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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8162

Master Investment Portfolio

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company 200 Clarendon Street; Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Center Street; Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2005

Date of reporting period: June 30, 2005

Item 1. Reports to Stockholders.

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES – 22.59%

AEROSPACE & DEFENSE – 0.40%
Boeing Co. (The)
6.13%, 02/15/33(1)	$100,000	$115,415
Lockheed Martin Corp.
8.50%, 12/01/29	100,000	144,418
Northrop Grumman Corp.
7.75%, 03/01/16(1)	200,000	249,746
Raytheon Co.
7.38%, 07/15/25	250,000	257,608
United Technologies Corp.
6.10%, 05/15/12	100,000	109,809

		876,996

AGRICULTURE – 0.05%
Altria Group Inc.
7.00%, 11/04/13	100,000	111,910

		111,910

AIRLINES – 0.09%
Continental Airlines Inc.
6.65%, 09/15/17	207,202	204,462

		204,462

AUTO MANUFACTURERS – 0.37%
DaimlerChrysler N.A. Holding Corp.
7.20%, 09/01/09	350,000	380,982
8.50%, 01/18/31	150,000	190,035
Ford Motor Co.
7.45%, 07/16/31	300,000	250,445

		821,462

BANKS – 2.71%
Abbey National PLC
7.95%, 10/26/29	100,000	135,983
Banco Santander Central Hispano Issuances
7.63%, 09/14/10	150,000	172,911
Bank of America Corp.
6.25%, 04/01/08	250,000	263,693
7.13%, 09/15/06	200,000	207,104
Bank One Corp.
3.70%, 01/15/08	150,000	148,823
5.90%, 11/15/11	250,000	269,628
FleetBoston Financial Corp.
6.88%, 01/15/28	100,000	122,978
HSBC Holdings PLC
5.25%, 12/12/12	350,000	364,249
KFW International Finance Inc.
3.25%, 03/30/09	500,000	490,753
4.75%, 01/24/07	150,000	152,246
Landwirtschaftliche Rentenbank
3.25%, 06/19/08	100,000	97,940
3.88%, 03/15/10	500,000	496,441
Mellon Funding Corp.
6.38%, 02/15/10	150,000	161,352
National City Bank (Ohio)
4.25%, 01/29/10	500,000	499,797
NationsBank Corp.
7.75%, 08/15/15	250,000	310,122
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	257,767
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	226,428
SunTrust Banks Inc.
5.05%, 07/01/07	150,000	152,376
Swiss Bank Corp.
7.00%, 10/15/15	150,000	179,371
US Bank N.A.
6.38%, 08/01/11	250,000	275,823
Wachovia Corp.
4.95%, 11/01/06	200,000	202,141
5.25%, 08/01/14	200,000	208,777
Wells Fargo & Co.
5.13%, 02/15/07	250,000	254,133
Wells Fargo Bank N.A.
7.55%, 06/21/10	250,000	286,854

		5,937,690

BEVERAGES – 0.40%
Anheuser-Busch Companies Inc.
5.05%, 10/15/16	200,000	208,192
Bottling Group LLC
4.63%, 11/15/12	100,000	101,503
Coca-Cola Enterprises Inc.
6.13%, 08/15/11	150,000	163,584
8.50%, 02/01/22	100,000	136,757
Diageo Capital PLC
7.25%, 11/01/09	250,000	279,358

		889,394

BUILDING MATERIALS – 0.10%
Masco Corp.
5.88%, 07/15/12	200,000	214,609

		214,609

CHEMICALS – 0.17%
Chevron Phillips Chemical Co.
5.38%, 06/15/07	150,000	152,894
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	109,584
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	110,855

		373,333

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL SERVICES – 0.05%
Cendant Corp.
6.25%, 03/15/10	$100,000	$106,493

		106,493

COMPUTERS – 0.30%
Hewlett-Packard Co.
5.50%, 07/01/07	150,000	153,706
International Business Machines Corp.
4.75%, 11/29/12	250,000	255,489
4.88%, 10/01/06	250,000	252,664

		661,859

COSMETICS & PERSONAL CARE – 0.13%
Procter & Gamble Co.
6.88%, 09/15/09	250,000	277,171

		277,171

DIVERSIFIED FINANCIAL SERVICES – 6.90%
American Express Co.
3.75%, 11/20/07	100,000	99,203
American General Finance Corp.
5.38%, 10/01/12	100,000	103,227
AXA Financial Inc.
7.75%, 08/01/10	150,000	172,480
Bear Stearns Companies Inc. (The)
5.70%, 01/15/07	100,000	102,287
5.70%, 11/15/14	200,000	214,461
CIT Group Inc.
7.75%, 04/02/12	150,000	175,925
Citibank Credit Card Issuance Trust Series 2004-A1 Class A1
2.55%, 01/20/09	2,000,000	1,957,958
Citigroup Inc.
3.50%, 02/01/08	500,000	492,951
5.00%, 09/15/14	177,000	181,061
5.63%, 08/27/12	100,000	106,813
6.00%, 02/21/12	150,000	163,802
6.63%, 06/15/32	100,000	119,376
Countrywide Home Loans Inc.
5.63%, 05/15/07	200,000	204,918
Credit Suisse First Boston
5.50%, 08/15/13	100,000	105,898
5.75%, 04/15/07	200,000	205,694
6.50%, 01/15/12	150,000	166,709
Credit Suisse First Boston USA Inc.
4.70%, 06/01/09	250,000	254,044
First Union National Bank
7.74%, 05/17/32	781,161	829,015
Ford Motor Credit Co.
6.63%, 06/16/08	400,000	395,059
7.00%, 10/01/13	300,000	287,844
General Electric Capital Corp.
5.38%, 03/15/07	500,000	510,836
6.50%, 12/10/07	800,000	843,110
6.75%, 03/15/32	250,000	308,497
General Motors Acceptance Corp.
5.71%, 10/15/38	1,000,000	1,072,518
Goldman Sachs Group Inc.
4.13%, 01/15/08	200,000	199,885
6.13%, 02/15/33	200,000	218,649
6.60%, 01/15/12	325,000	361,210
Household Finance Corp.
5.75%, 01/30/07	200,000	205,139
6.50%, 11/15/08	375,000	400,254
8.00%, 07/15/10	250,000	288,466
John Deere Capital Corp.
7.00%, 03/15/12	150,000	172,094
JP Morgan & Co. Inc.
6.00%, 01/15/09	350,000	369,478
JP Morgan Chase & Co.
5.25%, 05/30/07	150,000	153,135
6.75%, 02/01/11	250,000	276,475
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	150,000	149,464
4.80%, 03/13/14	150,000	151,571
MBNA America Bank N.A.
5.38%, 01/15/08	150,000	154,179
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	350,000	345,955
5.45%, 07/15/14	200,000	211,222
7.00%, 01/15/07	200,000	208,743
Morgan Stanley
4.75%, 04/01/14	200,000	197,034
5.80%, 04/01/07	150,000	154,182
8.00%, 06/15/10	250,000	289,402
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	231,876
Nissan Auto Receivables Owner Trust Series 2004-A Class A4
2.76%, 07/15/09	575,000	560,851
Saxon Asset Securities Trust
5.53%, 07/25/31	400,000	403,444
SLM Corp.
5.13%, 08/27/12	350,000	361,887

		15,138,281

ELECTRIC – 1.09%
AEP Texas Central Co.
6.65%, 02/15/33	100,000	117,518
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	106,965
Arizona Public Service Co.
6.50%, 03/01/12	100,000	111,114

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
ELECTRIC (Continued)
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	$100,000	$106,890
Constellation Energy Group
7.60%, 04/01/32	100,000	127,229
Consumers Energy Co.
5.00%, 02/15/12	150,000	152,472
Dominion Resources Inc.
8.13%, 06/15/10	150,000	172,828
DTE Energy Co.
7.05%, 06/01/11	150,000	167,945
Florida Power & Light Co.
5.63%, 04/01/34	100,000	109,160
MidAmerican Energy Holdings
5.00%, 02/15/14	100,000	100,384
NiSource Finance Corp.
7.88%, 11/15/10	100,000	114,907
Northern States Power Co.
8.00%, 08/28/12	100,000	121,570
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	164,374
Ontario Hydro Canada
7.45%, 03/31/13	150,000	181,518
Pacific Gas & Electric Co.
6.05%, 03/01/34	100,000	110,209
PECO Energy Co.
3.50%, 05/01/08	100,000	98,236
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	109,115
Progress Energy Inc.
7.75%, 03/01/31	100,000	124,771
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	103,880

		2,401,085

ELECTRICAL COMPONENTS & EQUIPMENT – 0.09%
Emerson Electric Co.
4.50%, 05/01/13	200,000	200,158

		200,158

ENVIRONMENTAL CONTROL – 0.05%
USA Waste Services Inc.
7.00%, 07/15/28	100,000	115,985

		115,985

FOOD – 1.06%
Albertson’s Inc.
7.45%, 08/01/29	100,000	113,874
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	195,412
ConAgra Foods Inc.
6.00%, 09/15/06	150,000	152,555
7.00%, 10/01/28	200,000	242,357
Fred Meyer Inc.
7.45%, 03/01/08	250,000	268,920
General Mills Inc.
5.13%, 02/15/07	150,000	152,339
Kellogg Co.
6.60%, 04/01/11	250,000	277,058
Kraft Foods Inc.
5.63%, 11/01/11	150,000	159,123
Safeway Inc.
7.50%, 09/15/09	285,000	314,486
SUPERVALU Inc.
7.88%, 08/01/09	150,000	167,436
Unilever Capital Corp.
7.13%, 11/01/10	250,000	282,622

		2,326,182

FOREST PRODUCTS & PAPER – 0.35%
International Paper Co.
6.75%, 09/01/11	200,000	218,009
MeadWestvaco Corp.
6.85%, 04/01/12	100,000	112,231
Weyerhaeuser Co.
6.75%, 03/15/12	400,000	440,096

		770,336

GAS – 0.08%
KeySpan Corp.
7.63%, 11/15/10	150,000	173,074

		173,074

HEALTH CARE – PRODUCTS – 0.09%
Johnson & Johnson
4.95%, 05/15/33	200,000	205,506

		205,506

HEALTH CARE – SERVICES – 0.10%
Anthem Inc.
6.80%, 08/01/12	100,000	112,839
UnitedHealth Group Inc.
3.75%, 02/10/09	100,000	98,429

		211,268

INSURANCE – 0.55%
Allstate Corp.
7.20%, 12/01/09	250,000	279,141
American International Group Inc.
4.25%, 05/15/13	150,000	145,481
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14	100,000	102,978
Hartford Life Inc.
7.38%, 03/01/31	100,000	127,904
ING Capital Funding Trust III
8.44%, 10/31/49	100,000	118,302

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 Unaudited)

Security	Principal	Value
INSURANCE (Continued)
MetLife Inc.
5.38%, 12/15/12	$200,000	$208,930
Progressive Corp.
6.63%, 03/01/29	100,000	119,461
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	109,071

		1,211,268

MACHINERY – 0.17%
Caterpillar Inc.
7.25%, 09/15/09	250,000	277,789
General Electric Co.
5.00%, 02/01/13	100,000	103,251

		381,040

MANUFACTURING – 0.10%
Tyco International Group SA
6.38%, 10/15/11	200,000	219,661

		219,661

MEDIA – 0.81%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	394,947
Clear Channel Communications Inc.
4.25%, 05/15/09	150,000	144,550
Cox Communications Inc. Class A
5.50%, 10/01/15	100,000	102,031
News America Holdings
8.00%, 10/17/16	100,000	122,887
News America Inc.
6.20%, 12/15/34	100,000	104,949
TCI Communications Inc.
8.75%, 08/01/15	350,000	448,973
Time Warner Entertainment Co.
8.38%, 03/15/23	200,000	255,717
Viacom Inc.
5.63%, 08/15/12	200,000	204,536

		1,778,590

MINING – 0.24%
Alcan Inc.
4.88%, 09/15/12	150,000	151,215
Alcoa Inc.
7.38%, 08/01/10	250,000	284,386
BHP Finance (USA) Ltd.
4.80%, 04/15/13	100,000	101,484

		537,085

MULTI-NATIONAL – 1.24%
Asian Development Bank
6.75%, 06/11/07	250,000	263,953
European Investment Bank
2.38%, 06/15/07	700,000	680,661
4.63%, 03/01/07	250,000	253,222
Inter-American Development Bank
7.38%, 01/15/10(1)	750,000	857,780
International Bank for Reconstruction & Development
4.13%, 08/12/09(1)	650,000	659,978

		2,715,594

OIL & GAS – 1.22%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	125,921
Apache Finance Canada
7.75%, 12/15/29	100,000	137,483
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	123,082
Conoco Funding Co.
5.45%, 10/15/06	200,000	203,607
6.35%, 10/15/11	300,000	332,189
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	279,742
Marathon Oil Corp.
6.13%, 03/15/12	150,000	163,261
Norsk Hydro ASA
6.36%, 01/15/09	140,000	149,706
Occidental Petroleum Corp.
7.38%, 11/15/08	100,000	109,995
Pemex Project Funding Master Trust
7.38%, 12/15/14	150,000	168,225
9.38%, 12/02/08(2)	150,000	170,625
Phillips 66 Capital Trust II
8.00%, 01/15/37	250,000	272,563
Texaco Capital Inc.
5.50%, 01/15/09	150,000	157,937
Valero Energy Corp.
6.88%, 04/15/12	250,000	279,051

		2,673,387

PHARMACEUTICALS – 0.23%
Bristol-Myers Squibb Co.
5.75%, 10/01/11	150,000	160,484
Pharmacia Corp.
6.50%, 12/01/18	150,000	176,125
Wyeth
5.50%, 03/15/13	150,000	157,868

		494,477

PIPELINES – 0.20%
Duke Energy Field Services Corp.
7.88%, 08/16/10	150,000	172,197
Kinder Morgan Energy Partners LP
5.35%, 08/15/07	150,000	151,965

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
PIPELINES (Continued)
KN Energy Inc.
7.25%, 03/01/28	$100,000	$118,582

		442,744

REAL ESTATE – 0.08%
EOP Operating LP
7.00%, 07/15/11	150,000	166,330

		166,330

REAL ESTATE INVESTMENT TRUSTS – 0.19%
Boston Properties Inc.
6.25%, 01/15/13	200,000	217,917
Simon Property Group LP
5.63%, 08/15/14	200,000	208,580

		426,497

RETAIL – 0.31%
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	137,595
Target Corp.
7.00%, 07/15/31	150,000	192,609
Wal-Mart Stores Inc.
7.55%, 02/15/30	250,000	341,017

		671,221

SAVINGS & LOANS – 0.24%
Washington Mutual Bank
5.65%, 08/15/14	250,000	263,231
Washington Mutual Inc.
7.50%, 08/15/06	250,000	258,773

		522,004

TELECOMMUNICATIONS – 2.00%
AT&T Wireless Services Inc.
7.88%, 03/01/11	500,000	581,083
BellSouth Corp.
5.20%, 09/15/14	250,000	257,644
6.88%, 10/15/31	150,000	177,552
British Telecom PLC
8.88%, 12/15/30	100,000	141,165
Deutsche Telekom International
Finance AG
8.50%, 06/15/10	300,000	347,681
France Telecom SA
8.00%, 03/01/11	150,000	174,071
GTE Corp.
7.51%, 04/01/09	150,000	165,505
Koninklijke KPN NV
8.00%, 10/01/10	150,000	173,688
Motorola Inc.
7.63%, 11/15/10	100,000	114,423
SBC Communications Inc.
5.10%, 09/15/14	300,000	306,739
6.25%, 03/15/11	250,000	271,159
Sprint Capital Corp.
6.88%, 11/15/28	150,000	172,182
8.38%, 03/15/12	150,000	180,423
Telecom Italia Capital SA Series B
5.25%, 11/15/13	150,000	152,281
Telefonica Europe BV
8.25%, 09/15/30	150,000	209,283
Verizon Global Funding Corp.
4.38%, 06/01/13	250,000	247,212
Verizon New York Inc.
7.38%, 04/01/32	150,000	176,178
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	156,538
Verizon Wireless Inc.
5.38%, 12/15/06	150,000	152,868
Vodafone Group PLC
7.75%, 02/15/10	200,000	228,357

		4,386,032

TRANSPORTATION – 0.43%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	281,889
Canadian National Railway Co.
6.45%, 07/15/06	200,000	204,482
Norfolk Southern Corp.
7.70%, 05/15/17	150,000	187,269
Union Pacific Corp.
6.79%, 11/09/07	250,000	264,552

		938,192

TOTAL CORPORATE BONDS & NOTES (Cost $47,635,884)		49,581,376

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.22%

MORTGAGE-BACKED SECURITIES – 2.22%
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	800,000	879,605
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3
6.38%, 12/16/35	1,000,000	1,090,301
JP Morgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	800,000	893,257
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	511,236

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
MORTGAGE-BACKED SECURITIES (Continued)
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2
5.02%, 08/12/37	$210,000	$215,941
Morgan Stanley Capital I Series 2004-HQ3 Class A2
4.05%, 01/13/41	1,180,000	1,168,365
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 Class A3
6.46%, 02/15/33	99,047	102,818

		4,861,523

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $4,949,251)		4,861,523

MUNICIPAL DEBT OBLIGATIONS – 0.19%

ILLINOIS – 0.10%
Illinois State, Pension Funding
5.10%, 06/01/33(1)	200,000	208,520

		208,520

NEW JERSEY – 0.09%
New Jersey State Turnpike Authority, Turnpike Revenue
4.25%, 01/01/16	200,000	198,196

		198,196

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $375,330)		406,716

FOREIGN GOVERNMENT BONDS& NOTES(8) – 1.67%
British Columbia (Province of)
6.50%, 01/15/26	100,000	125,540
Finland (Republic of)
6.95%, 02/15/26	100,000	129,190
Hydro-Quebec
6.30%, 05/11/11	150,000	165,746
Israel (State of)
4.63%, 06/15/13	100,000	98,957
Italy (Republic of)
4.38%, 10/25/06	250,000	251,668
6.00%, 02/22/11	450,000	493,220
6.88%, 09/27/23	200,000	252,586
Korea Development Bank
5.25%, 11/16/06	150,000	152,184
Manitoba (Province of)
4.25%, 11/20/06	250,000	251,418
Mexico Government International Bond
9.88%, 01/15/07	100,000	109,050
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	163,399
Ontario (Province of)
5.50%, 10/01/08	200,000	209,801
Quebec (Province of)
5.75%, 02/15/09(1)	150,000	158,515
6.13%, 01/22/11	150,000	163,822
United Mexican States
6.38%, 01/16/13	600,000	644,100
8.13%, 12/30/19	250,000	306,875

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $3,509,737)		3,676,071

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 72.16%

MORTGAGE-BACKED SECURITIES – 34.32%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	3,674,542	3,594,599
4.50%, 04/01/18	1,533,529	1,527,832
4.50%, 11/01/18	1,156,571	1,152,274
4.50%, 01/01/19	214,246	213,450
4.50%, 02/01/19	2,900,290	2,889,516
5.00%, 10/01/18	1,809,099	1,830,862
5.00%, 10/01/19	1,983,241	2,006,566
5.00%, 07/01/34(3)	4,000,000	4,000,000
5.50%, 12/01/18	2,976,759	3,056,896
5.50%, 04/01/33	2,355,992	2,391,006
5.50%, 03/01/34	5,033,280	5,106,891
6.00%, 08/01/34	5,486,935	5,629,879
6.50%, 06/01/31	407,588	422,828
8.00%, 12/01/24	1,264,608	1,366,593
Federal National Mortgage Association
5.00%, 01/01/19	4,834,954	4,892,910
5.00%, 07/01/34(3)	9,000,000	9,000,000
5.50%, 07/01/33	2,552,796	2,590,098
5.50%, 03/01/34	97,950	99,347
5.50%, 06/01/34	442,029	448,334
5.50%, 08/01/34	509,487	516,798
5.50%, 09/01/34	633,141	642,173
5.50%, 10/01/34	1,080,483	1,095,897
5.50%, 11/01/34	4,403,656	4,466,472
5.50%, 01/01/35	960,463	974,164
5.50%, 02/01/35	996,698	1,010,935
6.00%, 07/01/34	1,838,904	1,885,929
6.00%, 09/01/34	2,488,328	2,551,961
6.50%, 01/01/29	5,368,972	5,575,479
7.00%, 02/01/32	453,087	477,937
Government National Mortgage Association
5.50%, 09/15/34	1,940,593	1,983,721
7.50%, 12/15/23	1,790,837	1,931,495

		75,332,842

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 10.73%
Federal Home Loan Bank
5.75%, 05/15/12	$700,000	$766,991
5.95%, 07/28/08	1,500,000	1,590,362
Federal Home Loan Mortgage Corp.
3.50%, 09/15/07(1)	2,000,000	1,987,718
4.75%, 10/11/12	1,000,000	1,001,093
5.50%, 07/15/06	5,600,000	5,697,031
6.25%, 07/15/32(1)	320,000	401,795
Federal National Mortgage Association
4.38%, 09/15/12(1)	1,000,000	1,021,301
4.63%, 10/15/13	1,000,000	1,028,485
5.25%, 01/15/09	1,500,000	1,565,208
5.38%, 11/15/11	1,000,000	1,071,680
6.00%, 05/15/08	3,000,000	3,171,135
6.25%, 02/01/11	1,000,000	1,095,766
7.25%, 01/15/10	1,000,000	1,133,941
Financing Corp.
8.60%, 09/26/19	650,000	924,213
Tennessee Valley Authority
6.25%, 12/15/17	400,000	469,718
7.13%, 05/01/30	450,000	617,161

		23,543,598

U.S. GOVERNMENT SECURITIES – 27.11%
U.S. Treasury Bonds
5.38%, 02/15/31(1)	3,570,000	4,212,600
6.25%, 08/15/23	1,000,000	1,246,211
7.25%, 05/15/16	1,000,000	1,280,508
7.63%, 02/15/25(1)	3,000,000	4,322,109
8.00%, 11/15/21	1,000,000	1,440,898
8.75%, 05/15/17	500,000	717,910
8.75%, 05/15/20	2,000,000	2,999,218
12.50%, 08/15/14(1)	400,000	532,203
U.S. Treasury Notes
3.13%, 01/31/07(1)	3,700,000	3,670,803
3.38%, 02/15/08(1)	2,800,000	2,779,655
3.63%, 07/15/09	3,000,000	2,990,040
4.00%, 03/15/10(1)	3,600,000	3,639,233
4.25%, 11/15/14(1)	6,300,000	6,447,905
4.38%, 05/15/07(1)	6,200,000	6,282,584
4.75%, 05/15/14	2,400,000	2,546,626
4.88%, 02/15/12(1)	2,400,000	2,548,874
5.63%, 05/15/08	6,200,000	6,526,951
6.00%, 08/15/09	1,100,000	1,195,175
6.50%, 10/15/06	2,900,000	3,005,238
6.50%, 02/15/10	1,000,000	1,115,977

		59,500,718

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $155,691,659)		158,377,158

SHORT-TERM INVESTMENTS – 22.24%

COMMERCIAL PAPER(4) – 4.37%
Alpine Securitization Corp.
3.29%, 08/08/05	50,490	50,315
Amstel Funding Corp.
2.95% - 3.18%,
07/18/05 - 08/19/05(2)	339,236	338,551
Amsterdam Funding Corp.
3.14% - 3.24%,
07/19/05 - 07/26/05(2)	774,180	772,723
ANZ National Bank Ltd.
2.94%, 08/15/05(2)	84,150	83,836
Barton Capital Corp.
3.15% - 3.29%,
07/14/05 - 07/28/05	320,182	319,643
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	168,300	168,154
Bryant Park Funding LLC
3.10%, 07/06/05(2)	64,987	64,960
Cancara Asset Securitisation LLC
3.15%, 07/13/05(2)	60,598	60,534
Cantabric Finance LLC
3.08% - 3.12%,
07/11/05 - 07/25/05(2)	168,300	168,001
Chariot Funding LLC
3.13% - 3.29%,
07/12/05 - 07/28/05(2)	210,732	210,403
Charta LLC
3.31%, 08/11/05(2)	252,450	251,498
Chesham Finance LLC
3.12% - 3.17%,
07/08/05 - 07/13/05(2)	158,202	158,070
Dexia Delaware LLC
3.04%, 07/01/05	223,166	223,166
Edison Asset Securitization LLC
3.12%, 09/06/05(2)	126,225	125,492
Fairway Finance LLC
3.12% - 3.23%,
07/11/05 - 09/15/05(2)	278,447	277,284
Falcon Asset Securitization Corp.
3.17% - 3.24%,
07/14/05 - 07/21/05(2)	446,411	445,642
Ford Credit Floorplan Motown
3.33%, 08/08/05(2)	33,660	33,542
Gemini Securitization Corp.
3.18% - 3.24%,
07/15/05 - 07/25/05	182,282	181,979
General Electric Capital Corp.
2.74%, 07/07/05	84,150	84,112
Giro Funding Corp.
3.07% - 3.30%,
07/01/05 - 07/29/05	159,885	159,669

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER (Continued)
Grampian Funding LLC
3.00% - 3.13%,
07/05/05 - 09/09/05(2)	$560,439	$558,070
Jupiter Securitization Corp.
3.12% - 3.24%,
07/13/05 - 07/27/05(2)	509,086	508,334
Liberty Street Funding Corp.
3.05%, 07/01/05(2)	84,150	84,150
Lockhart Funding LLC
3.15% - 3.16%,
07/11/05 - 07/12/05(2)	246,287	246,068
Mortgage Interest Networking Trust
3.12% - 3.27%,
07/05/05 - 07/25/05	321,453	321,065
Nordea North America Inc.
2.74%, 07/11/05	84,150	84,086
Park Avenue Receivables Corp.
3.25%, 07/22/05(2)	334,917	334,283
Park Granada LLC
3.08% - 3.09%, 07/01/05(2)	84,217	84,217
Polonius Inc.
3.15%, 07/11/05(2)	117,810	117,707
Ranger Funding Co. LLC
3.07% - 3.13%,
07/06/05 - 07/13/05(2)	547,428	547,070
Santander Central Hispano
2.75%, 07/08/05	210,375	210,263
Scaldis Capital LLC
2.75% - 3.29%,
07/08/05 - 07/29/05(2)	301,070	300,483
Sydney Capital Corp.
3.11% - 3.21%,
07/08/05 - 08/17/05(2)	612,107	610,460
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%,
07/07/05 - 07/15/05(2)	547,983	547,408
Three Pillars Funding Corp.
3.30%, 07/28/05	24,473	24,412
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05(2)	328,185	328,185
UBS Finance Delaware LLC
3.03%, 07/01/05	252,450	252,450
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	146,421	146,095
Yorktown Capital LLC
3.15%, 07/13/05	97,818	97,715

		9,580,095

FLOATING RATE NOTES(4) – 7.37%
Allstate Life Global Funding II
3.19% - 3.30%,
06/08/06 - 06/27/06(2)	313,038	313,041
American Express Bank
3.24% - 3.29%,
10/17/05 - 06/29/06	412,335	412,338
American Express Centurion Bank
3.29%, 06/29/06	67,320	67,320
American Express Credit Corp.
3.19% - 3.32%,
08/09/05 - 10/26/05	479,655	479,713
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(2)	109,395	109,395
Bank of Nova Scotia
3.06% - 3.23%,
09/26/05 - 01/03/06	109,395	109,380
Beta Finance Inc.
3.13% - 3.60%,
09/23/05 - 06/09/06(2)	865,062	865,055
BMW US Capital LLC
3.19%, 07/14/06(2)	168,300	168,300
Canadian Imperial Bank of Commerce
3.14% - 3.26%,
09/13/05 - 12/14/05	572,220	572,166
CC USA Inc.
3.12% - 3.27%,
07/29/05 - 06/26/06(2)	629,442	629,402
Commodore CDO Ltd.
3.47%, 12/12/05(2)	42,075	42,075
Credit Suisse First Boston
3.15%, 05/09/06	168,300	168,300
Danske Bank
3.14% - 3.24%,
08/12/05 - 10/17/05	504,900	504,871
DEPFA Bank PLC
3.42%, 03/15/06	168,300	168,300
Dorada Finance Inc.
3.12% - 3.29%,
07/29/05 - 06/26/06(2)	407,286	407,302
Fairway Finance LLC
3.21%, 10/20/05	67,320	67,319
Fifth Third Bancorp
3.26%, 04/21/06(2)	336,600	336,600
Five Finance Inc.
3.27% - 3.30%,
02/27/06 - 06/26/06(2)	117,810	117,814
General Electric Capital Corp.
3.28%, 07/07/06	75,735	75,817
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	24,177	24,177
Greenwich Capital Holdings Inc.
3.09% - 3.15%,
09/02/05 - 02/10/06	193,545	193,545
Hartford Life Global Funding Trust
3.21%, 07/15/06	168,300	168,300

18

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value

FLOATING RATE NOTES (Continued)
HBOS Treasury Services PLC
3.15% - 3.51%,
01/10/06 - 04/24/06(2)	$504,900	$504,900
HSBC Bank USA N.A.
3.57%, 05/04/06	58,905	58,945
K2 USA LLC
3.09% - 3.24%,
07/25/05 - 06/02/06(2)	740,520	740,524
Leafs LLC
3.26%, 01/20/06 - 02/21/06(2)	176,715	176,715
Links Finance LLC
3.19% - 3.58%,
11/16/05 - 03/15/06(2)	656,370	656,466
Lothian Mortgages PLC
3.29%, 01/24/06(2)	252,450	252,450
Marshall & Ilsley Bank
3.36%, 02/20/06	168,300	168,429
Metropolitan Life Global Funding I
3.14%, 07/06/06(2)	252,450	252,450
National City Bank (Ohio)
3.09% - 3.11%,
08/09/05 - 01/06/06	252,450	252,432
Nationwide Building Society
3.16% - 3.51%,
01/13/06 - 07/07/06(2)	622,710	622,795
Norddeutsche Landesbank
3.11%, 07/27/05	168,300	168,296
Northern Rock PLC
3.15% - 3.28%,
10/25/05 - 05/03/06(2)	504,900	504,900
Permanent Financing PLC
3.15% - 3.20%,
09/12/05 - 06/12/06	647,955	647,956
Principal Life Income Funding Trusts
3.21%, 05/10/06	126,225	126,232
Royal Bank of Scotland
3.07% - 3.26%,
04/05/06 - 06/27/06	477,551	477,417
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06(2)	92,565	92,555
Sigma Finance Inc.
3.10% - 3.60%,
08/17/05 - 03/20/06(2)	960,993	961,019
Skandinav Enskilda Bank NY
3.27%, 07/18/06(2)	168,300	168,300
Societe Generale
3.15% - 3.26%,
03/30/06 - 06/13/06	260,865	260,807
SunTrust Bank
3.17%, 04/28/06	252,450	252,450
Tango Finance Corp.
3.19% - 3.28%,
07/25/05 - 06/21/06(2)	577,269	577,234
Toronto-Dominion Bank
3.81%, 06/20/06	210,375	210,395
UniCredito Italiano SpA
3.34%, 06/14/06	218,790	218,716
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(2)	434,074	434,073
Wells Fargo & Co.
3.19%, 07/14/06(2)	84,150	84,159
WhistleJacket Capital LLC
3.14% - 3.24%,
07/15/05 - 06/22/06(2)	563,805	563,784
White Pine Finance LLC
3.07% - 3.28%,
07/05/05 - 06/20/06(2)	565,488	565,468
Winston Funding Ltd.
3.23%, 07/23/05(2)	120,166	120,166
World Savings Bank
3.13%, 09/09/05	58,905	58,904

		16,179,467

MONEY MARKET FUNDS – 6.43%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares
3.22%(4)(5)(6)	673,200	673,200
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.20%(5)(6)	13,355,292	13,355,292
BlackRock Temp Cash Money Market Fund
3.04%(4)(6)	24,379	24,379
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares
3.13%(4)(6)	58,999	58,999

		14,111,870

REPURCHASE AGREEMENTS(4) – 2.68%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $2,858,773 and effective yields of 3.40% - 3.44%.(7)	$2,858,500	2,858,500
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $2,188,109 and effective yields of 3.43% - 3.44%.(7)	2,187,901	2,187,901
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $841,580 and an effective yield of 3.40%.(7)	841,500	841,500

		5,887,901

19

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
TIME DEPOSITS(4) – 1.27%
American Express Centurion Bank
3.08%, 07/01/05	$126,225	$126,225
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	168,300	168,300
BNP Paribas (New York)
2.78% - 3.03%,
07/11/05-08/23/05	235,620	235,620
Credit Suisse First Boston
3.16%, 07/13/05	84,150	84,150
Deutsche Bank AG
3.31%, 07/01/05	6,920	6,920
HBOS Treasury Services PLC
3.39%, 12/14/05	100,980	100,980
Key Bank N.A.
3.34%, 07/01/05	504,900	504,900
Natexis Banques
2.98%, 08/18/05	168,300	168,300
Toronto-Dominion Bank
2.66% - 3.18%,
09/14/05 - 11/09/05	302,940	302,932
UBS AG
2.67% - 3.40%,
11/09/05 - 12/15/05	134,640	134,640
UBS Finance Delaware LLC
3.02% - 3.05%,
07/01/05-07/05/05	117,810	117,808
US Bank N.A.
3.12%, 07/08/05	168,300	168,300
Washington Mutual Bank
3.15% - 3.28%,
07/28/05 - 08/09/05	504,900	504,900
Wells Fargo Bank N.A.
3.04%, 07/01/05	168,300	168,300

		2,792,275

U.S. GOVERNMENT AGENCY NOTES(4) – 0.12%
Federal National
Mortgage Association
2.33%, 07/22/05	252,450	252,108

		252,108

TOTAL SHORT-TERM INVESTMENTS (Cost: $48,803,716)		$48,803,716

TOTAL INVESTMENTS IN SECURITIES – 121.07% (Cost: $260,965,577)		265,706,560

Other Assets, Less Liabilities – (21.07)%		(46,237,031)

NET ASSETS – 100.00%		$219,469,529

(1)	All or a portion of this security represents a security on loan. See Note 4.
(2)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	To-be-announced (TBA). See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	Investments are denominated in U.S. dollars.

The accompanying notes are an integral part of these financial statements.

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 3.94%
HBOS Treasury Services PLC
3.56%, 03/14/06	$50,000,000	$50,000,000
3.79%, 06/19/06	50,000,000	49,995,280
Toronto-Dominion Bank
2.78%, 07/11/05	50,000,000	50,000,068
Washington Mutual Bank
3.28%, 08/08/05	100,000,000	100,000,000
Wells Fargo Bank N.A.
3.04%, 07/01/05	25,000,000	25,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $274,995,348)		274,995,348

COMMERCIAL PAPER – 15.69%
Charta LLC
3.24%, 08/09/05(1)	50,000,000	49,824,500
3.25%, 08/05/05(1)	20,000,000	19,936,806
CRC Funding LLC
3.24%, 07/27/05(1)	50,000,000	49,883,000
Ebury Finance Ltd.
3.24%, 07/18/05(1)	54,440,000	54,356,707
Ford Credit Floorplan Motown
3.26%, 07/21/05(1)	25,000,000	24,954,722
General Electric Capital Corp.
2.93%, 08/15/05	60,000,000	59,780,250
3.12%, 09/06/05	50,000,000	49,709,666
General Electric Capital Services Inc.
2.74%, 07/07/05	50,000,000	49,977,167
Giro Multi-Funding Corp.
3.07%, 07/01/05(1)	75,000,000	75,000,000
Grampian Funding LLC
2.95%, 08/17/05(1)	65,000,000	64,750,084
3.12%, 09/07/05(1)	75,000,000	74,558,000
3.38%, 11/08/05(1)	56,000,000	55,316,489
3.49%, 12/09/05(1)	50,000,000	49,219,597
Mortgage Interest Networking Trust
3.28%, 07/25/05	35,000,000	34,923,467
New Center Asset Trust
3.27%, 08/02/05(1)	50,000,000	49,854,667
Scaldis Capital LLC
3.24%, 07/19/05(1)	57,000,000	56,907,660
3.50%, 12/12/05(1)	25,000,000	24,601,389
Solitaire Funding Ltd.
3.05%, 07/01/05(1)	106,000,000	106,000,000
Three Pillars Funding Corp.
3.06%, 07/01/05(1)	90,000,000	90,000,000
UBS Finance Delaware LLC
3.03%, 07/01/05	50,000,000	50,000,000
WhistleJacket Capital LLC
3.51%, 12/15/05(1)	5,000,000	4,918,587

TOTAL COMMERCIAL PAPER (Cost: $ 1,094,472,758)		1,094,472,758

MEDIUM-TERM NOTES – 1.22%
Beta Finance Inc.
2.68%, 11/15/05(1)	50,000,000	49,996,152
K2 USA LLC
2.43%, 08/01/05(1)	20,000,000	19,999,663
3.57%, 03/16/06(1)	15,000,000	15,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $ 84,995,815)		84,995,815

TIME DEPOSITS – 6.77%
Chase Bank USA N.A.
3.38%, 07/01/05	72,140,000	72,140,000
Deutsche Bank
3.31%, 07/01/05	150,000,000	150,000,000
Key Bank N.A.
3.34%, 07/01/05	200,000,000	200,000,000
UBS AG
3.05%, 07/01/05	50,000,000	50,000,000

TOTAL TIME DEPOSITS (Cost: $472,140,000)		472,140,000

VARIABLE & FLOATING RATE NOTES – 49.58%
Allstate Life Global Funding II
3.30%, 06/27/06(1)	50,000,000	50,000,000
American Express Bank
3.24%, 10/17/05	10,000,000	10,000,973
American Express Centurion Bank
3.11%, 09/01/05	50,000,000	50,003,176
3.29%, 06/29/06	35,000,000	35,000,000
American Express Credit Corp.
3.36%, 02/28/06	31,000,000	31,015,829
ASIF Global Financing
3.29%, 06/23/06(1)	75,000,000	74,995,270
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(1)	35,000,000	35,000,000
Bank of America Securities
3.52%, 11/18/05	100,000,000	100,000,000
Bear Stearns Companies Inc. (The)
3.31%, 09/16/05	100,000,000	100,000,000
Beta Finance Inc.
3.17%, 05/25/06(1)	15,000,000	14,998,606
3.27%, 04/25/06(1)	30,000,000	29,997,000
CC USA Inc.
3.17%, 05/25/06(1)	25,000,000	24,997,677
3.17%, 06/15/06(1)	55,000,000	54,994,741
3.25%, 08/25/05(1)	15,000,000	14,999,434
3.27%, 03/23/06(1)	25,000,000	25,000,158
Citigroup Global Markets Holdings Inc.
3.16%, 11/04/05	100,000,000	100,000,000

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Commodore CDO Ltd. 2003-2A
Class A1MM
3.47%, 12/12/05(1)	$25,000,000	$25,000,000
Credit Suisse First Boston
3.15%, 05/09/06	50,000,000	50,000,000
DEPFA Bank PLC
3.42%, 03/15/06	100,000,000	100,000,000
Dorada Finance Inc.
3.20%, 09/15/05(1)	82,000,000	82,001,323
3.26%, 06/26/06(1)	15,000,000	14,998,618
Five Finance Inc.
3.10%, 05/25/06(1)	22,000,000	21,997,956
3.27%, 06/26/06(1)	14,000,000	13,998,615
Goldman Sachs Group Inc. (The)
3.30%, 07/29/05(1)	50,000,000	50,000,000
Greenwich Capital Holdings Inc.
3.15%, 02/10/06	15,000,000	15,000,000
3.17%, 02/13/06	15,000,000	15,000,000
HBOS Treasury Services PLC
3.51%, 04/24/06(1)	50,000,000	50,000,000
HSBC Bank USA N.A.
3.57%, 05/04/06	15,000,000	15,010,240
K2 USA LLC
3.09%, 06/02/06(1)	35,000,000	34,996,778
3.21%, 02/15/06(1)	25,000,000	25,003,458
3.27%, 05/25/06(1)	100,000,000	99,986,521
Leafs LLC
3.26%, 02/21/06(1)	20,000,000	20,000,000
LEEK Series 14A Class A1
3.27%, 07/21/05(1)	42,028,200	42,028,200
Links Finance LLC
3.21%, 10/17/05(1)	65,000,000	65,001,488
3.21%, 01/20/06(1)	35,000,000	34,995,485
3.22%, 05/18/06(1)	50,000,000	49,991,206
3.27%, 07/26/05(1)	25,000,000	24,999,487
3.33%, 07/29/05(1)	50,000,000	50,000,946
Lothian Mortgages PLC Series 4A Class A1
3.29%, 01/24/06(1)	75,000,000	75,000,000
Marshall & Ilsley Bank
3.36%, 02/20/06	30,000,000	30,022,987
Metropolitan Life Insurance Funding Agreement
3.23%, 07/18/05(1)(2)	25,000,000	25,000,000
3.26%, 07/25/05(1)(2)	50,000,000	50,000,000
Morgan Stanley
3.13%, 07/03/06	100,000,000	100,000,000
3.34%, 08/15/05	25,000,000	25,004,549
3.35%, 06/27/06	100,000,000	100,021,029
National City Bank
3.06%, 08/02/05	50,000,000	49,998,087
3.09%, 01/06/06	20,000,000	19,996,874
Nationwide Building Society
3.51%, 04/28/06(1)	100,000,000	100,000,000
Northern Rock PLC
3.15%, 05/03/06(1)	70,000,000	70,000,000
Permanent Financing PLC No. 7
Series 1 Class A
3.15%, 03/10/06	150,000,000	150,000,000
Permanent Financing PLC No. 8
Series 1 Class A
3.20%, 06/12/06	25,000,000	25,000,000
Royal Bank of Scotland
3.07%, 04/05/06	76,250,000	76,226,417
Sigma Finance Inc.
3.17%, 07/15/05(1)	25,000,000	24,999,710
3.17%, 11/18/05(1)	70,000,000	69,991,923
3.20%, 03/20/06(1)	20,000,000	20,001,107
Skandinav Enskilda Bank NY
3.27%, 07/18/06(1)	50,000,000	50,000,000
Societe Generale
3.15%, 06/13/06	30,000,000	29,994,277
Strips III LLC
3.35%, 07/25/05(1)(2)	30,999,027	30,999,027
Tango Finance Corp.
3.15%, 06/12/06(1)	50,000,000	49,995,286
3.27%, 05/26/06(1)	15,000,000	14,997,972
Travelers Insurance Co.
Funding Agreement
3.29%, 02/03/06(1)(2)	50,000,000	50,000,000
3.35%, 08/19/05(1)(2)	50,000,000	50,000,000
Wachovia Asset Securitization Inc.
Series 2004-HM1A Class A
3.30%, 07/25/05	84,837,695	84,837,695
Wachovia Asset Securitization Inc.
Series 2004-HM2A Class AMM
3.30%, 07/25/05	87,106,594	87,106,594
Westpac Banking Corp.
3.40%, 04/11/06	70,000,000	70,000,000
WhistleJacket Capital LLC
3.14%, 12/08/05(1)	30,000,000	29,998,028
3.18%, 02/15/06(1)	20,000,000	19,996,837
3.24%, 06/22/06(1)	15,000,000	14,998,537
White Pine Finance LLC
3.18%, 03/15/06(1)	46,000,000	45,990,935
3.28%, 12/28/05(1)	67,000,000	66,993,382
Winston Funding Ltd.
3.23%, 07/25/05(1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $3,458,184,438)		3,458,184,438

REPURCHASE AGREEMENTS(3) – 22.67%
Bank of America N.A. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $125,011,910 and an effective yield of 3.43%.	125,000,000	125,000,000

22

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Bank of America Securities Corporate Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $200,019,375 and an effective yield of 3.49%.	$200,000,000	$200,000,000
Bank of America Securities Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%.	40,000,000	40,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%.	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $290,027,700 and effective yields of 3.43% - 3.44%.	290,000,000	290,000,000
Greenwich Capital Markets Inc. Corporate Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,009,688 and an effective yield of 3.49%.	100,000,000	100,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,789 and an effective yield of 3.41%.	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $300,029,114 and effective yields of 3.49% - 3.50%.	300,000,000	300,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $56,392,357 and an effective yield of 3.42%.	56,387,000	56,387,000
Merrill Lynch & Co. Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $100,009,799 and effective yields of 3.50% - 3.56%.	100,000,000	100,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreements, dated 3/22/05, due 12/27/05, with a maturity value of $150,152,500 and an effective yield of 3.56%.	150,000,000	150,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $140,013,139 and effective yields of 3.37% - 3.40%.	140,000,000	140,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,581,387,000)		1,581,387,000

TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $6,966,175,359)		6,966,175,359

Other Assets, Less Liabilities – 0.13%		8,780,862

NET ASSETS – 100.00%		$6,974,956,221

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

23

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 Unaudited)

Security	Shares	Value
COMMON STOCKS – 97.55%
ADVERTISING – 0.18%
Interpublic Group of Companies Inc.(1)(2)	88,404	$1,076,761
Omnicom Group Inc.	39,000	3,114,540

		4,191,301

AEROSPACE & DEFENSE – 1.93%
Boeing Co. (The)	174,795	11,536,470
General Dynamics Corp.	42,200	4,622,588
Goodrich (B.F.) Co.	25,180	1,031,373
L-3 Communications Holdings Inc.	24,905	1,907,225
Lockheed Martin Corp.	85,118	5,521,605
Northrop Grumman Corp.(2)	76,187	4,209,332
Raytheon Co.	95,259	3,726,532
Rockwell Collins Inc.	37,452	1,785,711
United Technologies Corp.	215,877	11,085,284

		45,426,120

AGRICULTURE – 1.50%
Altria Group Inc.	437,004	28,256,679
Monsanto Co.	56,445	3,548,697
Reynolds American Inc.	24,795	1,953,846
UST Inc.(2)	34,712	1,584,950

		35,344,172

AIRLINES – 0.10%
Delta Air Lines Inc.(1)(2)	29,109	109,450
Southwest Airlines Co.	156,413	2,178,833

		2,288,283

APPAREL – 0.44%
Coach Inc.(1)	80,178	2,691,575
Jones Apparel Group Inc.	25,516	792,017
Liz Claiborne Inc.	22,633	899,888
Nike Inc. Class B	48,479	4,198,281
Reebok International Ltd.(2)	12,028	503,131
VF Corp.	21,387	1,223,764

		10,308,656

AUTO MANUFACTURERS – 0.46%
Ford Motor Co.	387,505	3,968,051
General Motors Corp.(2)	119,067	4,048,278
Navistar International Corp.(1)(2)	14,387	460,384
PACCAR Inc.	36,500	2,482,000

		10,958,713

AUTO PARTS & EQUIPMENT – 0.18%
Cooper Tire & Rubber Co.(2)	14,702	273,016
Dana Corp.(2)	31,143	467,456
Delphi Corp.(2)	116,584	542,116
Goodyear Tire & Rubber Co. (The)(1)(2)	36,495	543,775
Johnson Controls Inc.	40,346	2,272,690
Visteon Corp.	26,822	161,737

		4,260,790

BANKS – 6.23%
AmSouth Bancorp(2)	74,565	1,938,690
Bank of America Corp.	849,436	38,742,776
Bank of New York Co. Inc. (The)	163,944	4,718,308
BB&T Corp.	115,334	4,609,900
Comerica Inc.	35,744	2,066,003
Compass Bancshares Inc.	25,822	1,161,990
Fifth Third Bancorp	110,004	4,533,265
First Horizon National Corp.(2)	25,941	1,094,710
Huntington Bancshares Inc.(2)	48,473	1,170,138
KeyCorp	85,725	2,841,784
M&T Bank Corp.(2)	20,858	2,193,427
Marshall & Ilsley Corp.	44,704	1,987,093
Mellon Financial Corp.	89,047	2,554,758
National City Corp.	125,747	4,290,488
North Fork Bancorp Inc.	100,422	2,820,854
Northern Trust Corp.	43,267	1,972,543
PNC Financial Services Group	59,650	3,248,539
Regions Financial Corp.(2)	97,659	3,308,687
State Street Corp.	70,107	3,382,663
SunTrust Banks Inc.	71,709	5,180,258
Synovus Financial Corp.	65,267	1,871,205
U.S. Bancorp	387,675	11,320,110
Wachovia Corp.	333,238	16,528,605
Wells Fargo & Co.	356,569	21,957,519
Zions Bancorporation	18,847	1,385,820

		146,880,133

BEVERAGES – 2.19%
Anheuser-Busch Companies Inc.	163,622	7,485,706
Brown-Forman Corp. Class B(2)	19,386	1,172,078
Coca-Cola Co. (The)	477,448	19,933,454
Coca-Cola Enterprises Inc.	75,304	1,657,441
Molson Coors Brewing Co. Class B	16,860	1,045,320
Pepsi Bottling Group Inc.(2)	42,177	1,206,684
PepsiCo Inc.	353,295	19,053,199

		51,553,882

BIOTECHNOLOGY – 1.04%
Amgen Inc.(1)	261,616	15,817,303
Biogen Idec Inc.(1)(2)	72,435	2,495,386
Chiron Corp.(1)(2)	31,686	1,105,525
Genzyme Corp.(1)(2)	53,078	3,189,457
MedImmune Inc.(1)	51,997	1,389,360
Millipore Corp.(1)	10,312	585,000

		24,582,031

BUILDING MATERIALS – 0.25%
American Standard Companies Inc.	38,257	1,603,733
Masco Corp.	92,261	2,930,209
Vulcan Materials Co.(2)	21,511	1,398,000

		5,931,942

24

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares	Value
CHEMICALS – 1.53%
Air Products & Chemicals Inc.	48,219	$2,907,606
Ashland Inc.	14,240	1,023,429
Dow Chemical Co. (The)	202,683	9,025,474
Du Pont (E.I.) de Nemours and Co.	210,036	9,033,648
Eastman Chemical Co.(2)	16,772	924,976
Ecolab Inc.(2)	47,010	1,521,244
Engelhard Corp.(2)	25,454	726,712
Great Lakes Chemical Corp.	10,599	333,551
Hercules Inc.(1)	23,233	328,747
International Flavors & Fragrances Inc.	19,111	692,200
PPG Industries Inc.(2)	36,396	2,284,213
Praxair Inc.	68,054	3,171,316
Rohm & Haas Co.(2)	41,219	1,910,088
Sherwin-Williams Co. (The)(2)	26,938	1,268,510
Sigma-Aldrich Corp.	14,350	804,174

		35,955,888

COMMERCIAL SERVICES – 0.91%
Apollo Group Inc. Class A(1)	34,803	2,722,291
Block (H & R) Inc.(2)	34,694	2,024,395
Cendant Corp.	221,901	4,963,925
Convergys Corp.(1)	29,325	417,001
Donnelley (R.R.) & Sons Co.	45,556	1,572,138
Equifax Inc.	28,038	1,001,237
McKesson Corp.	62,016	2,777,697
Moody’s Corp.(2)	58,239	2,618,425
Paychex Inc.(2)	75,486	2,456,314
Robert Half International Inc.(2)	34,560	862,963

		21,416,386

COMPUTERS – 3.78%
Affiliated Computer Services Inc. Class A(1)	26,511	1,354,712
Apple Computer Inc.(1)	173,633	6,391,431
Computer Sciences Corp.(1)	39,396	1,721,605
Dell Inc.(1)	511,652	20,215,371
Electronic Data Systems Corp.(2)	108,745	2,093,341
EMC Corp.(1)	506,434	6,943,210
Gateway Inc.(1)(2)	67,376	222,341
Hewlett-Packard Co.	610,266	14,347,354
International Business Machines Corp.	340,870	25,292,554
Lexmark International Inc.(1)(2)	26,569	1,722,468
NCR Corp.(1)	39,135	1,374,421
Network Appliance Inc.(1)	76,903	2,174,048
Sun Microsystems Inc.(1)	716,030	2,670,792
SunGard Data Systems Inc.(1)	60,956	2,143,823
Unisys Corp.(1)	69,652	440,897

		89,108,368

COSMETICS & PERSONAL CARE – 2.32%
Alberto-Culver Co.(2)	18,302	793,026
Avon Products Inc.	99,350	3,760,397
Colgate-Palmolive Co.	110,537	5,516,902
Gillette Co. (The)	210,381	10,651,590
Kimberly-Clark Corp.	101,177	6,332,668
Procter & Gamble Co.	522,795	27,577,436

		54,632,019

DISTRIBUTION & WHOLESALE – 0.10%
Genuine Parts Co.(2)	36,559	1,502,209
Grainger (W.W.) Inc.	17,848	977,892

		2,480,101

DIVERSIFIED FINANCIAL SERVICES – 7.90%
American Express Co.	247,381	13,168,091
Bear Stearns Companies Inc. (The)	23,887	2,482,815
Capital One Financial Corp.(2)	53,073	4,246,371
CIT Group Inc.	44,265	1,902,067
Citigroup Inc.	1,098,648	50,790,497
Countrywide Financial Corp.	123,777	4,779,030
E*TRADE Financial Corp.(1)	77,446	1,083,470
Federal Home Loan Mortgage Corp.	145,614	9,498,401
Federal National Mortgage Association	204,131	11,921,250
Federated Investors Inc. Class B(2)	20,674	620,427
Franklin Resources Inc.(2)	41,948	3,229,157
Goldman Sachs Group Inc. (The)	93,513	9,540,196
Janus Capital Group Inc.(2)	49,212	740,148
JP Morgan Chase & Co.	743,435	26,258,124
Lehman Brothers Holdings Inc.	58,273	5,785,343
MBNA Corp.	268,545	7,025,137
Merrill Lynch & Co. Inc.	199,361	10,966,849
Morgan Stanley	231,736	12,159,188
Providian Financial Corp.(1)	61,291	1,080,560
Schwab (Charles) Corp. (The)	242,562	2,736,099
SLM Corp.	89,039	4,523,181
T. Rowe Price Group Inc.	26,403	1,652,828

		186,189,229

ELECTRIC – 3.18%
AES Corp. (The)(1)	137,169	2,246,828
Allegheny Energy Inc.(1)(2)	34,117	860,431
Ameren Corp.	42,713	2,362,029
American Electric Power Co. Inc.	81,233	2,995,061
Calpine Corp.(1)(2)	109,445	372,113
CenterPoint Energy Inc.(2)	62,366	823,855
Cinergy Corp.	41,609	1,864,915
CMS Energy Corp.(1)(2)	45,357	683,076
Consolidated Edison Inc.	51,076	2,392,400
Constellation Energy Group Inc.	37,274	2,150,337
Dominion Resources Inc.	71,726	5,263,971
DTE Energy Co.(2)	36,517	1,707,900
Duke Energy Corp.	196,443	5,840,250
Edison International	68,452	2,775,729
Entergy Corp.	45,068	3,404,887
Exelon Corp.(2)	141,025	7,238,813
FirstEnergy Corp.	69,320	3,334,985

25

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares	Value
ELECTRIC (Continued)
FPL Group Inc.	82,470	$3,468,688
NiSource Inc.	56,745	1,403,304
PG&E Corp.(2)	77,822	2,921,438
Pinnacle West Capital Corp.	20,512	911,758
PPL Corp.	39,867	2,367,302
Progress Energy Inc.	52,249	2,363,745
Public Service Enterprise Group Inc.	50,200	3,053,164
Southern Co. (The)(2)	156,800	5,436,256
TECO Energy Inc.(2)	42,938	811,958
TXU Corp.(2)	50,511	4,196,959
Xcel Energy Inc.(2)	84,347	1,646,453

		74,898,605

ELECTRICAL COMPONENTS & EQUIPMENT – 0.31%
American Power Conversion Corp.(2)	38,605	910,692
Emerson Electric Co.	88,203	5,524,154
Molex Inc.(2)	36,052	938,794

		7,373,640

ELECTRONICS – 0.51%
Agilent Technologies Inc.(1)	91,876	2,114,986
Applera Corp. - Applied Biosystems Group	40,939	805,270
Fisher Scientific International Inc.(1)(2)	25,183	1,634,377
Jabil Circuit Inc.(1)	39,375	1,209,994
Parker Hannifin Corp.	25,227	1,564,326
PerkinElmer Inc.	26,933	509,034
Sanmina-SCI Corp.(1)	108,801	595,141
Solectron Corp.(1)	202,830	768,726
Symbol Technologies Inc.	50,551	498,938
Tektronix Inc.	18,831	438,197
Thermo Electron Corp.(1)	33,615	903,235
Waters Corp.(1)	25,253	938,654

		11,980,878

ENGINEERING & CONSTRUCTION – 0.04%
Fluor Corp.(2)	18,095	1,042,091

		1,042,091

ENTERTAINMENT – 0.09%
International Game Technology Inc.(2)	72,314	2,035,639

		2,035,639

ENVIRONMENTAL CONTROL – 0.16%
Allied Waste Industries Inc.(1)(2)	59,527	472,049
Waste Management Inc.	119,535	3,387,622

		3,859,671

FOOD – 1.67%
Albertson’s Inc.(2)	77,029	1,592,960
Archer-Daniels-Midland Co.	131,989	2,821,925
Campbell Soup Co.	69,159	2,128,022
ConAgra Foods Inc.	108,868	2,521,383
General Mills Inc.(2)	77,826	3,641,479
Heinz (H.J.) Co.(2)	73,564	2,605,637
Hershey Co. (The)	46,260	2,872,746
Kellogg Co.	74,286	3,301,270
Kroger Co.(1)	153,659	2,924,131
McCormick & Co. Inc. NVS	28,368	927,066
Safeway Inc.	94,148	2,126,803
Sara Lee Corp.	165,945	3,287,370
SUPERVALU Inc.	28,390	925,798
Sysco Corp.(2)	133,934	4,847,071
Wrigley (William Jr.) Co.	41,512	2,857,686

		39,381,347

FOREST PRODUCTS & PAPER – 0.46%
Georgia-Pacific Corp.	54,570	1,735,326
International Paper Co.(2)	103,098	3,114,591
Louisiana-Pacific Corp.	22,749	559,170
MeadWestvaco Corp.	40,127	1,125,161
Temple-Inland Inc.	26,210	973,701
Weyerhaeuser Co.	51,530	3,279,884

		10,787,833

GAS – 0.18%
KeySpan Corp.(2)	36,413	1,482,009
Nicor Inc.	9,040	372,177
Peoples Energy Corp.(2)	7,851	341,204
Sempra Energy	50,232	2,075,084

		4,270,474

HAND & MACHINE TOOLS – 0.11%
Black & Decker Corp.	16,828	1,511,996
Snap-On Inc.	11,953	409,988
Stanley Works (The)	16,224	738,841

		2,660,825

HEALTH CARE - PRODUCTS – 3.64%
Bard (C.R.) Inc.	21,978	1,461,757
Bausch & Lomb Inc.(2)	11,175	927,525
Baxter International Inc.	130,731	4,850,120
Becton, Dickinson & Co.	53,163	2,789,463
Biomet Inc.	53,075	1,838,518
Boston Scientific Corp.(1)	159,092	4,295,484
Guidant Corp.	68,456	4,607,089
Johnson & Johnson	627,537	40,789,905
Medtronic Inc.	255,115	13,212,406
St. Jude Medical Inc.(1)	76,209	3,323,474
Stryker Corp.	79,343	3,773,553
Zimmer Holdings Inc.(1)(2)	51,993	3,960,307

		85,829,601

HEALTH CARE - SERVICES – 1.75%
Aetna Inc.	61,588	5,100,718
HCA Inc.	88,277	5,002,658

26

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares	Value
HEALTH CARE – SERVICES (Continued)
Health Management Associates Inc. Class A(2)	51,631	$1,351,700
Humana Inc.(1)	33,881	1,346,431
Laboratory Corp. of America Holdings(1)	28,441	1,419,206
Manor Care Inc.	18,016	715,776
Quest Diagnostics Inc.(2)	38,858	2,069,966
Tenet Healthcare Corp.(1)(2)	97,884	1,198,100
UnitedHealth Group Inc.	267,732	13,959,546
WellPoint Inc.(1)	129,162	8,994,842

		41,158,943

HOME BUILDERS – 0.23%
Centex Corp.	26,843	1,896,995
KB Home(2)	17,874	1,362,535
Pulte Homes Inc.	25,209	2,123,858

		5,383,388

HOME FURNISHINGS – 0.10%
Leggett & Platt Inc.	39,902	1,060,595
Maytag Corp.	16,129	252,580
Whirlpool Corp.(2)	14,121	990,023

		2,303,198

HOUSEHOLD PRODUCTS & WARES – 0.24%
Avery Dennison Corp.	21,707	1,149,603
Clorox Co. (The)	32,348	1,802,431
Fortune Brands Inc.	30,578	2,715,326

		5,667,360

HOUSEWARES – 0.06%
Newell Rubbermaid Inc.(2)	57,445	1,369,489

		1,369,489

INSURANCE – 4.58%
ACE Ltd.	60,440	2,710,734
AFLAC Inc.	105,654	4,572,705
Allstate Corp. (The)	141,455	8,451,936
Ambac Financial Group Inc.(2)	22,814	1,591,505
American International Group Inc.	548,129	31,846,295
AON Corp.	66,644	1,668,766
Chubb Corp.(2)	41,106	3,519,085
CIGNA Corp.(2)	27,824	2,978,003
Cincinnati Financial Corp.(2)	35,547	1,406,239
Hartford Financial Services Group Inc.	62,470	4,671,507
Jefferson-Pilot Corp.(2)	28,549	1,439,441
Lincoln National Corp.	36,516	1,713,331
Loews Corp.	33,916	2,628,490
Marsh & McLennan Companies Inc.(2)	112,094	3,105,004
MBIA Inc.(2)	28,978	1,718,685
MetLife Inc.	154,548	6,945,387
MGIC Investment Corp.(2)	20,224	1,319,009
Principal Financial Group Inc.	62,603	2,623,066
Progressive Corp. (The)(2)	42,092	4,159,111
Prudential Financial Inc.	110,230	7,237,702
SAFECO Corp.(2)	26,674	1,449,465
St. Paul Travelers Companies Inc.	141,950	5,611,283
Torchmark Corp.(2)	22,414	1,170,011
UNUMProvident Corp.(2)	62,200	1,139,504
XL Capital Ltd. Class A(2)	29,431	2,190,255

		107,866,519

INTERNET – 0.93%
eBay Inc.(1)	256,145	8,455,346
Monster Worldwide Inc.(1)	25,126	720,614
Symantec Corp.(1)(2)	149,648	3,253,348
Yahoo! Inc.(1)	276,796	9,590,981

		22,020,289

IRON & STEEL – 0.12%
Allegheny Technologies Inc.	19,629	433,016
Nucor Corp.	33,559	1,530,962
United States Steel Corp.(2)	23,872	820,481

		2,784,459

LEISURE TIME – 0.45%
Brunswick Corp.	20,217	875,800
Carnival Corp.	111,337	6,073,433
Harley-Davidson Inc.(2)	60,561	3,003,826
Sabre Holdings Corp.(2)	28,235	563,288

		10,516,347

LODGING – 0.43%
Harrah’s Entertainment Inc.	38,200	2,753,074
Hilton Hotels Corp.	80,586	1,921,976
Marriott International Inc. Class A	42,237	2,881,408
Starwood Hotels & Resorts Worldwide Inc.	45,428	2,660,718

		10,217,176

MACHINERY – 0.54%
Caterpillar Inc.	72,144	6,876,045
Cummins Inc.(2)	9,296	693,575
Deere & Co.	51,902	3,399,062
Rockwell Automation Inc.	37,149	1,809,528

		12,778,210

MANUFACTURING – 5.50%
Cooper Industries Ltd.	19,440	1,242,216
Danaher Corp.	58,336	3,053,306
Dover Corp.	42,761	1,555,645
Eastman Kodak Co.	60,203	1,616,451
Eaton Corp.	32,119	1,923,928
General Electric Co.	2,238,562	77,566,173
Honeywell International Inc.	179,776	6,585,195
Illinois Tool Works Inc.	57,906	4,613,950
Ingersoll-Rand Co. Class A	35,898	2,561,322

27

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares	Value
MANUFACTURING (Continued)
ITT Industries Inc.(2)	19,375	$1,891,581
Pall Corp.(2)	25,816	783,774
Textron Inc.	28,371	2,151,940
3M Co.	162,552	11,752,509
Tyco International Ltd.	425,957	12,437,944

		129,735,934

MEDIA – 3.39%
Clear Channel Communications Inc.(2)	108,402	3,352,874
Comcast Corp. Class A(1)	465,534	14,291,894
Dow Jones & Co. Inc.(2)	15,363	544,618
Gannett Co. Inc.(2)	52,745	3,751,752
Knight Ridder Inc.(2)	15,987	980,643
McGraw-Hill Companies Inc. (The)	79,623	3,523,318
Meredith Corp.	9,890	485,203
New York Times Co. Class A(2)	30,464	948,954
News Corp. Class A	608,195	9,840,595
Time Warner Inc.(1)	988,475	16,517,417
Tribune Co.(2)	63,292	2,226,613
Univision Communications Inc. Class A(1)(2)	62,181	1,713,087
Viacom Inc. Class B	340,023	10,887,536
Walt Disney Co. (The)	430,836	10,848,450

		79,912,954

MINING – 0.50%
Alcoa Inc.	183,706	4,800,238
Freeport-McMoRan Copper & Gold Inc.	37,629	1,408,830
Newmont Mining Corp.	93,848	3,662,887
Phelps Dodge Corp.	20,304	1,878,120

		11,750,075

OFFICE & BUSINESS EQUIPMENT – 0.21%
Pitney Bowes Inc.	48,490	2,111,740
Xerox Corp.(1)	201,214	2,774,741

		4,886,481

OIL & GAS – 7.40%
Amerada Hess Corp. (2)	18,149	1,933,050
Anadarko Petroleum Corp.	50,046	4,111,279
Apache Corp.	69,108	4,464,377
Burlington Resources Inc.	81,282	4,490,018
Chevron Corp.	442,937	24,769,037
ConocoPhillips	293,717	16,885,790
Devon Energy Corp.	100,482	5,092,428
EOG Resources Inc.	50,306	2,857,381
Exxon Mobil Corp.	1,344,138	77,247,611
Kerr-McGee Corp.	24,444	1,865,322
Marathon Oil Corp.	73,223	3,907,912
Nabors Industries Ltd.(1)	31,317	1,898,437
Noble Corp.	28,455	1,750,267
Occidental Petroleum Corp.	83,929	6,456,658
Rowan Companies Inc.	22,491	668,208
Sunoco Inc.	14,738	1,675,416
Transocean Inc.(1)	68,642	3,704,609
Unocal Corp.	57,190	3,720,210
Valero Energy Corp.	54,050	4,275,896
XTO Energy Inc.	75,858	2,578,413

		174,352,319

OIL & GAS SERVICES – 0.92%
Baker Hughes Inc.(2)	71,298	3,647,606
BJ Services Co.	34,105	1,789,830
Halliburton Co.	106,518	5,093,691
National Oilwell Varco Inc.(1)	36,087	1,715,576
Schlumberger Ltd.	124,225	9,433,647

		21,680,350

PACKAGING & CONTAINERS – 0.13%
Ball Corp.	23,146	832,330
Bemis Co. Inc.	22,337	592,824
Pactiv Corp.(1)	30,910	667,038
Sealed Air Corp.(1)	17,432	867,939

		2,960,131

PHARMACEUTICALS – 6.13%
Abbott Laboratories	327,816	16,066,262
Allergan Inc.	27,637	2,355,778
AmerisourceBergen Corp.	22,188	1,534,300
Bristol-Myers Squibb Co.(2)	412,098	10,294,208
Cardinal Health Inc.	90,805	5,228,552
Caremark Rx Inc.(1)	96,078	4,277,393
Express Scripts Inc.(1)	31,716	1,585,166
Forest Laboratories Inc.(1)	72,449	2,814,644
Gilead Sciences Inc.(1)	95,123	4,184,461
Hospira Inc.(1)	33,086	1,290,354
King Pharmaceuticals Inc.(1)	50,431	525,491
Lilly (Eli) & Co.(2)	238,999	13,314,634
Medco Health Solutions Inc.(1)	58,293	3,110,514
Merck & Co. Inc.	464,679	14,312,113
Mylan Laboratories Inc.	56,270	1,082,635
Pfizer Inc.	1,570,219	43,306,640
Schering-Plough Corp.	310,817	5,924,172
Watson Pharmaceuticals Inc.(1)(2)	22,904	677,042
Wyeth	282,293	12,562,039

		144,446,398

PIPELINES – 0.26%
Dynegy Inc. Class A(1)(2)	73,998	359,630
El Paso Corp.	134,706	1,551,813
Kinder Morgan Inc.(2)	23,195	1,929,824
Williams Companies Inc.	119,786	2,275,934

		6,117,201

28

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.59%
Apartment Investment & Management Co. Class A(2)	19,923	$815,249
Archstone-Smith Trust	41,919	1,618,912
Equity Office Properties Trust(2)	85,706	2,836,869
Equity Residential(2)	60,202	2,216,638
Plum Creek Timber Co. Inc.	38,438	1,395,299
ProLogis	39,142	1,575,074
Simon Property Group Inc.	46,482	3,369,480

		13,827,521

RETAIL – 6.50%
AutoNation Inc.(1)	48,286	990,829
AutoZone Inc.(1)	14,105	1,304,148
Bed Bath & Beyond Inc.(1)	62,918	2,628,714
Best Buy Co. Inc.	63,277	4,337,638
Big Lots Inc.(1)(2)	23,954	317,151
Circuit City Stores Inc.(2)	39,727	686,880
Costco Wholesale Corp.	100,594	4,508,623
CVS Corp.	170,623	4,960,011
Darden Restaurants Inc.	31,460	1,037,551
Dillard’s Inc. Class A	15,581	364,907
Dollar General Corp.	64,321	1,309,576
Family Dollar Stores Inc.	35,032	914,335
Federated Department Stores Inc.	35,826	2,625,329
Gap Inc. (The)	161,066	3,181,054
Home Depot Inc.	453,665	17,647,569
Kohl’s Corp.(1)(2)	68,997	3,857,622
Limited Brands Inc.(2)	81,191	1,739,111
Lowe’s Companies Inc.(2)	162,879	9,482,815
May Department Stores Co. (The)	62,937	2,527,550
McDonald’s Corp.	267,651	7,427,315
Nordstrom Inc.	26,284	1,786,523
Office Depot Inc.(1)	66,180	1,511,551
OfficeMax Inc.	14,729	438,482
Penney (J.C.) Co. Inc. (Holding Co.)(2)	56,018	2,945,426
RadioShack Corp.	33,100	766,927
Sears Holdings Corp.(1)	21,509	3,223,554
Staples Inc.	155,947	3,324,790
Starbucks Corp.(1)	82,703	4,272,437
Target Corp.	186,899	10,169,175
Tiffany & Co.(2)	30,366	994,790
TJX Companies Inc.	100,276	2,441,721
Toys R Us Inc.(1)	46,341	1,227,110
Walgreen Co.	215,585	9,914,754
Wal-Mart Stores Inc.	706,712	34,063,518
Wendy’s International Inc.	24,025	1,144,791
Yum! Brands Inc.(2)	61,247	3,189,744

		153,264,021

SAVINGS & LOANS – 0.56%
Golden West Financial Corp.(2)	59,817	3,851,018
Sovereign Bancorp Inc.	78,026	1,743,101
Washington Mutual Inc.	184,908	7,523,907

		13,118,026

SEMICONDUCTORS – 3.18%
Advanced Micro Devices Inc.(1)	82,631	1,432,822
Altera Corp.(1)	77,971	1,545,385
Analog Devices Inc.	78,195	2,917,455
Applied Materials Inc.(2)	348,410	5,637,274
Applied Micro Circuits Corp.(1)(2)	65,144	166,769
Broadcom Corp. Class A(1)	61,956	2,200,058
Freescale Semiconductor Inc. Class B(1)	84,264	1,784,712
Intel Corp.	1,303,959	33,981,172
KLA-Tencor Corp.	41,271	1,803,543
Linear Technology Corp.	64,520	2,367,239
LSI Logic Corp.(1)(2)	79,865	678,054
Maxim Integrated Products Inc.(2)	68,948	2,634,503
Micron Technology Inc.(1)(2)	128,384	1,310,801
National Semiconductor Corp.	74,430	1,639,693
Novellus Systems Inc.	29,133	719,876
NVIDIA Corp.(1)	35,256	942,040
PMC-Sierra Inc.(1)	36,924	344,501
QLogic Corp.(1)	19,132	590,605
Teradyne Inc.(1)(2)	40,516	484,977
Texas Instruments Inc.(2)	351,733	9,873,145
Xilinx Inc.	73,639	1,877,795

		74,932,419

SOFTWARE – 4.23%
Adobe Systems Inc.	102,881	2,944,454
Autodesk Inc.	48,040	1,651,135
Automatic Data Processing Inc.(2)	122,883	5,157,400
BMC Software Inc.(1)	46,124	827,926
Citrix Systems Inc.(1)	35,342	765,508
Computer Associates International Inc.	112,836	3,100,733
Compuware Corp.(1)	80,692	580,175
Electronic Arts Inc.(1)	64,754	3,665,724
First Data Corp.(2)	164,941	6,620,732
Fiserv Inc.(1)(2)	40,475	1,738,401
IMS Health Inc.	48,475	1,200,726
Intuit Inc.(1)	38,882	1,753,967
Mercury Interactive Corp.(1)	18,007	690,749
Microsoft Corp.	2,122,022	52,711,026
Novell Inc.(1)(2)	78,907	489,223
Oracle Corp.(1)	935,224	12,344,957
Parametric Technology Corp.(1)	55,685	355,270
Siebel Systems Inc.(2)	107,842	959,794
Veritas Software Corp.(1)	89,767	2,190,315

		99,748,215

TELECOMMUNICATIONS – 5.64%
ADC Telecommunications Inc.(1)	24,147	525,680
Alltel Corp.(2)	68,839	4,287,293
Andrew Corp.(1)	33,562	428,251
AT&T Corp.	168,559	3,209,363
Avaya Inc.(1)	100,652	837,425
BellSouth Corp.	386,113	10,259,022
CenturyTel Inc.(2)	28,107	973,345
CIENA Corp.(1)	117,825	246,254

29

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
TELECOMMUNICATIONS (Continued)
Cisco Systems Inc.(1)	1,350,249	$25,803,258
Citizens Communications Co.	71,060	955,046
Comverse Technology Inc.(1)	41,833	989,350
Corning Inc.(1)	305,263	5,073,471
JDS Uniphase Corp.(1)	300,075	456,114
Lucent Technologies Inc.(1)(2)	931,097	2,709,492
Motorola Inc.	517,047	9,441,278
Nextel Communications Inc. Class A(1)	237,221	7,664,611
QUALCOMM Inc.	345,512	11,405,351
Qwest Communications International Inc.(1)	356,799	1,323,724
SBC Communications Inc.(2)	696,816	16,549,380
Scientific-Atlanta Inc.	31,850	1,059,650
Sprint Corp. (FON Group)(2)	311,924	7,826,173
Tellabs Inc.(1)	96,270	837,549
Verizon Communications Inc.(2)	583,824	20,171,119

		133,032,199

TEXTILES – 0.05%
Cintas Corp.(2)	31,947	1,233,154

		1,233,154

TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.	35,998	748,398
Mattel Inc.(2)	87,287	1,597,352

		2,345,750

TRANSPORTATION – 1.44%
Burlington Northern Santa Fe Corp.	79,566	3,745,967
CSX Corp.	45,458	1,939,238
FedEx Corp.	63,639	5,155,395
Norfolk Southern Corp.	84,998	2,631,538
Ryder System Inc.	13,303	486,890
Union Pacific Corp.	55,348	3,586,550
United Parcel Service Inc. Class B(2)	235,477	16,285,589

		33,831,167

TOTAL COMMON STOCKS (Cost: $2,379,268,346)		2,298,868,311

SHORT-TERM INVESTMENTS – 9.76%
COMMERCIAL PAPER(3) – 1.99%
Alpine Securitization Corp.
3.29%, 08/08/05	$247,722	246,856
Amstel Funding Corp.
2.95% - 3.18%,
07/18/05 - 08/19/05(4)	1,664,413	1,661,050
Amsterdam Funding Corp.
3.14% - 3.24%,
07/19/05 - 07/26/05(4)	3,798,408	3,791,257
ANZ National Bank Ltd.
2.94%, 08/15/05(4)	412,870	411,356
Barton Capital Corp.
3.15% - 3.29%,
07/14/05 - 07/28/05	1,570,931	1,568,283
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	825,741	825,025
Bryant Park Funding LLC
3.10%, 07/06/05(4)	318,852	318,714
Cancara Asset Securitisation LLC
3.15%, 07/13/05(4)	297,316	297,004
Cantabric Finance LLC
3.08% - 3.12%,
07/11/05 - 07/25/05(4)	825,741	824,276
Chariot Funding LLC
3.13% - 3.29%,
07/12/05 - 07/28/05(4)	1,033,927	1,032,314
Charta LLC
3.31%, 08/11/05(4)	1,238,611	1,233,942
Chesham Finance LLC
3.12% - 3.17%,
07/08/05 - 07/13/05(4)	776,196	775,551
Dexia Delaware LLC
3.04%, 07/01/05	1,094,932	1,094,932
Edison Asset Securitization LLC
3.12%, 09/06/05(4)	619,306	615,709
Fairway Finance LLC
3.12% - 3.23%,
07/11/05 - 09/15/05(4)	1,366,163	1,360,453
Falcon Asset Securitization Corp.
3.17% - 3.24%,
07/14/05 - 07/21/05(4)	2,190,253	2,186,471
Ford Credit Floorplan Motown
3.33%, 08/08/05(4)	165,148	164,568
Gemini Securitization Corp.
3.18% - 3.24%,
07/15/05 - 07/25/05	894,343	892,856
General Electric Capital Corp.
2.74%, 07/07/05	412,870	412,682
Giro Funding Corp.
3.07% - 3.30%,
07/01/05 - 07/29/05	784,454	783,394
Grampian Funding LLC
3.00% - 3.13%,
07/05/05 - 09/09/05(4)	2,749,717	2,738,093
Jupiter Securitization Corp.
3.12% - 3.24%,
07/13/05 - 07/27/05(4)	2,497,758	2,494,073
Liberty Street Funding Corp.
3.05%, 07/01/05(4)	412,870	412,870
Lockhart Funding LLC
3.15% - 3.16%,
07/11/05 - 07/12/05(4)	1,208,373	1,207,298
Mortgage Interest Networking Trust
3.12% - 3.27%,
07/05/05 - 07/25/05	1,577,165	1,575,256

30

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER (Continued)
Nordea North America Inc.
2.74%, 07/11/05	$412,870	$412,556
Park Avenue Receivables Corp.
3.25%, 07/22/05(4)	1,643,224	1,640,112
Park Granada LLC
3.08% - 3.09%, 07/01/05(4)	413,201	413,200
Polonius Inc.
3.15%, 07/11/05(4)	578,019	577,513
Ranger Funding Co. LLC
3.07% - 3.13%,
07/06/05 - 07/13/05(4)	2,685,879	2,684,122
Santander Central Hispano
2.75%, 07/08/05	1,032,176	1,031,625
Scaldis Capital LLC
2.75% - 3.29%,
07/08/05 - 07/29/05(4)	1,477,159	1,474,276
Sydney Capital Corp.
3.11% - 3.21%,
07/08/05 - 08/17/05(4)	3,003,219	2,995,134
Thames Asset Global Securitization No. 1 Inc.
3.12% - 3.19%,
07/07/05 - 07/15/05(4)	2,688,604	2,685,781
Three Pillars Funding Corp.
3.30%, 07/28/05	120,071	119,774
Tulip Funding Corp.
3.02% - 3.07%, 07/01/05(4)	1,610,195	1,610,194
UBS Finance Delaware LLC
3.03%, 07/01/05	1,238,611	1,238,611
Windmill Funding Corp.
3.17% - 3.24%, 07/26/05	718,394	716,793
Yorktown Capital LLC
3.15%, 07/13/05	479,929	479,425

		47,003,399

FLOATING RATE NOTES(3) – 3.37%
Allstate Life Global Funding II
3.19% - 3.30%,
06/08/06 - 06/27/06(4)	1,535,878	1,535,887
American Express Bank
3.24% - 3.29%,
10/17/05 - 06/29/06	2,023,065	2,023,081
American Express Centurion Bank
3.29%, 06/29/06	330,296	330,297
American Express Credit Corp.
3.19% - 3.32%,
08/09/05 - 10/26/05	2,353,361	2,353,643
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(4)	536,732	536,732
Bank of Nova Scotia
3.06% - 3.23%,
09/26/05 - 01/03/06	536,731	536,658
Beta Finance Inc.
3.13% - 3.60%,
09/23/05 - 06/09/06(4)	4,244,308	4,244,266
BMW US Capital LLC
3.19%, 07/14/06(4)	825,741	825,741
Canadian Imperial Bank of Commerce
3.14% - 3.26%,
09/13/05 - 12/14/05	2,807,519	2,807,255
CC USA Inc.
3.12% - 3.27%,
07/29/05 - 06/26/06(4)	3,088,270	3,088,076
Commodore CDO Ltd.
3.47%, 12/12/05(4)	206,435	206,435
Credit Suisse First Boston
3.15%, 05/09/06	825,741	825,741
Danske Bank
3.14% - 3.24%,
08/12/05 - 10/17/05	2,477,222	2,477,083
DEPFA Bank PLC
3.42%, 03/15/06	825,741	825,741
Dorada Finance Inc.
3.12% - 3.29%,
07/29/05 - 06/26/06(4)	1,998,293	1,998,367
Fairway Finance LLC
3.21%, 10/20/05	330,296	330,291
Fifth Third Bancorp
3.26%, 04/21/06(4)	1,651,482	1,651,482
Five Finance Inc.
3.27% - 3.30%,
02/27/06 - 06/26/06(4)	578,019	578,039
General Electric Capital Corp.
3.28%, 07/07/06	371,583	371,984
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	118,619	118,619
Greenwich Capital Holdings Inc.
3.09% - 3.15%,
09/02/05 - 02/10/06	949,602	949,602
Hartford Life Global Funding Trust
3.21%, 07/15/06	825,741	825,741
HBOS Treasury Services PLC
3.15% - 3.51%,
01/10/06 - 04/24/06(4)	2,477,222	2,477,223
HSBC Bank USA N.A.
3.57%, 05/04/06	289,009	289,207
K2 USA LLC
3.09% - 3.24%,
07/25/05 - 06/02/06(4)	3,633,259	3,633,275
Leafs LLC
3.26%, 01/20/06 - 02/21/06(4)	867,028	867,028
Links Finance LLC
3.19% - 3.58%,
11/16/05 - 03/15/06(4)	3,220,389	3,220,858

31

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
FLOATING RATE NOTES (Continued)
Lothian Mortgages PLC
3.29%, 01/24/06(4)	$1,238,611	$1,238,611
Marshall & Ilsley Bank
3.36%, 02/20/06	825,741	826,375
Metropolitan Life Global Funding I
3.14%, 07/06/06(4)	1,238,611	1,238,611
National City Bank (Ohio)
3.09% - 3.11%,
08/09/05 - 01/06/06	1,238,611	1,238,521
Nationwide Building Society
3.16% - 3.51%,
01/13/06 - 07/07/06(4)	3,055,241	3,055,657
Norddeutsche Landesbank
3.11%, 07/27/05	825,741	825,720
Northern Rock PLC
3.15% - 3.28%,
10/25/05 - 05/03/06(4)	2,477,222	2,477,223
Permanent Financing PLC
3.15% - 3.20%,
09/12/05 - 06/12/06	3,179,102	3,179,102
Principal Life Income Funding Trusts
3.21%, 05/10/06	619,306	619,335
Royal Bank of Scotland
3.07% - 3.26%,
04/05/06 - 06/27/06	2,343,039	2,342,380
Sedna Finance Inc.
3.19%, 01/10/06 - 01/17/06(4)	454,157	454,104
Sigma Finance Inc.
3.10% - 3.60%,
08/17/05 - 03/20/06(4)	4,714,980	4,715,106
Skandinav Enskilda Bank NY
3.27%, 07/18/06(4)	825,741	825,741
Societe Generale
3.15% - 3.26%,
03/30/06 - 06/13/06	1,279,898	1,279,612
SunTrust Bank
3.17%, 04/28/06	1,238,611	1,238,611
Tango Finance Corp.
3.19% - 3.28%,
07/25/05 - 06/21/06(4)	2,832,291	2,832,116
Toronto - Dominion Bank
3.81%, 06/20/06	1,032,176	1,032,274
UniCredito Italiano SpA
3.34%, 06/14/06	1,073,463	1,073,100
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(4)	2,129,721	2,129,721
Wells Fargo & Co.
3.19%, 07/14/06(4)	412,870	412,916
WhistleJacket Capital LLC
3.14% - 3.24%,
07/15/05 - 06/22/06(4)	2,766,232	2,766,126
White Pine Finance LLC
3.07% - 3.28%,
07/05/05 - 06/20/06(4)	2,774,489	2,774,393
Winston Funding Ltd.
3.23%, 07/23/05(4)	589,579	589,579
World Savings Bank
3.13%, 09/09/05	289,009	289,004

		79,382,290

MONEY MARKET FUNDS – 2.42%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22%(3)(5)(6)	3,302,963	3,302,963
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20%(5)(6)	53,227,880	53,227,880
BlackRock Temp Cash Money Market Fund
3.04%(3)(6)	119,615	119,615
Short Term Investment Co.—Prime Money Market Portfolio, Institutional Shares 3.13%(3)(6)	289,468	289,468

		56,939,926

REPURCHASE AGREEMENTS(3) – 1.23%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $14,026,171 and effective yields of 3.40% - 3.44%.(7)	$14,024,836	14,024,836
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $ 10,735,654 and effective yields of 3.43% - 3.44%.(7)	10,734,630	10,734,630
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $4,129,094 and an effective yield of 3.40%.(7)	4,128,704	4,128,704

		28,888,170

TIME DEPOSITS(3) – 0.58%
American Express Centurion Bank
3.08%, 07/01/05	619,306	619,306
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	825,741	825,741
BNP Paribas (New York)
2.78% - 3.03%,
07/11/05 - 08/23/05	1,156,037	1,156,038
Credit Suisse First Boston
3.16%, 07/13/05	412,870	412,870

32

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
TIME DEPOSITS (Continued)
Deutsche Bank AG
3.31%, 07/01/05	$33,954	$33,954
HBOS Treasury Services PLC
3.39%, 12/14/05	495,444	495,444
Key Bank N.A.
3.34%, 07/01/05	2,477,222	2,477,222
Natexis Banques
2.98%, 08/18/05	825,741	825,741
Toronto - Dominion Bank
2.66% - 3.18%,
09/14/05 - 11/09/05	1,486,333	1,486,296
UBS AG
2.67% - 3.40%,
11/09/05 - 12/15/05	660,593	660,589
UBS Finance Delaware LLC
3.02% - 3.05%,
07/01/05 - 07/05/05	578,019	578,010
US Bank N.A.
3.12%, 07/08/05	825,741	825,741
Washington Mutual Bank
3.15% - 3.28%,
07/28/05 - 08/09/05	2,477,222	2,477,222
Wells Fargo Bank N.A.
3.04%, 07/01/05	825,741	825,741

		13,699,915

U.S. GOVERNMENT AGENCY NOTES(3) – 0.05%
Federal National Mortgage Association
2.33%, 07/22/05	1,238,611	1,236,931

		1,236,931

U.S. TREASURY OBLIGATIONS – 0.12%
U.S. Treasury Bill
3.04%, 09/22/05(8)(9)	2,800,000	2,780,579

		2,780,579

TOTAL SHORT-TERM INVESTMENTS (Cost: $229,931,381)		229,931,210

TOTAL INVESTMENTS IN SECURITIES – 107.31% (Cost: $2,609,199,727)		2,528,799,521

Other Assets, Less Liabilities – (7.31)%		(172,157,443)

NET ASSETS – 100.00%		$2,356,642,078

NVS Non - Voting Shares

(1)	Non - income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven - day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The rate quoted is the yield to maturity.
(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (09/16/05)	961	$57,443,775	$(578,642)

			$(578,642)

The accompanying notes are an integral part of these financial statements.

33

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2005

Bond Index Master Portfolio

Sector	Value	% of Net Assets
Government	$89,676,951	40.86%
Mortgage-Backed Securities	80,194,365	36.54
Financial	23,402,070	10.67
Communications	6,164,622	2.81
Consumer Non-Cyclical	4,622,401	2.11
Energy	3,116,131	1.42
Industrial	2,946,641	1.34
Utilities	2,739,905	1.25
Consumer Cyclical	1,697,145	0.77
Basic Materials	1,680,754	0.76
Technology	661,859	0.30
Short-Term and Other Net Assets	2,566,685	1.17

TOTAL	$219,469,529	100.00%

Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$3,458,184,438	49.58%
Repurchase Agreements	1,581,387,000	22.67
Commercial Paper	1,094,472,758	15.69
Time Deposits	472,140,000	6.77
Certificates of Deposit	274,995,348	3.94
Medium-Term Notes	84,995,815	1.22
Other Net Assets	8,780,862	0.13

TOTAL	$6,974,956,221	100.00%

S&P 500 Index Master Portfolio

Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$504,012,139	21.39%
Financial	467,881,428	19.86
Technology	268,675,483	11.40
Industrial	257,580,609	10.92
Communications	239,156,743	10.14
Consumer Cyclical	218,964,705	9.29
Energy	202,149,870	8.58
Utilities	79,169,079	3.36
Basic Materials	61,278,255	2.61
Futures Contracts	(578,642)	(0.02)
Short-Term and Other Net Assets	58,352,409	2.47

TOTAL	$2,356,642,078	100.00%

These tables are not part of the financial statements.

34

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

	Bond Index Master Portfolio	Money Market Master Portfolio	S&P 500 Index Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$246,937,085	$6,966,175,359	$2,552,668,884

Affiliated issuers(a)	$14,028,492	$—	$56,530,843

Investments in securities, at value (including securities on loan(b)) (Note 1):
Unaffiliated issuers	$245,790,167	$5,384,788,359	$2,443,380,508
Affiliated issuers(a)	14,028,492	—	56,530,843
Repurchase agreements, at value (Note 1)	5,887,901	1,581,387,000	28,888,170
Cash	—	393	—
Receivables:
Investment securities sold	2,569,846	—	—
Dividends and interest	2,238,092	9,074,982	2,939,718

Total Assets	270,514,498	6,975,250,734	2,531,739,239

LIABILITIES
Payables:
Investment securities purchased	15,582,178	—	—
Due to broker — variation margin	—	—	382,738
Collateral for securities loaned (Note 4)	35,448,424	—	173,922,751
Due to bank	—	—	695,051
Investment advisory fees (Note 2)	14,367	294,513	96,621

Total Liabilities	51,044,969	294,513	175,097,161

NET ASSETS	$219,469,529	$6,974,956,221	$2,356,642,078

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Securities on loan with market values of $34,799,145, $— and $169,424,024, respectively. See Note 4.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

	Bond Index Master Portfolio	Money Market Master Portfolio	S&P 500 Index Master Portfolio
NET INVESTMENT INCOME
Dividends	$—	$—	$20,788,478
Interest	4,847,951	93,618,275	60,955
Interest from affiliated issuers(a)	61,741	—	1,062,156
Securities lending income(b)	23,401	—	100,849

Total investment income	4,933,093	93,618,275	22,012,438

EXPENSES (Note 2)
Investment advisory fees	85,194	3,368,502	589,288

Total expenses	85,194	3,368,502	589,288
Less investment advisory fees waived	—	(2,559,229)	—
Net expenses	85,194	809,273	589,288

Net investment income	4,847,899	92,809,002	21,423,150

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on sale of investments	(144,267)	—	(10,617,477)
Net realized gain from in-kind redemptions	—	—	37,267,403
Net realized gain on futures contracts	—	—	2,438,753
Net change in unrealized appreciation (depreciation) of investments	585,309	—	(70,480,299)
Net change in unrealized appreciation (depreciation) of futures contracts	—	—	(1,139,930)

Net realized and unrealized gain (loss)	441,042	—	(42,531,550)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,288,941	$92,809,002	$(21,108,400)

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Includes income earned from issuers of which the Master Portfolios’ investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

35

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Master Portfolio		Money Market Master Portfolio		S&P 500 Index Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,847,899	$12,282,381	$92,809,002	$75,589,172	$21,423,150	$53,575,520
Net realized gain (loss)	(144,267)	26,489,863	—	(3,023)	29,088,679	538,623,460
Net change in unrealized appreciation (depreciation)	585,309	(15,857,497)	—	—	(71,620,229)	(290,833,407)

Net increase (decrease) in net assets resulting from operations	5,288,941	22,914,747	92,809,002	75,586,149	(21,108,400)	301,365,573

Interestholder transactions:
Contributions	27,067,209	219,605,684	32,604,415,242	27,939,964,264	417,875,155	820,705,368
Withdrawals	(29,572,898)	(688,185,575)	(31,253,093,847)	(27,213,733,782)	(446,927,226)	(2,346,660,989)

Net increase (decrease) in net assets resulting from interestholder transactions	(2,505,689)	(468,579,891)	1,351,321,395	726,230,482	(29,052,071)	(1,525,955,621)

Increase (decrease) in net assets	2,783,252	(445,665,144)	1,444,130,397	801,816,631	(50,160,471)	(1,224,590,048)
NET ASSETS:
Beginning of period	216,686,277	662,351,421	5,530,825,824	4,729,009,193	2,406,802,549	3,631,392,597

End of period	$219,469,529	$216,686,277	$6,974,956,221	$5,530,825,824	$2,356,642,078	$2,406,802,549

The accompanying notes are an integral part of these financial statements.

36

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Bond Index, Money Market and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Bond Index and S&P 500 Index Master Portfolios are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

37

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Index	$261,012,316	$5,495,412	$(801,168)	$4,694,244
S&P 500 Index	2,661,869,969	256,890,728	(389,961,176)	(133,070,448)

As of June 30, 2005, the Money Market Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial statement purposes.

FUTURES CONTRACTS

The Bond Index and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $2,800,000 for initial margin requirements.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

38

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

The repurchase agreements held by the Money Market Master Portfolio as of June 30, 2005 were fully collateralized by U.S. Government and Agency obligations and long-term debt securities as follows:

Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Bank of America N.A. Tri-Party	5.50%	06/01/33	$127,500,000
Bank of America Securities Corporate Tri-Party	4.65 - 8.38	05/01/07 - 10/15/99	204,000,001
Bank of America Securities Tri-Party	5.00	08/01/34	40,800,001
Credit Suisse First Boston Inc. Tri-Party	3.70 - 5.44	12/01/31 - 11/01/43	40,801,035
Goldman Sachs Group Inc. Tri-Party	4.69 - 5.00	05/01/34 - 06/01/35	295,800,000
Greenwich Capital Markets Inc. Corporate Tri-Party	2.52 - 5.41	02/25/33 - 01/25/45	105,002,316
JP Morgan Chase & Co. Tri-Party	3.80 - 5.34	05/01/22 - 07/01/35	40,801,196
Lehman Brothers Holding Inc. Corporate Tri-Party	1.01 - 8.90	02/25/06 - 04/25/25	314,941,418
Lehman Brothers Inc. Tri-Party	3.14 - 6.31	08/01/16 - 10/01/44	57,511,680
Merrill Lynch & Co. Inc. Corporate Tri-Party	3.50 - 8.88	02/15/08 - 05/01/17	103,009,259
Merrill Lynch & Co. Inc. Tri-Party	1.80 - 6.50	07/01/05 - 05/25/34	142,804,232
Merrill Lynch & Co. Inc. Tri-Party	4.75 - 10.13	11/15/05 - 04/15/22	154,500,602

As of June 30, 2005, a portion of the cash collateral for securities on loan for the Bond Index and S&P 500 Index Master Portfolios was invested in repurchase agreements as disclosed in the Master Portfolios’ Schedules of Investments. For further information, see Note 4 below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.08%, 0.10% and 0.05% of the average daily net assets of the Bond Index, Money Market and S&P 500 Index Master Portfolios, respectively, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the six months ended June 30, 2005, BGFA waived $2,559,229 in investment advisory fees for the Money Market Master Portfolio.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

Pursuant to an exemptive order issued by the SEC, BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2005, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
Bond Index	$23,401
S&P 500 Index	100,849

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, counsel and independent registered accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2005, BGIS did not receive any brokerage commissions from the Master Portfolios.

39

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Pursuant to Rule 17a-7 under the 1940 Act, the S&P 500 Index Master Portfolio executed cross trades for the six months ended June 30, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Master Portfolios’ Statements of Operations.

The following table provides information about the investment by each Master Portfolio in shares of issuers of which BGFA is an affiliate, for the six months ended June 30, 2005, including income earned from these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Bond Index
IMMF	3,744	577,874	568,263	13,355	$13,355,292	$61,741
S&P 500 Index
IMMF	17,466	9,773,121	9,737,359	53,228	53,227,880	1,062,156

The Bond Index and S&P 500 Index Master Portfolios invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

Certain officers and trustees of MIP are also officers of BGI. As of June 30, 2005, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolios for the six months ended June 30, 2005 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
Bond Index	$53,284,753	$51,291,657	$5,838,727	$5,451,033
S&P 500 Index	—	—	157,623,776	199,689,231

For the six months ended June 30, 2005, the S&P 500 Index Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $156,000,305. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The net realized gains or losses from in-kind redemptions for the six months ended June 30, 2005 are disclosed in the Master Portfolio’s Statement of Operations.

40

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

4. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2005, the Bond Index and S&P 500 Index Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of June 30, 2005 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5. FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001		Year Ended December 31, 2000
Bond Index
Ratio of expenses to average net assets(a)	0.08%		0.08%	0.08%	0.08%	0.08%		0.08%
Ratio of net investment income to average net assets(a)	4.55%		4.17%	4.24%	5.27%	5.98	%(d)	6.73%
Portfolio turnover rate(b)	27%		148%	67%	118%	53%		52%
Total return	2.44	%(c)	4.20%	4.07%	10.05%	8.94%		11.91%
Money Market
Ratio of expenses to average net assets(a)	0.02%		0.05%	0.10%	0.10%	0.10%		0.10%
Ratio of expenses to average net assets prior to waived fees(a)	0.10%		0.10%	n/a	n/a	n/a		n/a
Ratio of net investment income to average net assets(a)	2.76%		1.40%	1.15%	1.80%	3.66%		6.43%
Ratio of net investment income to average net assets prior to waived fees(a)	2.68%		1.35%	n/a	n/a	n/a		n/a
Total return	1.36	%(c)	1.39%	1.16%	1.84%	4.23%		6.52%
S&P 500 Index
Ratio of expenses to average net assets(a)	0.05%		0.05%	0.05%	0.05%	0.05%		0.05%
Ratio of net investment income to average net assets(a)	1.82%		1.91%	1.74%	1.57%	1.31%		1.22%
Portfolio turnover rate(b)	7%		14%	8%	12%	9%		10%
Total return	(0.82	)%(c)	10.82%	28.52%	(22.05)%	(11.96)%		(9.19)%

(a)	Annualized for periods of less than one year.
(b)	Portfolio turnover rates include in-kind transactions, if any.
(c)	Not annualized.
(d)	Effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 for the Bond Index Master Portfolio was to decrease the ratio of net investment income to average net assets from 6.37% to 5.98%. Ratios and supplemental data for the periods prior to January 1, 2001 have not been adjusted to reflect this change in policy.

41

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

Under Section 15(c) of the 1940 Act, MIP’s Board of Trustees, including a majority of Trustees who are not interested persons of MIP (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Master Portfolio’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 2, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Master Portfolios by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time to the support of those funds and accounts for which they provide investment advisory/management services, including the Master Portfolios. The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board further noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolios for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolios have met their investment objectives consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Master Portfolios.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Master Portfolio’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five-, and 10-year, and “since inception” periods ended December 31, 2004, and a comparison of each Master Portfolio’s performance to that of the funds in its Lipper Peer Group for the same periods. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board noted that the Master Portfolios generally outperformed the funds in their respective Lipper Peer Groups and generally performed in line with their respective benchmarks over relevant periods. The Board noted that the advisory fees for the Master Portfolios were generally lower than the advisory fee rates of the funds in their respective Lipper Peer Groups, and the overall expenses for the Master Portfolios were the lowest of the overall expenses of the funds in their respective Lipper Peer Groups. The Board also noted BGFA’s voluntary waiver of certain advisory fee amounts for the Money Market Master Portfolio. Based on this review, the Board concluded that the advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

42

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Master Portfolios to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Master Portfolios’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Master Portfolios’ profitability analysis. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Master Portfolios’ profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to each Master Portfolio, BGFA generally is providing services at a loss, and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor in its consideration of whether to approve continuance of the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board also received and considered information regarding the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that BGFA had provided the Board with information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Master Portfolios. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Master Portfolios in comparison with the nature and extent of services provided to the other funds/accounts, including, among other factors, the level of complexity in managing the Master Portfolios and the other funds/accounts under differing regulatory requirements and the various client guidelines or other requirements, the nature and extent of the support services provided to the Master Portfolios and their interestholders in comparison with the nature and extent of the services provided to the other funds/accounts and their clients, and in relation to the Master Portfolios’ and the other funds’/accounts’ fee structures and asset levels. The Board noted that the investment advisory fee rate under the Advisory Contract for the Bond Index Master Portfolio was generally within the ranges of the investment advisory/management fee rates for other funds registered under the 1940 Act and separate accounts and higher than the investment management fee rates for the collective funds. The Board noted that the investment advisory fees rate under the Advisory Contract for the Money Market Master Portfolio was similar to the investment advisory fee rates for other funds registered under the 1940 Act and was within the range of the investment management fees rates for the collective funds. The Board noted that the investment advisory fee rate under the Advisory Contract for the S&P 500 Index Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the funds registered under the 1940 Act and collective funds and higher than the investment management fee rates for the separate accounts. The Board further noted that any differences between the advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the other funds/accounts for which BGFA or BGI provides investment advisory/management services appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the funds/accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that

43

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA, such as the payment of securities lending revenue to BGI, MIP’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Master Portfolios’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Master Portfolios. The Board further noted that any portfolio transactions on behalf of the Master Portfolios placed through an affiliate of the Master Portfolios or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to continue the Advisory Contracts.

44

Notes:

45

Notes:

46

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 85.04%
Active Stock Master Portfolio(1)		$42,837,056
CoreAlpha Bond Master Portfolio(1)		134,471,930

TOTAL MASTER PORTFOLIOS		177,308,986

EXCHANGE-TRADED FUNDS – 14.76%
iShares MSCI EAFE Index Fund(1)(2)	350,247	18,349,440
iShares S&P MidCap 400 Index Fund(1)(2)	109,583	7,506,435
iShares S&P SmallCap 600 Index Fund(1)(2)	89,435	4,920,714

TOTAL EXCHANGE-TRADED FUNDS (Cost: $27,943,754)		30,776,589

SHORT-TERM INVESTMENTS – 6.88%
COMMERCIAL PAPER(3) – 1.73%
Alpine Securitization Corp.
3.29%, 08/08/05	$19,006	18,899
Amstel Funding Corp.
2.95% – 3.18%,
07/18/05 – 08/19/05(4)	127,696	127,438
Amsterdam Funding Corp.
3.14% – 3.24%,
07/19/05 – 07/26/05(4)	291,419	290,871
ANZ National Bank Ltd.
2.94%, 08/15/05(4)	31,676	31,560
Barton Capital Corp.
3.15% – 3.29%,
07/14/05 – 07/28/05	120,524	120,322
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	63,352	63,298
Bryant Park Funding LLC
3.10%, 07/06/05(4)	24,463	24,452
Cancara Asset Securitisation LLC
3.15%, 07/13/05(4)	22,811	22,787
Cantabric Finance LLC
3.08% – 3.12%,
07/11/05 – 07/25/05(4)	63,352	63,239
Chariot Funding LLC
3.13% – 3.29%,
07/12/05 – 07/28/05(4)	79,324	79,201
Charta LLC
3.31%, 08/11/05(4)	95,028	94,670
Chesham Finance LLC
3.12% – 3.17%,
07/08/05 – 07/13/05(4)	59,551	59,501
Dexia Delaware LLC
3.04%, 07/01/05	84,005	84,005
Edison Asset Securitization LLC
3.12%, 09/06/05(4)	47,514	47,239
Fairway Finance LLC
3.12% – 3.23%,
07/11/05 – 09/15/05(4)	104,814	104,376
Falcon Asset Securitization Corp.
3.17% – 3.24%,
07/14/05 – 07/21/05(4)	168,039	167,749
Ford Credit Floorplan Motown
3.33%, 08/08/05(4)	12,670	12,626
Gemini Securitization Corp.
3.18% – 3.24%,
07/15/05 – 07/25/05	68,615	68,502
General Electric Capital Corp.
2.74%, 07/07/05	31,676	31,662
Giro Funding Corp.
3.07% – 3.30%,
07/01/05 – 07/29/05	60,184	60,104
Grampian Funding LLC
3.00% – 3.13%,
07/05/05 – 09/09/05(4)	210,962	210,071
Jupiter Securitization Corp.
3.12% – 3.24%,
07/13/05 – 07/27/05(4)	191,632	191,348
Liberty Street Funding Corp.
3.05%, 07/01/05(4)	31,676	31,677
Lockhart Funding LLC
3.15% – 3.16%,
07/11/05 – 07/12/05(4)	92,708	92,626
Mortgage Interest Networking Trust
3.12% – 3.27%,
07/05/05 – 07/25/05	121,002	120,856
Nordea North America Inc.
2.74%, 07/11/05	31,676	31,652
Park Avenue Receivables Corp.
3.25%, 07/22/05(4)	126,070	125,832
Park Granada LLC
3.08% – 3.09%, 07/01/05(4)	31,701	31,702
Polonius Inc.
3.15%, 07/11/05(4)	44,346	44,308
Ranger Funding Co. LLC
3.07% – 3.13%,
07/06/05 – 07/13/05(4)	206,064	205,930
Santander Central Hispano
2.75%, 07/08/05	79,190	79,148
Scaldis Capital LLC
2.75% – 3.29%,
07/08/05 – 07/29/05(4)	113,330	113,109
Sydney Capital Corp.
3.11% – 3.21%,
07/08/05 – 08/17/05(4)	230,411	229,791
Thames Asset Global Securitization No. 1 Inc.
3.12% – 3.19%,
07/07/05 – 07/15/05(4)	206,273	206,056
Three Pillars Funding Corp.
3.30%, 07/28/05	9,212	9,189
Tulip Funding Corp.
3.02% – 3.07%, 07/01/05(4)	123,536	123,536

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER(3) (Continued)
UBS Finance Delaware LLC
3.03%, 07/01/05	$95,028	$95,028
Windmill Funding Corp.
3.17% – 3.24%, 07/26/05	55,116	54,994
Yorktown Capital LLC
3.15%, 07/13/05	36,821	36,782

		3,606,136

FLOATING RATE NOTES(3) – 2.92%
Allstate Life Global Funding II
3.19% – 3.30%,
06/08/06 – 06/27/06(4)	117,835	117,836
American Express Bank
3.24% – 3.29%,
10/17/05 – 06/29/06	155,212	155,215
American Express Centurion Bank
3.29%, 06/29/06	25,341	25,341
American Express Credit Corp.
3.19% – 3.32%,
08/09/05 – 10/26/05	180,553	180,576
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(4)	41,179	41,179
Bank of Nova Scotia
3.06% – 3.23%,
09/26/05 – 01/03/06	41,179	41,173
Beta Finance Inc.
3.13% – 3.60%,
09/23/05 – 06/09/06(4)	325,629	325,627
BMW US Capital LLC
3.19%, 07/14/06(4)	63,352	63,353
Canadian Imperial Bank of Commerce
3.14% – 3.26%,
09/13/05 – 12/14/05	215,397	215,377
CC USA Inc.
3.12% – 3.27%,
07/29/05 – 06/26/06(4)	236,936	236,922
Commodore CDO Ltd.
3.47%, 12/12/05(4)	15,838	15,839
Credit Suisse First Boston
3.15%, 05/09/06	63,352	63,353
Danske Bank
3.14% – 3.24%,
08/12/05 – 10/17/05	190,056	190,045
DEPFA Bank PLC
3.42%, 03/15/06	63,352	63,353
Dorada Finance Inc.
3.12% – 3.29%,
07/29/05 – 06/26/06(4)	153,312	153,317
Fairway Finance LLC
3.21%, 10/20/05	25,341	25,340
Fifth Third Bancorp
3.26%, 04/21/06(4)	126,704	126,704
Five Finance Inc.
3.27% – 3.30%,
02/27/06 – 06/26/06(4)	44,346	44,348
General Electric Capital Corp.
3.28%, 07/07/06	28,508	28,539
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	9,101	9,101
Greenwich Capital Holdings Inc.
3.09% – 3.15%,
09/02/05 – 02/10/06	72,855	72,856
Hartford Life Global Funding Trust
3.21%, 07/15/06	63,352	63,353
HBOS Treasury Services PLC
3.15% – 3.51%,
01/10/06 – 04/24/06(4)	190,056	190,059
HSBC Bank USA N.A.
3.57%, 05/04/06	22,173	22,188
K2 USA LLC
3.09% – 3.24%,
07/25/05 – 06/02/06(4)	278,749	278,751
Leafs LLC
3.26%, 01/20/06 – 02/21/06(4)	66,520	66,521
Links Finance LLC
3.19% – 3.58%,
11/16/05 – 03/15/06(4)	247,073	247,109
Lothian Mortgages PLC
3.29%, 01/24/06(4)	95,028	95,028
Marshall & Ilsley Bank
3.36%, 02/20/06	63,352	63,401
Metropolitan Life Global Funding I
3.14%, 07/06/06(4)	95,028	95,028
National City Bank (Ohio)
3.09% – 3.11%,
08/09/05 – 01/06/06	95,028	95,021
Nationwide Building Society
3.16% – 3.51%,
01/13/06 – 07/07/06(4)	234,402	234,435
Norddeutsche Landesbank
3.11%, 07/27/05	63,352	63,350
Northern Rock PLC
3.15% – 3.28%,
10/25/05 – 05/03/06(4)	190,056	190,057
Permanent Financing PLC
3.15% – 3.20%,
09/12/05 – 06/12/06	243,905	243,907
Principal Life Income Funding Trusts
3.21%, 05/10/06	47,514	47,516
Royal Bank of Scotland
3.07% – 3.26%,
04/05/06 – 06/27/06	179,761	179,710
Sedna Finance Inc.
3.19%, 01/10/06 – 01/17/06(4)	34,844	34,840
Sigma Finance Inc.
3.10% – 3.60%,
08/17/05 – 03/20/06(4)	361,740	361,749

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
FLOATING RATE NOTES(3) (Continued)
Skandinav Enskilda Bank NY
3.27%, 07/18/06(4)	$63,352	$63,353
Societe Generale
3.15% – 3.26%,
03/30/06 – 06/13/06	98,196	98,174
SunTrust Bank
3.17%, 04/28/06	95,028	95,028
Tango Finance Corp.
3.19% – 3.28%,
07/25/05 – 06/21/06(4)	217,297	217,285
Toronto-Dominion Bank
3.81%, 06/20/06	79,190	79,198
UniCredito Italiano SpA
3.34%, 06/14/06	82,358	82,330
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(4)	163,395	163,396
Wells Fargo & Co.
3.19%, 07/14/06(4)	31,676	31,680
WhistleJacket Capital LLC
3.14% – 3.24%,
07/15/05 – 06/22/06(4)	212,229	212,221
White Pine Finance LLC
3.07% – 3.28%,
07/05/05 – 06/20/06(4)	212,863	212,855
Winston Funding Ltd.
3.23%, 07/23/05(4)	45,233	45,233
World Savings Bank
3.13%, 09/09/05	22,173	22,173

		6,090,343

MONEY MARKET FUNDS – 0.62%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22%(1)(3)(5)	253,408	253,408
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20%(1)(5)	996,847	996,847
BlackRock Temp Cash Money Market Fund 3.04%(3)(5)	9,178	9,178
Short Term Investment Co. – Prime Money Market Portfolio, Institutional Shares 3.13%(3)(5)	22,208	22,208

		1,281,641

REPURCHASE AGREEMENTS(3) – 1.06%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $1,076,108 and effective yields of 3.40% – 3.44%.(6)	$1,076,005	1,076,005
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $823,655 and effective yields of 3.43% – 3.44%.(6)	823,576	823,576
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $316,790 and an effective yield of 3.40%.(6)	316,760	316,760

		2,216,341

TIME DEPOSITS(3) – 0.50%
American Express Centurion Bank
3.08%, 07/01/05	47,514	47,515
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	63,352	63,353
BNP Paribas (New York)
2.78% – 3.03%,
07/11/05 – 08/23/05	88,693	88,694
Credit Suisse First Boston
3.16%, 07/13/05	31,676	31,677
Deutsche Bank AG
3.31%, 07/01/05	2,605	2,605
HBOS Treasury Services PLC
3.39%, 12/14/05	38,011	38,012
Key Bank N.A.
3.34%, 07/01/05	190,056	190,056
Natexis Banques
2.98%, 08/18/05	63,352	63,353
Toronto-Dominion Bank
2.66% – 3.18%,
09/14/05 – 11/09/05	114,034	114,031
UBS AG
2.67% – 3.40%,
11/09/05 – 12/15/05	50,682	50,681
UBS Finance Delaware LLC
3.02% – 3.05%,
07/01/05 – 07/05/05	44,346	44,347
US Bank N.A.
3.12%, 07/08/05	63,352	63,353
Washington Mutual Bank
3.15% – 3.28%,
07/28/05 – 08/09/05	190,056	190,058
Wells Fargo Bank N.A.
3.04%, 07/01/05	63,352	63,353

		1,051,088

U.S. GOVERNMENT AGENCY NOTES(3) – 0.05%
Federal National Mortgage Association
2.33%, 07/22/05	95,028	94,899

		94,899

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $14,340,448)	$14,340,448

TOTAL INVESTMENTS – 106.68%	222,426,023

Other Assets, Less Liabilities – (6.68)%	(13,936,836)

NET ASSETS – 100.00%	$208,489,187

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 81.13%
Active Stock Master Portfolio(1)		$165,593,009
CoreAlpha Bond Master Portfolio(1)		304,107,465

TOTAL MASTER PORTFOLIOS		469,700,474

EXCHANGE-TRADED FUNDS – 18.15%
iShares MSCI EAFE Index Fund(1)(2)	1,290,389	67,603,480
iShares S&P MidCap 400 Index Fund(1)(2)	334,661	22,924,279
iShares S&P SmallCap 600 Index Fund(1)(2)	264,874	14,573,367

TOTAL EXCHANGE-TRADED FUNDS (Cost: $95,181,285)		105,101,126

SHORT-TERM INVESTMENTS – 6.27%
COMMERCIAL PAPER(3) – 1.47%
Alpine Securitization Corp.
3.29%, 08/08/05	$44,670	44,516
Amstel Funding Corp.
2.95% – 3.18%,
07/18/05 – 08/19/05(4)	300,135	299,528
Amsterdam Funding Corp.
3.14% – 3.24%,
07/19/05 – 07/26/05(4)	684,946	683,658
ANZ National Bank Ltd.
2.94%, 08/15/05(4)	74,451	74,178
Barton Capital Corp.
3.15% – 3.29%,
07/14/05 – 07/28/05	283,277	282,801
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	148,901	148,772
Bryant Park Funding LLC
3.10%, 07/06/05(4)	57,497	57,472
Cancara Asset Securitisation LLC
3.15%, 07/13/05(4)	53,613	53,557
Cantabric Finance LLC
3.08% – 3.12%,
07/11/05 – 07/25/05(4)	148,901	148,637
Chariot Funding LLC
3.13% – 3.29%,
07/12/05 – 07/28/05(4)	186,442	186,152
Charta LLC
3.31%, 08/11/05(4)	223,352	222,510
Chesham Finance LLC
3.12% – 3.17%,
07/08/05 – 07/13/05(4)	139,967	139,851
Dexia Delaware LLC
3.04%, 07/01/05	197,443	197,444
Edison Asset Securitization LLC
3.12%, 09/06/05(4)	111,676	111,028
Fairway Finance LLC
3.12% – 3.23%,
07/11/05 – 09/15/05(4)	246,353	245,323
Falcon Asset Securitization Corp.
3.17% – 3.24%,
07/14/05 – 07/21/05(4)	394,956	394,274
Ford Credit Floorplan Motown
3.33%, 08/08/05(4)	29,780	29,676
Gemini Securitization Corp.
3.18% – 3.24%,
07/15/05 – 07/25/05	161,272	161,004
General Electric Capital Corp.
2.74%, 07/07/05	74,451	74,417
Giro Funding Corp.
3.07% – 3.30%,
07/01/05 – 07/29/05	141,456	141,266
Grampian Funding LLC
3.00% – 3.13%,
07/05/05 – 09/09/05(4)	495,842	493,746
Jupiter Securitization Corp.
3.12% – 3.24%,
07/13/05 – 07/27/05(4)	450,407	449,743
Liberty Street Funding Corp.
3.05%, 07/01/05(4)	74,451	74,451
Lockhart Funding LLC
3.15% – 3.16%,
07/11/05 – 07/12/05(4)	217,899	217,705
Mortgage Interest Networking Trust
3.12% – 3.27%,
07/05/05 – 07/25/05	284,402	284,057
Nordea North America Inc.
2.74%, 07/11/05	74,451	74,394
Park Avenue Receivables Corp.
3.25%, 07/22/05(4)	296,314	295,752
Park Granada LLC
3.08% – 3.09%, 07/01/05(4)	74,510	74,510
Polonius Inc.
3.15%, 07/11/05(4)	104,231	104,140
Ranger Funding Co. LLC
3.07% – 3.13%,
07/06/05 – 07/13/05(4)	484,330	484,013
Santander Central Hispano
2.75%, 07/08/05	186,127	186,027
Scaldis Capital LLC
2.75% – 3.29%,
07/08/05 – 07/29/05(4)	266,368	265,849
Sydney Capital Corp.
3.11% – 3.21%,
07/08/05 – 08/17/05(4)	541,554	540,096
Thames Asset Global Securitization No. 1 Inc.
3.12% – 3.19%,
07/07/05 – 07/15/05(4)	484,821	484,314

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER(3) (Continued)
Three Pillars Funding Corp.
3.30%, 07/28/05	$21,652	$21,598
Tulip Funding Corp.
3.02% – 3.07%, 07/01/05(4)	290,358	290,357
UBS Finance Delaware LLC
3.03%, 07/01/05	223,352	223,352
Windmill Funding Corp.
3.17% – 3.24%, 07/26/05	129,544	129,255
Yorktown Capital LLC
3.15%, 07/13/05	86,543	86,452

		8,475,875

FLOATING RATE NOTES(3) – 2.47%
Allstate Life Global Funding II
3.19% – 3.30%,
06/08/06 – 06/27/06(4)	276,957	276,958
American Express Bank
3.24% – 3.29%,
10/17/05 – 06/29/06	364,808	364,811
American Express Centurion Bank
3.29%, 06/29/06	59,561	59,561
American Express Credit Corp.
3.19% – 3.32%,
08/09/05 – 10/26/05	424,369	424,419
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(4)	96,786	96,786
Bank of Nova Scotia
3.06% – 3.23%,
09/26/05 – 01/03/06	96,786	96,772
Beta Finance Inc.
3.13% – 3.60%,
09/23/05 – 06/09/06(4)	765,353	765,346
BMW US Capital LLC
3.19%, 07/14/06(4)	148,901	148,901
Canadian Imperial Bank of Commerce
3.14% – 3.26%,
09/13/05 – 12/14/05	506,265	506,216
CC USA Inc.
3.12% – 3.27%,
07/29/05 – 06/26/06(4)	556,891	556,856
Commodore CDO Ltd.
3.47%, 12/12/05(4)	37,225	37,225
Credit Suisse First Boston
3.15%, 05/09/06	148,901	148,901
Danske Bank
3.14% – 3.24%,
08/12/05 – 10/17/05	446,704	446,679
DEPFA Bank PLC
3.42%, 03/15/06	148,901	148,901
Dorada Finance Inc.
3.12% – 3.29%,
07/29/05 – 06/26/06(4)	360,341	360,355
Fairway Finance LLC
3.21%, 10/20/05	59,561	59,560
Fifth Third Bancorp
3.26%, 04/21/06(4)	297,803	297,803
Five Finance Inc.
3.27% – 3.30%,
02/27/06 – 06/26/06(4)	104,231	104,235
General Electric Capital Corp.
3.28%, 07/07/06	67,006	67,078
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	21,390	21,390
Greenwich Capital Holdings Inc.
3.09% – 3.15%,
09/02/05 – 02/10/06	171,237	171,237
Hartford Life Global Funding Trust
3.21%, 07/15/06	148,901	148,901
HBOS Treasury Services PLC
3.15% – 3.51%,
01/10/06 – 04/24/06(4)	446,704	446,703
HSBC Bank USA N.A.
3.57%, 05/04/06	52,115	52,151
K2 USA LLC
3.09% – 3.24%,
07/25/05 – 06/02/06(4)	655,166	655,169
Leafs LLC
3.26%, 01/20/06 – 02/21/06(4)	156,346	156,346
Links Finance LLC
3.19% – 3.58%,
11/16/05 – 03/15/06(4)	580,715	580,799
Lothian Mortgages PLC
3.29%, 01/24/06(4)	223,352	223,352
Marshall & Ilsley Bank
3.36%, 02/20/06	148,901	149,016
Metropolitan Life Global Funding I
3.14%, 07/06/06(4)	223,352	223,352
National City Bank (Ohio)
3.09% – 3.11%,
08/09/05 – 01/06/06	223,352	223,336
Nationwide Building Society
3.16% – 3.51%,
01/13/06 – 07/07/06(4)	550,935	551,010
Norddeutsche Landesbank
3.11%, 07/27/05	148,901	148,898
Northern Rock PLC
3.15% – 3.28%,
10/25/05 – 05/03/06(4)	446,704	446,704
Permanent Financing PLC
3.15% – 3.20%,
09/12/05 – 06/12/06	573,270	573,271
Principal Life Income Funding Trusts
3.21%, 05/10/06	111,676	111,681
Royal Bank of Scotland
3.07% – 3.26%,
04/05/06 – 06/27/06	422,508	422,389

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
FLOATING RATE NOTES(3) (Continued)
Sedna Finance Inc.
3.19%, 01/10/06 – 01/17/06(4)	$81,896	$81,887
Sigma Finance Inc.
3.10% – 3.60%,
08/17/05 – 03/20/06(4)	850,227	850,250
Skandinav Enskilda Bank NY
3.27%, 07/18/06(4)	148,901	148,901
Societe Generale
3.15% – 3.26%,
03/30/06 – 06/13/06	230,797	230,745
SunTrust Bank
3.17%, 04/28/06	223,352	223,352
Tango Finance Corp.
3.19% – 3.28%,
07/25/05 – 06/21/06(4)	510,732	510,699
Toronto-Dominion Bank
3.81%, 06/20/06	186,127	186,144
UniCredito Italiano SpA
3.34%, 06/14/06	193,572	193,506
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(4)	384,041	384,041
Wells Fargo & Co.
3.19%, 07/14/06(4)	74,451	74,459
WhistleJacket Capital LLC
3.14% – 3.24%,
07/15/05 – 06/22/06(4)	498,820	498,800
White Pine Finance LLC
3.07% – 3.28%,
07/05/05 – 06/20/06(4)	500,309	500,291
Winston Funding Ltd.
3.23%, 07/23/05(4)	106,316	106,316
World Savings Bank
3.13%, 09/09/05	52,115	52,114

		14,314,573

MONEY MARKET FUNDS – 0.96%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22%(1)(3)(5)	595,605	595,605
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20%(1)(5)	4,904,805	4,904,805
BlackRock Temp Cash Money Market Fund 3.04%(3)(5)	21,569	21,569
Short Term Investment Co. – Prime Money Market Portfolio, Institutional Shares 3.13%(3)(5)	52,198	52,198

		5,574,177

REPURCHASE AGREEMENTS(3) – 0.90%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $2,529,264 and effective yields of 3.40% – 3.44%.(6)	2,529,023	2,529,023
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $1,935,902 and effective yields of 3.43% – 3.44%.(6)	1,935,718	1,935,718
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $744,577 and an effective yield of 3.40%.(6)	744,507	744,507

		5,209,248

TIME DEPOSITS(3) – 0.43%
American Express Centurion Bank
3.08%, 07/01/05	111,676	111,676
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	148,901	148,901
BNP Paribas (New York)
2.78% – 3.03%,
07/11/05 – 08/23/05	208,462	208,462
Credit Suisse First Boston
3.16%, 07/13/05	74,451	74,451
Deutsche Bank AG
3.31%, 07/01/05	6,123	6,123
HBOS Treasury Services PLC
3.39%, 12/14/05	89,341	89,341
Key Bank N.A.
3.34%, 07/01/05	446,704	446,704
Natexis Banques
2.98%, 08/18/05	148,901	148,901
Toronto-Dominion Bank
2.66% – 3.18%,
09/14/05 – 11/09/05	268,022	268,015
UBS AG
2.67% – 3.40%,
11/09/05 – 12/15/05	119,121	119,120
UBS Finance Delaware LLC
3.02% – 3.05%,
07/01/05 – 07/05/05	104,231	104,230
US Bank N.A.
3.12%, 07/08/05	148,901	148,901
Washington Mutual Bank
3.15% – 3.28%,
07/28/05 – 08/09/05	446,704	446,704
Wells Fargo Bank N.A.
3.04%, 07/01/05	148,901	148,901

		2,470,430

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES(3) – 0.04%
Federal National Mortgage Association
2.33%, 07/22/05	$223,352	$223,049

		223,049

TOTAL SHORT-TERM INVESTMENTS (Cost: $36,267,352)		36,267,352

TOTAL INVESTMENTS – 105.55%		611,068,952

Other Assets, Less Liabilities – (5.55)%		(32,138,406)

NET ASSETS – 100.00%		$578,930,546

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 75.83%
Active Stock Master Portfolio(1)		$368,761,879
CoreAlpha Bond Master Portfolio(1)		316,658,434

TOTAL MASTER PORTFOLIOS		685,420,313

EXCHANGE-TRADED FUNDS – 23.91%
iShares MSCI EAFE Index Fund(1)(2)	2,772,271	145,239,278
iShares S&P MidCap 400 Index Fund(1)(2)	630,553	43,192,880
iShares S&P SmallCap 600 Index Fund(1)(2)	504,391	27,751,593

TOTAL EXCHANGE-TRADED FUNDS (Cost: $196,757,613)		216,183,751

SHORT-TERM INVESTMENTS – 18.51%
COMMERCIAL PAPER(3) – 4.85%
Alpine Securitization Corp.
3.29%, 08/08/05	$230,814	229,998
Amstel Funding Corp.
2.95% – 3.18%,
07/18/05 – 08/19/05(4)	1,550,808	1,547,675
Amsterdam Funding Corp.
3.14% – 3.24%,
07/19/05 – 07/26/05(4)	3,539,147	3,532,484
ANZ National Bank Ltd.
2.94%, 08/15/05(4)	384,690	383,279
Barton Capital Corp.
3.15% – 3.29%,
07/14/05 – 07/28/05	1,463,707	1,461,239
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	769,380	768,713
Bryant Park Funding LLC
3.10%, 07/06/05(4)	297,088	296,960
Cancara Asset Securitisation LLC
3.15%, 07/13/05(4)	277,023	276,732
Cantabric Finance LLC
3.08% – 3.12%,
07/11/05 – 07/25/05(4)	769,380	768,015
Chariot Funding LLC
3.13% – 3.29%,
07/12/05 – 07/28/05(4)	963,356	961,854
Charta LLC
3.31%, 08/11/05(4)	1,154,070	1,149,719
Chesham Finance LLC
3.12% – 3.17%,
07/08/05 – 07/13/05(4)	723,217	722,615
Dexia Delaware LLC
3.04%, 07/01/05	1,020,198	1,020,198
Edison Asset Securitization LLC
3.12%, 09/06/05(4)	577,035	573,684
Fairway Finance LLC
3.12% – 3.23%,
07/11/05 – 09/15/05(4)	1,272,916	1,267,595
Falcon Asset Securitization Corp.
3.17% – 3.24%,
07/14/05 – 07/21/05(4)	2,040,757	2,037,233
Ford Credit Floorplan Motown
3.33%, 08/08/05(4)	153,876	153,335
Gemini Securitization Corp.
3.18% – 3.24%,
07/15/05 – 07/25/05	833,300	831,915
General Electric Capital Corp.
2.74%, 07/07/05	384,690	384,514
Giro Funding Corp.
3.07% – 3.30%,
07/01/05 – 07/29/05	730,911	729,924
Grampian Funding LLC
3.00% – 3.13%,
07/05/05 – 09/09/05(4)	2,562,035	2,551,205
Jupiter Securitization Corp.
3.12% – 3.24%,
07/13/05 – 07/27/05(4)	2,327,274	2,323,839
Liberty Street Funding Corp.
3.05%, 07/01/05(4)	384,690	384,690
Lockhart Funding LLC
3.15% – 3.16%,
07/11/05 – 07/12/05(4)	1,125,895	1,124,894
Mortgage Interest Networking Trust
3.12% – 3.27%,
07/05/05 – 07/25/05	1,469,515	1,467,738
Nordea North America Inc.
2.74%, 07/11/05	384,690	384,397
Park Avenue Receivables Corp.
3.25%, 07/22/05(4)	1,531,066	1,528,166
Park Granada LLC
3.08% – 3.09%, 07/01/05(4)	384,998	384,998
Polonius Inc.
3.15%, 07/11/05(4)	538,566	538,095
Ranger Funding Co. LLC
3.07% – 3.13%,
07/06/05 – 07/13/05(4)	2,502,554	2,500,916
Santander Central Hispano
2.75%, 07/08/05	961,725	961,211
Scaldis Capital LLC
2.75% – 3.29%,
07/08/05 – 07/29/05(4)	1,376,336	1,373,649
Sydney Capital Corp.
3.11% – 3.21%,
07/08/05 – 08/17/05(4)	2,798,234	2,790,702
Thames Asset Global Securitization No. 1 Inc.
3.12% – 3.19%,
07/07/05 – 07/15/05(4)	2,505,093	2,502,464

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER(3) (Continued)
Three Pillars Funding Corp.
3.30%, 07/28/05	$111,876	$111,599
Tulip Funding Corp.
3.02% – 3.07%, 07/01/05(4)	1,500,291	1,500,291
UBS Finance Delaware LLC
3.03%, 07/01/05	1,154,070	1,154,070
Windmill Funding Corp.
3.17% – 3.24%, 07/26/05	669,360	667,868
Yorktown Capital LLC
3.15%, 07/13/05	447,171	446,702

		43,795,175

FLOATING RATE NOTES(3) – 8.18%
Allstate Life Global Funding II
3.19% – 3.30%,
06/08/06 – 06/27/06(4)	1,431,046	1,431,056
American Express Bank
3.24% – 3.29%,
10/17/05 – 06/29/06	1,884,981	1,884,996
American Express Centurion Bank
3.29%, 06/29/06	307,752	307,752
American Express Credit Corp.
3.19% – 3.32%,
08/09/05 – 10/26/05	2,192,733	2,192,995
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(4)	500,097	500,097
Bank of Nova Scotia
3.06% – 3.23%,
09/26/05 – 01/03/06	500,097	500,029
Beta Finance Inc.
3.13% – 3.60%,
09/23/05 – 06/09/06(4)	3,954,612	3,954,575
BMW US Capital LLC
3.19%, 07/14/06(4)	769,380	769,380
Canadian Imperial Bank of Commerce
3.14% – 3.26%,
09/13/05 – 12/14/05	2,615,891	2,615,645
CC USA Inc.
3.12% – 3.27%,
07/29/05 – 06/26/06(4)	2,877,481	2,877,300
Commodore CDO Ltd.
3.47%, 12/12/05(4)	192,345	192,345
Credit Suisse First Boston
3.15%, 05/09/06	769,380	769,380
Danske Bank
3.14% – 3.24%,
08/12/05 – 10/17/05	2,308,139	2,308,009
DEPFA Bank PLC
3.42%, 03/15/06	769,380	769,380
Dorada Finance Inc.
3.12% – 3.29%,
07/29/05 – 06/26/06(4)	1,861,899	1,861,969
Fairway Finance LLC
3.21%, 10/20/05	307,752	307,747
Fifth Third Bancorp
3.26%, 04/21/06(4)	1,538,760	1,538,760
Five Finance Inc.
3.27% – 3.30%,
02/27/06 – 06/26/06(4)	538,566	538,584
General Electric Capital Corp.
3.28%, 07/07/06	346,221	346,594
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	110,523	110,523
Greenwich Capital Holdings Inc.
3.09% – 3.15%,
09/02/05 – 02/10/06	884,787	884,787
Hartford Life Global Funding Trust
3.21%, 07/15/06	769,380	769,380
HBOS Treasury Services PLC
3.15% – 3.51%,
01/10/06 – 04/24/06(4)	2,308,139	2,308,140
HSBC Bank USA N.A.
3.57%, 05/04/06	269,283	269,467
K2 USA LLC
3.09% – 3.24%,
07/25/05 – 06/02/06(4)	3,385,271	3,385,287
Leafs LLC
3.26%, 01/20/06 – 02/21/06(4)	807,849	807,849
Links Finance LLC
3.19% – 3.58%,
11/16/05 – 03/15/06(4)	3,000,581	3,001,020
Lothian Mortgages PLC
3.29%, 01/24/06(4)	1,154,070	1,154,070
Marshall & Ilsley Bank
3.36%, 02/20/06	769,380	769,971
Metropolitan Life Global Funding I
3.14%, 07/06/06(4)	1,154,070	1,154,070
National City Bank (Ohio)
3.09% – 3.11%,
08/09/05 – 01/06/06	1,154,070	1,153,985
Nationwide Building Society
3.16% – 3.51%,
01/13/06 – 07/07/06(4)	2,846,705	2,847,093
Norddeutsche Landesbank
3.11%, 07/27/05	769,380	769,361
Northern Rock PLC
3.15% – 3.28%,
10/25/05 – 05/03/06(4)	2,308,139	2,308,140
Permanent Financing PLC
3.15% – 3.20%,
09/12/05 – 06/12/06	2,962,112	2,962,113
Principal Life Income Funding Trusts
3.21%, 05/10/06	577,035	577,063

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
FLOATING RATE NOTES(3) (Continued)
Royal Bank of Scotland
3.07% – 3.26%,
04/05/06 – 06/27/06	$2,183,115	$2,182,502
Sedna Finance Inc.
3.19%, 01/10/06 – 01/17/06(4)	423,159	423,108
Sigma Finance Inc.
3.10% – 3.60%,
08/17/05 – 03/20/06(4)	4,393,159	4,393,277
Skandinav Enskilda Bank NY
3.27%, 07/18/06(4)	769,380	769,380
Societe Generale
3.15% – 3.26%,
03/30/06 – 06/13/06	1,192,539	1,192,272
SunTrust Bank
3.17%, 04/28/06	1,154,070	1,154,070
Tango Finance Corp.
3.19% – 3.28%,
07/25/05 – 06/21/06(4)	2,638,973	2,638,811
Toronto-Dominion Bank
3.81%, 06/20/06	961,725	961,816
UniCredito Italiano SpA
3.34%, 06/14/06	1,000,194	999,856
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(4)	1,984,357	1,984,358
Wells Fargo & Co.
3.19%, 07/14/06(4)	384,690	384,732
WhistleJacket Capital LLC
3.14% – 3.24%,
07/15/05 – 06/22/06(4)	2,577,422	2,577,323
White Pine Finance LLC
3.07% – 3.28%,
07/05/05 – 06/20/06(4)	2,585,116	2,585,026
Winston Funding Ltd.
3.23%, 07/23/05(4)	549,337	549,337
World Savings Bank
3.13%, 09/09/05	269,283	269,278

		73,964,058

MONEY MARKET FUNDS – 0.96%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22%(1)(3)(5)	3,077,519	3,077,519
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20%(1)(5)	5,239,466	5,239,466
BlackRock Temp Cash Money Market Fund 3.04%(3)(5)	111,450	111,450
Short Term Investment Co. – Prime Money Market Portfolio, Institutional Shares 3.13%(3)(5)	269,711	269,711

		8,698,146

REPURCHASE AGREEMENTS(3) – 2.98%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $13,068,815 and effective yields of 3.40% – 3.44%(6)	$13,067,570	13,067,570
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $10,002,891 and effective yields of 3.43% – 3.44%(6)	10,001,937	10,001,937
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $3,847,262 and an effective yield of 3.40%(6)	3,846,899	3,846,899

		26,916,406

TIME DEPOSITS(3) – 1.41%
American Express Centurion Bank
3.08%, 07/01/05	577,035	577,035
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	769,380	769,380
BNP Paribas (New York)
2.78% – 3.03%,
07/11/05 – 08/23/05	1,077,132	1,077,132
Credit Suisse First Boston
3.16%, 07/13/05	384,690	384,690
Deutsche Bank AG
3.31%, 07/01/05	31,637	31,637
HBOS Treasury Services PLC
3.39%, 12/14/05	461,628	461,628
Key Bank N.A.
3.34%, 07/01/05	2,308,139	2,308,139
Natexis Banques
2.98%, 08/18/05	769,380	769,380
Toronto-Dominion Bank
2.66% – 3.18%,
09/14/05 – 11/09/05	1,384,884	1,384,849
UBS AG
2.67% – 3.40%,
11/09/05 – 12/15/05	615,504	615,500
UBS Finance Delaware LLC
3.02% – 3.05%,
07/01/05 – 07/05/05	538,566	538,558
US Bank N.A.
3.12%, 07/08/05	769,380	769,380
Washington Mutual Bank
3.15% – 3.28%,
07/28/05 – 08/09/05	2,308,139	2,308,140
Wells Fargo Bank N.A.
3.04%, 07/01/05	769,380	769,380

		12,764,828

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES(3) – 0.13%
Federal National Mortgage Association
2.33%, 07/22/05	$1,154,070	$1,152,505

		1,152,505

TOTAL SHORT-TERM INVESTMENTS (Cost: $167,291,118)		167,291,118

TOTAL INVESTMENTS – 118.25%		1,068,895,182

Other Assets, Less Liabilities – (18.25)%		(164,955,662)

NET ASSETS – 100.00%		$903,939,520

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 71.17%
Active Stock Master Portfolio(1)		$270,894,983
CoreAlpha Bond Master Portfolio(1)		117,422,688

TOTAL MASTER PORTFOLIOS		388,317,671

EXCHANGE-TRADED FUNDS – 28.31%
iShares MSCI EAFE Index Fund(1)(2)	2,022,575	105,962,704
iShares S&P MidCap 400 Index Fund(1)(2)	439,178	30,083,693
iShares S&P SmallCap 600 Index Fund(1)(2)	334,350	18,395,937

TOTAL EXCHANGE-TRADED FUNDS (Cost: $141,376,570)		154,442,334

SHORT-TERM INVESTMENTS – 9.59%
COMMERCIAL PAPER(3) – 2.45%
Alpine Securitization Corp.
3.29%, 08/08/05	$70,491	70,235
Amstel Funding Corp.
2.95% – 3.18%,
07/18/05 – 08/19/05(4)	473,617	472,660
Amsterdam Funding Corp.
3.14% – 3.24%,
07/19/05 – 07/26/05(4)	1,080,856	1,078,822
ANZ National Bank Ltd.
2.94%, 08/15/05(4)	117,484	117,053
Barton Capital Corp.
3.15% – 3.29%,
07/14/05 – 07/28/05	447,016	446,263
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	234,969	234,765
Bryant Park Funding LLC
3.10%, 07/06/05(4)	90,731	90,692
Cancara Asset Securitisation LLC
3.15%, 07/13/05(4)	84,603	84,514
Cantabric Finance LLC
3.08% – 3.12%,
07/11/05 – 07/25/05(4)	234,969	234,552
Chariot Funding LLC
3.13% – 3.29%,
07/12/05 – 07/28/05(4)	294,209	293,750
Charta LLC
3.31%, 08/11/05(4)	352,453	351,124
Chesham Finance LLC
3.12% – 3.17%,
07/08/05 – 07/13/05(4)	220,870	220,687
Dexia Delaware LLC
3.04%, 07/01/05	311,568	311,568
Edison Asset Securitization LLC
3.12%, 09/06/05(4)	176,226	175,203
Fairway Finance LLC
3.12% – 3.23%,
07/11/05 – 09/15/05(4)	388,749	387,123
Falcon Asset Securitization Corp.
3.17% – 3.24%,
07/14/05 – 07/21/05(4)	623,247	622,172
Ford Credit Floorplan Motown
3.33%, 08/08/05(4)	46,994	46,829
Gemini Securitization Corp.
3.18% – 3.24%,
07/15/05 – 07/25/05	254,490	254,067
General Electric Capital Corp.
2.74%, 07/07/05	117,484	117,431
Giro Funding Corp.
3.07% – 3.30%,
07/01/05 – 07/29/05	223,220	222,919
Grampian Funding LLC
3.00% – 3.13%,
07/05/05 – 09/09/05(4)	782,445	779,138
Jupiter Securitization Corp.
3.12% – 3.24%,
07/13/05 – 07/27/05(4)	710,750	709,700
Liberty Street Funding Corp.
3.05%, 07/01/05(4)	117,484	117,485
Lockhart Funding LLC
3.15% – 3.16%,
07/11/05 – 07/12/05(4)	343,848	343,543
Mortgage Interest Networking Trust
3.12% – 3.27%,
07/05/05 – 07/25/05	448,790	448,247
Nordea North America Inc.
2.74%, 07/11/05	117,484	117,395
Park Avenue Receivables Corp.
3.25%, 07/22/05(4)	467,588	466,702
Park Granada LLC
3.08% – 3.09%, 07/01/05(4)	117,578	117,578
Polonius Inc.
3.15%, 07/11/05(4)	164,478	164,334
Ranger Funding Co. LLC
3.07% – 3.13%,
07/06/05 – 07/13/05(4)	764,280	763,780
Santander Central Hispano
2.75%, 07/08/05	293,711	293,554
Scaldis Capital LLC
2.75% – 3.29%,
07/08/05 – 07/29/05(4)	420,333	419,512
Sydney Capital Corp.
3.11% – 3.21%,
07/08/05 – 08/17/05(4)	854,581	852,281
Thames Asset Global Securitization No. 1 Inc.
3.12% – 3.19%,
07/07/05 – 07/15/05(4)	765,055	764,252

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER(3) (Continued)
Three Pillars Funding Corp.
3.30%, 07/28/05	$34,167	$34,082
Tulip Funding Corp.
3.02% – 3.07%, 07/01/05(4)	458,189	458,189
UBS Finance Delaware LLC
3.03%, 07/01/05	352,453	352,453
Windmill Funding Corp.
3.17% – 3.24%, 07/26/05	204,423	203,968
Yorktown Capital LLC
3.15%, 07/13/05	136,566	136,423

		13,375,045

FLOATING RATE NOTES(3) – 4.14%
Allstate Life Global Funding II
3.19% – 3.30%,
06/08/06 – 06/27/06(4)	437,042	437,044
American Express Bank
3.24% – 3.29%,
10/17/05 – 06/29/06	575,673	575,677
American Express Centurion Bank
3.29%, 06/29/06	93,987	93,987
American Express Credit Corp.
3.19% – 3.32%,
08/09/05 – 10/26/05	669,661	669,740
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(4)	152,730	152,730
Bank of Nova Scotia
3.06% – 3.23%,
09/26/05 – 01/03/06	152,730	152,709
Beta Finance Inc.
3.13% – 3.60%,
09/23/05 – 06/09/06(4)	1,207,739	1,207,728
BMW US Capital LLC
3.19%, 07/14/06(4)	234,969	234,969
Canadian Imperial Bank of Commerce
3.14% – 3.26%,
09/13/05 – 12/14/05	798,893	798,818
CC USA Inc.
3.12% – 3.27%,
07/29/05 – 06/26/06(4)	878,783	878,727
Commodore CDO Ltd.
3.47%, 12/12/05(4)	58,742	58,742
Credit Suisse First Boston
3.15%, 05/09/06	234,969	234,969
Danske Bank
3.14% – 3.24%,
08/12/05 – 10/17/05	704,906	704,867
DEPFA Bank PLC
3.42%, 03/15/06	234,969	234,969
Dorada Finance Inc.
3.12% – 3.29%,
07/29/05 – 06/26/06(4)	568,624	568,644
Fairway Finance LLC
3.21%, 10/20/05	93,987	93,986
Fifth Third Bancorp
3.26%, 04/21/06(4)	469,937	469,937
Five Finance Inc.
3.27% – 3.30%,
02/27/06 – 06/26/06(4)	164,478	164,483
General Electric Capital Corp.
3.28%, 07/07/06	105,736	105,850
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	33,754	33,754
Greenwich Capital Holdings Inc.
3.09% – 3.15%,
09/02/05 – 02/10/06	270,214	270,215
Hartford Life Global Funding Trust
3.21%, 07/15/06	234,969	234,969
HBOS Treasury Services PLC
3.15% – 3.51%,
01/10/06 – 04/24/06(4)	704,906	704,907
HSBC Bank USA N.A.
3.57%, 05/04/06	82,239	82,295
K2 USA LLC
3.09% – 3.24%,
07/25/05 – 06/02/06(4)	1,033,862	1,033,866
Leafs LLC
3.26%, 01/20/06 – 02/21/06(4)	246,717	246,717
Links Finance LLC
3.19% – 3.58%,
11/16/05 – 03/15/06(4)	916,378	916,510
Lothian Mortgages PLC
3.29%, 01/24/06(4)	352,453	352,453
Marshall & Ilsley Bank
3.36%, 02/20/06	234,969	235,149
Metropolitan Life Global Funding I
3.14%, 07/06/06(4)	352,453	352,453
National City Bank (Ohio)
3.09% – 3.11%,
08/09/05 – 01/06/06	352,453	352,427
Nationwide Building Society
3.16% – 3.51%,
01/13/06 – 07/07/06(4)	869,384	869,503
Norddeutsche Landesbank
3.11%, 07/27/05	234,969	234,963
Northern Rock PLC
3.15% – 3.28%,
10/25/05 – 05/03/06(4)	704,906	704,906
Permanent Financing PLC
3.15% – 3.20%,
09/12/05 – 06/12/06	904,629	904,629
Principal Life Income Funding Trusts
3.21%, 05/10/06	176,226	176,235
Royal Bank of Scotland
3.07% – 3.26%,
04/05/06 – 06/27/06	666,723	666,536

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
FLOATING RATE NOTES(3) (Continued)
Sedna Finance Inc.
3.19%, 01/10/06 – 01/17/06(4)	$129,233	$129,217
Sigma Finance Inc.
3.10% – 3.60%,
08/17/05 – 03/20/06(4)	1,341,671	1,341,708
Skandinav Enskilda Bank NY
3.27%, 07/18/06(4)	234,969	234,969
Societe Generale
3.15% – 3.26%,
03/30/06 – 06/13/06	364,201	364,120
SunTrust Bank
3.17%, 04/28/06	352,453	352,453
Tango Finance Corp.
3.19% – 3.28%,
07/25/05 – 06/21/06(4)	805,942	805,892
Toronto-Dominion Bank
3.81%, 06/20/06	293,711	293,739
UniCredito Italiano SpA
3.34%, 06/14/06	305,459	305,356
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(4)	606,023	606,023
Wells Fargo & Co.
3.19%, 07/14/06(4)	117,484	117,497
WhistleJacket Capital LLC
3.14% – 3.24%,
07/15/05 – 06/22/06(4)	787,145	787,115
White Pine Finance LLC
3.07% – 3.28%,
07/05/05 – 06/20/06(4)	789,495	789,467
Winston Funding Ltd.
3.23%, 07/23/05(4)	167,768	167,768
World Savings Bank
3.13%, 09/09/05	82,239	82,237

		22,588,624

MONEY MARKET FUNDS – 0.72%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22%(1)(3)(5)	939,874	939,874
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20%(1)(5)	2,849,186	2,849,186
BlackRock Temp Cash Money Market Fund 3.04%(3)(5)	34,037	34,037
Short Term Investment Co. – Prime Money Market Portfolio, Institutional Shares 3.13%(3)(5)	82,370	82,370

		3,905,467

REPURCHASE AGREEMENTS(3) – 1.51%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $3,991,216 and effective yields of 3.40% - 3.44%.(6)	3,990,836	3,990,836
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $3,054,883 and effective yields of 3.43% - 3.44%.(6)	3,054,592	3,054,592
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $1,174,954 and an effective yield of 3.40%.(6)	1,174,843	1,174,843

		8,220,271

TIME DEPOSITS(3) – 0.71%
American Express Centurion Bank
3.08%, 07/01/05	176,226	176,226
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	234,969	234,969
BNP Paribas (New York)
2.78% – 3.03%,
07/11/05 – 08/23/05	328,956	328,956
Credit Suisse First Boston
3.16%, 07/13/05	117,484	117,485
Deutsche Bank AG
3.31%, 07/01/05	9,662	9,662
HBOS Treasury Services PLC
3.39%, 12/14/05	140,981	140,981
Key Bank N.A.
3.34%, 07/01/05	704,906	704,906
Natexis Banques
2.98%, 08/18/05	234,969	234,969
Toronto-Dominion Bank
2.66% – 3.18%,
09/14/05 – 11/09/05	422,944	422,933
UBS AG
2.67% – 3.40%,
11/09/05 – 12/15/05	187,975	187,974
UBS Finance Delaware LLC
3.02% – 3.05%,
07/01/05 – 07/05/05	164,478	164,476
US Bank N.A.
3.12%, 07/08/05	234,969	234,969
Washington Mutual Bank
3.15% – 3.28%,
07/28/05 – 08/09/05	704,906	704,907
Wells Fargo Bank N.A.
3.04%, 07/01/05	234,969	234,969

		3,898,382

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES(3) – 0.06%
Federal National Mortgage Association
2.33%, 07/22/05	$352,453	$351,975

		351,975

TOTAL SHORT-TERM INVESTMENTS (Cost: $52,339,764)		52,339,764

TOTAL INVESTMENTS – 109.07%		595,099,769

Other Assets, Less Liabilities – (9.07)%		(49,477,358)

NET ASSETS – 100.00%		$545,622,411

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 61.12%
Active Stock Master Portfolio(1)		$184,022,698
CoreAlpha Bond Master Portfolio(1)		32,239,032

TOTAL MASTER PORTFOLIOS		216,261,730

EXCHANGE-TRADED FUNDS – 30.12%
iShares MSCI EAFE Index Fund(1)(2)	1,349,087	70,678,668
iShares S&P MidCap 400 Index Fund(1)(2)	351,508	24,078,297
iShares S&P SmallCap 600 Index Fund(1)(2)	214,489	11,801,185

TOTAL EXCHANGE-TRADED FUNDS (Cost: $99,099,025)		106,558,150

SHORT-TERM INVESTMENTS – 25.34%

COMMERCIAL PAPER(3) – 3.50%
Alpine Securitization Corp.
3.29%, 08/08/05	$65,182	64,956
Amstel Funding Corp.
2.95% – 3.18%,
07/18/05 – 08/19/05(4)	437,952	437,068
Amsterdam Funding Corp.
3.14% – 3.24%,
07/19/05 – 07/26/05(4)	999,464	997,583
ANZ National Bank Ltd.
2.94%, 08/15/05(4)	108,637	108,236
Barton Capital Corp.
3.15% – 3.29%,
07/14/05 – 07/28/05	413,354	412,658
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	217,275	217,087
Bryant Park Funding LLC
3.10%, 07/06/05(4)	83,899	83,862
Cancara Asset Securitisation LLC
3.15%, 07/13/05(4)	78,232	78,150
Cantabric Finance LLC
3.08% – 3.12%,
07/11/05 – 07/25/05(4)	217,275	216,889
Chariot Funding LLC
3.13% – 3.29%,
07/12/05 – 07/28/05(4)	272,054	271,629
Charta LLC
3.31%, 08/11/05(4)	325,912	324,684
Chesham Finance LLC
3.12% – 3.17%,
07/08/05 – 07/13/05(4)	204,238	204,068
Dexia Delaware LLC
3.04%, 07/01/05	288,106	288,106
Edison Asset Securitization LLC
3.12%, 09/06/05(4)	162,956	162,010
Fairway Finance LLC
3.12% – 3.23%,
07/11/05 – 09/15/05(4)	359,475	357,972
Falcon Asset Securitization Corp.
3.17% – 3.24%,
07/14/05 – 07/21/05(4)	576,315	575,321
Ford Credit Floorplan Motown
3.33%, 08/08/05(4)	43,455	43,302
Gemini Securitization Corp.
3.18% – 3.24%,
07/15/05 – 07/25/05	235,326	234,934
General Electric Capital Corp.
2.74%, 07/07/05	108,637	108,588
Giro Funding Corp.
3.07% – 3.30%,
07/01/05 – 07/29/05	206,411	206,133
Grampian Funding LLC
3.00% – 3.13%,
07/05/05 – 09/09/05(4)	723,525	720,467
Jupiter Securitization Corp.
3.12% – 3.24%,
07/13/05 – 07/27/05(4)	657,228	656,258
Liberty Street Funding Corp.
3.05%, 07/01/05(4)	108,637	108,637
Lockhart Funding LLC
3.15% – 3.16%,
07/11/05 – 07/12/05(4)	317,956	317,673
Mortgage Interest Networking Trust
3.12% – 3.27%,
07/05/05 – 07/25/05	414,995	414,493
Nordea North America Inc.
2.74%, 07/11/05	108,637	108,555
Park Avenue Receivables Corp.
3.25%, 07/22/05(4)	432,377	431,558
Park Granada LLC
3.08% – 3.09%, 07/01/05(4)	108,724	108,724
Polonius Inc.
3.15%, 07/11/05(4)	152,092	151,959
Ranger Funding Co. LLC
3.07% – 3.13%,
07/06/05 – 07/13/05(4)	706,728	706,266
Santander Central Hispano
2.75%, 07/08/05	271,594	271,449
Scaldis Capital LLC
2.75% – 3.29%,
07/08/05 – 07/29/05(4)	388,681	387,922
Sydney Capital Corp.
3.11% – 3.21%,
07/08/05 – 08/17/05(4)	790,229	788,101
Thames Asset Global Securitization No. 1 Inc.
3.12% – 3.19%,
07/07/05 – 07/15/05(4)	707,445	706,702

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER(3) (Continued)
Three Pillars Funding Corp.
3.30%, 07/28/05	$31,594	$31,516
Tulip Funding Corp.
3.02% – 3.07%, 07/01/05(4)	423,686	423,686
UBS Finance Delaware LLC
3.03%, 07/01/05	325,912	325,912
Windmill Funding Corp.
3.17% – 3.24%, 07/26/05	189,029	188,608
Yorktown Capital LLC
3.15%, 07/13/05	126,282	126,150

		12,367,872

FLOATING RATE NOTES(3) – 5.90%
Allstate Life Global Funding II
3.19% – 3.30%,
06/08/06 – 06/27/06(4)	404,131	404,134
American Express Bank
3.24% – 3.29%,
10/17/05 – 06/29/06	532,323	532,327
American Express Centurion Bank
3.29%, 06/29/06	86,910	86,910
American Express Credit Corp.
3.19% – 3.32%,
08/09/05 – 10/26/05	619,233	619,307
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(4)	141,229	141,229
Bank of Nova Scotia
3.06% – 3.23%,
09/26/05 – 01/03/06	141,229	141,209
Beta Finance Inc.
3.13% – 3.60%,
09/23/05 – 06/09/06(4)	1,116,793	1,116,782
BMW US Capital LLC
3.19%, 07/14/06(4)	217,275	217,275
Canadian Imperial Bank of Commerce
3.14% – 3.26%,
09/13/05 – 12/14/05	738,734	738,665
CC USA Inc.
3.12% – 3.27%,
07/29/05 – 06/26/06(4)	812,608	812,557
Commodore CDO Ltd.
3.47%, 12/12/05(4)	54,319	54,319
Credit Suisse First Boston
3.15%, 05/09/06	217,275	217,275
Danske Bank
3.14% – 3.24%,
08/12/05 – 10/17/05	651,824	651,788
DEPFA Bank PLC
3.42%, 03/15/06	217,275	217,275
Dorada Finance Inc.
3.12% – 3.29%,
07/29/05 – 06/26/06(4)	525,805	525,824
Fairway Finance LLC
3.21%, 10/20/05	86,910	86,909
Fifth Third Bancorp
3.26%, 04/21/06(4)	434,550	434,550
Five Finance Inc.
3.27% – 3.30%,
02/27/06 – 06/26/06(4)	152,092	152,098
General Electric Capital Corp.
3.28%, 07/07/06	97,774	97,879
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	31,212	31,212
Greenwich Capital Holdings Inc.
3.09% – 3.15%,
09/02/05 – 02/10/06	249,866	249,866
Hartford Life Global Funding Trust
3.21%, 07/15/06	217,275	217,275
HBOS Treasury Services PLC
3.15% – 3.51%,
01/10/06 – 04/24/06(4)	651,824	651,825
HSBC Bank USA N.A.
3.57%, 05/04/06	76,046	76,099
K2 USA LLC
3.09% – 3.24%,
07/25/05 – 06/02/06(4)	956,009	956,013
Leafs LLC
3.26%, 01/20/06 – 02/21/06(4)	228,139	228,138
Links Finance LLC
3.19% – 3.58%,
11/16/05 – 03/15/06(4)	847,372	847,497
Lothian Mortgages PLC
3.29%, 01/24/06(4)	325,912	325,912
Marshall & Ilsley Bank
3.36%, 02/20/06	217,275	217,442
Metropolitan Life Global Funding I
3.14%, 07/06/06(4)	325,912	325,912
National City Bank (Ohio)
3.09% – 3.11%,
08/09/05 – 01/06/06	325,912	325,888
Nationwide Building Society
3.16% – 3.51%,
01/13/06 – 07/07/06(4)	803,917	804,026
Norddeutsche Landesbank
3.11%, 07/27/05	217,275	217,269
Northern Rock PLC
3.15% – 3.28%,
10/25/05 – 05/03/06(4)	651,824	651,825
Permanent Financing PLC
3.15% – 3.20%,
09/12/05 – 06/12/06	836,508	836,508
Principal Life Income Funding Trusts
3.21%, 05/10/06	162,956	162,964
Royal Bank of Scotland
3.07% – 3.26%,
04/05/06 – 06/27/06	616,517	616,343

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
FLOATING RATE NOTES(3) (Continued)
Sedna Finance Inc.
3.19%, 01/10/06 – 01/17/06(4)	$119,501	$119,487
Sigma Finance Inc.
3.10% – 3.60%,
08/17/05 – 03/20/06(4)	1,240,639	1,240,673
Skandinav Enskilda Bank NY
3.27%, 07/18/06(4)	217,275	217,275
Societe Generale
3.15% – 3.26%,
03/30/06 – 06/13/06	336,776	336,701
SunTrust Bank
3.17%, 04/28/06	325,912	325,912
Tango Finance Corp.
3.19% – 3.28%,
07/25/05 – 06/21/06(4)	745,253	745,207
Toronto-Dominion Bank
3.81%, 06/20/06	271,594	271,619
UniCredito Italiano SpA
3.34%, 06/14/06	282,457	282,362
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(4)	560,387	560,387
Wells Fargo & Co.
3.19%, 07/14/06(4)	108,637	108,649
WhistleJacket Capital LLC
3.14% – 3.24%,
07/15/05 – 06/22/06(4)	727,871	727,842
White Pine Finance LLC
3.07% – 3.28%,
07/05/05 – 06/20/06(4)	730,043	730,019
Winston Funding Ltd.
3.23%, 07/23/05(4)	155,134	155,134
World Savings Bank
3.13%, 09/09/05	76,046	76,045

		20,887,638

MONEY MARKET FUNDS – 12.68%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22%(1)(3)(5)	869,099	869,099
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20%(1)(5)	43,874,067	43,874,067
BlackRock Temp Cash Money Market Fund 3.04%(3)(5)	31,474	31,474
Short Term Investment Co. – Prime Money Market Portfolio, Institutional Shares 3.13%(3)(5)	76,168	76,168

		44,850,808

REPURCHASE AGREEMENTS(3) – 2.15%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $3,690,667 and effective yields of 3.40% – 3.44%.(6)	3,690,315	3,690,315
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $2,824,842 and effective yields of 3.43% – 3.44%.(6)	2,824,572	2,824,572
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $1,086,477 and an effective yield of 3.40%.(6)	1,086,374	1,086,374

		7,601,261

TIME DEPOSITS(3) – 1.02%
American Express Centurion Bank
3.08%, 07/01/05	162,956	162,956
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	217,275	217,275
BNP Paribas (New York)
2.78% – 3.03%,
07/11/05 – 08/23/05	304,185	304,185
Credit Suisse First Boston
3.16%, 07/13/05	108,637	108,637
Deutsche Bank AG
3.31%, 07/01/05	8,934	8,934
HBOS Treasury Services PLC
3.39%, 12/14/05	130,365	130,365
Key Bank N.A.
3.34%, 07/01/05	651,824	651,824
Natexis Banques
2.98%, 08/18/05	217,275	217,275
Toronto-Dominion Bank
2.66% – 3.18%,
09/14/05 – 11/09/05	391,095	391,085
UBS AG
2.67% – 3.40%,
11/09/05 – 12/15/05	173,820	173,819
UBS Finance Delaware LLC
3.02% – 3.05%,
07/01/05 – 07/05/05	152,092	152,090
US Bank N.A.
3.12%, 07/08/05	217,275	217,275
Washington Mutual Bank
3.15% – 3.28%,
07/28/05 – 08/09/05	651,824	651,824
Wells Fargo Bank N.A.
3.04%, 07/01/05	217,275	217,275

		3,604,819

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES(3) – 0.09%
Federal National Mortgage Association
2.33%, 07/22/05	$325,912	$325,470

		325,470

TOTAL SHORT-TERM INVESTMENTS (Cost: $89,637,868)		89,637,868

TOTAL INVESTMENTS – 116.58%		412,457,748

Other Assets, Less Liabilities – (16.58)%		(58,645,742)

NET ASSETS – 100.00%		$353,812,006

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Shares	Value
COMMON STOCKS – 101.72%
AEROSPACE & DEFENSE – 1.68%
Lockheed Martin Corp.(1)	204,426	$13,261,115
Raytheon Co.	7,504	293,556
Rockwell Collins Inc.(1)	80,173	3,822,649

		17,377,320

AGRICULTURE – 1.74%
Altria Group Inc.	31,785	2,055,218
Bunge Ltd.(1)	54,800	3,474,320
Monsanto Co.(1)	56,611	3,559,134
Reynolds American Inc.(1)	42,923	3,382,332
UST Inc.(1)	121,062	5,527,691

		17,998,695

AIRLINES – 0.07%
Southwest Airlines Co.	51,385	715,793

		715,793

APPAREL – 0.02%
Polo Ralph Lauren Corp.	3,795	163,602

		163,602

AUTO PARTS & EQUIPMENT – 0.28%
American Axle & Manufacturing Holdings Inc.(1)	37,283	942,141
Autoliv Inc.	44,782	1,961,452

		2,903,593

BANKS – 5.44%
Bank of America Corp.	619,942	28,275,555
Fifth Third Bancorp	21,432	883,213
Popular Inc.	2,292	57,735
U.S. Bancorp	232,915	6,801,118
UnionBanCal Corp.	5,121	342,697
Wachovia Corp.	220,321	10,927,922
Wells Fargo & Co.	143,063	8,809,820

		56,098,060

BEVERAGES – 3.01%
Anheuser-Busch Companies Inc.	191,328	8,753,256
Coca-Cola Co. (The)	290,261	12,118,397
Coca-Cola Enterprises Inc.(1)	83,622	1,840,520
Pepsi Bottling Group Inc.(1)	271,555	7,769,189
PepsiAmericas Inc.(1)	23,869	612,479

		31,093,841

BIOTECHNOLOGY – 0.66%
Amgen Inc.(2)	43,519	2,631,159
Celgene Corp.(2)	47,587	1,940,122
Genentech Inc.(2)	27,395	2,199,271

		6,770,552

CHEMICALS – 0.28%
Dow Chemical Co. (The)	6,168	274,661
Huntsman Corp.(2)	10,602	214,903
International Flavors & Fragrances Inc.(1)	46,305	1,677,167
Sigma-Aldrich Corp.(1)	3,068	171,931
Valspar Corp. (The)(1)	10,634	513,516

		2,852,178

COMMERCIAL SERVICES – 2.06%
Accenture Ltd.(1)(2)	289,495	6,562,852
Career Education Corp.(1)(2)	6,772	247,923
Cendant Corp.	502,348	11,237,525
Convergys Corp.(1)(2)	103,641	1,473,775
Deluxe Corp.(1)	3,844	156,066
Manpower Inc.	21,459	853,639
PHH Corp.(2)	10,764	276,850
Rent-A-Center Inc.(2)	20,091	467,919

		21,276,549

COMPUTERS – 2.88%
Apple Computer Inc.(2)	372,777	13,721,921
Computer Sciences Corp.(2)	106,802	4,667,247
Dell Inc.(2)	117,109	4,626,977
International Business Machines Corp.	13,665	1,013,943
Sun Microsystems Inc.(2)	1,010,093	3,767,647
SunGard Data Systems Inc.(2)	27,123	953,916
Synopsys Inc.(1)(2)	59,806	996,966

		29,748,617

COSMETICS & PERSONAL CARE – 1.26%
Gillette Co. (The)	95,725	4,846,557
Kimberly-Clark Corp.	83,283	5,212,683
Procter & Gamble Co.	56,210	2,965,077

		13,024,317

DISTRIBUTION & WHOLESALE – 0.29%
CDW Corp.	4,924	281,111
Grainger (W.W.) Inc.(1)	39,915	2,186,943
Ingram Micro Inc. Class A(2)	34,483	540,004

		3,008,058

DIVERSIFIED FINANCIAL SERVICES – 10.51%
CIT Group Inc.	64,280	2,762,112
Citigroup Inc.	729,529	33,726,126
Countrywide Financial Corp.	69,335	2,677,024
Federal Home Loan Mortgage Corp.	83,079	5,419,243
Federal National Mortgage Association	244,745	14,293,108
Goldman Sachs Group Inc. (The)	57,780	5,894,716
JP Morgan Chase & Co.	454,921	16,067,810
MBNA Corp.	471,654	12,338,469
Merrill Lynch & Co. Inc.	4,075	224,166
Morgan Stanley	287,904	15,106,323

		108,509,097

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares	Value
ELECTRIC – 2.96%
Alliant Energy Corp.	46,169	$1,299,657
Constellation Energy Group Inc.	80,969	4,671,102
Edison International	190,701	7,732,926
Energy East Corp.	7,178	208,018
Entergy Corp.(1)	105,849	7,996,892
FirstEnergy Corp.(1)	139,741	6,722,940
NiSource Inc.	26,713	660,612
NSTAR	14,069	433,747
Pepco Holdings Inc.	5,426	129,898
Progress Energy Inc.	6,974	315,504
Puget Energy Inc.(1)	16,245	379,808

		30,551,104

ELECTRONICS – 0.54%
Agilent Technologies Inc.(1)(2)	196,925	4,533,213
Parker Hannifin Corp.	17,497	1,084,989

		5,618,202

ENTERTAINMENT – 0.13%
Regal Entertainment Group Class A(1)	68,590	1,294,979

		1,294,979

ENVIRONMENTAL CONTROL – 0.02%
Republic Services Inc.	7,012	252,502

		252,502

FOOD – 1.95%
Archer-Daniels-Midland Co.	470,779	10,065,255
Hormel Foods Corp.	8,006	234,816
Pilgrim’s Pride Corp.	22,870	780,553
Smithfield Foods Inc.(2)	44,228	1,206,098
SUPERVALU Inc.	115,916	3,780,021
Tyson Foods Inc. Class A(1)	230,855	4,109,219

		20,175,962

FOREST PRODUCTS & PAPER – 0.80%
Georgia-Pacific Corp.	197,425	6,278,115
Louisiana-Pacific Corp.	80,931	1,989,284

		8,267,399

GAS – 0.17%
Sempra Energy	36,483	1,507,113
UGI Corp.	7,360	205,344

		1,712,457

HAND & MACHINE TOOLS – 0.45%
Black & Decker Corp.(1)	51,311	4,610,293

		4,610,293

HEALTH CARE – PRODUCTS – 5.47%
Alcon Inc.(1)	5,403	590,818
Becton, Dickinson & Co.	201,312	10,562,841
Boston Scientific Corp.(2)	454,366	12,267,882
Guidant Corp.	4,924	331,385
Hillenbrand Industries Inc.	5,716	288,944
Johnson & Johnson(1)	447,154	29,065,010
Medtronic Inc.	63,784	3,303,373

		56,410,253

HEALTH CARE – SERVICES – 1.79%
Coventry Health Care Inc.(2)	66,380	4,696,385
DaVita Inc.(2)	3,020	137,350
Humana Inc.(2)	103,242	4,102,837
Lincare Holdings Inc.(2)	22,289	910,283
UnitedHealth Group Inc.	166,051	8,657,899

		18,504,754

HOME BUILDERS – 0.98%
Centex Corp.	32,667	2,308,577
M.D.C. Holdings Inc.	18,373	1,511,179
NVR Inc.(1)(2)	7,694	6,232,140
Standard-Pacific Corp.	973	85,575

		10,137,471

HOME FURNISHINGS – 0.36%
Harman International Industries Inc.	44,923	3,654,935
Whirlpool Corp.(1)	267	18,719

		3,673,654

HOUSEHOLD PRODUCTS & WARES – 0.84%
American Greetings Corp. Class A(1)	21,770	576,905
Blyth Inc.	1,891	53,043
Clorox Co. (The)	144,100	8,029,252

		8,659,200

INSURANCE – 4.27%
ACE Ltd.	118,044	5,294,273
Allstate Corp. (The)(1)	45,245	2,703,389
Ambac Financial Group Inc.	5,835	407,050
American International Group Inc.	243,352	14,138,751
Axis Capital Holdings Ltd.	55,884	1,581,517
Everest Re Group Ltd.(1)	49,296	4,584,528
Lincoln National Corp.	50,810	2,384,005
Loews Corp.	6,506	504,215
MetLife Inc.	38,250	1,718,955
Nationwide Financial Services Inc.	19,895	754,816
PartnerRe Ltd.	34,742	2,238,080
Radian Group Inc.	8,009	378,185
Reinsurance Group of America Inc.	24,132	1,122,379
RenaissanceRe Holdings Ltd.(1)	42,362	2,085,905
StanCorp Financial Group Inc.	13,443	1,029,465
XL Capital Ltd. Class A(1)	41,929	3,120,356

		44,045,869

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares	Value
INTERNET – 1.10%
Amazon.com Inc.(1)(2)	47,787	$1,580,794
Google Inc. Class A(2)	33,407	9,826,669

		11,407,463

INVESTMENT COMPANIES – 0.07%
American Capital Strategies Ltd.	19,368	699,378

		699,378

IRON & STEEL – 0.26%
Nucor Corp.	25,831	1,178,410
Steel Dynamics Inc.	43,796	1,149,645
United States Steel Corp.(1)	9,753	335,211

		2,663,266

LEISURE TIME – 0.55%
Brunswick Corp.	2,400	103,968
Polaris Industries Inc.(1)	24,878	1,343,412
Royal Caribbean Cruises Ltd.(1)	53,209	2,573,187
Sabre Holdings Corp.(1)	80,622	1,608,409

		5,628,976

LODGING – 0.06%
Choice Hotels International Inc.	9,942	653,189

		653,189

MACHINERY – 0.44%
AGCO Corp.(2)	9,816	187,682
Cummins Inc.(1)	31,317	2,336,561
Graco Inc.	45,620	1,554,273
Rockwell Automation Inc.	8,810	429,135

		4,507,651

MANUFACTURING – 3.90%
General Electric Co.	705,618	24,449,664
Ingersoll-Rand Co. Class A	13,086	933,686
3M Co.	205,927	14,888,522

		40,271,872

MEDIA – 1.94%
Comcast Corp. Class A(2)	353,284	10,845,819
Comcast Corp. Class A Special(2)	15,886	475,786
EchoStar Communications Corp.	11,580	349,137
Gannett Co. Inc.	10,731	763,296
Gemstar-TV Guide International Inc.(2)	21,257	76,313
Media General Inc. Class A(1)	1,440	93,254
Meredith Corp.	16,254	797,421
Tribune Co.(1)	55,705	1,959,702
Viacom Inc. Class B	104,249	3,338,053
Walt Disney Co. (The)(1)	24,494	616,759
Washington Post Co. (The) Class B	873	728,981

		20,044,521

MINING – 1.16%
Phelps Dodge Corp.(1)	129,780	12,004,650

		12,004,650

OIL & GAS – 9.21%
Anadarko Petroleum Corp.	104,639	8,596,094
Chevron Corp.	6,153	344,076
ConocoPhillips	328,150	18,865,343
Devon Energy Corp.	86,334	4,375,407
Exxon Mobil Corp.	431,383	24,791,581
Marathon Oil Corp.	150,984	8,058,016
Occidental Petroleum Corp.(1)	157,205	12,093,781
Patterson-UTI Energy Inc.	110,891	3,086,097
Pogo Producing Co.	52,854	2,744,180
Valero Energy Corp.	152,597	12,071,949

		95,026,524

OIL & GAS SERVICES – 1.05%
Baker Hughes Inc.	211,155	10,802,690

		10,802,690

PACKAGING & CONTAINERS – 0.01%
Pactiv Corp.(2)	6,600	142,428

		142,428

PHARMACEUTICALS – 6.88%
Allergan Inc.(1)	115,317	9,829,621
Barr Pharmaceuticals Inc.(2)	28,081	1,368,668
Cardinal Health Inc.(1)	135,275	7,789,134
Express Scripts Inc.(2)	2,467	123,301
Forest Laboratories Inc.(2)	29,179	1,133,604
Gilead Sciences Inc.(2)	272,495	11,987,055
King Pharmaceuticals Inc.(2)	20,728	215,986
Merck & Co. Inc.(1)	556,569	17,142,325
Pfizer Inc.	470,144	12,966,572
Wyeth	189,678	8,440,671

		70,996,937

REAL ESTATE INVESTMENT TRUSTS – 0.12%
Health Care REIT Inc.	10,216	385,041
Mack-Cali Realty Corp.	8,068	365,480
Trizec Properties Inc.(1)	23,061	474,365

		1,224,886

RETAIL – 6.88%
Aeropostale Inc.(2)	6,428	215,981
American Eagle Outfitters Inc.	49,688	1,522,937
AutoNation Inc.(1)(2)	119,209	2,446,169
Barnes & Noble Inc.(1)(2)	44,245	1,716,706
Best Buy Co. Inc.	11,042	756,929
Brinker International Inc.(2)	26,949	1,079,307
CBRL Group Inc.	39,677	1,541,848
Claire’s Stores Inc.	29,489	709,210
Costco Wholesale Corp.(1)	236,645	10,606,429
GameStop Corp. Class B(2)	14,463	432,444

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
RETAIL (Continued)
Gap Inc. (The)	151,562	$2,993,349
Home Depot Inc.	495,424	19,271,994
May Department Stores Co. (The)	13,253	532,240
Michaels Stores Inc.	18,673	772,502
PETCO Animal Supplies Inc.(2)	15,179	445,048
Staples Inc.	76,083	1,622,090
Wal-Mart Stores Inc.	504,550	24,319,310

		70,984,493

SAVINGS & LOANS – 0.26%
Astoria Financial Corp.	6,081	173,126
Independence Community Bank Corp.	16,104	594,721
Washington Mutual Inc.	48,086	1,956,619

		2,724,466

SEMICONDUCTORS – 2.89%
Broadcom Corp. Class A(1)(2)	58,503	2,077,442
Intel Corp.(1)	999,015	26,034,331
Lam Research Corp.(2)	8,648	250,273
QLogic Corp.(2)	46,248	1,427,676

		29,789,722

SOFTWARE – 5.05%
Adobe Systems Inc.	235,450	6,738,579
Autodesk Inc.	186,573	6,412,514
Dun & Bradstreet Corp.(2)	17,023	1,049,468
Intuit Inc.(1)(2)	72,709	3,279,903
Microsoft Corp.	1,394,514	34,639,728

		52,120,192

TELECOMMUNICATIONS – 7.78%
AT&T Corp.	73,889	1,406,847
CenturyTel Inc.	5,507	190,707
Cisco Systems Inc.(1)(2)	1,185,950	22,663,504
Harris Corp.	11,314	353,110
Motorola Inc.	565,219	10,320,899
Nextel Communications Inc. Class A(2)	58,688	1,896,209
QUALCOMM Inc.	468,032	15,449,736
Scientific-Atlanta Inc.	77,961	2,593,762
Sprint Corp. (FON Group)	226,911	5,693,197
Verizon Communications Inc.(1)	572,582	19,782,708

		80,350,679

TRANSPORTATION – 1.20%
Alexander & Baldwin Inc.	10,118	468,969
Burlington Northern Santa Fe Corp.	103,460	4,870,897
Hunt (J.B.) Transport Services Inc.	85,166	1,643,704
Norfolk Southern Corp.	21,075	652,482
Overseas Shipholding Group Inc.(1)	19,093	1,138,897
Ryder System Inc.(1)	84,538	3,094,091
Teekay Shipping Corp.(1)	12,629	554,413

		12,423,453

TOTAL COMMON STOCKS (Cost: $1,004,015,578)		1,049,921,807

SHORT-TERM INVESTMENTS – 7.61%
COMMERCIAL PAPER(3) – 1.94%
Alpine Securitization Corp.
3.29%, 08/08/05	$105,252	104,886
Amstel Funding Corp.
2.95% – 3.18%,
07/18/05 – 08/19/05(4)	707,171	705,743
Amsterdam Funding Corp.
3.14% – 3.24%,
07/19/05 – 07/26/05(4)	1,613,857	1,610,820
ANZ National Bank Ltd.
2.94%, 08/15/05(4)	175,419	174,758
Barton Capital Corp.
3.15% – 3.29%,
07/14/05 – 07/28/05	667,453	666,327
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	350,839	350,534
Bryant Park Funding LLC
3.10%, 07/06/05(4)	135,473	135,414
Cancara Asset Securitisation LLC
3.15%, 07/13/05(4)	126,323	126,190
Cantabric Finance LLC
3.08% – 3.12%,
07/11/05 – 07/25/05(4)	350,839	350,217
Chariot Funding LLC
3.13% – 3.29%,
07/12/05 – 07/28/05(4)	439,292	438,606
Charta LLC
3.31%, 08/11/05(4)	526,258	524,274
Chesham Finance LLC
3.12% – 3.17%,
07/08/05 – 07/13/05(4)	329,788	329,514
Dexia Delaware LLC
3.04%, 07/01/05	465,212	465,212
Edison Asset Securitization LLC
3.12%, 09/06/05(4)	263,129	261,601
Fairway Finance LLC
3.12% – 3.23%,
07/11/05 – 09/15/05(4)	580,452	578,026
Falcon Asset Securitization Corp.
3.17% – 3.24%,
07/14/05 – 07/21/05(4)	930,589	928,982
Ford Credit Floorplan Motown
3.33%, 08/08/05(4)	70,168	69,921
Gemini Securitization Corp.
3.18% – 3.24%,
07/15/05 – 07/25/05	379,986	379,354
General Electric Capital Corp.
2.74%, 07/07/05	175,419	175,339
Giro Funding Corp.
3.07% – 3.30%,
07/01/05 – 07/29/05	333,297	332,846
Grampian Funding LLC
3.00% – 3.13%,
07/05/05 – 09/09/05(4)	1,168,292	1,163,354

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER(3) (Continued)
Jupiter Securitization Corp.
3.12% – 3.24%,
07/13/05 – 07/27/05(4)	$1,061,241	$1,059,674
Liberty Street Funding Corp.
3.05%, 07/01/05(4)	175,419	175,419
Lockhart Funding LLC
3.15% – 3.16%,
07/11/05 – 07/12/05(4)	513,410	512,954
Mortgage Interest Networking Trust
3.12% – 3.27%,
07/05/05 – 07/25/05	670,102	669,291
Nordea North America Inc.
2.74%, 07/11/05	175,419	175,286
Park Avenue Receivables Corp.
3.25%, 07/22/05(4)	698,169	696,847
Park Granada LLC
3.08% – 3.09%, 07/01/05(4)	175,560	175,559
Polonius Inc.
3.15%, 07/11/05(4)	245,587	245,372
Ranger Funding Co. LLC
3.07% – 3.13%,
07/06/05 – 07/13/05(4)	1,141,169	1,140,422
Santander Central Hispano
2.75%, 07/08/05	438,548	438,314
Scaldis Capital LLC
2.75% – 3.29%,
07/08/05 – 07/29/05(4)	627,612	626,387
Sydney Capital Corp.
3.11% – 3.21%,
07/08/05 – 08/17/05(4)	1,276,000	1,272,565
Thames Asset Global Securitization No. 1 Inc.
3.12% – 3.19%,
07/07/05 – 07/15/05(4)	1,142,327	1,141,129
Three Pillars Funding Corp.
3.30%, 07/28/05	51,015	50,889
Tulip Funding Corp.
3.02% – 3.07%, 07/01/05(4)	684,135	684,135
UBS Finance Delaware LLC
3.03%, 07/01/05	526,258	526,258
Windmill Funding Corp.
3.17% – 3.24%, 07/26/05	305,230	304,549
Yorktown Capital LLC
3.15%, 07/13/05	203,911	203,697

		19,970,665

FLOATING RATE NOTES(3) – 3.27%
Allstate Life Global Funding II
3.19% – 3.30%,
06/08/06 – 06/27/06(4)	652,560	652,564
American Express Bank
3.24% – 3.29%,
10/17/05 – 06/29/06	859,554	859,562
American Express Centurion Bank
3.29%, 06/29/06	140,335	140,336
American Express Credit Corp.
3.19% – 3.32%,
08/09/05 – 10/26/05	999,890	1,000,009
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(4)	228,045	228,045
Bank of Nova Scotia
3.06% – 3.23%,
09/26/05 – 01/03/06	228,045	228,013
Beta Finance Inc.
3.13% – 3.60%,
09/23/05 – 06/09/06(4)	1,803,310	1,803,293
BMW US Capital LLC
3.19%, 07/14/06(4)	350,839	350,839
Canadian Imperial Bank of Commerce
3.14% – 3.26%,
09/13/05 – 12/14/05	1,192,851	1,192,739
CC USA Inc.
3.12% – 3.27%,
07/29/05 – 06/26/06(4)	1,312,136	1,312,053
Commodore CDO Ltd.
3.47%, 12/12/05(4)	87,710	87,710
Credit Suisse First Boston
3.15%, 05/09/06	350,839	350,839
Danske Bank
3.14% – 3.24%,
08/12/05 – 10/17/05	1,052,516	1,052,456
DEPFA Bank PLC
3.42%, 03/15/06	350,839	350,839
Dorada Finance Inc.
3.12% – 3.29%,
07/29/05 – 06/26/06(4)	849,029	849,060
Fairway Finance LLC
3.21%, 10/20/05	140,335	140,333
Fifth Third Bancorp
3.26%, 04/21/06(4)	701,677	701,677
Five Finance Inc.
3.27% – 3.30%,
02/27/06 – 06/26/06(4)	245,587	245,595
General Electric Capital Corp.
3.28%, 07/07/06	157,877	158,048
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	50,399	50,399
Greenwich Capital Holdings Inc.
3.09% – 3.15%,
09/02/05 – 02/10/06	403,464	403,464
Hartford Life Global Funding Trust
3.21%, 07/15/06	350,839	350,839
HBOS Treasury Services PLC
3.15% – 3.51%,
01/10/06 – 04/24/06(4)	1,052,516	1,052,517

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
FLOATING RATE NOTES(3) (Continued)
HSBC Bank USA N.A.
3.57%, 05/04/06	$122,793	$122,878
K2 USA LLC
3.09% – 3.24%,
07/25/05 – 06/02/06(4)	1,543,689	1,543,697
Leafs LLC
3.26%, 01/20/06 – 02/21/06(4)	368,380	368,381
Links Finance LLC
3.19% – 3.58%,
11/16/05 – 03/15/06(4)	1,368,270	1,368,470
Lothian Mortgages PLC
3.29%, 01/24/06(4)	526,258	526,258
Marshall & Ilsley Bank
3.36%, 02/20/06	350,839	351,108
Metropolitan Life Global Funding I
3.14%, 07/06/06(4)	526,258	526,258
National City Bank (Ohio)
3.09% – 3.11%,
08/09/05 – 01/06/06	526,258	526,219
Nationwide Building Society
3.16% – 3.51%,
01/13/06 – 07/07/06(4)	1,298,103	1,298,280
Norddeutsche Landesbank
3.11%, 07/27/05	350,839	350,830
Northern Rock PLC
3.15% – 3.28%,
10/25/05 – 05/03/06(4)	1,052,516	1,052,516
Permanent Financing PLC
3.15% – 3.20%,
09/12/05 – 06/12/06	1,350,728	1,350,728
Principal Life Income Funding Trusts
3.21%, 05/10/06	263,129	263,142
Royal Bank of Scotland
3.07% – 3.26%,
04/05/06 – 06/27/06	995,504	995,224
Sedna Finance Inc.
3.19%, 01/10/06 – 01/17/06(4)	192,961	192,938
Sigma Finance Inc.
3.10% – 3.60%,
08/17/05 – 03/20/06(4)	2,003,288	2,003,341
Skandinav Enskilda Bank NY
3.27%, 07/18/06(4)	350,839	350,839
Societe Generale
3.15% – 3.26%,
03/30/06 – 06/13/06	543,800	543,678
SunTrust Bank
3.17%, 04/28/06	526,258	526,258
Tango Finance Corp.
3.19% – 3.28%,
07/25/05 – 06/21/06(4)	1,203,376	1,203,303
Toronto-Dominion Bank
3.81%, 06/20/06	438,548	438,590
UniCredito Italiano SpA
3.34%, 06/14/06	456,090	455,936

	Shares or Principal
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(4)	$904,870	904,871
Wells Fargo & Co.
3.19%, 07/14/06(4)	175,419	175,439
WhistleJacket Capital LLC
3.14% – 3.24%,
07/15/05 – 06/22/06(4)	1,175,309	1,175,264
White Pine Finance LLC
3.07% – 3.28%,
07/05/05 – 06/20/06(4)	1,178,817	1,178,777
Winston Funding Ltd.
3.23%, 07/23/05(4)	250,499	250,499
World Savings Bank
3.13%, 09/09/05	122,793	122,791

		33,727,742

MONEY MARKET FUNDS – 0.57%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22%(3)(5)(6)	1,403,354	1,403,354
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20%(5)(6)	4,282,808	4,282,808
BlackRock Temp Cash Money Market Fund 3.04%(3)(6)	50,822	50,822
Short Term Investment Co. – Prime Money Market Portfolio, Institutional Shares 3.13%(3)(6)	122,989	122,989

		5,859,973

REPURCHASE AGREEMENTS(3) – 1.19%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $5,959,502 and effective yields of 3.40% – 3.44%(7)	$5,958,835	5,958,835
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $4,561,336 and effective yields of 3.43% – 3.44%(7)	4,560,901	4,560,901
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $1,754,358 and an effective yield of 3.40%(7)	1,754,193	1,754,193

		12,273,929

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
TIME DEPOSITS(3) – 0.56%
American Express Centurion Bank
3.08%, 07/01/05	$263,129	$263,129
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	350,839	350,839
BNP Paribas (New York)
2.78% – 3.03%,
07/11/05 – 08/23/05	491,174	491,175
Credit Suisse First Boston
3.16%, 07/13/05	175,419	175,419
Deutsche Bank AG
3.31%, 07/01/05	14,426	14,426
HBOS Treasury Services PLC
3.39%, 12/14/05	210,503	210,503
Key Bank N.A.
3.34%, 07/01/05	1,052,516	1,052,516
Natexis Banques
2.98%, 08/18/05	350,839	350,839
Toronto-Dominion Bank
2.66% – 3.18%,
09/14/05 – 11/09/05	631,509	631,494
UBS AG
2.67% – 3.40%,
11/09/05 – 12/15/05	280,671	280,669
UBS Finance Delaware LLC
3.02% – 3.05%,
07/01/05 – 07/05/05	245,587	245,583
US Bank N.A.
3.12%, 07/08/05	350,839	350,839
Washington Mutual Bank
3.15% – 3.28%,
07/28/05 – 08/09/05	1,052,516	1,052,516
Wells Fargo Bank N.A.
3.04%, 07/01/05	350,839	350,839

		5,820,786

U.S. GOVERNMENT AGENCY NOTES(3) – 0.05%
Federal National Mortgage Association
2.33%, 07/22/05	526,258	525,544

		525,544

U.S. TREASURY OBLIGATIONS – 0.03%
U.S. Treasury Bill
3.04%, 09/22/05(8)(9)	340,000	337,642

		337,642

TOTAL SHORT-TERM INVESTMENTS (Cost: $78,516,298)		$78,516,281

TOTAL INVESTMENTS IN SECURITIES – 109.33% (Cost: $1,082,531,876)		1,128,438,088

Other Assets, Less Liabilities – (9.33)%		(96,328,453)

NET ASSETS – 100.00%		$1,032,109,635

(1)	All or a portion of this security represents a security on loan. See Note 4.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The rate quoted is the yield to maturity.
(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (09/16/05)	27	$8,069,625	$(42,178)

			$(42,178)

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Principal	Value
CORPORATE BONDS & NOTES – 34.78%

ADVERTISING – 0.13%
Norfolk Southern Corp.
5.59%, 05/17/25	$598,000	$621,519
NTL Cable PLC
8.75%, 04/15/14	500,000	520,625

		1,142,144

AEROSPACE & DEFENSE – 0.06%
Armor Holdings Inc.
8.25%, 08/15/13	500,000	540,625

		540,625

AGRICULTURE – 0.74%
Monsanto Co.
7.38%, 08/15/12	1,500,000	1,755,030
RJ Reynolds Tobacco Holdings Inc.
7.30%, 07/15/15(1)	500,000	500,000
UST Inc.
6.63%, 07/15/12	4,000,000	4,469,836

		6,724,866

AUTO MANUFACTURERS – 0.43%
DaimlerChrysler NA Holding Corp.
4.13%, 03/07/07	2,000,000	1,991,308
4.75%, 01/15/08	1,000,000	1,003,864
4.88%, 06/15/10	950,000	945,632

		3,940,804

BANKS – 2.17%
Allstate Corp. (The)
5.55%, 05/09/35	900,000	931,311
Bank of America Corp.
7.80%, 02/15/10	4,500,000	5,146,767
Cincinnati Financial Corp.
6.13%, 11/01/34	1,400,000	1,537,423
CIT Group Funding Company of Canada
4.65%, 07/01/10(1)	3,750,000	3,771,187
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	3,122,136
Popular North America Inc.
6.13%, 10/15/06	1,750,000	1,783,855
Wachovia Corp.
7.50%, 07/15/06	2,000,000	2,064,162
WellPoint Inc.
5.00%, 12/15/14	1,250,000	1,276,380

		19,633,221

BUILDING MATERIALS – 0.18%
Masco Corp.
5.88%, 07/15/12	1,500,000	1,609,569

		1,609,569

CHEMICALS – 0.06%
Equistar Chemicals Funding
10.63%, 05/01/11	500,000	551,875

		551,875

COMMERCIAL SERVICES – 0.59%
Cendant Corp.
6.25%, 01/15/08	4,000,000	4,172,472
7.38%, 01/15/13	1,000,000	1,144,959

		5,317,431

DISTRIBUTION & WHOLESALE – 0.05%
Wesco Distribution Inc.
9.13%, 06/01/08	433,000	441,660

		441,660

DIVERSIFIED FINANCIAL SERVICES – 9.05%
Alamosa Delaware Inc.
8.50%, 01/31/12	500,000	524,375
Boeing Capital Corp.
6.50%, 02/15/12(2)	1,750,000	1,957,539
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,535,789
CIT Group Inc.
5.75%, 09/25/07	5,000,000	5,156,570
Countrywide Home Loans Inc.
5.50%, 02/01/07	3,000,000	3,058,665
5.63%, 05/15/07	1,500,000	1,536,883
Ford Motor Credit Co.
5.80%, 01/12/09	7,100,000	6,740,002
6.88%, 02/01/06	2,000,000	2,019,990
General Electric Capital Corp.
2.80%, 01/15/07	6,500,000	6,385,944
3.45%, 07/16/07	6,000,000	5,921,562
General Motors Acceptance Corp.
6.13%, 09/15/06	4,500,000	4,503,222
6.75%, 01/15/06	1,000,000	1,007,890
Global Cash Access LLC
8.75%, 03/15/12	500,000	543,750
Goldman Sachs Group Inc.
3.88%, 01/15/09	3,000,000	2,959,815
5.13%, 01/15/15	3,500,000	3,564,925
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,987,158
HSBC Finance Corp.
4.13%, 03/11/08	2,000,000	1,995,410
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	5,500,000	5,480,337
4.80%, 03/13/14	1,000,000	1,010,475
Meridian Funding Co. LLC
3.32%, 10/06/08(1)	2,806,228	2,805,313
Merrill Lynch & Co. Inc.
3.28%, 10/19/07	8,000,000	8,003,016

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES (Continued)
SLM Corp.
5.63%, 04/10/07(2)	$7,500,000	$7,689,375
Technical Olympic USA Inc.
9.00%, 07/01/10	500,000	514,375

		81,902,380

ELECTRIC – 2.19%
AES Corp.
8.75%, 05/15/13(1)	500,000	558,750
Constellation Energy Group Inc.
6.35%, 04/01/07	1,500,000	1,552,188
Exelon Generation Co. LLC
5.35%, 01/15/14	1,500,000	1,555,656
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,585,494
8.63%, 04/15/31	700,000	966,431
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,330,554
TXU Energy Co.
6.13%, 03/15/08	5,750,000	5,973,882
7.00%, 03/15/13	4,750,000	5,297,352

		19,820,307

ELECTRICAL COMPONENTS & EQUIPMENT – 0.06%
Rayovac Corp.
8.50%, 10/01/13	500,000	522,500

		522,500

ENTERTAINMENT – 0.11%
Gaylord Entertainment Co.
8.00%, 11/15/13	500,000	525,625
Pinnacle Entertainment Inc.
8.25%, 03/15/12	500,000	520,000

		1,045,625

FOOD – 0.25%
Delhaize America Inc.
8.13%, 04/15/11	2,000,000	2,243,168

		2,243,168

FOREST PRODUCTS & PAPER – 0.44%
Georgia Pacific Corp.
8.13%, 05/15/11	1,500,000	1,691,250
Weyerhaeuser Co.
6.13%, 03/15/07	2,204,000	2,266,012

		3,957,262

HEALTH CARE – SERVICES – 0.94%
Humana Inc.
7.25%, 08/01/06	1,000,000	1,027,423
UnitedHealth Group Inc.
3.30%, 01/30/08	3,665,000	3,580,100
4.88%, 03/15/15	1,250,000	1,276,544
5.00%, 08/15/14	2,500,000	2,586,780

		8,470,847

HOME BUILDERS – 0.10%
D.R. Horton Inc.
6.88%, 05/01/13	500,000	541,053
Pulte Homes Inc.
6.00%, 02/15/35	400,000	389,180

		930,233

HOUSEHOLD PRODUCTS & WARES 0.58%
Clorox Co. (The)
3.53%, 12/14/07	5,250,000	5,256,951

		5,256,951

INSURANCE – 3.32%
AIG SunAmerica Global Finance IX
5.10%, 01/17/07(1)	5,000,000	5,062,115
Allstate Financial Global Funding
2.50%, 06/20/08(1)	4,970,000	4,746,569
American International Group Inc.
2.88%, 05/15/08	2,500,000	2,402,627
ASIF Global Financing XVII
3.85%, 11/26/07(1)	6,500,000	6,421,597
Berkshire Hathaway Finance Corp.
3.18%, 01/11/08	1,400,000	1,399,822
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,179,124
Markel Corp.
7.35%, 08/15/34	1,000,000	1,121,884
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,700,920

		30,034,658

IRON & STEEL – 0.21%
International Steel Group Inc.
6.50%, 04/15/14	2,000,000	1,920,000

		1,920,000

LODGING – 1.12%
Harrah’s Operating Co. Inc.
5.50%, 07/01/10	1,750,000	1,806,077
7.13%, 06/01/07	3,650,000	3,830,562
Marriott International Inc.
4.63%, 06/15/12	750,000	742,601
7.00%, 01/15/08	3,530,000	3,751,207

		10,130,447

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
MACHINERY – 0.06%
Columbus McKinnon Corp.
10.00%, 08/01/10	$500,000	$542,500

		542,500

MEDIA – 0.84%
Cox Communications Inc.
7.75%, 08/15/06	1,000,000	1,032,602
Dex Media East LLC
12.13%, 11/15/12	325,000	389,188
Time Warner Inc.
7.70%, 05/01/32	3,200,000	4,048,074
Walt Disney Co. (The)
6.38%, 03/01/12	1,500,000	1,658,825
XM Satellite Radio Inc.
8.71%, 05/01/09	500,000	504,375

		7,633,064

MINING – 0.07%
Phelps Dodge Corp.
8.75%, 06/01/11	500,000	604,533

		604,533

OFFICE & BUSINESS EQUIPMENT – 0.06%
Xerox Corp.
9.75%, 01/15/09	500,000	568,125

		568,125

OIL & GAS – 1.57%
Amerada Hess Corp.
7.88%, 10/01/29	1,100,000	1,389,853
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,830,888
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	521,250
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,200,000	1,507,579
Devon Financing Corp. ULC
7.88%, 09/30/31	1,250,000	1,625,878
Diamond Offshore Drilling Inc.
4.88%, 07/01/15(1)	1,750,000	1,749,207
Enterprise Products Operating LP
4.63%, 10/15/09	2,000,000	1,991,060
5.75%, 03/01/35(1)	1,500,000	1,464,431
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,095,000

		14,175,146

PHARMACEUTICALS – 0.20%
Coventry Health Care Inc.
5.88%, 01/15/12	1,000,000	1,017,500
6.13%, 01/15/15	750,000	763,125

		1,780,625

PIPELINES – 0.91%
ANR Pipeline Co.
8.88%, 03/15/10	500,000	548,464
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	4,500,000	4,948,970
7.13%, 03/15/12	1,500,000	1,698,789
Utilicorp United Inc.
7.63%, 11/15/09	500,000	516,250
Williams Companies Inc.
7.13%, 09/01/11	500,000	540,000

		8,252,473

REAL ESTATE INVESTMENT TRUSTS – 1.36%
Duke Realty LP
3.70%, 12/22/06	4,250,000	4,252,720
iStar Financial Inc.
5.13%, 04/01/11	1,500,000	1,494,131
5.15%, 03/01/12	1,000,000	988,341
Simon Property Group LP
6.38%, 11/15/07	5,341,000	5,575,977

		12,311,169

RETAIL – 0.62%
Denny’s Corp./Denny’s Holdings Inc.
10.00%, 10/01/12	500,000	520,000
Tricon Global Restaurants
7.65%, 05/15/08	3,000,000	3,258,744
8.88%, 04/15/11	1,550,000	1,878,014

		5,656,758

TELECOMMUNICATIONS – 4.39%
Ameritech Capital Funding Corp.
6.15%, 01/15/08	1,265,000	1,322,612
CenturyTel Inc.
7.88%, 08/15/12	3,750,000	4,283,490
Corning Inc.
6.05%, 06/15/15	2,000,000	2,002,500
Dobson Communications Corp.
8.88%, 10/01/13	500,000	457,500
Motorola Inc.
4.61%, 11/16/07	5,700,000	5,743,605
Nextel Communications Inc.
5.95%, 03/15/14	2,200,000	2,285,250
Nextel Partners Inc.
8.13%, 07/01/11	500,000	542,500
Sprint Capital Corp.
6.00%, 01/15/07	9,000,000	9,222,714
6.88%, 11/15/28	1,000,000	1,147,882
TELUS Corp.
7.50%, 06/01/07	3,600,000	3,808,444
Verizon New York Inc.
7.38%, 04/01/32	1,000,000	1,174,517
Verizon New York Inc. Class A
6.88%, 04/01/12	7,000,000	7,736,211

		39,727,225

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
TRANSPORTATION – 1.92%
Burlington Northern Santa Fe Corp.
7.88%, 04/15/07	$4,850,000	$5,136,538
CNF Inc.
6.70%, 05/01/34	2,500,000	2,786,493
FedEx Corp.
2.65%, 04/01/07	8,250,000	8,035,038
Norfolk Southern Corp.
7.25%, 02/15/31	652,000	832,664
8.63%, 05/15/10	500,000	587,456

		17,378,189

TOTAL CORPORATE BONDS & NOTES (Cost: $316,051,540)		314,766,380

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.07%

MORTGAGE-BACKED SECURITIES – 4.07%
Bank of America Alternative Loan Trust, Series 2003-5, Class 2A1
5.00%, 07/25/18	4,395,286	4,323,904
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5A1
5.00%, 08/25/19	5,583,007	5,598,712
GE Capital Commercial Mortgage Corp., Series 2003-C2, Class A2
4.17%, 07/10/37	3,200,000	3,194,868
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC3, Class A2
6.04%, 11/15/35	2,100,000	2,201,844
Master Asset Securitization Trust, Series 2003-10, Class 3A1
5.50%, 11/25/33	9,638,842	9,710,651
Master Asset Securitization Trust, Series 2003-5, Class 4A4
5.50%, 06/25/33	3,202,264	3,202,999
MASTR Adjustable Rate Mortgages Trust, Series 2004-11, Class 2A1
3.69%, 11/25/34	739,482	741,029
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A2
4.35%, 02/12/42	3,000,000	3,006,837
Residential Funding Mortgage Securities I, Series 2003-S15, Class A1
4.50%, 08/25/18	2,387,091	2,362,535
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-10, Class A1
4.50%, 09/25/18	2,555,533	2,521,375

		36,864,754

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $36,567,027)		36,864,754

FOREIGN GOVERNMENT BONDS & NOTES (10) – 0.58%
United Mexican States
8.38%, 01/14/11	4,500,000	5,238,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $5,241,718)		5,238,000

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 58.07%

MORTGAGE-BACKED SECURITIES – 43.78%
Federal Home Loan Mortgage Corp.
3.42%, 04/15/28	5,982,202	5,977,702
4.50%, 04/15/20	11,513,000	11,420,966
5.00%, 06/15/24	10,091,107	10,222,472
5.00%, 07/01/34(3)	70,000,000	70,000,000
5.50%, 03/15/25	4,438,271	461,387
5.50%, 07/15/26(3)	10,000,000	10,224,892
5.50%, 05/01/34	99,611	101,068
5.50%, 07/01/34(3)	16,000,000	16,220,000
5.50%, 10/01/34	985,273	999,682
6.00%, 08/01/34	36,172,100	37,114,443
Federal National Mortgage Association
4.50%, 07/01/19(3)	55,000,000	54,742,160
5.00%, 06/15/16	8,989,818	9,120,735
5.00%, 01/01/18	1,999,801	2,024,563
5.00%, 09/01/18	11,789,627	11,930,946
5.00%, 12/01/18	999,900	1,011,886
5.00%, 01/01/19	900,001	910,789
5.00%, 06/01/19	1,999,801	2,023,521
5.00%, 07/25/19	2,000,000	151,487
5.00%, 08/01/19	999,901	1,011,636
5.00%, 09/01/19	999,901	1,011,636
5.00%, 11/01/19	2,000,002	2,023,474
5.00%, 01/01/20	999,900	1,011,736
5.00%, 05/01/20	10,000,006	10,118,378
5.00%, 06/01/20	999,900	1,011,736
5.00%, 07/01/34(3)	10,500,000	10,500,000
5.50%, 09/01/19	6,740,457	6,923,777
5.50%, 10/01/19	5,494,518	5,643,951
5.50%, 04/25/26(3)	13,000,000	13,298,900
5.50%, 07/01/33	27,765,519	28,170,816
5.50%, 01/01/34	9,745,015	9,887,264
5.50%, 03/01/35	1,772,056	1,797,369
6.00%, 05/01/35	23,313,618	23,909,620
6.50%, 09/01/34	14,224,937	14,726,463
Government National Mortgage Association
5.50%, 07/01/34(3)	20,000,000	20,418,760

		396,124,215

U.S. GOVERNMENT AGENCY OBLIGATIONS – 5.35%
Federal Home Loan Mortgage Corp.
4.00%, 01/15/19	3,000,000	2,989,357

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Association
4.50%, 12/25/12	$1,528,000	$1,532,602
5.00%, 05/15/22	29,500,000	29,875,703
5.00%, 01/25/25	13,800,000	14,042,263

		48,439,925

U.S. GOVERNMENT SECURITIES – 8.94%
U.S. Treasury Bonds
5.38%, 02/15/31(2)	34,050,000	40,179,000
6.13%, 08/15/29(2)	7,800,000	9,959,321
U.S. Treasury Notes
1.63%, 02/28/06(4)	100,000	98,816
2.63%, 05/15/08(4)	398,000	386,760
3.13%, 04/15/09(4)	605,000	592,876
4.00%, 02/15/14	29,500,000	29,677,472

		80,894,245

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $522,325,496)		525,458,385

SHORT-TERM INVESTMENTS – 25.98%

COMMERCIAL PAPER(5) – 9.64%
Alpine Securitization Corp.
3.29%, 08/08/05	65,132	64,906
Amstel Funding Corp.
2.95% – 3.18%,
07/18/05 – 08/19/05(1)	437,615	436,731
Amsterdam Funding Corp.
3.14% – 3.24%,
07/19/05 – 07/26/05(1)	998,694	996,814
ANZ National Bank Ltd.
2.94%, 08/15/05(1)	108,554	108,156
Barton Capital Corp.
3.15% – 3.29%,
07/14/05 – 07/28/05	413,036	412,339
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	217,107	216,919
Bryant Park Funding LLC
3.10%, 07/06/05(1)	83,834	83,798
Cancara Asset Securitisation LLC
3.15%, 07/13/05 – 07/14/05(1)	40,078,172	40,032,590
Cantabric Finance LLC
3.08% – 3.12%,
07/11/05 – 07/25/05(1)	217,107	216,722
Chariot Funding LLC
3.13% – 3.29%,
07/12/05 – 07/28/05(1)	271,844	271,421
Charta LLC
3.31%, 08/11/05(1)	325,661	324,433
Chesham Finance LLC
3.12% – 3.17%,
07/08/05 – 07/13/05(1)	204,081	203,912
Dexia Delaware LLC
3.04%, 07/01/05	287,884	287,884
Edison Asset Securitization LLC
3.12%, 09/06/05(1)	162,831	161,885
Fairway Finance LLC
3.12% – 3.23%,
07/11/05 – 09/15/05(1)	359,198	357,697
Falcon Asset Securitization Corp.
3.17% – 3.24%,
07/14/05 – 07/21/05(1)	575,871	574,875
Ford Credit Floorplan Motown
3.33%, 08/08/05(1)	43,421	43,269
Gemini Securitization Corp.
3.18% – 3.24%,
07/15/05 – 07/25/05	235,145	234,754
General Electric Capital Corp.
2.74%, 07/07/05	108,554	108,504
Giro Funding Corp.
3.07% – 3.30%,
07/01/05 – 07/29/05	206,252	205,973
Grampian Funding LLC
3.00% – 3.13%,
07/05/05 – 09/09/05(1)	722,968	719,911
Jupiter Securitization Corp.
3.12% – 3.24%,
07/13/05 – 07/27/05(1)	656,722	655,752
Liberty Street Funding Corp.
3.05%, 07/01/05(1)	108,554	108,554
Lockhart Funding LLC
3.15% – 3.16%,
07/11/05 – 07/12/05(1)	317,711	317,428
Mortgage Interest Networking Trust
3.12% – 3.27%,
07/05/05 – 07/25/05	414,675	414,173
Nordea North America Inc.
2.74%, 07/11/05	108,554	108,471
Park Avenue Receivables Corp.
3.25%, 07/22/05(1)	432,044	431,226
Park Granada LLC
3.08% – 3.09%, 07/01/05(1)	108,641	108,641
Polonius Inc.
3.15%, 07/11/05(1)	151,975	151,842
Ranger Funding Co. LLC
3.07% – 3.13%,
07/06/05 – 07/13/05(1)	706,183	705,721
Santander Central Hispano
2.75%, 07/08/05	271,384	271,239
Scaldis Capital LLC
2.75% – 3.29%,
07/08/05 – 07/29/05(1)	35,388,381	35,347,811
Sydney Capital Corp.
3.11% – 3.21%,
07/08/05 – 08/17/05(1)	789,620	787,494

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
COMMERCIAL PAPER(5) (Continued)
Thames Asset Global Securitization No. 1 Inc.
3.12% – 3.19%,
07/07/05 – 07/15/05(1)	$706,899	$706,157
Three Pillars Funding Corp.
3.30%, 07/28/05	31,570	31,491
Tulip Funding Corp.
3.02% – 3.07%, 07/01/05(1)	423,359	423,359
UBS Finance Delaware LLC
3.03%, 07/01/05	325,661	325,661
Windmill Funding Corp.
3.17% – 3.24%, 07/26/05	188,883	188,462
Yorktown Capital LLC
3.15%, 07/13/05	126,185	126,052

		87,273,027

FLOATING RATE NOTES(5) – 2.31%
Allstate Life Global Funding II
3.19% – 3.30%,
06/08/06 – 06/27/06(1)	403,820	403,822
American Express Bank
3.24% – 3.29%,
10/17/05 – 06/29/06	531,913	531,918
American Express Centurion Bank
3.29%, 06/29/06	86,843	86,843
American Express Credit Corp.
3.19% – 3.32%,
08/09/05 – 10/26/05	618,756	618,831
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(1)	141,120	141,120
Bank of Nova Scotia
3.06% – 3.23%,
09/26/05 – 01/03/06	141,120	141,100
Beta Finance Inc.
3.13% – 3.60%,
09/23/05 – 06/09/06(1)	1,115,932	1,115,921
BMW US Capital LLC
3.19%, 07/14/06(1)	217,107	217,107
Canadian Imperial Bank of Commerce
3.14% – 3.26%,
09/13/05 – 12/14/05	738,165	738,097
CC USA Inc.
3.12% – 3.27%,
07/29/05 – 06/26/06(1)	811,982	811,930
Commodore CDO Ltd.
3.47%, 12/12/05(1)	54,277	54,277
Credit Suisse First Boston
3.15%, 05/09/06	217,107	217,107
Danske Bank
3.14% – 3.24%,
08/12/05 – 10/17/05	651,322	651,285
DEPFA Bank PLC
3.42%, 03/15/06	217,107	217,107
Dorada Finance Inc.
3.12% – 3.29%,
07/29/05 – 06/26/06(1)	525,400	525,420
Fairway Finance LLC
3.21%, 10/20/05	86,843	86,842
Fifth Third Bancorp
3.26%, 04/21/06(1)	434,215	434,215
Five Finance Inc.
3.27% – 3.30%,
02/27/06 – 06/26/06(1)	151,975	151,980
General Electric Capital Corp.
3.28%, 07/07/06	97,698	97,804
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	31,188	31,188
Greenwich Capital Holdings Inc.
3.09% – 3.15%,
09/02/05 – 02/10/06	249,673	249,674
Hartford Life Global Funding Trust
3.21%, 07/15/06	217,107	217,107
HBOS Treasury Services PLC
3.15% – 3.51%,
01/10/06 – 04/24/06(1)	651,322	651,321
HSBC Bank USA N.A.
3.57%, 05/04/06	75,988	76,039
K2 USA LLC
3.09% – 3.24%,
07/25/05 – 06/02/06(1)	955,272	955,277
Leafs LLC
3.26%, 01/20/06 – 02/21/06(1)	227,963	227,963
Links Finance LLC
3.19% – 3.58%,
11/16/05 – 03/15/06(1)	846,719	846,842
Lothian Mortgages PLC
3.29%, 01/24/06(1)	325,661	325,661
Marshall & Ilsley Bank
3.36%, 02/20/06	217,107	217,274
Metropolitan Life Global Funding I
3.14%, 07/06/06(1)	325,661	325,661
National City Bank (Ohio)
3.09% – 3.11%,
08/09/05 – 01/06/06	325,661	325,637
Nationwide Building Society
3.16% – 3.51%,
01/13/06 – 07/07/06(1)	803,297	803,407
Norddeutsche Landesbank
3.11%, 07/27/05	217,107	217,102
Northern Rock PLC
3.15% – 3.28%,
10/25/05 – 05/03/06(1)	651,322	651,322
Permanent Financing PLC
3.15% – 3.20%,
09/12/05 – 06/12/06	835,863	835,864
Principal Life Income Funding Trusts
3.21%, 05/10/06	162,831	162,838

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Shares or Principal	Value
FLOATING RATE NOTES(5) (Continued)
Royal Bank of Scotland
3.07% – 3.26%,
04/05/06 – 06/27/06	$616,042	$615,869
Sedna Finance Inc.
3.19%, 01/10/06 – 01/17/06(1)	119,409	119,395
Sigma Finance Inc.
3.10% – 3.60%,
08/17/05 – 03/20/06(1)	1,239,683	1,239,717
Skandinav Enskilda Bank NY
3.27%, 07/18/06(1)	217,107	217,107
Societe Generale
3.15% – 3.26%,
03/30/06 – 06/13/06	336,516	336,441
SunTrust Bank
3.17%, 04/28/06	325,661	325,661
Tango Finance Corp.
3.19% – 3.28%,
07/25/05 – 06/21/06(1)	744,678	744,632
Toronto-Dominion Bank
3.81%, 06/20/06	271,384	271,410
UniCredito Italiano SpA
3.34%, 06/14/06	282,240	282,144
Wachovia Asset Securitization Inc.
3.30%, 07/25/05(1)	559,956	559,956
Wells Fargo & Co.
3.19%, 07/14/06(1)	108,554	108,566
WhistleJacket Capital LLC
3.14% – 3.24%,
07/15/05 – 06/22/06(1)	727,310	727,282
White Pine Finance LLC
3.07% – 3.28%,
07/05/05 – 06/20/06(1)	729,481	729,456
Winston Funding Ltd.
3.23%, 07/23/05(1)	155,015	155,015
World Savings Bank
3.13%, 09/09/05	75,988	75,986

		20,871,540

MONEY MARKET FUNDS – 12.75%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22%(5)(6)(7)	868,430	868,430
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20%(6)(7)	114,387,882	114,387,882
BlackRock Temp Cash Money Market Fund 3.04%(5)(7)	31,450	31,450
Short Term Investment Co. – Prime Money Market Portfolio, Institutional Shares 3.13%(5)(7)	76,109	76,109

		115,363,871

REPURCHASE AGREEMENTS(5) – 0.84%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $3,687,823 and effective yields of 3.40% - 3.44%.(8)	$3,687,472	3,687,472
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $2,822,665 and effective yields of 3.43% - 3.44%.(8)	2,822,396	2,822,396
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $1,085,639 and an effective yield of 3.40%.(8)	1,085,537	1,085,537

		7,595,405

TIME DEPOSITS – 0.40%
American Express Centurion Bank
3.08%, 07/01/05(5)	162,831	162,831
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05(5)	217,107	217,107
BNP Paribas (New York)
2.78% – 3.03%,
07/11/05 – 08/23/05(5)	303,950	303,950
Credit Suisse First Boston
3.16%, 07/13/05(5)	108,554	108,554
Deutsche Bank AG
3.31%, 07/01/05(5)	8,927	8,927
HBOS Treasury Services PLC
3.39%, 12/14/05(5)	130,264	130,264
Key Bank N.A.
3.34%, 07/01/05(5)	651,322	651,322
Lehman Brothers Inc.
3.21%, 04/01/10(9)	50,000	50,000
Natexis Banques
2.98%, 08/18/05(5)	217,107	217,107
Toronto-Dominion Bank
2.66% – 3.18%,
09/14/05 – 11/09/05(5)	390,793	390,784
UBS AG
2.67% – 3.40%,
11/09/05 – 12/15/05(5)	173,686	173,685
UBS Finance Delaware LLC
3.02% – 3.05%,
07/01/05 – 07/05/05(5)	151,975	151,973
US Bank N.A.
3.12%, 07/08/05(5)	217,107	217,107
Washington Mutual Bank
3.15% – 3.28%,
07/28/05 – 08/09/05(5)	651,322	651,322
Wells Fargo Bank N.A.
3.04%, 07/01/05(5)	217,107	217,107

		3,652,040

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES(5) – 0.04%
Federal National Mortgage Association
2.33%, 07/22/05	$325,661	$325,219

		325,219

TOTAL SHORT-TERM INVESTMENTS (Cost: $235,081,102)		235,081,102

TOTAL INVESTMENTS IN SECURITIES – 123.48% (Cost: $1,115,266,883)		1,117,408,621

SECURITIES SOLD SHORT– (1.70)%
U.S. GOVERNMENT AGENCY OBLIGATIONS – (1.70)%
Federal National Mortgage Association
6.00%, 07/01/35(3)	(15,000,000)	(15,375,000)

		(15,375,000)

TOTAL SECURITIES SOLD SHORT (Proceeds: $15,392,578)		(15,375,000)

Other Assets, Less Liabilities – (21.78)%		(197,134,097)

NET ASSETS – 100.00%		$904,899,524

(1)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	To-be-announced (TBA). See Note 1.
(4)	These U.S. Treasury Notes are held in segregated accounts in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(6)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(9)	This security is held as collateral for open swaps contracts. See Note 1.
(10)	Investments are denominated in U.S. dollars.

As of June 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
U.S. 5-Year Note (09/30/05)	129	$14,046,891	$(9,281)
U.S. 10-Year Note (09/30/05)	443	50,266,656	261,803
U.S. Long Bond (09/30/05)	58	6,887,500	85,300
90-Day Euro (09/19/05)	561	134,850,375	(50,922)
U.S. 2-Year Note (08/26/05)	(44)	(9,138,250)	12,919
90-Day Euro (03/13/06)	(210)	(50,405,250)	219,542

			$519,361

As of June 30, 2005, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Deutsche Bank AG dated 3/10/05 to receive 0.66% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Royal Caribbean Cruises Ltd. 8.75% due 2/2/11. Expiring 3/20/10.	$5,000,000	$(209,345)
Agreement with Deutsche Bank AG dated 4/14/05 to receive 3.40% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 6/20/10.	5,850,000	6,692
Agreement with J.P. Morgan Chase & Co. dated 12/13/04 to receive 1.50% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 8.25% due 4/11/10. Expiring 3/20/10.	3,000,000	(1,012)

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with J.P. Morgan Chase & Co. dated 12/8/04 to receive 1.63% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 7.20% due 12/15/11. Expiring 3/20/10.	$1,000,000	$5,051
Agreement with J.P. Morgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co. 6.95% due 4/25/14. Expiring 3/20/07.	2,000,000	2,690
Agreement with J.P. Morgan Chase & Co. dated 4/14/05 to receive 3.40% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 6/20/10.	2,925,000	3,346
Agreement with J.P. Morgan Chase & Co. dated 7/9/04 to pay 2.25% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 12/20/09.	4,500,000	(90,991)
Agreement with J.P. Morgan Chase & Co. dated 7/9/04 to pay 3.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 12/20/09.	10,250,000	(128,999)
Agreement with J.P. Morgan Chase & Co. dated 9/1/04 to receive 1.185% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.000% due 12/15/10. Expiring 12/20/09.	2,000,000	28,187
Agreement with Lehman Brothers, Inc. dated 4/14/05 to pay 2.10% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 6/20/10.	5,800,000	128,450
Agreement with Lehman Brothers, Inc. dated 7/9/04 to pay 3.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 12/20/09.	10,000,000	(125,853)

		$(381,784)

Swaptions
Agreement with J.P. Morgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest rate swap, receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 6.4625%. Expiring 6/23/09.	18,200,000	$235,840

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2005

LifePath Retirement Master Portfolio

Security Type	Value	% of Net Assets
Domestic Fixed Income	$134,471,930	64.50%
Domestic Equity	55,264,205	26.51
Foreign Equity	18,349,440	8.80
Short-Term and Other Net Assets	403,612	0.19

TOTAL	$208,489,187	100.00%

LifePath 2010 Master Portfolio

Security Type	Value	% of Net Assets
Domestic Fixed Income	$304,107,465	52.53%
Domestic Equity	203,090,655	35.08
Foreign Equity	67,603,480	11.68
Short-Term and Other Net Assets	4,128,946	0.71

TOTAL	$578,930,546	100.00%

LifePath 2020 Master Portfolio

Security Type	Value	% of Net Assets
Domestic Equity	$439,706,352	48.64%
Domestic Fixed Income	316,658,434	35.03
Foreign Equity	145,239,278	16.07
Short-Term and Other Net Assets	2,335,456	0.26

TOTAL	$903,939,520	100.00%

LifePath 2030 Master Portfolio

Security Type	Value	% of Net Assets
Domestic Equity	$319,374,613	58.53%
Domestic Fixed Income	117,422,688	21.52
Foreign Equity	105,962,704	19.42
Short-Term and Other Net Assets	2,862,406	0.53

TOTAL	$545,622,411	100.00%

LifePath 2040 Master Portfolio

Security Type	Value	% of Net Assets
Domestic Equity	$219,902,180	62.15%
Foreign Equity	70,678,668	19.98
Domestic Fixed Income	32,239,032	9.11
Short-Term and Other Net Assets	30,992,126	8.76

TOTAL	$353,812,006	100.00%

Active Stock Master Portfolio

Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$264,911,060	25.67%
Financial	213,301,756	20.67
Communications	111,802,663	10.83
Technology	111,658,531	10.81
Energy	105,829,214	10.25
Consumer Cyclical	99,163,808	9.61
Industrial	85,203,721	8.26
Utilities	32,263,561	3.13
Basic Materials	25,787,493	2.50
Futures Contracts	(42,178)	(0.01)
Short-Term and Other Net Assets	(17,769,994)	(1.72)

TOTAL	$1,032,109,635	100.00%

CoreAlpha Bond Master Portfolio

Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$409,465,177	45.25%
Government	158,095,962	17.47
Financial	143,881,428	15.90
Communications	48,502,433	5.36
Consumer Non-Cyclical	29,793,888	3.30
Energy	22,427,619	2.48
Consumer Cyclical	22,145,527	2.44
Industrial	20,593,383	2.28
Utilities	19,820,307	2.19
Basic Materials	7,033,670	0.78
Technology	568,125	0.06
Futures Contracts	519,361	0.06
Swap Agreements	(145,944)	(0.02)
Securities sold short	(15,375,000)	(1.70)
Short-Term and Other Net Assets	37,573,588	4.15

TOTAL	$904,899,524	100.00%

These tables are not part of the financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$13,090,193	$30,766,942	$158,974,133	$48,550,704	$44,894,702

Affiliated issuers(a)	$29,194,009	$100,681,695	$205,074,598	$145,165,630	$143,842,191

Investments, at value (including securities on loan(b)) (Note 1):
Unaffiliated issuers	$13,090,193	$30,766,942	$158,974,133	$48,550,704	$44,894,702
Affiliated issuers(a)	32,026,844	110,601,536	224,500,736	158,231,394	151,301,316
Affiliated Master Portfolios(a)	177,308,986	469,700,474	685,420,313	388,317,671	216,261,730
Receivables:
Investment securities sold	814,507	3,651,036	6,379,208	6,745,450	29,977,208
Dividends and interest	8,803	28,446	81,099	31,191	33,006
Contributions	200,000	3,600,000	450,000	1,700,000	30,300,000

Total Assets	223,449,333	618,348,434	1,075,805,489	603,576,410	472,767,962

LIABILITIES
Payables:
Investment securities purchased	1,615,019	8,050,647	9,805,622	8,457,217	73,187,842
Collateral for securities loaned (Note 4)	13,343,601	31,362,548	162,051,652	49,490,578	45,763,801
Investment advisory fees (Note 2)	1,526	4,693	8,695	6,204	4,313

Total Liabilities	14,960,146	39,417,888	171,865,969	57,953,999	118,955,956

NET ASSETS	$208,489,187	$578,930,546	$903,939,520	$545,622,411	$353,812,006

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,076,845,714	$1,000,010,571

Affiliated issuers(a)	$5,686,162	$115,256,312

Investments in securities, at value (including securities on loan(c)) (Note 1):
Unaffiliated issuers	$1,122,751,926	$1,002,152,309
Affiliated issuers(a)	5,686,162	115,256,312
Deposits with brokers for securities sold short	—	15,425,078
Receivables:
Investment securities sold	10,136,217	72,121,272
Dividends and interest	1,028,344	8,327,998
Due from broker – variation margin	—	98,296

Total Assets	1,139,602,649	1,213,381,265

LIABILITIES
Payables:
Investment securities purchased	33,214,750	246,718,361
Due to bank	49,647	—
Due to broker – variation margin	34,343	—
Payable for closed swap contracts	—	270,840
Collateral for securities loaned (Note 4)	73,895,832	45,728,532
Collateral for open swap contracts (Note 1)	—	100,002
Securities sold short, at value (Proceeds: $15,392,578) (Note 1)	—	15,375,000
Interest on securities sold short	—	32,925
Investment advisory fees (Note 2)	213,173	182,915
Administration fees (Note 2)	85,269	73,166

Total Liabilities	107,493,014	308,481,741

NET ASSETS	$1,032,109,635	$904,899,524

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Securities on loan with market values of $12,948,067, $30,431,754, $157,511,772, $48,116,063 and $44,452,463, respectively. See Note 4.
(c)	Securities on loan with market values of $72,035,740 and $44,621,646, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
NET INVESTMENT INCOME
Dividends	$494	$10,570	$12,001	$7,001	$12,319
Dividends from affiliated issuers(a)	59,240	182,565	339,239	233,236	145,479
Dividends allocated from Master Portfolios	364,476	1,392,662	3,045,285	2,203,874	1,462,557
Interest from affiliated issuers(a)	16,250	41,586	77,763	50,415	39,515
Interest allocated from Master Portfolios	2,701,130	5,994,248	6,157,755	2,232,490	603,829
Securities lending income(b)	16,980	67,834	151,227	75,120	44,930
Expenses allocated from Master Portfolios	(289,814)	(758,561)	(1,097,749)	(615,429)	(337,466)

Total investment income	2,868,756	6,930,904	8,685,521	4,186,707	1,971,163

EXPENSES (Note 2)
Investment advisory fees	338,112	923,239	1,430,362	847,856	480,907

Total expenses	338,112	923,239	1,430,362	847,856	480,907
Less investment advisory fees waived	(329,590)	(896,769)	(1,381,550)	(814,717)	(458,216)

Net expenses	8,522	26,470	48,812	33,139	22,691

Net investment income	2,860,234	6,904,434	8,636,709	4,153,568	1,948,472

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from sale of investments of affiliated issuers(a)	197,045	729,410	596,875	469,289	(50,517)
Net realized gain allocated from Master Portfolios	1,183,053	4,301,596	9,018,475	6,406,900	4,203,479
Net realized gain on foreign currency transactions	—	19	4	17	—
Net change in unrealized appreciation (depreciation) of investments	(369,746)	(1,433,259)	(2,456,208)	(1,764,723)	(1,005,154)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	(581,496)	(2,381,598)	(5,034,133)	(3,791,493)	(2,453,841)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(360)	(1,067)	(2,965)	(1,142)	(959)

Net realized and unrealized gain	428,496	1,215,101	2,122,048	1,318,848	693,008

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,288,730	$8,119,535	$10,758,757	$5,472,416	$2,641,480

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Includes income earned from issuers of which the Master Portfolios’ investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2005 (Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
NET INVESTMENT INCOME
Dividends(a)	$8,468,852	$—
Interest	5,381	15,848,368
Interest from affiliated issuers(b)	50,179	1,908,138
Securities lending income(c)	26,060	49,882

Total investment income	8,550,472	17,806,388

EXPENSES (Note 2)
Investment advisory fees	1,199,726	1,013,859
Administration fees	479,890	405,544

Total expenses	1,679,616	1,419,403

Net investment income	6,870,856	16,386,985

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on sale of investments	24,220,021	(1,318,338)
Net realized gain (loss) on futures contracts	(68,922)	2,275,368
Net realized loss on swap contracts	—	(194,824)
Net change in unrealized appreciation (depreciation) of investments	(15,219,264)	1,703,284
Net change in unrealized appreciation (depreciation) of futures contracts	(84,931)	447,866
Net change in unrealized appreciation (depreciation) of securities sold short	—	22,876
Net change in unrealized appreciation (depreciation) of swap contracts	—	(1,110,742)

Net realized and unrealized gain	8,846,904	1,825,490

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,717,760	$18,212,475

(a)	Net of foreign withholding tax of $828 and $—, respectively.
(b)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(c)	Includes income earned from issuers of which the Master Portfolios’ investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,860,234	$4,064,479	$6,904,434	$9,521,401
Net realized gain	1,380,098	6,723,311	5,031,025	19,706,190
Net change in unrealized appreciation (depreciation)	(951,602)	1,295,008	(3,815,924)	6,868,671

Net increase in net assets resulting from operations	3,288,730	12,082,798	8,119,535	36,096,262

Interestholder transactions:
Contributions	49,528,280	165,649,858	127,009,847	381,914,274
Withdrawals	(25,201,463)	(98,229,192)	(48,975,481)	(163,689,096)

Net increase in net assets resulting from interestholder transactions	24,326,817	67,420,666	78,034,366	218,225,178

Increase in net assets	27,615,547	79,503,464	86,153,901	254,321,440
NET ASSETS:
Beginning of period	180,873,640	101,370,176	492,776,645	238,455,205

End of period	$208,489,187	$180,873,640	$578,930,546	$492,776,645

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,636,709	$14,874,419	$4,153,568	$7,469,272
Net realized gain	9,615,354	19,502,624	6,876,206	33,016,584
Net change in unrealized appreciation (depreciation)	(7,493,306)	37,235,104	(5,557,358)	5,172,895

Net increase in net assets resulting from operations	10,758,757	71,612,147	5,472,416	45,658,751

Interestholder transactions:
Contributions	220,015,973	537,563,465	144,148,110	341,379,439
Withdrawals	(52,783,632)	(354,707,063)	(36,292,950)	(179,195,644)

Net increase in net assets resulting from interestholder transactions	167,232,341	182,856,402	107,855,160	162,183,795

Increase in net assets	177,991,098	254,468,549	113,327,576	207,842,546
NET ASSETS:
Beginning of period	725,948,422	471,479,873	432,294,835	224,452,289

End of period	$903,939,520	$725,948,422	$545,622,411	$432,294,835

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

			LifePath 2040 Master Portfolio
			For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income			$1,948,472	$4,098,676
Net realized gain			4,152,962	4,988,726
Net change in unrealized appreciation (depreciation)			(3,459,954)	19,707,923

Net increase in net assets resulting from operations			2,641,480	28,795,325

Interestholder transactions:
Contributions			145,183,019	196,012,271
Withdrawals			(28,623,356)	(152,070,048)

Net increase in net assets resulting from interestholder transactions			116,559,663	43,942,223

Increase in net assets			119,201,143	72,737,548
NET ASSETS:
Beginning of period			234,610,863	161,873,315

End of period			$353,812,006	$234,610,863

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the period March 15, 2004(a) to December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the period March 15, 2004(a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,870,856	$10,779,499	$16,386,985	$16,778,720
Net realized gain (loss)	24,151,099	20,580,275	762,206	(3,269,330)
Net change in unrealized appreciation (depreciation)	(15,304,195)	61,168,229	1,063,284	577,649

Net increase in net assets resulting from operations	15,717,760	92,528,003	18,212,475	14,087,039

Interestholder transactions:
Contributions	198,585,000	982,486,302	166,325,000	868,565,757
Withdrawals	(36,000,000)	(221,207,430)	(3,545,000)	(158,745,747)

Net increase in net assets resulting from interestholder transactions	162,585,000	761,278,872	162,780,000	709,820,010

Increase in net assets	178,302,760	853,806,875	180,992,475	723,907,049
NET ASSETS:
Beginning of period	853,806,875	—	723,907,049	—

End of period	$1,032,109,635	$853,806,875	$904,899,524	$723,907,049

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Active Stock and CoreAlpha Bond Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

RESTRUCTURING OF THE LIFEPATH MASTER PORTFOLIOS

As of March 15, 2004, the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”) converted to a fund-of-funds structure. Consequently, as of March 15, 2004, each LifePath Master Portfolio seeks to achieve its investment objective by investing in a combination of stock, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares® family of funds.

SECURITY VALUATION

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

The value of each LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2005, the interests of the Active Stock and CoreAlpha Bond Master Portfolios held by each LifePath Master Portfolio were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	4.15%	14.86%
LifePath 2010	16.04	33.61
LifePath 2020	35.73	34.99
LifePath 2030	26.25	12.98
LifePath 2040	17.83	3.56

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective date of such transactions.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
LifePath Retirement(a)	$42,284,202	$2,832,835	$—	$2,832,835
LifePath 2010(a)	131,448,637	9,919,841	—	9,919,841
LifePath 2020(a)	364,056,080	19,418,789	—	19,418,789
LifePath 2030(a)	193,724,015	13,058,083	—	13,058,083
LifePath 2040(a)	188,749,638	7,446,380	—	7,446,380
Active Stock	1,087,018,922	80,474,039	(39,054,873)	41,419,166
CoreAlpha Bond	1,115,739,875	6,762,610	(5,093,864)	1,668,746

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

FUTURES CONTRACTS

The Active Stock and the CoreAlpha Bond Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity securities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

The Active Stock and CoreAlpha Bond Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Notes, respectively, for initial margin requirements with a total face amount of $340,000 and $1,103,000, respectively.

WHEN ISSUED/TBA TRANSACTIONS

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of June 30, 2005, a portion of the cash collateral for securities on loan for each Master Portfolio was invested in repurchase agreements as disclosed in the Master Portfolios’ Schedules of Investments. For further information, see Note 4, below.

SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap transactions. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction or swap transactions, it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction or swap transactions. In the event the other party to the swap transaction or swap transactions is to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. As of June 30, 2005, the Master Portfolio did not hold any index or interest-rate swap contracts.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

The CoreAlpha Bond Master Portfolio may also enter into credit default swaps to protect against credit risks associated with securities issued by or loans entered into by certain companies (each, as used in this discussion, a “reference entity” in the case of a particular company and an “Obligation” in the case of a loan or security) and to sell protection to a counterparty against credit risks associated with certain reference entities. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated Obligation that is being hedged, in the event the reference entity experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the credit default swap were to be physically settled, the counterparty, as seller of protection, would agree that if a specified credit event occurs, it would take delivery of an Obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for loss in the market value of the designated Obligation if the reference entity suffered a credit event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified credit event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an Obligation specified at the time of the occurrence of the relevant credit event and would pay to the counterparty an amount equal to notional amount of the transaction. Details of credit default swaps held by the Master Portfolio as of June 30, 2005 are included in the Master Portfolio’s Schedule of Investments.

OPTIONS ON SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if the Master Portfolio decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of June 30, 2005 are included in the Master Portfolio’s Schedule of Investments.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. Details of short sales held by the Master Portfolio as of June 30, 2005 are included in the Master Portfolio’s Schedule of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.35% of the average daily net assets of each of the LifePath Master Portfolios and 0.25% of the average daily net assets of each of the Active Stock and CoreAlpha Bond Master Portfolios as compensation for its investment advisory services.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

BGFA has agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds. For the six months ended June 30, 2005, BGFA waived investment advisory fees as follows:

Master Portfolio	Waived Investment Advisory Fees
LifePath Retirement	$329,590
LifePath 2010	896,769
LifePath 2020	1,381,550
LifePath 2030	814,717
LifePath 2040	458,216

MIP has entered into an administration services arrangement with Barclays Global Investors, N.A. (“BGI”) which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, counsel and independent registered accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios. BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Bond Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI may delegate certain of its administration duties to sub-administrators.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

Pursuant to an exemptive order issued by the SEC, BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2005, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
LifePath Retirement	$16,980
LifePath 2010	67,834
LifePath 2020	151,227
LifePath 2030	75,120
LifePath 2040	44,930
Active Stock	26,060
CoreAlpha Bond	49,882

SEI Investment Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2005, BGIS did not receive any brokerage commissions from the Master Portfolios.

Pursuant to Rule 17a-7 under the 1940 Act, the Active Stock Master Portfolio executed cross trades for the six months ended June 30, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Portfolios’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Master Portfolios’ Statements of Operations.

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

The following table provides information about the investment by each Master Portfolio in shares of issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the six months ended June 30, 2005, including income earned from these affiliated issuers and net realized capital gains (losses) from sales of these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
LifePath Retirement
IMMF	1,282	152,066	152,351	997	$996,847	$16,250	$—
iShares MSCI EAFE Index Fund(a)	291	65	6	350	18,349,440	—	13,594
iShares Russell 2000 Index Fund(b)	66	30	96	—	—	20,584	173,451
iShares S&P 500 Index Fund	—	33	33	—	—	—	(21,540)
iShares S&P MidCap 400 Index Fund(b)	64	46	—	110	7,506,435	27,711	—
iShares S&P SmallCap 600 Index Fund(a)	—	104	15	89	4,920,714	10,945	31,540
LifePath 2010
IMMF	3,359	395,848	394,302	4,905	4,904,805	41,586	—
iShares MSCI EAFE Index Fund(a)	1,080	210	—	1,290	67,603,480	—	—
iShares Russell 2000 Index Fund(b)	214	85	299	—	—	63,570	603,503
iShares S&P 500 Index Fund	—	154	154	—	—	967	(10,231)
iShares S&P MidCap 400 Index Fund(b)	198	137	—	335	22,924,279	83,824	—
iShares S&P SmallCap 600 Index Fund(a)	—	326	61	265	14,573,367	34,204	136,138
LifePath 2020
IMMF	4,950	754,191	753,902	5,239	5,239,466	77,763	—
iShares MSCI EAFE Index Fund(a)	2,133	639	—	2,772	145,239,278	—	—
iShares Russell 2000 Index Fund(b)	344	197	541	—	—	112,800	918,896
iShares S&P 500 Index Fund	—	505	505	—	—	12,110	(504,884)
iShares S&P MidCap 400 Index Fund(b)	316	315	—	631	43,192,880	152,624	—
iShares S&P SmallCap 600 Index Fund(a)	—	588	84	504	27,751,593	61,705	182,863

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
LifePath 2030
IMMF	3,255	477,293	477,699	2,849	$2,849,186	$50,415	$—
iShares MSCI EAFE Index Fund(a)	1,518	505	—	2,023	105,962,704	—	—
iShares Russell 2000 Index Fund(b)	222	137	359	—	—	73,731	582,191
iShares S&P 500 Index Fund	—	402	402	—	—	17,566	(243,072)
iShares S&P MidCap 400 Index Fund(b)	206	233	—	439	30,083,693	100,614	—
iShares S&P SmallCap 600 Index Fund(a)	—	394	60	334	18,395,937	41,325	130,170
LifePath 2040
IMMF	1,776	399,492	357,394	43,874	43,874,067	39,515	—
iShares MSCI EAFE Index Fund(a)	876	473	—	1,349	70,678,668	—	—
iShares Russell 2000 Index Fund(b)	134	100	234	—	—	46,738	334,360
iShares S&P 500 Index Fund	—	555	555	—	—	7,411	(478,877)
iShares S&P MidCap 400 Index Fund(b)	124	228	—	352	24,078,297	64,339	—
iShares S&P SmallCap 600 Index Fund(a)	—	257	43	214	11,801,185	26,991	94,000
Active Stock
IMMF	4,370	456,502	456,589	4,283	4,282,808	50,179	—
CoreAlpha Bond
IMMF	92,515	17,114,950	17,093,077	114,388	114,387,882	1,908,138	—

(a)	Shares were adjusted to reflect a 3:1 stock split effective June 9, 2005.
(b)	Shares were adjusted to reflect a 2:1 stock split effective June 9, 2005.

The Master Portfolios invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

Certain officers and trustees of MIP are also officers of BGI. As of June 30, 2005, these officers of BGI collectively owned less than 1% of the Master Portfolios’ outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments and investments in any underlying Master Portfolios) for the Master Portfolios for the six months ended June 30, 2005 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
LifePath Retirement	$—	$—	$38,878,541	$13,883,669
LifePath 2010	—	—	127,236,553	47,931,730
LifePath 2020	—	—	278,407,280	110,544,051
LifePath 2030	—	—	191,680,873	82,842,824
LifePath 2040	—	—	203,012,086	85,717,356
Active Stock	—	—	483,344,044	326,331,587
CoreAlpha Bond	475,744,904	402,641,784	176,207,506	130,361,165

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

4. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2005, the Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of June 30, 2005 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5. FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Period Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004(a)		Year Ended December 31, 2003	Period Ended December 31, 2002(b)		Year Ended February 28, 2002		Year Ended February 28, 2001	Year Ended February 29, 2000
LifePath Retirement
Ratio of expenses to average net assets(c)(d)	0.31%		0.31%		0.35%	0.35%		0.46%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(c)(i)	0.65%		0.60%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)(d)	2.96%		2.46%		2.27%	2.98%		3.73	%(h)	4.40%	4.03%
Ratio of net investment income to average net assets prior to waived fees(c)(i)	2.62%		2.17%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	7%		138	%(g)	29%	56%		116%		58%	55%
Total return	1.62	%(f)	6.85%		12.45%	(1.36	)%(f)	2.68%		6.56%	5.22%
LifePath 2010
Ratio of expenses to average net assets(c)(d)	0.30%		0.30%		0.35%	0.35%		0.46%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(c)(i)	0.64%		0.59%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)(d)	2.62%		2.32%		2.12%	2.49%		3.11	%(h)	3.49%	3.20%
Ratio of net investment income to average net assets prior to waived fees(c)(i)	2.28%		2.03%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	9%		130	%(g)	23%	72%		86%		54%	49%
Total return	1.46	%(f)	7.88%		16.16%	(6.43	)%(f)	(0.70)%		2.13%	8.32%

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio	Period Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004(a)		Year Ended December 31, 2003	Period Ended December 31, 2002(b)		Year Ended February 28, 2002		Year Ended February 28, 2001	Year Ended February 29, 2000
LifePath 2020
Ratio of expenses to average net assets(c)(d)	0.28%		0.29%		0.35%	0.35%		0.44%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(c)(i)	0.62%		0.57%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)(d)	2.12%		2.05%		2.04%	2.14%		2.23	%(h)	2.38%	2.27%
Ratio of net investment income to average net assets prior to waived fees(c)(i)	1.78%		1.77%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	14%		140	%(g)	23%	67%		86%		39%	43%
Total return	1.05	%(f)	9.77%		21.11%	(10.18	)%(f)	(4.99)%		(3.14)%	11.24%
LifePath 2030
Ratio of expenses to average net assets(c)(d)	0.27%		0.28%		0.35%	0.35%		0.46%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(c)(i)	0.60%		0.56%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)(d)	1.71%		1.93%		1.98%	1.81%		1.74	%(h)	1.72%	1.72%
Ratio of net investment income to average net assets prior to waived fees(c)(i)	1.38%		1.65%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	17%		138	%(g)	32%	68%		53%		27%	26%
Total return	0.85	%(f)	11.28%		24.36%	(13.05	)%(f)	(7.82)%		(5.59)%	13.44%
LifePath 2040
Ratio of expenses to average net assets(c)(d)	0.26%		0.28%		0.35%	0.35%		0.49%		0.55%	0.55%
Ratio of expenses to average net assets prior to waived fees(c)(i)	0.60%		0.56%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)(d)	1.42%		1.74%		1.86%	1.57%		1.13	%(h)	0.90%	0.99%
Ratio of net investment income to average net assets prior to waived fees(c)(i)	1.08%		1.46%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	31%		147	%(g)	29%	62%		15%		20%	29%
Total return	0.66	%(f)	11.93%		28.14%	(15.63	)%(f)	(10.48)%		(10.41)%	16.41%
Active Stock
Ratio of expenses to average net assets(c)	0.35%		0.35%		n/a	n/a		n/a		n/a	n/a
Ratio of net investment income to average net assets(c)	1.43%		1.57%		n/a	n/a		n/a		n/a	n/a
Portfolio turnover rate(e)	34%		70%		n/a	n/a		n/a		n/a	n/a
Total return	1.36	%(f)	10.40	%(f)	n/a	n/a		n/a		n/a	n/a

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio	Period Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004(a)		Year Ended December 31, 2003	Period Ended December 31, 2002(b)	Year Ended February 28, 2002	Year Ended February 28, 2001	Year Ended February 29, 2000
CoreAlpha Bond
Ratio of expenses to average net assets(c)	0.35%		0.35%		n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(c)	4.04%		3.08%		n/a	n/a	n/a	n/a	n/a
Portfolio turnover rate(e)	80%		313%		n/a	n/a	n/a	n/a	n/a
Total return	2.17	%(f)	1.30	%(f)	n/a	n/a	n/a	n/a	n/a

(a)	For the period from March 15, 2004 (commencement of operations) to December 31, 2004 for the Active Stock and CoreAlpha Bond Master Portfolios.
(b)	For the ten months ended December 31, 2002. The LifePath Master Portfolios changed their fiscal year-end from February 28 to December 31.
(c)	Annualized for periods of less than one year.
(d)	Ratio includes the LifePath Master Portfolio’s pro rata portion of the expenses of the underlying Master Portfolios and reflects BGFA’s voluntary waiver of investment advisory fees charged to the LifePath Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds, including the underlying Master Portfolios.
(e)	Portfolio turnover rates include in-kind transactions, if any.
(f)	Not annualized.
(g)	Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.
(h)	Effective March 1, 2001, the LifePath Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the LifePath Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been adjusted to reflect this change in policy.
(i)	Ratio includes the LifePath Master Portfolio’s pro rata portion of the expenses of the underlying Master Portfolios.

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

Under Section 15(c) of the 1940 Act, MIP’s Board of Trustees, including a majority of Trustees who are not interested persons of MIP (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Master Portfolio’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 2, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Master Portfolios by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time to the support of those funds and accounts for which they provide investment advisory/management services, including the Master Portfolios. The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board further noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of other registered investment companies with substantially similar investment objectives and strategies for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board also noted that during BGFA’s term as investment adviser, the LifePath Master Portfolios had met their investment objectives consistently over time and that the Active Stock and CoreAlpha Bond Master Portfolios have met their investment objectives since their more recent inception. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Master Portfolios.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Master Portfolio’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five- and 10-year, and “since inception” periods ended December 31, 2004, as applicable, and a comparison of each Master Portfolio’s performance to that of the funds in its Lipper Peer Group for the same periods. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board noted that the LifePath Master Portfolios generally performed in line with the funds in their Lipper Peer Group over relevant periods, while the Active Stock Master Portfolio generally performed better than its Lipper Peer Group over its relatively short-term “since inception” period. The Board also noted that the CoreAlpha Bond Master Portfolio generally underperformed its Lipper Peer Group over its relatively short-term “since inception” period; however, the Board further noted that for a similar period, the CoreAlpha Bond Master Portfolio generally performed in line with its benchmark. The Board also noted that the advisory fees and overall expenses for the LifePath Master Portfolios were the lowest of the advisory fee rates and overall expenses of the funds in their Lipper Peer Group, noting BGFA’s voluntary waiver of certain advisory fee amounts based on the advisory fees and/or administrative fees charged by BGFA and/or BGI to the funds in which the LifePath Master Portfolios invest. The Board noted that the advisory fees for each of the Active Stock and CoreAlpha Bond Master Portfolios were generally lower than the advisory fee rates of the funds in their respective Lipper Peer Groups, and the overall expenses for each of the Active Stock and CoreAlpha Bond Master Portfolios were the lowest of the overall expenses of the funds in their respective Lipper Peer

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

Groups. Based on this review, the Board concluded that the advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Master Portfolios to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Master Portfolios’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Master Portfolios’ profitability analysis. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Master Portfolios’ profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to each Master Portfolio, BGFA generally is providing services at a loss, and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor in its consideration of whether to approve continuance of the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board also received and considered information regarding the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that BGFA had provided the Board with information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Master Portfolios. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Master Portfolios in comparison with the nature and extent of services provided to the other funds/accounts, including, among other factors, the level of complexity in managing the Master Portfolios and the other funds/accounts under differing regulatory requirements and the various client guidelines or other requirements, the nature and extent of the support services provided to the Master Portfolios and their interestholders in comparison with the nature and extent of the services provided to the other funds/accounts and their clients, and in relation to the Master Portfolios’ and the other funds’/accounts’ fee structures and asset levels. The Board noted that the investment advisory fee rates under the LifePath Master Portfolios’ Advisory Contract were lower than the investment management fee rates for the collective funds and within the range of the investment advisory fee rates for other funds registered under the 1940 Act. The Board noted that the investment advisory fee rates under the Advisory Contracts for the CoreAlpha Bond and Active Stock Master Portfolios were the same as or within the ranges of the investment advisory/management fee rates for the funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that any differences between the advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the other funds/accounts for which BGFA or BGI provides investment advisory/management services appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the funds/accounts. Based on this review, the Board determined that the

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (Continued)

investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA, such as the payment of securities lending revenue to BGI, MIP’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Master Portfolios’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services and the associated voluntary waivers by BGFA and/or its affiliates of those fees, if any. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Master Portfolios. The Board further noted that any portfolio transactions on behalf of the Master Portfolios placed through an affiliate of the Master Portfolios or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to continue the Advisory Contracts.

Notes:

Notes:

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS(1) – 99.99%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,166,543 and an effective yield of 3.43%	$100,157,000	$100,157,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $151,559,481 and an effective yield of 3.44%	151,545,000	151,545,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,166,543 and an effective yield of 3.43%	100,157,000	100,157,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,166,543 and an effective yield of 3.43%	100,157,000	100,157,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,166,487 and an effective yield of 3.41%	100,157,000	100,157,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $83,777,958 and an effective yield of 3.42%	83,770,000	83,770,000

TOTAL REPURCHASE AGREEMENTS (Cost: $635,943,000)		635,943,000

TOTAL INVESTMENTS IN SECURITIES – 99.99% (Cost: $635,943,000)		635,943,000

Other Assets, Less Liabilities – 0.01%		62,450

NET ASSETS – 100.00%		$636,005,450

(1)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

11

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 3.94%
HBOS Treasury Services PLC
3.56%, 03/14/06	$50,000,000	$50,000,000
3.79%, 06/19/06	50,000,000	49,995,280
Toronto-Dominion Bank
2.78%, 07/11/05	50,000,000	50,000,068
Washington Mutual Bank
3.28%, 08/08/05	100,000,000	100,000,000
Wells Fargo Bank N.A.
3.04%, 07/01/05	25,000,000	25,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $274,995,348)		274,995,348

COMMERCIAL PAPER – 15.69%
Charta LLC
3.24%, 08/09/05(1)	50,000,000	49,824,500
3.25%, 08/05/05(1)	20,000,000	19,936,806
CRC Funding LLC
3.24%, 07/27/05(1)	50,000,000	49,883,000
Ebury Finance Ltd.
3.24%, 07/18/05(1)	54,440,000	54,356,707
Ford Credit Floorplan Motown
3.26%, 07/21/05(1)	25,000,000	24,954,722
General Electric Capital Corp.
2.93%, 08/15/05	60,000,000	59,780,250
3.12%, 09/06/05	50,000,000	49,709,666
General Electric Capital Services Inc.
2.74%, 07/07/05	50,000,000	49,977,167
Giro Multi-Funding Corp.
3.07%, 07/01/05(1)	75,000,000	75,000,000
Grampian Funding LLC
2.95%, 08/17/05(1)	65,000,000	64,750,084
3.12%, 09/07/05(1)	75,000,000	74,558,000
3.38%, 11/08/05(1)	56,000,000	55,316,489
3.49%, 12/09/05(1)	50,000,000	49,219,597
Mortgage Interest Networking Trust
3.28%, 07/25/05	35,000,000	34,923,467
New Center Asset Trust
3.27%, 08/02/05(1)	50,000,000	49,854,667
Scaldis Capital LLC
3.24%, 07/19/05(1)	57,000,000	56,907,660
3.50%, 12/12/05(1)	25,000,000	24,601,389
Solitaire Funding Ltd.
3.05%, 07/01/05(1)	106,000,000	106,000,000
Three Pillars Funding Corp.
3.06%, 07/01/05(1)	90,000,000	90,000,000
UBS Finance Delaware LLC
3.03%, 07/01/05	50,000,000	50,000,000
WhistleJacket Capital LLC
3.51%, 12/15/05(1)	5,000,000	4,918,587

TOTAL COMMERCIAL PAPER (Cost: $1,094,472,758)		1,094,472,758

MEDIUM-TERM NOTES – 1.22%
Beta Finance Inc.
2.68%, 11/15/05(1)	$50,000,000	$49,996,152
K2 USA LLC
2.43%, 08/01/05(1)	20,000,000	19,999,663
3.57%, 03/16/06(1)	15,000,000	15,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $84,995,815)		84,995,815

TIME DEPOSITS – 6.77%
Chase Bank USA N.A.
3.38%, 07/01/05	72,140,000	72,140,000
Deutsche Bank
3.31%, 07/01/05	150,000,000	150,000,000
Key Bank N.A.
3.34%, 07/01/05	200,000,000	200,000,000
UBS AG
3.05%, 07/01/05	50,000,000	50,000,000

TOTAL TIME DEPOSITS (Cost: $472,140,000)		472,140,000

VARIABLE & FLOATING RATE NOTES – 49.58%
Allstate Life Global Funding II
3.30%, 06/27/06(1)	50,000,000	50,000,000
American Express Bank
3.24%, 10/17/05	10,000,000	10,000,973
American Express Centurion Bank
3.11%, 09/01/05	50,000,000	50,003,176
3.29%, 06/29/06	35,000,000	35,000,000
American Express Credit Corp.
3.36%, 02/28/06	31,000,000	31,015,829
ASIF Global Financing
3.29%, 06/23/06(1)	75,000,000	74,995,270
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(1)	35,000,000	35,000,000
Bank of America Securities
3.52%, 11/18/05	100,000,000	100,000,000
Bear Stearns Companies Inc. (The)
3.31%, 09/16/05	100,000,000	100,000,000
Beta Finance Inc.
3.17%, 05/25/06(1)	15,000,000	14,998,606
3.27%, 04/25/06(1)	30,000,000	29,997,000
CC USA Inc.
3.17%, 05/25/06(1)	25,000,000	24,997,677
3.17%, 06/15/06(1)	55,000,000	54,994,741
3.25%, 08/25/05(1)	15,000,000	14,999,434
3.27%, 03/23/06(1)	25,000,000	25,000,158
Citigroup Global Markets Holdings Inc.
3.16%, 11/04/05	100,000,000	100,000,000

12

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Commodore CDO Ltd. 2003-2A
Class A1MM
3.47%, 12/12/05(1)	$25,000,000	$25,000,000
Credit Suisse First Boston
3.15%, 05/09/06	50,000,000	50,000,000
DEPFA Bank PLC
3.42%, 03/15/06	100,000,000	100,000,000
Dorada Finance Inc.
3.20%, 09/15/05(1)	82,000,000	82,001,323
3.26%, 06/26/06(1)	15,000,000	14,998,618
Five Finance Inc.
3.10%, 05/25/06(1)	22,000,000	21,997,956
3.27%, 06/26/06(1)	14,000,000	13,998,615
Goldman Sachs Group Inc. (The)
3.30%, 07/29/05(1)	50,000,000	50,000,000
Greenwich Capital Holdings Inc.
3.15%, 02/10/06	15,000,000	15,000,000
3.17%, 02/13/06	15,000,000	15,000,000
HBOS Treasury Services PLC
3.51%, 04/24/06(1)	50,000,000	50,000,000
HSBC Bank USA N.A.
3.57%, 05/04/06	15,000,000	15,010,240
K2 USA LLC
3.09%, 06/02/06(1)	35,000,000	34,996,778
3.21%, 02/15/06(1)	25,000,000	25,003,458
3.27%, 05/25/06(1)	100,000,000	99,986,521
Leafs LLC
3.26%, 02/21/06(1)	20,000,000	20,000,000
LEEK Series 14A Class A1
3.27%, 07/21/05(1)	42,028,200	42,028,200
Links Finance LLC
3.21%, 10/17/05(1)	65,000,000	65,001,488
3.21%, 01/20/06(1)	35,000,000	34,995,485
3.22%, 05/18/06(1)	50,000,000	49,991,206
3.27%, 07/26/05(1)	25,000,000	24,999,487
3.33%, 07/29/05(1)	50,000,000	50,000,946
Lothian Mortgages PLC Series 4A
Class A1
3.29%, 01/24/06(1)	75,000,000	75,000,000
Marshall & Ilsley Bank
3.36%, 02/20/06	30,000,000	30,022,987
Metropolitan Life Insurance Funding Agreement
3.23%, 07/18/05(1)(2)	25,000,000	25,000,000
3.26%, 07/25/05(1)(2)	50,000,000	50,000,000
Morgan Stanley
3.13%, 07/03/06	100,000,000	100,000,000
3.34%, 08/15/05	25,000,000	25,004,549
3.35%, 06/27/06	100,000,000	100,021,029
National City Bank
3.06%, 08/02/05	50,000,000	49,998,087
3.09%, 01/06/06	20,000,000	19,996,874
Nationwide Building Society
3.51%, 04/28/06(1)	100,000,000	100,000,000
Northern Rock PLC
3.15%, 05/03/06(1)	70,000,000	70,000,000

Permanent Financing PLC No. 7
Series 1 Class A
3.15%, 03/10/06	$150,000,000	$150,000,000
Permanent Financing PLC No. 8
Series 1 Class A
3.20%, 06/12/06	25,000,000	25,000,000
Royal Bank of Scotland
3.07%, 04/05/06	76,250,000	76,226,417
Sigma Finance Inc.
3.17%, 07/15/05(1)	25,000,000	24,999,710
3.17%, 11/18/05(1)	70,000,000	69,991,923
3.20%, 03/20/06(1)	20,000,000	20,001,107
Skandinav Enskilda Bank NY
3.27%, 07/18/06(1)	50,000,000	50,000,000
Societe Generale
3.15%, 06/13/06	30,000,000	29,994,277
Strips III LLC
3.35%, 07/25/05(1)(2)	30,999,027	30,999,027
Tango Finance Corp.
3.15%, 06/12/06(1)	50,000,000	49,995,286
3.27%, 05/26/06(1)	15,000,000	14,997,972
Travelers Insurance Co.
Funding Agreement
3.29%, 02/03/06(1)(2)	50,000,000	50,000,000
3.35%, 08/19/05(1)(2)	50,000,000	50,000,000
Wachovia Asset Securitization Inc.
Series 2004-HM1A Class A
3.30%, 07/25/05	84,837,695	84,837,695
Wachovia Asset Securitization Inc.
Series 2004-HM2A Class AMM
3.30%, 07/25/05	87,106,594	87,106,594
Westpac Banking Corp.
3.40%, 04/11/06	70,000,000	70,000,000
WhistleJacket Capital LLC
3.14%, 12/08/05(1)	30,000,000	29,998,028
3.18%, 02/15/06(1)	20,000,000	19,996,837
3.24%, 06/22/06(1)	15,000,000	14,998,537
White Pine Finance LLC
3.18%, 03/15/06(1)	46,000,000	45,990,935
3.28%, 12/28/05(1)	67,000,000	66,993,382
Winston Funding Ltd.
3.23%, 07/25/05(1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $3,458,184,438)		3,458,184,438

REPURCHASE AGREEMENTS(3) – 22.67%
Bank of America N.A. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $125,011,910 and an effective yield of 3.43%.	125,000,000	125,000,000
Bank of America Securities Corporate Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $200,019,375 and an effective yield of 3.49%.	200,000,000	200,000,000

13

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Bank of America Securities Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%	$40,000,000	$40,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $290,027,700 and effective yields of 3.43% – 3.44%	290,000,000	290,000,000
Greenwich Capital Markets Inc. Corporate Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,009,688 and an effective yield of 3.49%	100,000,000	100,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,789 and an effective yield of 3.41%	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $300,029,114 and effective yields of 3.49% – 3.50%	300,000,000	300,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $56,392,357 and an effective yield of 3.42%	56,387,000	56,387,000
Merrill Lynch & Co. Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $100,009,799 and effective yields of 3.50% – 3.56%	100,000,000	100,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreements, dated 3/22/05, due 12/27/05, with a maturity value of $150,152,500 and an effective yield of 3.56%	150,000,000	150,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $140,013,139 and effective yields of 3.37% – 3.40%	140,000,000	140,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,581,387,000)		1,581,387,000

TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $6,966,175,359)		6,966,175,359

Other Assets, Less Liabilities – 0.13%		8,780,862

NET ASSETS – 100.00%		$6,974,956,221

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

14

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 5.33%
Calyon Financial
3.56%, 12/19/05	$65,000,000	$65,000,000
HBOS Treasury Services PLC
3.79%, 06/19/06	125,000,000	124,988,200
Toronto-Dominion Bank
2.78%, 07/11/05	80,000,000	80,000,110
Washington Mutual Bank
3.28%, 08/08/05	450,000,000	450,000,000
Wells Fargo Bank N.A.
3.04%, 07/01/05	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $769,988,310)		769,988,310

COMMERCIAL PAPER – 24.04%
Alpine Securitization Corp.
3.29%, 08/08/05(1)	75,000,000	74,739,541
Amsterdam Funding Corp.
3.26%, 07/25/05(1)	44,000,000	43,904,373
Aspen Funding Corp.
3.25%, 07/27/05(1)	50,000,000	49,882,639
CC USA Inc.
2.74%, 07/07/05(1)	34,500,000	34,484,244
Charta LLC
3.24%, 08/08/05(1)	150,000,000	149,487,000
3.24%, 08/09/05(1)	50,000,000	49,824,500
3.25%, 08/04/05(1)	50,000,000	49,846,528
3.25%, 08/05/05(1)	30,000,000	29,905,208
Ebury Finance Ltd.
3.24%, 07/18/05(1)	95,000,000	94,854,650
Edison Asset Securitization LLC
3.12%, 09/06/05(1)	175,000,000	173,983,834
Eureka Securitization PLC
3.24%, 08/09/05(1)	50,000,000	49,824,500
Falcon Asset Securitization Corp.
3.24%, 07/22/05(1)	126,358,000	126,119,183
3.25%, 07/22/05(1)	30,000,000	29,943,125
3.29%, 08/09/05(1)	25,293,000	25,202,852
Ford Credit Floorplan Motown
3.26%, 07/21/05(1)	75,000,000	74,864,167
3.31%, 08/09/05(1)	60,000,000	59,784,850
3.33%, 08/08/05(1)	35,000,000	34,876,975
Gemini Securitization Corp.
3.24%, 07/21/05(1)	57,239,000	57,135,970
3.26%, 07/27/05(1)	30,000,000	29,929,367
General Electric Capital Corp.
2.93%, 08/15/05	125,000,000	124,542,187
3.01%, 07/01/05	40,000,000	40,000,000
3.12%, 09/06/05	75,000,000	74,564,500
General Electric Capital Services Inc.
2.74%, 07/07/05	140,000,000	139,936,068
Giro Multi-Funding Corp.
3.30%, 07/29/05(1)	100,000,000	99,743,333
Grampian Funding LLC
2.95%, 08/17/05(1)	125,000,000	124,519,392
3.38%, 11/08/05(1)	125,000,000	123,474,305
3.49%, 12/09/05(1)	110,000,000	108,283,113
Liberty Street Funding Corp.
3.26%, 07/27/05(1)	45,000,000	44,894,050
Mortgage Interest Networking Trust
3.29%, 08/03/05	50,000,000	49,848,979
New Center Asset Trust
3.05%, 07/01/05(1)	50,000,000	50,000,000
3.27%, 08/02/05(1)	50,000,000	49,854,667
3.27%, 08/03/05(1)	150,000,000	149,550,375
Preferred Receivables Funding Corp.
3.30%, 07/29/05(1)	65,000,000	64,833,167
Scaldis Capital LLC
3.24%, 07/19/05(1)	75,705,000	75,582,358
3.50%, 12/12/05(1)	23,924,000	23,542,545
Societe Generale
3.03%, 07/01/05	101,400,000	101,400,000
Solitaire Funding Ltd.
3.05%, 07/01/05(1)	100,000,000	100,000,000
Three Pillars Funding Corp.
3.06%, 07/01/05(1)	90,000,000	90,000,000
Thunder Bay Funding Inc.
3.24%, 08/01/05(1)	34,363,000	34,267,127
Tulip Funding Corp.
3.25%, 07/26/05(1)	95,324,000	95,108,859
UBS Finance Delaware LLC
3.03%, 07/01/05	409,965,000	409,965,000
WhistleJacket Capital LLC
3.51%, 12/15/05(1)	10,000,000	9,837,175
Windmill Funding Corp.
3.30%, 07/29/05(1)	50,000,000	49,871,667

TOTAL COMMERCIAL PAPER (Cost: $3,472,212,373)		3,472,212,373

MEDIUM-TERM NOTES – 1.73%
Beta Finance Inc.
2.68%, 11/15/05(1)	50,000,000	49,996,152
Dorada Finance Inc.
2.68%, 11/15/05(1)	50,000,000	49,996,152
K2 USA LLC
2.43%, 08/01/05(1)	20,000,000	19,999,663
3.56%, 03/15/06(1)	85,000,000	85,000,000
3.57%, 03/16/06(1)	45,000,000	45,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $249,991,967)		249,991,967

TIME DEPOSITS – 2.40%
Chase Bank USA N.A.
3.38%, 07/01/05	35,620,000	35,620,000

15

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Deutsche Bank
3.31%, 07/01/05	$86,619,000	$86,619,000
Key Bank N.A.
3.34%, 07/01/05	100,000,000	100,000,000
UBS AG
3.05%, 07/01/05	125,000,000	125,000,000

TOTAL TIME DEPOSITS (Cost: $347,239,000)		347,239,000

VARIABLE & FLOATING RATE NOTES – 48.98%
Allstate Life Global Funding II
3.19%, 06/08/06(1)	32,000,000	32,000,820
3.30%, 06/27/06(1)	110,000,000	110,000,000
American Express Bank
3.24%, 10/17/05	20,000,000	20,001,946
3.29%, 06/27/06	75,000,000	75,000,000
American Express Centurion Bank
3.11%, 09/01/05	75,000,000	75,004,930
3.22%, 09/20/05	50,000,000	50,000,000
ASIF Global Financing
3.29%, 06/23/06(1)	75,000,000	74,995,270
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06(1)	75,000,000	75,000,000
Bank of America Securities
3.52%, 11/18/05	200,000,000	200,000,000
Bank of Nova Scotia
3.06%, 01/03/06	35,000,000	34,994,523
Banque Nationale de Paris
3.03%, 10/03/05	50,000,000	49,992,342
Bear Stearns Companies Inc. (The)
3.31%, 09/16/05	100,000,000	100,000,000
3.36%, 09/20/05	100,000,000	100,000,000
Beta Finance Inc.
3.16%, 08/15/05(1)	100,000,000	99,996,273
3.17%, 05/25/06(1)	65,000,000	64,993,960
3.21%, 06/20/06(1)	68,000,000	67,993,405
3.26%, 05/26/06(1)	80,000,000	79,992,789
3.27%, 04/25/06(1)	65,000,000	64,993,500
Canadian Imperial Bank of Commerce
3.15%, 12/14/05	100,000,000	99,984,909
CC USA Inc.
3.17%, 05/25/06(1)	55,000,000	54,994,889
3.17%, 06/15/06(1)	95,000,000	94,990,916
3.19%, 06/26/06(1)	25,000,000	24,997,600
3.21%, 05/22/06(1)	20,000,000	19,998,224
3.25%, 08/25/05(1)	25,000,000	24,999,057
3.26%, 05/26/06(1)	30,000,000	29,997,296
3.27%, 03/23/06(1)	50,000,000	50,000,317
Citigroup Global Markets Holdings Inc.
3.16%, 11/04/05	500,000,000	500,000,000
Credit Suisse First Boston
3.15%, 05/09/06	50,000,000	50,000,000
Danske Bank
3.19%, 08/22/05	100,000,000	99,994,243
3.24%, 08/26/05	50,000,000	49,994,819
DEPFA Bank PLC
3.42%, 03/15/06	50,000,000	50,000,000
Dorada Finance Inc.
3.12%, 07/29/05(1)	50,000,000	49,998,847
3.22%, 08/15/05(1)	75,000,000	75,002,290
3.25%, 06/26/06(1)	75,000,000	74,992,643
3.26%, 06/26/06(1)	35,000,000	34,996,776
GE Commercial Equipment Financing LLC Series 2004-1 Class A1
3.22%, 11/20/05	8,208,680	8,208,680
Goldman Sachs Group Inc. (The)
3.15%, 11/01/05	100,000,000	100,000,000
3.17%, 08/25/05	150,000,000	150,000,000
3.21%, 02/07/06(1)(2)	100,000,000	100,000,000
3.30%, 07/29/05(1)	50,000,000	50,000,000
3.36%, 07/25/05	100,000,000	100,000,000
Greenwich Capital Holdings Inc.
3.15%, 02/10/06	35,000,000	35,000,000
3.17%, 02/13/06	35,000,000	35,000,000
Hartford Life Global Funding Trust
3.21%, 07/15/06(1)	100,000,000	100,000,000
HBOS Treasury Services PLC
3.15%, 01/10/06	100,000,000	100,000,000
HSBC Bank USA N.A.
3.57%, 05/04/06	20,000,000	20,013,653
K2 USA LLC
3.11%, 07/25/05(1)	50,000,000	49,999,340
3.15%, 09/12/05(1)	80,000,000	79,995,999
3.17%, 11/14/05(1)	60,000,000	59,996,638
3.21%, 01/19/06(1)	90,000,000	89,985,057
3.21%, 02/15/06(1)	25,000,000	25,003,458
3.27%, 05/25/06(1)	50,000,000	49,993,260
3.29%, 01/20/06(1)	70,000,000	70,023,455
Leafs LLC
3.26%, 01/20/06(1)	75,000,000	75,000,000
Links Finance LLC
3.19%, 11/16/05(1)	100,000,000	99,992,268
3.21%, 10/17/05(1)	17,000,000	17,000,749
3.21%, 01/20/06(1)	65,000,000	64,991,613
3.22%, 05/18/06(1)	50,000,000	49,991,206
3.27%, 07/26/05(1)	50,000,000	49,998,975
3.33%, 07/29/05(1)	50,000,000	50,000,946
Marshall & Ilsley Bank
3.36%, 02/20/06	50,000,000	50,038,312
Metropolitan Life Global Funding I
3.14%, 07/06/06(1)	100,000,000	100,000,000
Morgan Stanley
3.13%, 07/03/06	100,000,000	100,000,000
3.34%, 08/15/05	75,000,000	75,013,646
National City Bank
3.06%, 08/02/05	50,000,000	49,998,087
3.09%, 01/06/06	35,000,000	34,994,530
3.27%, 12/29/05	50,000,000	49,993,949

16

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Nationwide Building Society
3.16%, 07/07/06(1)	$100,000,000	$100,000,000
3.20%, 07/22/05(1)	25,000,000	25,001,134
3.26%, 01/13/06(1)	100,000,000	100,037,907
3.51%, 04/28/06(1)	50,000,000	50,000,000
Permanent Financing PLC No. 6 Class A1
3.16%, 09/12/05	75,000,000	75,000,000
Permanent Financing PLC No. 8 Series 1 Class A
3.20%, 06/12/06	50,000,000	50,000,000
Royal Bank of Scotland
3.07%, 08/08/05	50,000,000	49,997,412
3.07%, 04/05/06	100,000,000	99,970,774
3.25%, 09/29/05	89,000,000	88,988,172
3.26%, 06/27/06	50,000,000	49,992,617
Sedna Finance Inc.
3.19%, 01/10/06(1)	20,000,000	19,997,343
3.19%, 01/17/06(1)	35,000,000	34,996,154
Sigma Finance Inc.
3.11%, 08/05/05(1)	50,000,000	49,998,460
3.16%, 10/07/05(1)	30,000,000	29,997,674
3.17%, 07/15/05(1)	25,000,000	24,999,710
3.17%, 11/18/05(1)	75,000,000	74,991,345
3.20%, 03/20/06(1)	35,000,000	35,001,937
3.21%, 09/15/05(1)	50,000,000	50,001,040
3.23%, 12/28/05(1)	150,000,000	149,978,117
Societe Generale
3.15%, 06/13/06	55,000,000	54,989,508
Tango Finance Corp.
3.15%, 06/12/06(1)	100,000,000	99,990,573
3.19%, 11/15/05(1)	50,000,000	49,998,082
3.23%, 06/21/06(1)	60,000,000	59,991,247
3.27%, 05/26/06(1)	30,000,000	29,995,943
US Bank N.A.
3.15%, 09/15/05	100,000,000	99,994,848
3.29%, 09/30/05	100,000,000	99,997,505
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
3.30%, 07/25/05	42,044,756	42,044,756
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
3.30%, 07/25/05	131,782,167	131,782,167
WhistleJacket Capital LLC
3.18%, 02/15/06(1)	30,000,000	29,995,256
3.19%, 12/15/05(1)	40,000,000	39,997,255
3.20%, 01/17/06(1)	40,000,000	39,999,762
White Pine Finance LLC
3.08%, 12/01/05(1)	50,000,000	49,994,774
3.19%, 01/13/06(1)	90,000,000	89,994,808
3.19%, 11/15/05(1)	72,000,000	71,996,656
3.22%, 05/22/06(1)	50,000,000	49,992,349
3.26%, 06/20/06(1)	25,000,000	25,006,818

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $7,074,848,508)		7,074,848,508

REPURCHASE AGREEMENTS(3) – 17.41%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $100,009,444 and an effective yield of 3.40%	100,000,000	100,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $350,033,347 and an effective yield of 3.43%	350,000,000	350,000,000
Bank of America Securities Corporate Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $475,046,016 and an effective yield of 3.49%	475,000,000	475,000,000
Bank of America Securities Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%	40,000,000	40,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,811 and an effective yield of 3.43%	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $290,027,700 and effective yields of 3.43% – 3.44%	290,000,000	290,000,000
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,789 and an effective yield of 3.41%	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $500,048,559 and effective yields of 3.49% – 3.50%	500,000,000	500,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,800 and an effective yield of 3.42%	40,000,000	40,000,000

17

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Security	Face Amount	Value
Merrill Lynch & Co. Inc. Corporate Tri-Party Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $250,024,538 and effective yields of 3.50% – 3.56%.	$250,000,000	$250,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, dated 3/22/05, due 12/27/05, with a maturity value of $350,034,781 and an effective yield of 3.58%.	350,000,000	350,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $40,003,778 and an effective yield of 3.40%.	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $2,515,000,000)		2,515,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.89% (Cost: $14,429,280,158)		14,429,280,158

Other Assets, Less Liabilities – 0.11%		16,029,849

NET ASSETS – 100.00%		$14,445,310,007

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

18

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Face Amount	Value
REPURCHASE AGREEMENTS(1) – 99.99%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $81,474 and an effective yield of 2.70%.	$81,468	$81,468
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $81,475 and an effective yield of 2.90%.	81,468	81,468
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $81,474 and an effective yield of 2.80%.	81,468	81,468
JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $81,475 and an effective yield of 3.31%.	81,468	81,468
Lehman Brothers Tri-Party Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $81,475 and an effective yield of 2.90%.	81,468	81,468

TOTAL REPURCHASE AGREEMENTS (Cost: $407,340)		407,340

TOTAL INVESTMENTS IN SECURITIES – 99.99% (Cost: $407,340)		407,340

Other Assets, Less Liabilities – 0.01%		35

NET ASSETS – 100.00%		$407,375

(1)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

19

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2005

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$635,943,000	99.99%
Other Net Assets	62,450	0.01

TOTAL	$636,005,450	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$3,458,184,438	49.58%
Repurchase Agreements	1,581,387,000	22.67
Commercial Paper	1,094,472,758	15.69
Time Deposits	472,140,000	6.77
Certificates of Deposit	274,995,348	3.94
Medium-Term Notes	84,995,815	1.22
Other Net Assets	8,780,862	0.13

TOTAL	$6,974,956,221	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$7,074,848,508	48.98%
Commercial Paper	3,472,212,373	24.04
Repurchase Agreements	2,515,000,000	17.41
Certificates of Deposit	769,988,310	5.33
Time Deposits	347,239,000	2.40
Medium-Term Notes	249,991,967	1.73
Other Net Assets	16,029,849	0.11

TOTAL	$14,445,310,007	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$407,340	99.99%
Other Net Assets	35	0.01

TOTAL	$407,375	100.00%

These tables are not part of the financial statements.

20

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities, at amortized cost which approximates value (Note 1)	$—	$5,384,788,359	$11,914,280,158	$—
Repurchase agreements, at value and cost (Note 1)	635,943,000	1,581,387,000	2,515,000,000	407,340
Cash	1,895	393	323	—
Receivables:
Interest	60,555	9,074,982	17,031,397	35

Total Assets	636,005,450	6,975,250,734	14,446,311,878	407,375

LIABILITIES
Payables:
Investment advisory fees (Note 2)	—	294,513	1,001,871	—

Total Liabilities	—	294,513	1,001,871	—

NET ASSETS	$636,005,450	$6,974,956,221	$14,445,310,007	$407,375

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest	$15,945,913	$93,618,275	$187,524,263	$5,301

Total investment income	15,945,913	93,618,275	187,524,263	5,301

EXPENSES (Note 2)
Investment advisory fees	555,445	3,368,502	6,710,794	200

Total expenses	555,445	3,368,502	6,710,794	200
Less investment advisory fees waived	(555,445)	(2,559,229)	(2,690,241)	(200)

Net expenses	—	809,273	4,020,553	—

Net investment income	15,945,913	92,809,002	183,503,710	5,301

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,945,913	$92,809,002	$183,503,710	$5,301

The accompanying notes are an integral part of these financial statements.

21

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the period September 1, 2004(a) to December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$15,945,913	$2,579,922	$92,809,002	$75,589,172
Net realized loss	—	—	—	(3,023)

Net increase in net assets resulting from operations	15,945,913	2,579,922	92,809,002	75,586,149

Interestholder transactions:
Contributions	3,571,470,563	448,400,000	32,604,415,242	27,939,964,264
Withdrawals	(3,400,633,506)	(1,757,442)	(31,253,093,847)	(27,213,733,782)

Net increase in net assets resulting from interestholder transactions	170,837,057	446,642,558	1,351,321,395	726,230,482

Increase in net assets	186,782,970	449,222,480	1,444,130,397	801,816,631
NET ASSETS:
Beginning of period	449,222,480	—	5,530,825,824	4,729,009,193

End of period	$636,005,450	$449,222,480	$6,974,956,221	$5,530,825,824

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the period September 1, 2004(a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$183,503,710	$89,577,595	$5,301	$2,435
Net realized gain	—	58,161	—	—

Net increase in net assets resulting from operations	183,503,710	89,635,756	5,301	2,435

Interestholder transactions:
Contributions	38,106,431,407	29,953,898,444	—	400,000
Withdrawals	(36,338,785,538)	(21,667,004,697)	(281)	(80)

Net increase (decrease) in net assets resulting from interestholder transactions	1,767,645,869	8,286,893,747	(281)	399,920

Increase in net assets	1,951,149,579	8,376,529,503	5,020	402,355
NET ASSETS:
Beginning of period	12,494,160,428	4,117,630,925	402,355	—

End of period	$14,445,310,007	$12,494,160,428	$407,375	$402,355

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

22

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”). The Government Money Market and Treasury Money Market Master Portfolios commenced operations on September 1, 2004.

Under the MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gain (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other

23

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2005, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial statement purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolios as of June 30, 2005 were fully collateralized by U.S. Government and Agency obligations and long-term debt securities as follows:

Master Portfolio	Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Government Money Market	Banc of America Securities LLC Tri-Party	6.00%	04/01/35	$102,160,141
	Bank of America N.A Tri-Party	5.00 - 5.50	06/01/33 - 05/01/35	154,576,514
	Credit Suisse First Boston Inc. Tri-Party	2.65 - 5.80	07/01/31 - 04/01/35	102,163,281
	Goldman Sachs Group Inc. Tri-Party	6.00	04/01/35	102,160,141
	JP Morgan Chase & Co. Tri-Party	3.89 - 5.29	04/01/23 - 05/01/35	102,160,888
	Lehman Brothers Tri-Party	3.49 - 7.53	02/01/12 - 06/01/44	85,442,493
Money Market	Bank of America N.A. Tri-Party	5.50	06/01/33	127,500,000
	Bank of America Securities Corporate Tri-Party	4.65 - 8.38	05/01/07 - 10/15/99	204,000,001
	Bank of America Securities Tri-Party	5.00	08/01/34	40,800,001
	Credit Suisse First Boston Inc. Tri-Party	3.70 - 5.44	12/01/31 - 11/01/43	40,801,035
	Goldman Sachs Group Inc. Tri-Party	4.69 - 5.00	05/01/34 - 06/01/35	295,800,000
	Greenwich Capital Markets Inc. Corporate Tri-Party	2.52 - 5.41	02/25/33 - 01/25/45	105,002,316
	JP Morgan Chase & Co. Tri-Party	3.80 - 5.34	05/01/22 - 07/01/35	40,801,196
	Lehman Brothers Holdings Inc. Corporate Tri-Party	1.01 - 8.90	02/25/06 - 04/25/25	314,941,418
	Lehman Brothers Inc. Tri-Party	3.14 - 6.31	08/01/16 - 10/01/44	57,511,680
	Merrill Lynch & Co. Inc. Corporate Tri-Party	3.50 - 8.88	02/15/08 - 05/01/17	103,009,259
	Merrill Lynch & Co. Inc. Tri-Party	1.80 - 6.50	07/01/05 - 05/25/34	142,804,232
	Merrill Lynch & Co. Inc. Tri-Party	4.75 - 10.13	11/15/05 - 04/15/22	154,500,602

24

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Master Portfolio	Repurchase Agreement	Interest Rate(s)	Maturity Date(s)	Aggregate Market Value
Prime Money Market	Banc of America Securities LLC Tri-Party	5.00%	04/01/35	$102,000,001
	Bank of America N.A. Tri-Party	5.50	06/01/33	357,000,000
	Bank of America Securities Corporate Tri-Party	2.34 - 9.88	07/08/05 - 12/15/38	484,500,000
	Bank of America Securities Tri-Party	5.00	03/01/35	40,800,001
	Credit Suisse First Boston Inc. Tri-Party	4.61 - 5.43	09/01/32 - 05/01/35	40,800,731
	Goldman Sachs Group Inc. Tri-Party	4.50 - 4.74	12/01/18 - 01/01/35	295,800,000
	JP Morgan Chase & Co. Tri-Party	3.47 - 5.33	01/01/15 - 08/01/44	40,800,295
	Lehman Brothers Holdings Inc. Corporate Tri-Party	1.41 - 9.53	11/15/05 - 07/15/24	524,953,413
	Lehman Brothers Inc. Tri-Party	3.36 - 8.50	02/01/16 - 08/01/36	40,797,233
	Merrill Lynch & Co. Inc. Corporate Tri-Party	3.14 - 10.13	07/01/05 - 07/15/23	260,123,239
	Merrill Lynch & Co. Inc. Tri-Party	4.00 - 6.50	07/25/16 - 01/25/31	40,801,274
	Merrill Lynch & Co. Inc. Tri-Party	4.00 - 11.38	08/15/05 - 05/15/25	360,502,260
Treasury Money Market	Banc of America Securities LLC Tri-Party	7.25	05/15/18	83,515
	Credit Suisse First Boston Inc. Tri-Party	3.00	11/15/07	84,054
	Goldman Sachs Group Inc. Tri-Party	4.75	05/15/14	84,027
	JP Morgan Chase & Co. Tri-Party	6.38 - 8.88	08/15/17 - 08/15/27	87,164
	Lehman Brothers Tri-Party	3.00	11/15/07	84,054

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the six months ended June 30, 2005, BGFA waived investment advisory fees of $555,445, $2,559,229, $2,690,241 and $200 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially

25

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI. As of June 30, 2005, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 2005 (Unaudited)		Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Government Money Market
Ratio of expenses to average net assets(a)	0.00%		0.00	%(c)	n/a		n/a	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%		0.10	%(c)	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	2.87%		1.93	%(c)	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	2.77%		1.83	%(c)	n/a		n/a	n/a	n/a
Total return	1.37	%(b)	0.64	%(b)(c)	n/a		n/a	n/a	n/a
Money Market
Ratio of expenses to average net assets(a)	0.02%		0.05%		0.10%		0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees(a)	0.10%		0.10%		n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	2.76%		1.40%		1.15%		1.80%	3.66%	6.43%
Ratio of net investment income to average net assets prior to waived fees(a)	2.68%		1.35%		n/a		n/a	n/a	n/a
Total return	1.36	%(b)	1.39%		1.16%		1.84%	4.23%	6.52%
Prime Money Market
Ratio of expenses to average net assets(a)	0.06%		0.03%		0.03	%(d)	n/a	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%		0.10%		0.10	%(d)	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	2.73%		1.52%		1.12	%(d)	n/a	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	2.69%		1.45%		1.05	%(d)	n/a	n/a	n/a
Total return	1.36	%(b)	1.40%		0.80	%(b)(d)	n/a	n/a	n/a
Treasury Money Market
Ratio of expenses to average net assets(a)	0.00%		0.00	%(c)	n/a		n/a	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%		0.10	%(c)	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	2.64%		1.82	%(c)	n/a		n/a	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	2.54%		1.72	%(c)	n/a		n/a	n/a	n/a
Total return	1.32	%(b)	0.61	%(b)(c)	n/a		n/a	n/a	n/a

(a)	Annualized for periods of less than one year.
(b)	Not annualized.
(c)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

26

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

Under Section 15(c) of the 1940 Act, MIP’s Board of Trustees, including a majority of Trustees who are not interested persons of MIP (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Master Portfolio’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 2, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Money Market and Prime Money Market Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Master Portfolios by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time to the support of those funds and accounts for which they provide investment advisory/management services, including the Master Portfolios. The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board further noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also noted that during BGFA’s term as investment adviser, the Money Market Master Portfolio has met its investment objective consistently over time and that the Prime Money Market Master Portfolio has met its investment objective since its more recent inception. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Master Portfolios.

MASTER PORTFOLIOS’ EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIOS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Master Portfolio’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five-, and 10-year, and “since inception” periods ended December 31, 2004, as applicable, and a comparison of each Master Portfolio’s performance to that of the funds in its Lipper Peer Group for the same periods. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board noted that the Master Portfolios generally outperformed the funds in their Lipper Peer Groups over relevant periods. The Board noted that the advisory fees and overall expenses for the Prime Money Market Master Portfolio were the lowest of the advisory fee rates and overall expenses of the funds in its Lipper Peer Group, noting BGFA’s voluntary waiver of certain advisory fee amounts for the Prime Money Market Master Portfolio. The Board also noted that the advisory fees for the Money Market Master Portfolio were generally lower than the advisory fee rates of the funds in its Lipper Peer Group, and the overall expenses for the Money Market Master Portfolio were the lowest of the overall expenses of the funds in its Lipper Peer Group, noting BGFA’s voluntary waiver of certain advisory fee amounts for the Money Market Master Portfolio. Based on this review, the Board concluded that the advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

27

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED) (CONTINUED)

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIOS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Master Portfolios to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Master Portfolios’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Master Portfolios’ profitability analysis. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Master Portfolios’ profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to each Master Portfolio, BGFA generally is providing services at a loss, and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor in its consideration of whether to approve continuance of the Advisory Contracts.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board also received and considered information regarding the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds with substantially similar investment objectives and strategies for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act and collective funds. BGFA and its affiliates do not provide investment management services to separate accounts with substantially similar investment objectives and strategies. The Board noted that BGFA had provided the Board with information regarding how the level of services provided to the other funds registered under the 1940 Act and collective funds differed from the level of services provided to the Master Portfolios. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Master Portfolios in comparison with the nature and extent of services provided to the other funds, including, among other factors, the level of complexity in managing the Master Portfolios and the other funds under differing regulatory requirements and the various client guidelines or other requirements, the nature and extent of the support services provided to the Master Portfolios and their interestholders in comparison with the nature and extent of the services provided to the other funds and their clients, and in relation to the Master Portfolios’ and the other funds’ fee structures and asset levels. The Board noted that the investment advisory fee rates under the Master Portfolios’ Advisory Contracts were similar to the investment advisory fee rates for other funds registered under the 1940 Act and were within the range of the investment management fee rates for the collective funds. The Board noted that any differences between the advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the other funds for which BGFA or BGI provides investment advisory/management services appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

28

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED) (CONTINUED)

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA, such as the payment of securities lending revenue to BGI, MIP’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Master Portfolios’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services and the associated voluntary waivers by BGFA and/or its affiliates of those fees, if any. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Master Portfolios. The Board further noted that any portfolio transactions on behalf of the Master Portfolios placed through an affiliate of the Master Portfolios or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to continue the Advisory Contracts.

29

Notes:

30

INTERNATIONAL INDEX MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Shares	Value
COMMON STOCKS—97.32%

AUSTRALIA—5.31%

Alinta Ltd.	3,561	$26,465
Alumina Ltd.	16,988	72,127
Amcor Ltd.	12,552	64,104
AMP Ltd.	26,642	131,392
Ansell Ltd.	1,967	15,053
APN News & Media Ltd. (1)	4,395	17,219
Aristocrat Leisure Ltd. (1)	4,438	39,241
Australia and New Zealand Banking Group Ltd.	26,613	441,215
Australian Gas & Light Co. Ltd.	6,314	68,487
Australian Stock Exchange Ltd.	1,448	25,529
AXA Asia Pacific Holdings Ltd.	13,077	43,660
Babcock & Brown Ltd. (2)	1,945	20,474
BHP Billiton Ltd.	52,106	720,878
BHP Steel	10,153	63,693
Billabong International Ltd.	1,662	17,267
Boral Ltd.	8,308	41,036
Brambles Industries Ltd. (1)	13,624	84,845
Caltex Australia Ltd.	1,845	22,291
Centro Properties Group	11,124	49,943
Challenger Financial Services Group Ltd. (2)	5,317	12,645
Coca-Cola Amatil Ltd.	7,137	42,923
Cochlear Ltd.	673	20,109
Coles Myer Ltd.	16,482	116,337
Commonwealth Bank of Australia	18,487	534,781
Commonwealth Property Office Fund	21,676	20,901
Computershare Ltd.	5,242	23,415
CSL Ltd.	2,930	75,310
CSR Ltd.	12,165	24,851
DB RREEF Trust	47,056	48,960
DCA Group Ltd.	4,790	13,838
Downer EDI Ltd.	3,636	14,772
Foster’s Group Ltd.	29,125	118,107
Futuris Corp. Ltd.	6,792	9,423
Gandel Retail Trust	22,899	29,237
General Property Trust	32,591	90,675
Harvey Normand Holdings Ltd. (1)	6,411	12,217
Iluka Resources Ltd.	3,350	19,228
ING Industrial Fund	11,697	18,635
Insurance Australia Group Ltd.	23,141	106,012
Investa Property Group	25,561	37,799
James Hardie Industries NV	6,878	39,793
John Fairfax Holdings Ltd.	12,349	40,476
Leighton Holdings Ltd. (1)	1,701	14,911
Lend Lease Corp. Ltd.	4,921	48,613
Macquarie Airports (1)	8,998	24,554
Macquarie Bank Ltd.	3,226	146,926
Macquarie Communications Infrastructure Group	4,641	22,287
Macquarie Goodman Group	17,697	55,037
Macquarie Infrastructure Group	30,721	97,415
Mayne Group Ltd.	8,727	31,531
Mirvac Group	11,907	32,402
Multiplex Group	7,811	17,326
National Australia Bank Ltd.	22,613	530,203
Newcrest Mining Ltd.	5,236	69,366
OneSteel Ltd.	7,379	14,905
Orica Ltd.	4,378	59,401

Origin Energy Ltd.	11,412	66,198
Pacific Brands Ltd. (1)	11,294	19,542
PaperlinX Ltd. (1)	6,208	14,243
Patrick Corp. Ltd. (1)	9,079	38,685
Perpetual Trustees Australia Ltd.	548	23,989
Publishing & Broadcasting Ltd.	2,191	24,801
Qantas Airways Ltd.	12,809	32,904
QBE Insurance Group Ltd.	10,882	132,966
Rinker Group Ltd.	13,611	145,250
Rio Tinto Ltd. (1)	4,175	142,635
Santos Ltd.	8,231	71,023
SFE Corp. Ltd.	1,798	14,596
Sonic Healthcare Ltd.	3,542	33,938
Stockland Trust Group	17,943	75,497
Suncorp-Metway Ltd.	7,625	116,882
TABCORP Holdings Ltd.	7,230	90,382
Telstra Corp. Ltd.	30,794	118,772
Toll Holdings Ltd.	3,390	33,747
Transurban Group	11,789	66,947
UNiTAB Ltd.	1,707	18,542
Wesfarmers Ltd.	5,518	168,286
Westfield Group	20,658	279,344
Westpac Banking Corp.	26,055	396,215
Woodside Petroleum Ltd.	6,923	154,354
Woolworths Ltd.	15,349	193,163

		7,073,141

AUSTRIA—0.44%

Andritz AG	159	15,178
Bank Austria Creditanstalt AG	508	53,038
Boehler-Uddeholm AG	121	16,026
Erste Bank der Oesterreichischen Sparkassen AG	1,894	94,860
Flughafen Wien AG	163	10,577
Immofinanz Immobillien Anlagen AG (2)	5,217	47,812
Mayr-Melnhof Karton AG	48	6,654
Meinl European Land Ltd. (2)	1,096	19,001
Oesterreichische Elektrizitaetswirtschafts AG Class A	100	27,602
OMV AG	253	110,263
RHI AG (1)(2)	493	13,441
Telekom Austria AG	5,215	101,459
VA Technologie AG (2)	142	11,174
Voest-Alpine AG (1)	352	24,674
Wienberger AG	818	37,998

		589,757

BELGIUM—1.30%

AGFA Gevaert NV	1,361	37,650
Barco NV (1)	165	11,776
Bekaert NV	182	13,683
Belgacom SA	2,398	82,014
Cofinimmo (1)	103	16,161
Colruyt NV	226	30,836
Compagnie Maritime Belge SA	295	9,200
Delhaize-Le Lion SA (1)	1,030	61,850
Dexia Group	8,389	184,943
D’Ieteren NV SA	69	14,284
Electrabel SA (1)	400	174,866
Euronav NV	354	10,393
Fortis	16,928	470,335
Groupe Bruxelles Lambert SA (1)	977	84,689
InBev NV	2,589	87,668
KBC Groupe SA (1)	2,631	207,995
Mobistar SA (1)	402	33,630
Omega Pharma SA	317	16,387
Solvay SA (1)	896	92,149
UCB SA	1,239	60,285
Umicore Mines SA	339	27,231

		1,728,025

DENMARK—0.78%

AP Moller—Maersk A/S	18	171,949
Bang & Olufsen A/S Class B (1)	178	12,507
Carlsberg A/S Class B	509	26,131
Coloplast A/S Class B	352	20,444
D/S Torm A/S	200	10,787
Danisco A/S	772	50,168
Danske Bank A/S (1)	6,439	193,788
De Sammensluttede Vognmaend A/S	265	22,516
East Asiatic Co. Ltd. A/S (1)	263	18,586
FLS Industries A/S Class B (1)	535	10,865
GN Store Nord A/S	3,096	35,083
H. Lundbeck A/S (1)	1,015	25,559
Kobenhavns Lufthavne A/S	73	17,363
NKT Holding A/S	220	8,238
Novo Nordisk A/S Class B (1)	3,547	180,655
Novozymes A/S Class B (1)	720	35,677
TDC A/S (1)	2,763	118,505
Topdanmark A/S (1)(2)	281	20,498
Vestas Wind Systems A/S (2)	2,501	41,546
William Demant Holding (2)	358	17,826

		1,038,691

FINLAND—1.49%

Amer Group Ltd. (1)	1,120	21,288
Cargotec Corp. (2)	526	14,691
Elisa OYJ Class A (1)	2,046	32,052
Fortum OYJ	5,006	80,302
KCI Konecranes OYJ	208	8,876
Kesko OYJ Class B	882	22,146
Kone OYJ (2)	526	31,522
Metso Corp. (1)	1,458	31,808
Neste Oil OYJ (1)(2)	1,875	48,577
Nokia OYJ	67,343	1,129,174
Nokian Renkaat OYJ	1,360	24,796
Orion-Yhtyma OYJ Class B	1,088	20,996
Outokumpu OYJ (1)	1,366	17,612
Pohjola Group PLC Class D (1)	837	12,160
Rautaruukki OYJ (1)	1,201	17,957
Sampo OYJ Class A	5,956	92,873
Stora Enso OYJ Class R	9,013	115,445
TietoEnator OYJ	1,272	38,807
UPM-Kymmene OYJ (1)	7,724	148,401
Uponor OYJ	962	18,762
Wartsila OYJ Class B	1,041	30,070
YIT-Yhtyma OYJ	883	29,505

		1,987,820

FRANCE—9.28%

Accor SA (1)	2,838	133,207
Air France-KLM (1)	1,977	30,062
Alcatel SA (1)(2)	17,799	195,444
Alstom (2)	62,666	62,211
Arcelor	7,380	144,919
Atos Origin SA (2)	805	51,068
Autoroutes du Sud de la France SA (1)	879	50,335
AXA (1)	20,844	521,603
BIC SA (1)	441	26,326
BNP Paribas SA (1)	11,584	795,170
Bouygues SA (1)	2,927	121,403
Business Objects SA (1)(2)	887	23,764
Cap Gemini SA (1)(2)	1,756	55,869
Carrefour SA (1)	8,131	394,736
CNP Assurances (1)	510	32,662
Compagnie de Saint-Gobain SA (1)	4,462	247,894
Compagnie Generale des Etablissements Michelin Class B (1)	2,075	126,484
Credit Agricole SA (1)	9,597	243,526
Dassault Systemes SA	806	39,080
Essilor International SA (1)	1,472	100,687
Etablissements Economiques du Casino Guichard-Perrachon SA (1)	552	38,794

European Aeronautic Defence and Space Co.	3,553	113,343
France Telecom SA (1)	21,419	626,491
Gecina SA (1)	133	15,103
Groupe Danone (1)	3,523	310,074
Hermes International	130	26,236
Imerys SA (1)	434	29,923
Klepierre (1)	320	30,547
Lafarge SA (1)	2,493	227,418
Lagardere S.C.A. (1)	1,772	131,398
L’Air Liquide SA (1)	1,595	272,076
L’Oreal SA (1)	4,386	315,143
LVMH Moet Hennessy Louis Vuitton SA (1)	3,584	277,260
Neopost SA	459	40,426
PagesJaunes SA	1,808	42,267
Pernod-Ricard SA (1)	741	118,416
PPR (1)	956	98,725
PSA Peugeot Citroen (1)	2,308	136,859
Publicis Groupe (1)	2,093	61,903
Renault SA (1)	2,713	239,440
Safran SA (1)	2,411	50,000
Sanofi-Aventis (1)	15,355	1,262,229
Schneider Electric SA (1)	3,286	248,041
SCOR	9,397	18,885
Societe des Autoroutes du Nord et de l’Est de la France (2)	308	16,534
Societe des Autoroutes Paris-Rhin-Rhone	489	29,020
Societe Generale Class A (1)	4,827	491,756
Societe Television Francaise (1)	1,669	44,412
Sodexho Alliance SA (1)	1,368	42,414
STMicroelectronics NV	9,142	146,759
Suez SA (1)	11,929	323,931
Technip-Coflexip SA (1)	1,294	60,094
Thales/Ex Thomson CSF (1)	1,097	44,610
Thomson SA	3,738	89,603
Total SA (1)	8,300	1,952,403
Union du Credit Bail Immobilier (1)	636	81,694
Valeo SA (1)	1,039	46,667
Veolia Environment (1)	4,458	167,687
Vinci SA (1)	2,104	175,248
Vivendi Universal SA (1)	15,605	492,331
Zodiac SA (1)	551	29,611

		12,362,221

GERMANY—6.36%

Adidas-Salomon AG	646	108,326
Allianz AG (1)	5,038	579,246
Altana AG (1)	991	56,784
BASF AG (1)	7,829	521,300
Bayer AG (1)	9,467	316,215
Bayerische Hypo-Und Vereinsbank AG (2)	8,224	214,162
Beiersdorf AG (1)	263	29,532
Celesio AG (1)	543	42,723
Commerzbank AG	6,441	140,048
Continental AG (1)	1,895	136,710
DaimlerChrysler AG Registered (1)	12,504	508,333
Deutsche Bank AG (1)	7,053	552,540
Deutsche Boerse AG (1)	1,496	117,253
Deutsche Lufthansa AG (1)	3,175	39,053
Deutsche Post AG	7,189	168,149
Deutsche Telekom AG (1)	39,631	734,083
Douglas Holding AG (1)	411	14,878
E.ON AG (1)	9,061	808,247
Epcos AG (1)(2)	513	6,434
Fresenius Medical Care AG (1)	489	41,837
Heidelberger Druckmaschinen AG (2)	624	18,282
Heidelberger Zement AG (1)	1,045	75,263
Hochtief AG	857	30,088
Hypo Real Estate Holding AG	1,908	72,739
Infineon Technologies AG (2)	9,482	88,621
IVG Immobilien AG	924	17,171
Karstadtquelle AG (1)(2)	678	9,029

Linde AG (1)	1,311	88,595
MAN AG	2,140	88,942
Merck KGaA (1)	710	56,619
Metro AG	2,121	105,305
MLP AG (1)	946	17,695
Muenchener Rueckversicherungs-Gesellschaft AG (1)	2,682	286,122
Premiere AG (2)	644	22,298
Puma AG (1)	246	60,958
RWE AG (1)	6,111	394,920
SAP AG (1)	3,199	557,732
Schering AG (1)	2,427	149,498
Siemens AG (1)	11,661	851,843
Suedzucker AG (1)	1,169	23,422
ThyssenKrupp AG (1)	5,166	89,998
TUI AG (1)	2,341	58,071
Volkswagen AG (1)	3,238	148,258
Wincor Nixdorf AG	202	16,510

		8,463,832

GREECE—0.57%

Alpha Bank AE	4,126	110,093
Bank of Piraeus	2,399	44,727
Coca-Cola Hellenic Bottling Co. SA	1,460	39,664
Cosmote Mobile Telecommunication SA	1,960	35,830
EFG Eurobank Ergasias	2,600	80,266
Emporiki Bank of Greece SA (2)	720	21,426
Folli-Follie SA	200	5,864
Germanos SA	440	14,745
Greek Organization of Football Prognostics	2,240	64,868
Hellenic Copper & Aluminum Industry SA	1,670	10,756
Hellenic Duty Free Shops SA	320	5,571
Hellenic Exchanges SA	640	4,711
Hellenic Petroleum SA	1,458	15,604
Hellenic Technodomiki Tev SA	1,414	7,121
Hellenic Telecommunications Organization SA (2)	3,440	66,801
Hyatt Regency SA	709	7,759
Intracom SA	1,000	5,085
National Bank of Greece SA	3,727	126,700
Public Power Corp.	1,764	44,079
Technical Olympic SA	1,340	8,079
Titan Cement Co. SA	1,080	33,367

		753,116

HONG KONG—1.73%

ASM Pacific Technology Ltd. (1)	2,000	9,365
Bank of East Asia Ltd.	19,800	58,458
BOC Hong Kong Holdings Ltd. (1)	53,500	101,173
Cathay Pacific Airways Ltd.	15,000	27,305
Cheung Kong (Holdings) Ltd.	22,000	214,388
Cheung Kong Infrastructure Holdings Ltd.	7,000	20,847
CLP Holdings Ltd.	26,700	153,194
Esprit Holdings Ltd.	13,500	97,690
Giordano International Ltd.	22,000	15,142
Hang Lung Properties Ltd.	25,000	36,825
Hang Seng Bank Ltd.	11,000	150,001
Henderson Land Development Co. Ltd.	10,000	47,856
Hong Kong & China Gas Co. Ltd.	50,672	102,996
Hong Kong Exchanges & Clearing Ltd.	16,000	41,372
Hongkong Electric Holdings Ltd.	21,500	98,189
Hopewell Holdings Ltd.	9,000	23,098
Hutchison Telecommunications International Ltd. (2)	21,000	20,802
Hutchison Whampoa Ltd.	30,700	277,447
Hysan Development Co. Ltd.	12,000	24,931
Johnson Electric Holdings Ltd.	20,000	18,396
Kerry Properties Ltd.	7,000	15,579
Kingboard Chemicals Holdings Co. Ltd.	7,000	22,333
Li & Fung Ltd.	24,000	49,863
MTR Corp. Ltd.	18,500	35,699
New World Development Co. Ltd.	31,600	38,823
Noble Group Ltd.	12,000	10,312

Orient Overseas International Ltd.	4,400	19,245
PCCW Ltd.	50,118	31,270
SCMP Group Ltd.	14,000	6,124
Shangri-La Asia Ltd. (1)	14,108	21,779
Sino Land Co. Ltd. (1)	24,000	25,626
SmarTone Telecommunications Holdings Ltd.	5,500	6,050
Solomon Systech International Ltd.	22,000	7,783
Sun Hung Kai Properties Ltd.	19,000	187,597
Swire Pacific Ltd. Class A	13,500	119,399
Techtronic Industries Co.	14,500	36,654
Television Broadcasts Ltd.	4,000	22,590
Texwinca Holdings Ltd.	10,000	8,298
Wharf Holdings Ltd.	18,000	63,216
Wing Hang Bank Ltd.	3,000	19,586
Yue Yen Industrial (Holdings) Ltd.	7,000	21,432

		2,308,733

IRELAND—0.85%

Allied Irish Banks PLC	12,751	273,235
Bank of Ireland	14,027	227,896
CRH PLC	7,797	207,196
DCC PLC	1,234	24,650
DEPFA Bank PLC	5,167	82,822
Elan Corp. PLC (2)	5,574	38,127
Fyffes PLC	3,720	11,124
Grafton Group PLC (2)	2,970	34,446
Greencore Group PLC	1,824	7,950
Iaws Group PLC	1,289	18,040
Independent News & Media PLC	7,490	23,123
Irish Life & Permanent PLC	4,047	70,896
Kerry Group PLC Class A	1,807	44,628
Kingspan Group PLC	1,726	20,394
Paddy Power PLC	834	14,247
Ryanair Holdings PLC (2)	3,664	28,345

		1,127,119

ITALY—3.81%

Alleanza Assicurazioni SpA (1)	6,586	71,601
Arnoldo Mondadori Editore SpA (1)	1,769	16,865
Assicurazioni Generali SpA (1)	13,874	433,351
Autogrill SpA (1)	1,491	19,675
Autostrade SpA	4,092	108,789
Banca Antonveneta SpA (1)	3,365	108,771
Banca Fideuram SpA (1)	4,878	23,179
Banca Intesa SpA (1)	46,911	214,961
Banca Monte dei Paschi di Siena SpA (1)	15,262	53,906
Banca Nazionale del Lavoro SpA (1)(2)	19,522	67,476
Banca Popolare di Milano SCRL (1)	5,513	54,429
Banche Popolari Unite SCRL (1)	4,937	98,022
Banco Popolare di Verona e Novara SCRL (1)	5,527	94,213
Benetton Group SpA (1)	1,018	9,397
Bulgari SpA	1,904	21,357
Capitalia SpA (1)	20,904	117,173
Edison SpA (1)(2)	12,498	27,841
Enel SpA (1)	53,488	466,238
Eni SpA (1)	37,789	974,917
Fiat SpA (1)(2)	7,058	51,354
Fineco SpA (1)	2,356	21,135
Finmeccanica SpA (1)	87,663	81,985
Gruppo Editoriale L’Espresso SpA (1)	2,305	12,613
Italcementi SpA (1)	1,048	16,380
Lottomatica SpA	426	13,894
Luxottica Group SpA (1)	1,976	40,979
Mediaset SpA (1)	11,914	140,487
Mediobanca SpA	6,780	127,145
Mediolanum SpA (1)	3,393	21,237
Pirelli & Co. SpA (1)	38,295	39,964
Riunione Adriatica di Sicurta SpA (1)	4,462	86,917
Sanpaolo IMI SpA (1)	16,191	222,675
Seat Pagine Gaille SpA (1)(2)	55,520	23,189

Snam Rete Gas SpA (1)	13,695	73,366
Telecom Italia Media SpA (1)(2)	33,055	15,927
Telecom Italia SpA (1)	156,469	488,727
Telecom Italia SpA RNC (1)	86,906	225,681
Terna SpA	16,997	44,087
Tiscali SpA (1)(2)	3,509	10,015
Unicredito Italiano SpA (1)	64,165	339,273

		5,079,191

JAPAN—21.25%

Acom Co. Ltd.	1,050	67,372
Aderans Co. Ltd.	600	14,214
Advantest Corp. (1)	1,100	81,301
AEON Co. Ltd.	9,300	141,921
AEON Credit Service Co. Ltd.	400	25,052
AIFUL Corp.	975	72,766
Aisin Seiki Co. Ltd.	2,800	60,771
Ajinomoto Co. Inc.	9,000	100,307
Alfresa Holdings Corp.	300	13,401
All Nippon Airways Co. Ltd.	9,000	27,452
Alps Electric Co. Ltd. (1)	3,000	45,971
Amada Co. Ltd.	5,000	34,067
Amano Corp.	1,000	11,930
Anritsu Corp.	1,000	6,110
Aoyama Trading Co. Ltd.	700	17,656
Ariake Japan Co. Ltd. (1)	220	5,063
Asahi Breweries Ltd.	5,300	63,231
Asahi Glass Co. Ltd.	15,000	157,838
Asahi Kasei Corp.	18,000	85,768
Asatsu-DK Inc. (1)	400	11,154
Astellas Pharma Inc.	7,798	266,713
Autobacs Seven Co. Ltd. (1)	400	13,464
Bandai Co. Ltd.	1,200	24,258
Bank of Fukuoka Ltd. (1)	8,000	47,433
Bank of Kyoto Ltd. (The)	4,000	34,040
Bank of Yokohama Ltd.	17,000	98,340
Benesse Corp.	1,000	32,127
Bridgestone Corp.	10,000	192,672
Canon Inc. (1)	10,900	574,461
Canon Sales Co. Inc.	1,000	16,876
Casio Computer Co. Ltd.	3,000	39,256
Central Glass Co. Ltd.	3,000	18,762
Central Japan Railway Co. (1)	14	108,275
Chiba Bank Ltd. (The)	10,000	65,969
Chiyoda Corp.	2,000	24,817
Chubu Electric Power Co. Inc. (1)	8,500	204,043
Chugai Pharmaceutical Co. Ltd.	3,800	58,710
Circle K Sunkus Co. Ltd.	600	13,510
Citizen Watch Co. Ltd. (1)	3,600	32,618
Coca Cola West Japan Co. Ltd. (1)	500	11,258
COMSYS Holdings Corp.	2,000	18,500
Credit Saison Co. Ltd.	2,200	73,261
CSK Corp. (1)	900	35,412
Dai Nippon Printing Co. Ltd.	9,000	145,140
Daicel Chemical Industries Ltd.	4,000	21,081
Daido Steel Co. Ltd.	5,000	22,561
Daiichi Pharmaceutical Co. Ltd.	3,400	75,327
Daikin Industries Ltd.	3,400	85,146
Daimaru Inc. (The) (1)	3,000	26,640
Dainippon Ink & Chemical Inc.	9,000	28,833
Dainippon Screen Manufacturing Co. Ltd.	3,000	20,224
Daito Trust Construction Co. Ltd.	1,200	44,942
Daiwa House Industry Co. Ltd.	7,000	80,291
Daiwa Securities Group Inc.	18,000	111,434
Denki Kagaku Kogyo Kabushiki Kaisha	6,000	21,605
Denso Corp.	7,800	177,737
DENTSU Inc.	27	66,763
Dowa Mining Co. Ltd.	4,000	26,712
E*Trade Securities Co. Ltd. (1)	7	21,289
eAccess Ltd.	18	12,134

East Japan Railway Co.	50	257,197
Ebara Corp. (1)	4,000	15,414
Eisai Co. Ltd.	3,800	127,913
Electric Power Development Co.	2,100	60,834
Elpida Memory Inc. (2)	500	16,154
FamilyMart Co. Ltd.	800	22,958
Fanuc Ltd.	2,600	165,418
Fast Retailing Co. Ltd.	800	41,585
Fuji Electric Holdings Co. Ltd.	7,000	21,352
Fuji Photo Film Co. Ltd.	7,000	225,521
Fuji Soft ABC Inc.	400	12,779
Fuji Television Network Inc.	8	15,522
Fujikura Ltd.	5,000	24,456
Fujitsu Ltd.	25,000	131,306
Furukawa Electric Co. Ltd. (2)	8,000	31,044
Glory Ltd.	800	12,822
Goodwill Group Inc. (The) (1)	6	10,992
Gunma Bank Ltd.	5,000	30,097
Gunze Ltd.	3,000	13,483
Hakuhodo DY Holdings Inc.	300	21,063
Hankyu Department Stores Inc. (1)	2,000	12,670
Heavy Industries Co. Ltd. (1)(2)	17,000	24,700
Hikari Tsushin Inc.	400	28,806
Hino Motors Ltd.	4,000	23,211
Hirose Electric Co. Ltd.	400	44,075
Hitachi Cable Ltd.	2,000	8,790
Hitachi Chemical Co. Ltd.	1,600	29,384
Hitachi Construction Machinery Co. Ltd.	1,300	15,521
Hitachi Credit Corp.	700	13,866
Hitachi Ltd.	46,000	279,794
Hitachi Software Engineering Co. Ltd.	400	6,804
Hokkaido Electric Power Co. Inc.	2,400	49,165
Honda Motor Co. Ltd.	11,500	567,684
House Foods Corp.	800	11,840
Hoya Corp.	1,500	173,270
Ibiden Co. Ltd.	1,300	34,140
Index Corp.	6	18,247
INPEX Corp.	6	34,004
Isetan Co. Ltd.	2,500	31,428
Ishihara Sangyo Kaisha Ltd.	4,000	8,844
Ito En Ltd.	400	20,540
Itochu Corp.	22,000	111,380
Itochu Techno-Science Corp.	400	14,042
Ito-Yokado Co. Ltd.	4,900	162,729
JAFCO Co. Ltd. (1)	500	26,622
Japan Airlines System Corp. (1)	9,000	24,285
Japan Prime Realty Investment Corp.	6	17,760
Japan Real Estate Investment Corp.	5	42,505
Japan Retail Fund Investment Corp.	3	25,747
Japan Tobacco Inc.	13	173,631
JFE Holdings Inc.	8,000	197,816
JGC Corp.	3,000	36,928
Joyo Bank Ltd.	10,000	48,913
JS Group Corp.	3,500	59,318
JSR Corp.	2,500	52,793
Kajima Corp.	12,000	44,400
Kaken Pharmaceutical Co. Ltd. (1)	1,000	6,877
Kamigumi Co. Ltd.	4,000	30,900
Kaneka Corp.	4,000	44,942
Kansai Electric Power Co. Inc.	11,100	223,382
Kansai Paint Co. Ltd. (1)	3,000	19,330
Kao Corp.	8,000	188,792
Katokichi Co. Ltd.	1,800	12,264
Kawasaki Heavy Industries Ltd. (1)	16,000	30,755
Kawasaki Kisen Kaisha Ltd. (1)	7,000	41,567
KDDI Corp.	37	171,293
Keihin Electric Express Railway Co. Ltd. (1)	6,000	36,711
Keio Corp.	9,000	48,651
Keisei Electric Railway Co. Ltd.	3,000	15,026
Keyence Corp.	450	100,957

Kikkoman Corp.	2,000	17,706
Kinden Corp.	2,000	14,800
Kintetsu Corp. (1)	21,000	64,056
Kirin Brewery Co. Ltd. (1)	11,000	106,615
Kobe Steel Ltd. (1)	37,000	69,786
Kokuhoku Financial Group Inc.	15,000	46,025
Kokuyo Co. Ltd.	900	12,151
Komatsu Ltd.	13,000	101,011
Komori Corp.	1,000	15,134
Konami Co. Ltd. (1)	1,200	25,341
Konica Minolta Holdings Inc.	6,500	60,771
Kose Corp.	400	13,825
Koyo Seiko Co. Ltd.	2,000	26,803
Kubota Corp.	15,000	82,303
Kuraray Co. Ltd.	5,000	47,424
Kurita Water Industries Ltd.	1,400	21,642
Kyocera Corp.	2,300	176,013
Kyowa Hakko Kogyo Co. Ltd.	5,000	32,443
Kyushu Electric Power Co. Inc.	5,600	121,794
Lawson Inc.	800	27,940
Leopalace21 Corp.	1,700	28,275
Mabuchi Motor Co. Ltd.	400	23,067
Makita Corp.	2,000	39,347
Marubeni Corp.	19,000	65,328
Marui Co. Ltd.	4,300	58,014
Matsui Securities Co. Ltd.	1,500	16,136
Matsumotokiyoshi Co. Ltd.	500	13,627
Matsushita Electric Industrial Co. Ltd.	30,000	455,645
Matsushita Electric Works Ltd.	4,400	36,690
Mediceo Holdings Co. Ltd. (1)	1,800	24,025
Meiji Dairies Corp.	4,000	22,886
Meiji Seika Kaisha Ltd.	4,000	19,746
Meitec Corp.	400	12,309
Millea Holdings Inc.	22	295,822
Minebea Co. Ltd.	5,000	20,215
Mitsubishi Chemical Corp.	25,000	73,324
Mitsubishi Corp.	17,100	232,712
Mitsubishi Electric Corp.	28,000	148,579
Mitsubishi Estate Co. Ltd. (1)	16,000	176,302
Mitsubishi Gas Chemical Co. Inc.	5,000	25,629
Mitsubishi Heavy Industries Ltd.	44,000	115,152
Mitsubishi Logistics Corp. (1)	2,000	20,486
Mitsubishi Materials Corp.	13,000	30,737
Mitsubishi Rayon Co.	8,000	33,210
Mitsubishi Securities Co. Ltd.	3,000	26,613
Mitsubishi Tokyo Financial Group Inc.	71	602,933
Mitsui & Co. Ltd.	21,000	198,989
Mitsui Chemicals Inc.	9,000	52,874
Mitsui Engineering & Shipbuilding Co. Ltd. (1)	9,000	17,625
Mitsui Fudosan Co. Ltd.	11,000	123,590
Mitsui Mining & Smelting Co. Ltd.	8,000	37,614
Mitsui O.S.K. Lines Ltd.	15,000	92,726
Mitsui Sumitomo Insurance Co. Ltd.	18,000	162,278
Mitsui Trust Holdings Inc.	8,000	82,303
Mitsukoshi Ltd.	6,000	27,073
Mitsumi Electric Co. Ltd.	900	9,283
Mizuho Financial Group Inc.	122	552,694
Murata Manufacturing Co. Ltd.	3,100	158,063
Namco Ltd.	1,000	13,320
NEC Corp.	27,000	146,196
NEC Electronics Corp.	500	22,561
Net One Systems Co. Ltd.	9	23,229
NGK Insulators Ltd.	4,000	39,022
NGK Spark Plug Co. Ltd.	3,000	34,627
NHK Spring Co. Ltd. (1)	2,000	16,876
Nichii Gakkan Co.	250	6,092
Nichirei Corp.	3,000	11,696
Nidec Corp.	800	84,758
Nikko Cordial Corp.	22,000	96,887
Nikon Corp. (1)	4,000	45,339

Nintendo Co. Ltd.	1,400	146,557
Nippon Building Fund Inc.	4	36,098
Nippon Electric Glass Co. Ltd.	3,000	45,375
Nippon Express Co. Ltd.	11,000	47,848
Nippon Kayaku Co. Ltd. (1)	2,000	12,039
Nippon Light Metal Co. Ltd. (1)	6,000	14,241
Nippon Meat Packers Inc.	3,000	34,898
Nippon Mining Holdings Inc.	11,000	62,440
Nippon Oil Corp.	19,000	129,113
Nippon Paper Group Inc.	14	51,421
Nippon Sheet Glass Co. Ltd.	5,000	19,583
Nippon Shokubai Co. Ltd.	2,000	16,352
Nippon Steel Corp.	89,000	207,220
Nippon Telegraph & Telephone Corp.	75	321,496
Nippon Yusen Kabushiki Kaisha	15,000	86,364
Nishimatsu Construction Co. Ltd. (1)	4,000	14,439
Nishi-Nippon City Bank Ltd. (The)	7,000	30,575
Nissan Chemical Industries Ltd.	3,000	32,326
Nissan Motor Co. Ltd.	32,900	326,001
Nisshin Seifun Group Inc.	3,000	31,161
Nisshin Steel Co. Ltd.	12,000	30,214
Nisshinbo Industries Inc.	2,000	16,388
Nissin Food Products Co. Ltd.	1,400	35,944
Nitori Co. Ltd.	250	17,936
Nitto Denko Corp.	2,400	137,749
NOK Corp.	1,400	39,166
Nomura Holdings Inc.	25,500	305,374
Nomura Real Estate Office Fund Inc.	3	22,796
Nomura Research Institute Ltd.	300	29,997
NSK Ltd. (1)	6,000	30,810
NTN Corp.	6,000	32,271
NTT Data Corp. (1)	20	68,405
NTT DoCoMo Inc.	254	375,923
NTT Urban Development Corp.	4	16,425
Obayashi Corp.	9,000	48,488
OBIC Co. Ltd.	100	16,993
Odakyu Electric Railway Co. Ltd. (1)	9,000	47,595
Oji Paper Co. Ltd.	12,000	62,702
Oki Electric Industry Co. Ltd.	7,000	24,700
Okumura Corp.	3,000	16,975
Olympus Corp.	3,000	57,666
Omron Corp.	3,200	70,607
Onward Kashiyama Co. Ltd.	2,000	25,341
Oracle Corp. Japan (1)	400	15,125
Oriental Land Co. Ltd.	700	41,567
ORIX Corp.	1,200	180,200
Osaka Gas Co. Ltd.	29,000	91,337
Pioneer Corp.	2,100	31,819
Promise Co. Ltd.	1,350	86,621
Q.P. Corp.	1,200	10,039
Rakuten Inc. (1)	60	48,136
Resona Holdings Inc. (1)(2)	65,000	121,424
Ricoh Corp. Ltd.	10,000	156,394
Rinnai Corp. (1)	400	9,873
Rohm Co. Ltd.	1,600	154,499
Ryohin Keikaku Co. Ltd.	300	14,836
Sanden Corp.	1,000	4,214
Sanken Electric Co. Ltd.	2,000	26,117
Sankyo Co. Ltd.	5,800	111,488
Sankyo Co. Ltd. Gunma	700	32,596
Santen Pharmaceutical Co. Ltd.	1,000	22,697
Sanwa Shutter Corp.	2,000	11,533
Sanyo Electric Co. Ltd. (1)	24,000	61,294
Sapporo Breweries Ltd. (1)	5,000	24,140
SBI Holdings Inc.	70	23,594
Secom Co. Ltd.	3,000	129,140
Sega Sammy Holdings Inc.	963	59,096
Seiko Epson Corp.	1,600	53,425
Seino Transportation Co. Ltd.	2,000	18,085
Sekisui Chemical Co. Ltd.	7,000	48,263

Sekisui House Ltd. (1)	7,000	70,815
Seven-Eleven Japan Co. Ltd.	5,400	150,095
77 Bank Ltd. (The)	5,000	30,819
SFCG Co. Ltd.	80	18,735
Sharp Corp.	14,000	219,078
Shimachu Co. Ltd.	600	15,107
Shimamura Co. Ltd.	300	25,341
Shimano Inc.	1,000	28,427
Shimizu Corp.	8,000	37,325
Shin-Etsu Chemical Co. Ltd.	5,300	201,363
Shinko Securities Co. Ltd.	7,000	22,236
Shinsei Bank Ltd.	14,000	75,553
Shionogi & Co. Ltd.	5,000	64,570
Shiseido Co. Ltd.	5,000	63,171
Shizuoka Bank Ltd.	8,000	68,802
Showa Denko K.K.	14,000	33,228
Showa Shell Sekiyu K.K. (1)	2,500	25,043
Skylark Co. (1)	1,200	18,280
SMC Corp.	800	87,357
Softbank Corp. (1)	3,600	141,323
Sojitz Holdings Corp. (1)(2)	2,900	12,536
Sompo Japan Insurance Inc.	12,000	121,289
Sony Corp.	13,400	461,944
Stanley Electric Co. Ltd.	2,200	35,737
Sumitomo Bakelite Co. Ltd. (1)	3,000	19,439
Sumitomo Chemical Co. Ltd.	22,000	101,254
Sumitomo Corp.	15,000	120,341
Sumitomo Electric Industries Ltd.	11,000	112,770
Sumitomo Heavy Industries Ltd.	8,000	38,480
Sumitomo Metal Industries Ltd.	60,000	102,879
Sumitomo Metal Mining Co. Ltd.	8,000	54,941
Sumitomo Mitsui Financial Group Inc.	59	399,332
Sumitomo Osaka Cement Co. Ltd.	5,000	13,311
Sumitomo Realty & Development Co. Ltd.	6,000	67,359
Sumitomo Rubber Industries Inc.	2,000	20,431
Sumitomo Trust & Banking Co. Ltd. (The)	18,000	109,647
Suruga Bank Ltd. (The)	3,000	24,474
Suzuken Co. Ltd.	880	22,197
T&D Holdings Inc.	3,300	155,455
Taiheiyo Cement Corp.	12,000	32,055
Taisei Corp.	12,000	40,502
Taisho Pharmaceutical Co. Ltd.	3,000	58,478
Taiyo Nippon Sanso Corp.	4,000	20,359
Taiyo Yuden Co. Ltd.	2,000	22,200
Takara Holdings Inc. (1)	3,000	18,708
Takashimaya Co. Ltd.	4,000	35,845
Takeda Pharmaceutical Co. Ltd.	12,900	640,285
Takefuji Corp.	1,660	112,354
Takuma Co. Ltd. (1)	1,000	7,102
Tanabe Seiyaku Co. Ltd.	3,000	28,969
TDK Corp.	1,700	115,982
Teijin Ltd.	12,000	55,771
Teikoku Oil Co. Ltd. (1)	3,000	22,363
Terumo Corp.	2,500	72,196
THK Co. Ltd. (1)	1,400	28,932
T S Inc.	500	17,101
Tobu Railway Co. Ltd.	10,000	36,278
Toda Corp.	3,000	12,833
Toho Co. Ltd.	1,800	25,990
Tohoku Electric Power Co. Inc.	6,500	138,728
Tokuyama Corp.	3,000	21,388
Tokyo Broadcasting System	700	11,598
Tokyo Electric Power Co. Inc. (The)	16,700	398,624
Tokyo Electron Ltd.	2,400	127,137
Tokyo Gas Co. Ltd.	32,000	119,845
Tokyo Steel Manufacturing Co. Ltd.	1,500	18,992
Tokyo Style Co. Ltd.	1,000	9,999
Tokyo Tatemono Co. Ltd.	3,000	20,170
Tokyu Corp.	13,000	58,424
Tokyu Land Corp.	5,000	23,599

TonenGeneral Sekiyu K.K.	4,000	43,317
Toppan Printing Co. Ltd.	8,000	84,830
Toray Industries Inc.	19,000	90,190
Toshiba Corp. (1)	42,000	167,530
Tosoh Corp.	7,000	29,122
TOTO Ltd.	4,000	31,658
Toyo Seikan Kaisha Ltd.	2,200	34,804
Toyo Suisan Kaisha Ltd.	1,000	15,666
Toyobo Co. Ltd.	8,000	18,699
Toyoda Gosei Co. Ltd. (1)	900	14,506
Toyota Industries Corp.	2,800	76,563
Toyota Motor Corp.	41,900	1,501,155
Toyota Tsusho Corp.	2,000	32,687
Trend Micro Inc.	1,500	53,470
Ube Industries Ltd.	14,000	28,553
UFJ Holdings Inc. (2)	56	292,104
Uni-Charm Corp. (1)	600	24,149
Uniden Corp.	1,000	15,847
Uny Co. Ltd.	3,000	34,140
Ushio Inc.	2,000	35,647
USS Co. Ltd.	350	22,331
Wacoal Corp.	2,000	25,341
West Japan Railway Co.	25	85,732
World Co. Ltd.	500	17,507
Yahoo! Japan Corp.	57	119,854
Yakult Honsha Co. Ltd. (1)	2,000	36,098
Yamada Denki Co. Ltd. (1)	1,200	69,091
Yamaha Corp.	2,400	37,470
Yamaha Motor Co. Ltd.	2,600	47,748
Yamato Transport Co. Ltd.	6,000	83,386
Yamazaki Baking Co. Ltd.	2,000	17,273
Yaskawa Electric Corp. (2)	3,000	17,868
Yokogawa Electric Corp.	3,000	37,118
Zeon Corp.	3,000	25,963

		28,291,367

NETHERLANDS—4.83%

ABN AMRO Holding NV	25,418	626,216
Aegon NV	20,201	261,927
Akzo Nobel NV	4,023	158,679
ASML Holding NV (1)(2)	7,049	111,111
Burhmann NV	1,538	15,212
Corio NV	662	37,003
DSM NV	1,122	76,883
Euronext NV (1)	1,412	47,847
Getronics NV	1,757	20,762
Hagemeyer NV (1)(2)	7,243	17,187
Heineken NV	3,461	107,014
IHC Caland NV	500	34,322
ING Groep NV	27,219	770,104
Koninklijke Ahold NV (2)	22,260	183,254
Koninklijke KPN NV	30,520	256,426
Koninklijke Philips Electronics NV NYS	19,097	483,203
Oce NV (1)	1,230	18,137
QIAGEN NV (1)(2)	2,043	23,917
Randstad Holding NV	699	24,169
Reed Elsevier NV (1)	10,127	141,238
Rodamco Europe NV	645	52,904
Royal Dutch Petroleum Co. (1)	30,106	1,968,183
Royal Numico NV (2)	2,148	86,024
TNT Post Group NV	5,397	136,885
Unilever NV CVA	8,271	537,213
Vedior NV	2,456	34,669
VNU NV	3,421	95,548
Wereldhave NV	263	28,067
Wolters Kluwer NV CVA	4,046	77,491

		6,431,595

NEW ZEALAND—0.24%

Auckland International Airport Ltd.	12,792	21,273

Carter Holt Harvey Ltd.	8,370	13,278
Contact Energy Ltd. (1)	3,680	19,716
Fisher & Paykel Appliances Holdings	2,401	5,597
Fisher & Paykel Healthcare Corp Ltd.	6,712	15,225
Fletcher Building Ltd.	6,357	30,564
Kiwi Income Property Trust	6,353	4,862
Lion Nathan Ltd.	4,316	24,937
NGC Holdings Ltd.	3,508	9,275
Sky City Entertainment Group Ltd. (1)	5,666	17,662
Sky Network Television Ltd. (2)	3,715	14,734
Telecom Corp. of New Zealand Ltd. (1)	27,924	116,771
Tower Ltd. (2)	4,553	6,811
Warehouse Group Ltd. (The)	2,278	6,340
Waste Management NZ Ltd.	2,027	9,492

		316,537

NORWAY—0.69%

DNB NOR ASA	9,828	102,597
Frontline Ltd. (1)	722	28,934
Norsk Hydro ASA	2,110	193,643
Norske Skogindustrier ASA (1)	1,527	25,167
Orkla ASA (1)	2,876	106,017
Petroleum Geo-Services ASA (2)	777	18,718
ProSafe ASA	405	12,173
Schibsted ASA (1)	662	18,226
Smedvig ASA Class A	613	12,424
Statoil ASA (1)	9,474	193,456
Storebrand ASA	3,208	30,054
Tandberg ASA (1)	1,880	20,129
Tandberg Television ASA (2)	819	10,178
Telenor ASA (1)	11,118	88,855
Tomra Systems ASA (1)	2,145	8,858
Yara International ASA	3,074	48,900

		918,329

PORTUGAL—0.29%

Banco Comercial Portugues SA Class R (1)	27,801	71,353
Banco Espirito Santo e Comercial de Lisboa SA	2,040	31,835
BPI-SPGS SA Registered	4,836	18,442
Brisa-Auto Estradas de Portugal SA (1)	4,821	37,879
CIMPOR-Cimentos de Portugal SGPS SA (1)	2,953	16,588
Energias de Portugal SA	24,874	62,637
Jeronimo Martins SGPS SA	651	9,339
Portugal Telecom SGPS SA (1)	10,798	102,489
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,318	13,866
Sonae SGPS SA	11,939	16,478

		380,906

SINGAPORE—0.87%

Allgreen Properties Ltd.	6,000	4,125
Ascendas Real Estate Investment Trust	18,000	23,576
Capitaland Ltd. (1)	12,000	16,926
CapitaMall Trust	7,000	9,874
Chartered Semiconductor Manufacturing Ltd. (1)(2)	18,000	14,188
City Developments Ltd.	7,000	31,115
ComfortDelGro Corp. Ltd.	30,000	30,048
Cosco Corp. Singapore Ltd.	4,000	4,599
Creative Technology Ltd.	650	4,276
Datacraft Asia Ltd. (2)	4,000	4,440
DBS Group Holdings Ltd.	16,652	141,127
Fraser & Neave Ltd.	2,760	25,681
Haw Par Corp. Ltd.	2,792	8,522
Jardine Cycle & Carriage Ltd.	2,004	15,796
Keppel Corp. Ltd. (1)	8,000	59,266
Keppel Land Ltd.	6,000	8,890
Neptune Orient Lines Ltd.	6,000	13,442
Olam International Ltd. (2)	9,000	4,694
Oversea-Chinese Banking Corp. Ltd.	18,420	126,635
Parkway Holdings Ltd.	10,000	11,142

SembCorp Industries Ltd.	12,220	19,337
SembCorp Logistics Ltd.	4,200	4,281
SembCorp Marine Ltd.	12,000	18,704
Singapore Airlines Ltd.	8,000	53,103
Singapore Exchange Ltd.	13,000	16,257
Singapore Land Ltd.	2,000	6,697
Singapore Petroleum Co. Ltd.	2,000	5,879
Singapore Post Ltd.	15,000	8,845
Singapore Press Holdings Ltd.	22,000	56,066
Singapore Technologies Engineering Ltd.	17,000	24,382
Singapore Telecommunications Ltd.	96,000	157,601
SMRT Corp. Ltd.	17,000	11,889
STATS ChipPAC Ltd. (2)	16,000	11,474
Suntec Real Estate Investment Trust	10,000	7,230
United Overseas Bank Ltd.	16,392	137,952
United Overseas Land Ltd. (1)	5,639	7,620
Venture Corp. Ltd.	4,000	37,930
Want Want Holdings Ltd.	4,000	5,080
Wing Tai Holdings Ltd.	8,000	4,718

		1,153,407

SPAIN—3.87%

Abertis Infraestructuras SA (1)	3,202	81,678
Acciona SA	489	48,545
Acerinox SA	2,997	40,891
Actividades de Construcciones y Servicios SA (1)	3,859	108,108
Altadis SA	3,852	161,681
Amadeus Global Travel Distribution SA Class A	4,476	39,178
Antena 3 de Television SA	1,176	23,548
Banco Bilbao Vizcaya Argentaria SA	48,888	755,217
Banco Popular Espanol SA (1)	12,610	152,510
Banco Santander Central Hispano SA (1)	86,194	1,000,724
Cintra Concesiones de Infraestructuras de Transporte SA (2)	2,827	33,233
Corporacion Mapfre SA (1)	1,394	20,876
Ebro Puleva SA	1,129	20,092
Endesa SA (1)	13,662	321,039
Fomento de Construcciones y Contratas SA	661	37,283
Gamesa Corp. Tecnologica SA (1)	1,414	19,190
Gas Natural SDG SA (1)	2,543	75,058
Grupo Ferrovial SA (1)	879	56,720
Iberdrola SA (1)	11,536	304,739
Iberia Lineas Aereas de Espana SA (1)	5,885	16,885
Indra Sistemas SA	1,873	37,120
Industria de Diseno Textil SA (1)	3,260	83,986
Inmobiliaria Colonial	419	22,320
Metrovacesa SA (1)	573	33,797
Metrovacesa SA New (1)	28	1,656
Metrovacesa SA Rights (1)(2)	601	3,260
NH Hoteles SA (1)	1,022	14,043
Promotora de Informaciones SA	1,117	21,677
Repsol YPF SA (1)	13,184	337,739
Sacyr Vallehermoso SA	1,430	33,742
Sacyr Vallehermoso SA Rights (2)	1,430	1,056
Sociedad General de Aguas de Barcelona SA Class A (1)	818	17,647
Sogecable SA (1)(2)	549	19,534
Telefonica Publicidad e Informacion SA (1)	2,123	18,583
Telefonica SA (1)	65,553	1,074,558
Union Fenosa SA (1)	3,186	97,238
Zeltia SA (1)	3,034	20,569

		5,155,720

SWEDEN—2.34%

Alfa Laval AB (1)	1,238	17,915
ASSA Abloy AB Class B	4,181	53,809
Atlas Copco AB Class A	5,006	79,491
Atlas Copco AB Class B	2,895	41,707
Axfood AB	402	10,090
Billerud AB (1)	843	10,094
Capio AB (2)	1,035	15,242
Castellum AB	491	19,995

D Carnegie & Co. AB	700	8,292
Electrolux AB Class B (1)	4,134	88,144
Elekta AB Class B (2)	373	15,476
Eniro AB (1)	2,294	26,145
Fabege AB	1,086	23,642
Gambro AB Class A (1)	2,436	32,599
Gambro AB Class B (1)	1,242	16,621
Getinge AB (1)	2,617	35,691
Hennes & Mauritz AB Class B (1)	6,909	243,307
Hoganas AB Class B (1)	301	8,075
Holmen AB Class B	780	21,076
Lundin Petroleum AB (2)	2,310	19,820
Modern Times Group AB Class B (2)	727	22,297
Nordea AB (1)	30,885	280,810
OM AB (1)(2)	974	11,101
Oriflame Cosmetics SA	400	9,118
Sandvik AB (1)	2,958	110,040
SAS AB (1)(2)	1,227	10,567
Scania AB Class B (1)	1,313	48,424
Securitas AB Class B (1)	4,232	70,723
Skandia Forsakrings AB (1)	14,731	80,928
Skandinaviska Enskilda Banken AB Class A (1)	6,886	114,635
Skanska AB Class B (1)	5,698	70,414
SKF AB (1)	5,579	57,155
SSAB Svenskt Stal AB Series A	850	19,593
SSAB Svenskt Stal AB Series B	547	12,048
Svenska Cellulosa AB Class B (1)	2,933	93,899
Svenska Handelsbanken AB Class A (1)	7,477	152,720
Swedish Match AB	5,142	58,440
Tele2 AB Class B (1)	4,248	39,983
Telefonaktiebolaget LM Ericsson Class B (1)	215,584	692,943
Telelogic AB (2)	3,317	6,372
TeliaSonera AB (1)	27,977	133,634
Trelleborg AB Class B (1)	1,248	18,539
Volvo AB Class A (1)	1,344	53,010
Volvo AB Class B (1)	3,370	137,235
Wihlborgs Fastigheter AB (2)	217	5,280
WM-Data AB Class B (1)	5,077	12,808

		3,109,947

SWITZERLAND—6.58%

ABB Ltd. (2)	28,609	187,585
Adecco SA	1,977	90,123
Ciba Specialty Chemicals AG	921	53,703
Clariant AG Registered (2)	3,262	43,414
Compagnie Financiere Richemont AG	7,156	240,749
Credit Suisse Group	17,593	694,189
Geberit AG Registered	56	35,844
Givaudan SA Registered (1)	100	58,192
Holcim Ltd.	2,635	160,432
Kudelski SA Bearer (2)	497	18,195
Kuoni Reisen Holding AG (2)	38	15,439
Logitech International SA (2)	1,154	37,112
Lonza Group AG Registered	532	29,463
Micronas Semiconductor Holdings AG (2)	502	19,005
Nestle SA	5,866	1,501,872
Nobel Biocare Holding AG	78	15,830
Nobel Biocare Holding AG (Sweden Shares) (2)	252	50,794
Novartis AG	34,239	1,631,638
Phonak Holding AG	687	25,794
PSP Swiss Property AG (2)	541	23,480
Rieter Holding AG	62	17,181
Roche Holding AG Genusschein	10,192	1,290,409
Schindler Holding AG Certificates of Participation	75	27,106
Serono SA (1)	93	59,454
SIG Holding AG	93	21,070
Societe Generale de Surveillance Holding SA	62	42,613
Straumann Holding AG	119	24,801
Sulzer AG Registered	51	21,059
Swatch Group AG (The) Class B (1)	468	65,756

Swatch Group AG (The) Registered	1,009	28,866
Swiss Re (1)	4,666	287,004
Swisscom AG	334	108,978
Syngenta AG (2)	1,570	161,645
Synthes Inc.	675	74,134
UBS AG Registered	15,536	1,212,708
Unaxis Holding AG Class R (1)(2)	97	13,326
Valora Holding AG (2)	58	13,141
Zurich Financial Services AG (2)	2,087	359,698

		8,761,802

UNITED KINGDOM—24.44%

Aegis Group PLC	15,694	27,990
Aggreko PLC	4,131	13,736
Alliance Unichem PLC	3,524	53,659
AMEC PLC	4,853	28,706
AMVESCAP PLC	10,809	64,517
Anglo American PLC	20,598	483,294
ARM Holdings PLC	20,557	41,730
Arriva PLC	2,835	27,695
Associated British Ports Holdings PLC	4,120	36,408
AstraZeneca PLC	23,698	981,655
Aviva PLC	34,268	382,055
BAA PLC	15,778	175,344
BAE Systems PLC	46,712	240,302
Balfour Beatty PLC	6,390	37,883
Barclays PLC (3)	93,740	933,375
Barratt Developments PLC	3,400	43,666
BBA Group PLC	5,973	33,029
Bellway PLC	1,627	25,168
Berkeley Group Holdings PLC	1,551	25,438
BG Group PLC	51,343	422,417
BHP Billiton PLC	35,977	459,147
BOC Group PLC	7,510	135,151
Boots Group PLC	11,145	121,659
Bovis Homes Group PLC	1,750	22,271
BP PLC	311,010	3,238,900
BPB PLC	7,007	66,441
Brambles Industries PLC	10,855	59,539
Britannic Group PLC	2,834	25,831
British Airways PLC (2)	7,855	37,100
British American Tobacco PLC	23,322	449,806
British Land Co. PLC	7,568	118,832
British Sky Broadcasting Group PLC	17,769	168,009
Brixton PLC	3,680	23,499
BT Group PLC	124,168	511,899
Bunzl PLC	5,129	47,898
Cable & Wireless PLC	33,968	90,720
Cadbury Schweppes PLC	30,011	286,718
Capita Group PLC	9,376	61,846
Carnival PLC	2,457	139,476
Cattles PLC	4,859	26,825
Centrica PLC	53,752	223,286
Close Brothers Group PLC	1,821	24,040
Cobham PLC	1,623	41,164
Compass Group PLC	31,189	131,097
Cookson Group PLC (2)	2,731	14,955
Corus Group PLC (2)	62,375	46,958
Daily Mail and General Trust PLC Class A	4,164	49,074
Davis Service Group PLC (The)	2,800	22,761
De La Rue PLC	2,459	17,895
Diageo PLC	43,702	644,686
Dixons Group PLC	28,268	79,550
Eircom Group PLC	7,244	16,137
Electrocomponents PLC	5,712	24,624
EMAP PLC	3,591	50,077
EMI Group PLC	11,954	54,424
Enterprise Inns PLC	5,182	77,466
Exel PLC	4,600	70,002
First Choice Holidays PLC	7,204	24,663

FirstGroup PLC	5,780	34,111
FKI PLC	6,964	12,139
Friends Provident PLC	27,585	89,989
Gallaher Group PLC	9,440	140,273
George Wimpey PLC	5,627	44,278
GKN PLC	11,565	53,483
GlaxoSmithKline PLC	85,062	2,059,861
Great Portland Estates PLC	2,365	14,816
Group 4 Securicor PLC (2)	16,107	42,440
GUS PLC	14,439	227,884
Hammerson PLC	3,789	60,411
Hanson PLC	11,096	106,705
Hays PLC	25,150	58,379
HBOS PLC	57,031	879,648
Hilton Group PLC	23,591	121,043
HMV Group PLC	6,211	26,329
HSBC Holdings PLC	162,547	2,593,081
ICAP PLC	6,833	36,376
IMI PLC	5,051	37,754
Imperial Chemical Industries PLC	17,327	78,887
Imperial Tobacco Group PLC	10,586	285,192
Inchcape PLC	1,092	40,263
Intercontinental Hotels Group PLC	6,739	85,103
International Power PLC (2)	21,544	79,550
Intertek Testing Services Ltd.	2,025	25,481
Invensys PLC (2)	76,382	14,376
iSOFT Group PLC	2,868	21,565
ITV PLC	60,438	133,248
J Sainsbury PLC	19,329	98,828
Johnson Matthey PLC	3,120	59,671
Kelda Group PLC	5,201	65,118
Kesa Electricals PLC	7,775	38,952
Kingfisher PLC	34,112	150,414
Land Securities Group PLC	6,820	169,921
Legal & General Group PLC	95,438	196,728
Liberty International PLC	3,419	59,353
Lloyds TSB Group PLC	81,428	690,370
LogicaCMG PLC	10,304	32,229
London Stock Exchange PLC	3,396	29,918
Man Group PLC	4,250	110,231
Marconi Corp. PLC (2)	2,976	16,110
Marks & Spencer Group PLC	24,208	156,427
Meggitt PLC	7,332	37,160
MFI Furniture Group PLC	9,514	18,887
Misys PLC	7,550	32,209
Mitchells & Butlers PLC	7,660	45,893
National Express Group PLC	1,974	32,163
National Grid Transco PLC	44,264	429,235
Next PLC	3,925	106,164
Pearson PLC	11,968	141,047
Peninsular & Oriental Steam Navigation Co. PLC	10,985	62,467
Persimmon PLC	3,747	52,454
Pilkington PLC	15,883	34,092
Premier Farnell PLC	5,332	15,435
Provident Financial PLC	3,617	46,550
Prudential Corp. PLC	34,545	307,279
Punch Taverns PLC	3,564	46,826
Rank Group PLC	9,223	44,470
Reckitt Benckiser PLC	8,913	262,807
Reed International PLC	18,761	179,742
Rentokil Initial PLC	27,854	79,758
Reuters Group PLC	21,137	149,654
Rexam PLC	7,762	67,026
Rio Tinto PLC	15,575	476,829
Rolls-Royce Group PLC (2)	22,136	113,974
Royal & Sun Alliance Insurance Group PLC	43,432	65,199
Royal Bank of Scotland Group PLC	46,092	1,392,933
SABMiller PLC	12,694	198,296
Sage Group PLC	19,770	79,290
Schroders PLC	1,750	23,745

Scottish & Newcastle PLC	11,093	92,210
Scottish & Southern Energy PLC	12,512	227,187
Scottish Power PLC	27,068	240,892
Serco Group PLC	6,684	30,551
Severn Trent PLC	5,272	96,104
Shell Transport & Trading Co. PLC	139,463	1,356,769
Signet Group PLC	24,254	47,278
Slough Estates PLC	5,900	55,151
Smith & Nephew PLC	13,652	134,833
Smiths Group PLC	8,288	136,525
SSL International PLC	2,302	11,677
Stagecoach Group PLC	11,851	25,066
Stolt Offshore SA (2)	2,881	26,330
Stolt-Nielsen SA (2)	507	17,061
Tate & Lyle PLC	6,937	59,311
Taylor Woodrow PLC	8,540	51,701
Tesco PLC	112,170	640,876
3i Group PLC	9,026	109,691
TI Automotive Ltd. (2)(4)	7,024	—
Tomkins PLC	11,645	54,583
Travis Perkins PLC	1,646	51,277
Trinity Mirror PLC	4,061	44,985
Unilever PLC	39,926	385,379
United Business Media PLC	3,831	34,025
United Utilities PLC	8,495	100,497
United Utilities PLC Class A	9,385	55,513
Vodafone Group PLC	941,863	2,296,010
Whitbread PLC	3,587	61,338
William Hill PLC	5,644	54,579
Wolseley PLC	8,627	181,541
WPP Group PLC	17,259	177,727
Yell Group PLC	10,366	79,014

		32,536,693

TOTAL COMMON STOCKS (Cost: $117,483,016)		129,567,949

Security	Shares	Value
PREFERRED STOCKS—0.26%

GERMANY—0.22%

Fresenius Medical Care AG (1)	385	26,847
Henkel KGaA (1)	823	73,751
Porsche AG	117	88,053
Prosieben Satellite Media AG (1)	1,119	19,278
RWE AG	553	31,653
Volkswagen AG (1)	1,577	55,978

		295,560

ITALY—0.04%

Banca Intesa SpA (1)	13,103	56,076

		56,076

TOTAL PREFERRED STOCKS (Cost: $257,025)		351,636

Security	Shares	Value
EXCHANGE-TRADED FUNDS—1.29%

iShares MSCI EAFE Index Fund (1)(3)	32,751	1,715,825

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,600,501)		1,715,825

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—22.56%

COMMERCIAL PAPER (5)—5.93%
Alpine Securitization Corp.
3.29%, 08/08/05	41,640	41,495
Amstel Funding Corp.
2.95%-3.18%, 07/18/05-08/19/05 (6)	279,774	279,209
Amsterdam Funding Corp.
3.14%-3.24%, 07/19/05-07/26/05 (6)	638,480	637,278
ANZ National Bank Ltd.
2.94%, 08/15/05 (6)	69,400	69,145
Barton Capital Corp.
3.15%-3.29%, 07/14/05-07/28/05	264,060	263,615
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	138,800	138,680
Bryant Park Funding LLC
3.10%, 07/06/05 (6)	53,596	53,573
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (6)	49,976	49,924
Cantabric Finance LLC
3.08%-3.12%, 07/11/05-07/25/05 (6)	138,800	138,553
Chariot Funding LLC
3.13%-3.29%, 07/12/05-07/28/05 (6)	173,794	173,523
Charta LLC
3.31%, 08/11/05 (6)	208,200	207,415
Chesham Finance LLC
3.12%-3.17%, 07/08/05-07/13/05 (6)	130,472	130,363
Dexia Delaware LLC
3.04%, 07/01/05	184,049	184,049
Edison Asset Securitization LLC
3.12%, 09/06/05 (6)	104,100	103,496
Fairway Finance LLC
3.12%-3.23%, 07/11/05-09/15/05 (6)	229,640	228,680
Falcon Asset Securitization Corp.
3.17%-3.24%, 07/14/05-07/21/05 (6)	368,163	367,528
Ford Credit Floorplan Motown
3.33%, 08/08/05 (6)	27,760	27,662
Gemini Securitization Corp.
3.18%-3.24%, 07/15/05-07/25/05	150,332	150,082
General Electric Capital Corp.
2.74%, 07/07/05	69,400	69,368
Giro Funding Corp.
3.07%-3.30%, 07/01/05-07/29/05	131,860	131,683
Grampian Funding LLC
3.00%-3.13%, 07/05/05-09/09/05 (6)	462,204	460,249
Jupiter Securitization Corp.
3.12%-3.24%, 07/13/05-07/27/05 (6)	419,852	419,232
Liberty Street Funding Corp.
3.05%, 07/01/05 (6)	69,400	69,401
Lockhart Funding LLC
3.15%-3.16%, 07/11/05-07/12/05 (6)	203,117	202,937
Mortgage Interest Networking Trust
3.12%-3.27%, 07/05/05-07/25/05	265,108	264,789
Nordea North America Inc.
2.74%, 07/11/05	69,400	69,347
Park Avenue Receivables Corp.
3.25%, 07/22/05 (6)	276,212	275,689
Park Granada LLC
3.08%-3.09%, 07/01/05 (6)	69,456	69,457
Polonius Inc.
3.15%, 07/11/05 (6)	97,160	97,075
Ranger Funding Co. LLC
3.07%-3.13%, 07/06/05-07/13/05 (6)	451,473	451,178
Santander Central Hispano
2.75%, 07/08/05	173,500	173,407
Scaldis Capital LLC
2.75%-3.29%, 07/08/05-07/29/05 (6)	248,298	247,813
Sydney Capital Corp.

3.11%-3.21%, 07/08/05-08/17/05 (6)	504,816	503,456
Thames Asset Global Securitization No. 1 Inc.
3.12%-3.19%, 07/07/05-07/15/05 (6)	451,931	451,458
Three Pillars Funding Corp.
3.30%, 07/28/05	20,183	20,133
Tulip Funding Corp.
3.02%-3.07%, 07/01/05 (6)	270,660	270,662
UBS Finance Delaware LLC
3.03%, 07/01/05	208,200	208,201
Windmill Funding Corp.
3.17%-3.24%, 07/26/05	120,756	120,487
Yorktown Capital LLC
3.15%, 07/13/05	80,672	80,587

		7,900,879

FLOATING RATE NOTES (5)—10.02%

Allstate Life Global Funding II
3.19%-3.30%, 06/08/06-06/27/06 (6)	258,168	258,171
American Express Bank
3.24%-3.29%, 10/17/05-06/29/06	340,060	340,065
American Express Centurion Bank
3.29%, 06/29/06	55,520	55,521
American Express Credit Corp.
3.19%-3.32%, 08/09/05-10/26/05	395,580	395,627
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (6)	90,220	90,221
Bank of Nova Scotia
3.06%-3.23%, 09/26/05-01/03/06	90,220	90,207
Beta Finance Inc.
3.13%-3.60%, 09/23/05-06/09/06 (6)	713,432	713,372
BMW US Capital LLC
3.19%, 07/14/06 (6)	138,800	138,801
Canadian Imperial Bank of Commerce
3.14%-3.26%, 09/13/05-12/14/05	471,920	471,876
CC USA Inc.
3.12%-3.27%, 07/29/05-06/26/06 (6)	519,112	519,079
Commodore CDO Ltd.
3.47%, 12/12/05 (6)	34,700	34,701
Credit Suisse First Boston
3.15%, 05/09/06	138,800	138,801
Danske Bank
3.14%-3.24%, 08/12/05-10/17/05	416,400	416,377
DEPFA Bank PLC
3.42%, 03/15/06	138,800	138,801
Dorada Finance Inc.
3.12%-3.29%, 07/29/05-06/26/06 (6)	335,896	335,909
Fairway Finance LLC
3.21%, 10/20/05	55,520	55,519
Fifth Third Bancorp
3.26%, 04/21/06 (6)	277,600	277,601
Five Finance Inc.
3.27%-3.30%, 02/27/06-06/26/06 (6)	97,160	97,163
General Electric Capital Corp.
3.28%, 07/07/06	62,460	62,527
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	19,939	19,939
Greenwich Capital Holdings Inc.
3.09%-3.15%, 09/02/05-02/10/06	159,620	159,622
Hartford Life Global Funding Trust
3.21%, 07/15/06	138,800	138,801
HBOS Treasury Services PLC
3.15%-3.51%, 01/10/06-04/24/06 (6)	416,400	416,403
HSBC Bank USA N.A.
3.57%, 05/04/06	48,580	48,613
K2 USA LLC
3.09%-3.24%, 07/25/05-06/02/06 (6)	610,720	610,723
Leafs LLC
3.26%, 01/20/06-02/21/06 (6)	145,740	145,742
Links Finance LLC

3.19%-3.58%, 11/16/05-03/15/06 (6)	541,320	541,400
Lothian Mortgages PLC
3.29%, 01/24/06 (6)	208,200	208,201
Marshall & Ilsley Bank
3.36%, 02/20/06	138,800	138,907
Metropolitan Life Global Funding I
3.14%, 07/06/06 (6)	208,200	208,201
National City Bank (Ohio)
3.09%-3.11%, 08/09/05-01/06/06	208,200	208,185
Nationwide Building Society
3.16%-3.51%, 01/13/06-07/07/06 (6)	513,560	513,631
Norddeutsche Landesbank
3.11%, 07/27/05	138,800	138,797
Northern Rock PLC
3.15%-3.28%, 10/25/05-05/03/06 (6)	416,400	416,402
Permanent Financing PLC
3.15%-3.20%, 09/12/05-06/12/06	534,380	534,383
Principal Life Income Funding Trusts
3.21%, 05/10/06	104,100	104,106
Royal Bank of Scotland
3.07%-3.26%, 04/05/06-06/27/06	393,845	393,734
Sedna Finance Inc.
3.19%, 01/10/06-01/17/06 (6)	76,340	76,332
Sigma Finance Inc.
3.10%-3.60%, 08/17/05-03/20/06 (6)	792,548	792,569
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (6)	138,800	138,801
Societe Generale
3.15%-3.26%, 03/30/06-06/13/06	215,140	215,091
SunTrust Bank
3.17%, 04/28/06	208,200	208,201
Tango Finance Corp.
3.19%-3.28%, 07/25/05-06/21/06 (6)	476,084	476,054
Toronto-Dominion Bank
3.81%, 06/20/06	173,500	173,516
UniCredito Italiano SpA
3.34%, 06/14/06	180,440	180,380
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (6)	357,988	357,988
Wells Fargo & Co.
3.19%, 07/14/06 (6)	69,400	69,408
WhistleJacket Capital LLC
3.14%-3.24%, 07/15/05-06/22/06 (6)	464,980	464,963
White Pine Finance LLC
3.07%-3.28%, 07/05/05-06/20/06 (6)	466,368	466,352
Winston Funding Ltd.
3.23%, 07/23/05 (6)	99,103	99,104
World Savings Bank
3.13%, 09/09/05	48,580	48,579

		13,343,467

MONEY MARKET FUNDS—1.07%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares
3.22% (3)(5)(7)	555,200	555,200
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.20% (3)(7)	795,007	795,007
BlackRock Temp Cash Money Market Fund
3.04% (5)(7)	20,106	20,106
Short Term Investment Co.—Prime Money Market Portfolio, Institutional Shares
3.13% (5)(7)	48,657	48,657

		1,418,970

REPURCHASE AGREEMENTS (5)—3.65%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $2,357,680 and effective yields of 3.40%-3.44%. (8)	$2,357,457	2,357,457

Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $1,804,572 and effective yields of 3.43%-3.44%. (8)	1,804,400	1,804,400
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $694,066 and an effective yield of 3.40%. (8)	694,000	694,000

		4,855,857

TIME DEPOSITS (5)—1.73%

American Express Centurion Bank
3.08%, 07/01/05	104,100	104,101
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	138,800	138,801
BNP Paribas (New York)
2.78%-3.03%, 07/11/05-08/23/05	194,320	194,322
Credit Suisse First Boston
3.16%, 07/13/05	69,400	69,401
Deutsche Bank AG
3.31%, 07/01/05	5,707	5,707
HBOS Treasury Services PLC
3.39%, 12/14/05	83,280	83,281
Key Bank N.A.
3.34%, 07/01/05	416,400	416,400
Natexis Banques
2.98%, 08/18/05	138,800	138,801
Toronto-Dominion Bank
2.66%-3.18%, 09/14/05-11/09/05	249,840	249,834
UBS AG
2.67%-3.40%, 11/09/05-12/15/05	111,040	111,039
UBS Finance Delaware LLC
3.02%-3.05%, 07/01/05-07/05/05	97,160	97,160
US Bank N.A.
3.12%, 07/08/05	138,800	138,801
Washington Mutual Bank
3.15%-3.28%, 07/28/05-08/09/05	416,400	416,403
Wells Fargo Bank N.A.
3.04%, 07/01/05	138,800	138,801

		2,302,852

U.S. GOVERNMENT AGENCY NOTES (5)—0.16%

Federal National Mortgage Association
2.33%, 07/22/05	208,200	207,918

		207,918

TOTAL SHORT-TERM INVESTMENTS (Cost: $30,029,943)		30,029,943

TOTAL INVESTMENTS IN SECURITIES—121.43% (Cost: $149,370,485)		161,665,353

Other Assets, Less Liabilities—(21.43)%		(28,525,463)

NET ASSETS—100.00%		$133,139,890

NYS	New York Registered Shares
(1)	All or a portion of this security represents a security on loan. See Note 4.
(2)	Non-income earning security.
(3)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(6)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

As of June 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
Euro 50 Index (09/16/05)	13	$503,316	$6,618
FTSE 100 Index (09/16/05)	5	459,002	5,394
TOPIX Index (09/08/05)	4	423,969	8,920

			$20,932

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO

Schedule of Investments

June 30, 2005 (Unaudited)

Security	Shares	Value
COMMON STOCKS—95.02%

ADVERTISING—0.31%

ADVO Inc.	6,359	$202,534
Catalina Marketing Corp. (1)	10,770	273,666
FTD Group Inc. (2)	2,609	29,612
Greenfield Online Inc. (2)	3,326	40,411
Marchex Inc. Class B (1)(2)	4,072	61,243
ValueVision Media Inc. Class A (2)	5,500	66,055
Ventiv Health Inc. (2)	5,431	104,710

		778,231

AEROSPACE & DEFENSE—1.28%

AAR Corp. (2)	6,603	103,733
ARGON ST Inc. (2)	1,763	62,586
Armor Holdings Inc. (2)	7,016	277,904
BE Aerospace Inc. (2)	11,694	182,777
Curtiss-Wright Corp.	4,370	235,761
DRS Technologies Inc.	5,545	284,348
EDO Corp.	3,364	100,617
Engineered Support Systems Inc.	8,450	302,764
Esterline Technologies Corp. (2)	5,089	203,967
GenCorp Inc. (2)	11,026	212,361
HEICO Corp. (1)	4,362	102,114
Herley Industries Inc. (2)	2,580	47,059
Innovative Solutions & Support Inc. (2)	1,811	60,795
Kaman Corp. Class A	4,446	80,206
Moog Inc. Class A (2)	8,043	253,274
MTC Technologies Inc. (2)	2,032	74,839
Orbital Sciences Corp. (1)(2)	11,343	112,296
Sequa Corp. Class A (2)	1,463	96,807
Teledyne Technologies Inc. (2)	6,797	221,446
Triumph Group Inc. (2)	3,552	123,468
United Industrial Corp.	2,265	80,951

		3,220,073

AGRICULTURE—0.31%

Alico Inc.	785	40,373
Alliance One International Inc.	17,673	106,214
Delta & Pine Land Co.	7,743	194,040
Maui Land & Pineapple Co. Inc. (2)	717	27,303
Tejon Ranch Co. (2)	1,883	96,918
Universal Corp. (1)	5,177	226,649
Vector Group Ltd. (1)	5,087	94,466

		785,963

AIRLINES—0.52%

AirTran Holdings Inc. (2)	17,667	163,066
Alaska Air Group Inc. (2)	5,584	166,124
America West Holdings Corp. Class B (1)(2)	8,702	52,212
Continental Airlines Inc. Class B (1)(2)	14,000	185,920
Delta Air Lines Inc. (1)(2)	25,172	94,647
ExpressJet Holdings Inc. (2)	8,911	75,833
Frontier Airlines Inc. (2)	7,426	76,711
MAIR Holdings Inc. (1)(2)	2,313	20,447
Mesa Air Group Inc. (1)(2)	6,085	40,830
Northwest Airlines Corp. (1)(2)	17,408	79,380

Pinnacle Airlines Corp. (2)	3,894	33,449
Republic Airways Holdings Inc. (2)	2,432	35,142
SkyWest Inc.	11,905	216,433
World Air Holdings Inc. (2)	4,760	55,787

		1,295,981

APPAREL—0.85%

Carter’s Inc. (2)	3,767	219,917
Cherokee Inc.	1,482	51,307
Deckers Outdoor Corp. (1)(2)	2,053	50,504
DHB Industries Inc. (2)	5,546	46,864
Guess? Inc. (2)	3,292	54,581
Gymboree Corp. (2)	6,365	86,946
Hartmarx Corp. (2)	5,317	53,542
Kellwood Co.	5,820	156,558
K-Swiss Inc. Class A	5,371	173,698
OshKosh B’Gosh Inc. Class A	1,676	43,559
Oxford Industries Inc. (1)	2,941	126,610
Perry Ellis International Inc. (2)	1,951	45,634
Phillips-Van Heusen Corp.	5,397	176,428
Russell Corp.	6,633	135,645
Skechers U.S.A. Inc. Class A (2)	4,553	64,926
Steven Madden Ltd. (2)	2,679	47,579
Stride Rite Corp.	7,363	101,536
Warnaco Group Inc. (The) (2)	9,466	220,084
Wolverine World Wide Inc.	11,994	287,976

		2,143,894

AUTO MANUFACTURERS—0.13%

A.S.V. Inc. (1)(2)	1,787	72,445
Noble International Ltd.	1,465	34,501
R & B Inc. (2)	2,075	29,133
Titan International Inc.	2,517	35,188
Wabash National Corp.	6,351	153,885

		325,152

AUTO PARTS & EQUIPMENT—0.73%

Accuride Corp. (2)	2,167	23,035
Aftermarket Technology Corp. (2)	4,368	76,134
American Axle & Manufacturing Holdings Inc.	8,685	219,470
ArvinMeritor Inc.	14,356	255,393
Bandag Inc.	2,354	108,402
Commercial Vehicle Group Inc. (2)	2,559	45,422
Cooper Tire & Rubber Co.	12,935	240,203
Hayes Lemmerz International Inc. (2)	7,962	56,689
Keystone Automotive Industries Inc. (2)	3,209	79,359
Modine Manufacturing Co.	7,100	231,176
Standard Motor Products Inc.	2,947	38,900
Strattec Security Corp. (2)	753	41,008
Superior Industries International Inc. (1)	4,641	109,992
Tenneco Automotive Inc. (2)	8,885	147,846
Visteon Corp.	26,102	157,395

		1,830,424

BANKS—8.06%

ABC Bancorp	2,230	40,318
ACE Cash Express Inc. (2)	2,270	58,021
Alabama National Bancorp (1)	2,800	183,036
AMCORE Financial Inc.	5,421	161,979
Amegy Bancorporation Inc.	14,237	318,624
AmericanWest Bancorporation (2)	1,963	39,162
Ames National Corp. (1)	535	59,150
Arrow Financial Corp.	1,949	54,260
Banc Corp. (The) (2)	2,518	26,640
BancFirst Corp.	724	62,981

Bancorp Inc. (The) (2)	1,678	29,264
BancorpSouth Inc.	15,991	377,388
BancTrust Financial Group Inc.	4,446	86,830
Bank of Granite Corp.	2,476	47,391
Bank of the Ozarks Inc. (1)	2,518	82,691
Banner Corp.	2,140	59,941
Boston Private Financial Holdings Inc.	5,840	147,168
Camden National Corp.	2,023	66,253
Capital City Bank Group Inc. (1)	1,759	71,064
Capital Corp of the West	1,829	50,755
Capital Crossing Bank (2)	1,043	35,566
Capitol Bancorp Ltd.	2,622	88,125
Cardinal Financial Corp. (2)	4,546	42,687
Cascade Bancorp (1)	5,333	112,206
Cathay General Bancorp	9,155	308,615
Center Financial Corp.	2,181	54,154
Central Coast Bancorp (2)	2,226	40,291
Central Pacific Financial Corp.	6,254	222,642
Chemical Financial Corp. (1)	5,249	173,794
Chittenden Corp.	9,869	268,437
Citizens & Northern Corp. (1)	1,578	49,297
Citizens Banking Corp.	9,173	277,208
City Bank	3,053	94,704
City Holding Co.	3,389	123,766
Coastal Financial Corp.	5,659	83,414
CoBiz Inc. (1)	2,804	50,837
Colony Bankcorp Inc.	1,057	31,752
Columbia Bancorp	1,071	39,038
Columbia Banking System Inc.	3,001	73,885
Commercial Bankshares Inc.	831	32,251
Community Bancorp (2)	952	29,531
Community Bank System Inc. (1)	6,034	147,169
Community Banks Inc.	2,454	63,608
Community Trust Bancorp Inc.	2,889	94,528
Corus Bankshares Inc.	3,696	205,091
CVB Financial Corp. (1)	9,588	188,692
Enterprise Financial Services Corp.	1,476	34,907
EuroBancshares Inc. (2)	4,785	76,799
Farmers Capital Bank Corp.	2,461	85,249
Financial Institutions Inc.	1,697	30,580
First BanCorp (Puerto Rico)	7,330	294,299
First Bancorp Inc. (North Carolina)	2,182	48,288
First Busey Corp. Class A	2,579	49,800
First Charter Corp.	6,028	132,435
First Citizens BancShares Inc. Class A	1,155	166,955
First Commonwealth Financial Corp. (1)	14,321	196,198
First Community Bancorp	2,946	139,935
First Community Bancshares Inc. (1)	1,951	63,407
First Financial Bancorp (1)	7,623	144,075
First Financial Bankshares Inc. (1)	3,570	120,809
First Financial Corp.	2,599	74,669
First Indiana Corp.	2,744	81,414
First Merchants Corp.	3,806	94,579
First Midwest Bancorp Inc.	9,761	343,294
First Oak Brook Bancshares Inc. Class A	1,171	33,046
First Regional Bancorp (2)	471	31,157
First Republic Bank	4,372	154,463
1st Source Corp.	2,298	52,716
First South Bancorp Inc.	909	28,979
First State Bancorp	2,956	57,021
FNB Corp. (Pennsylvania) (1)	11,188	219,844
FNB Corp. (Virginia)	1,295	36,260
Fremont General Corp. (1)	13,256	322,518
Frontier Financial Corp.	4,822	121,804
GB&T Bancshares Inc.	2,432	57,784

Glacier Bancorp Inc. (1)	6,447	168,460
Gold Bancorp Inc.	8,234	119,805
Great Southern Bancorp Inc. (1)	1,882	58,888
Greater Bay Bancorp (1)	10,701	282,185
Greene County Bancshares Inc.	1,196	32,675
Hancock Holding Co. (1)	5,726	196,974
Hanmi Financial Corp. (1)	7,930	132,431
Harleysville National Corp.	5,493	127,218
Heartland Financial USA Inc.	1,943	37,947
Heritage Commerce Corp.	2,304	42,301
Hudson United Bancorp	8,875	320,387
IBERIABANK Corp.	1,540	94,879
Independent Bank Corp. (Massachusetts)	2,950	83,219
Independent Bank Corp. (Michigan)	4,120	117,173
Integra Bank Corp.	2,955	66,842
Interchange Financial Services Corp.	3,269	59,986
Irwin Financial Corp.	4,310	95,639
KNBT Bancorp Inc.	6,510	98,236
Lakeland Bancorp Inc. (1)	3,299	51,497
Lakeland Financial Corp.	1,066	43,365
Macatawa Bank Corp.	2,013	69,831
Main Street Banks Inc.	3,276	83,407
MainSource Financial Group Inc.	2,249	40,684
MB Financial Inc.	4,324	172,225
MBT Financial Corp.	2,782	53,553
Mercantile Bank Corp.	1,344	59,096
Mid-State Bancshares	4,597	127,659
Midwest Banc Holdings Inc.	2,202	42,477
Nara Bancorp Inc. (1)	3,884	57,017
National Penn Bancshares Inc. (1)	6,827	170,538
NBC Capital Corp.	2,109	51,333
NBT Bancorp Inc.	6,565	155,197
NewAlliance Bancshares Inc.	22,321	313,610
Northern Empire Bancshares (1)(2)	1,555	48,112
Old National Bancorp (1)	14,673	314,002
Old Second Bancorp Inc.	2,604	75,750
Omega Financial Corp.	2,412	74,893
Oriental Financial Group Inc.	4,222	64,428
Pacific Capital Bancorp	9,261	343,398
Park National Corp. (1)	3,054	337,467
Peapack-Gladstone Financial Corp. (1)	1,564	43,323
PennRock Financial Services Corp.	1,703	61,121
Pennsylvania Commerce Bancorp Inc. (2)	826	27,051
Peoples Bancorp Inc.	2,010	53,768
Pinnacle Financial Partners Inc. (2)	1,414	33,936
Placer Sierra Bancshares	1,252	34,142
PremierWest Bancorp (2)	2,629	38,962
PrivateBancorp Inc. (1)	3,508	124,113
Prosperity Bancshares Inc.	4,125	118,016
Provident Bankshares Corp.	6,789	216,637
R&G Financial Corp. Class B	6,274	110,987
Renasant Corp.	2,411	74,162
Republic Bancorp Inc. (1)	13,985	209,495
Republic Bancorp Inc. Class A	1,315	28,549
S&T Bancorp Inc. (1)	5,355	193,315
Sandy Spring Bancorp Inc.	2,794	97,874
Santander BanCorp	1,445	36,212
SCBT Financial Corp.	1,814	57,413
Seacoast Banking Corp. of Florida	2,111	41,566
Security Bank Corp.	1,835	42,021
Signature Bank (2)	2,213	53,997
Simmons First National Corp. Class A	2,790	75,637
Southside Bancshares Inc.	1,803	36,961
Southwest Bancorp Inc.	2,655	54,374
State Bancorp Inc.	2,014	45,557

State Financial Services Corp. Class A	1,049	42,233
Sterling Bancorp	4,074	86,980
Sterling Bancshares Inc.	8,862	137,893
Sterling Financial Corp. (Pennsylvania)	5,009	106,742
Suffolk Bancorp	2,093	67,583
Summit Bancshares Inc.	1,885	32,610
Summit Financial Group Inc.	1,029	33,638
Sun Bancorp Inc. (New Jersey) (2)	2,131	44,048
Susquehanna Bancshares Inc.	9,616	236,457
SVB Financial Group (1)(2)	7,443	356,520
SY Bancorp Inc.	2,938	67,133
Taylor Capital Group Inc.	817	32,067
Texas Capital Bancshares Inc. (2)	4,480	88,435
Texas Regional Bancshares Inc. Class A	8,551	260,634
Tompkins Trustco Inc.	2,212	96,001
TriCo Bancshares	2,292	51,203
TrustCo Bank Corp. NY (1)	15,010	196,031
Trustmark Corp. (1)	9,759	285,548
UCBH Holdings Inc.	18,626	302,486
UMB Financial Corp.	3,427	195,442
Umpqua Holdings Corp.	8,846	208,235
Union Bankshares Corp.	1,709	66,002
United Bancshares Inc.	7,794	277,544
United Community Banks Inc.	6,255	162,755
United PanAm Financial Corp. (2)	960	26,314
United Security Bancshares Inc.	1,132	34,820
Univest Corp. of Pennsylvania	2,236	66,991
Unizan Financial Corp.	4,983	133,495
USB Holding Co. Inc.	2,856	66,830
Vineyard National Bancorp	1,556	49,107
Virginia Commerce Bancorp Inc. (2)	1,759	42,796
Virginia Financial Group Inc.	1,345	47,196
W Holding Co. Inc.	21,943	224,257
Washington Trust Bancorp Inc.	2,456	67,958
WesBanco Inc.	4,476	134,370
West Bancorporation	3,253	61,156
West Coast Bancorp	3,035	74,084
Westamerica Bancorp	6,568	346,856
Western Sierra Bancorp (2)	1,295	43,836
Wilshire Bancorp Inc.	3,218	46,114
Wintrust Financial Corp.	4,720	247,092
Yardville National Bancorp	1,841	65,816

		20,254,769

BEVERAGES—0.15%

Boston Beer Co. Inc. Class A (2)	1,880	42,187
Coca-Cola Bottling Co. Consolidated	947	47,861
Farmer Brothers Co.	1,393	31,008
Green Mountain Coffee Roasters Inc. (2)	959	32,539
Hansen Natural Corp. (1)(2)	1,619	137,162
Peet’s Coffee & Tea Inc. (2)	2,841	93,867

		384,624

BIOTECHNOLOGY—2.06%

Aastrom Biosciences Inc. (2)	21,005	65,746
Alexion Pharmaceuticals Inc. (2)	5,793	133,471
Applera Corp.—Celera Genomics Group (2)	15,247	167,260
Arena Pharmaceuticals Inc. (2)	7,158	48,818
ARIAD Pharmaceuticals Inc. (2)	11,056	73,633
ArQule Inc. (2)	6,573	42,593
Barrier Therapeutics Inc. (2)	3,005	23,830
Bio-Rad Laboratories Inc. Class A (2)	3,596	212,919
Cambrex Corp.	5,698	108,547
Cell Genesys Inc. (1)(2)	9,214	49,295
CoTherix Inc. (2)	2,561	26,097

CuraGen Corp. (1)(2)	8,753	44,990
Curis Inc. (2)	10,493	40,923
deCODE genetics Inc. (1)(2)	11,203	105,196
Digene Corp. (2)	3,316	91,787
Diversa Corp. (2)	4,803	25,024
Encysive Pharmaceuticals Inc. (2)	11,958	129,266
Enzo Biochem Inc. (2)	5,661	101,502
Enzon Pharmaceuticals Inc. (2)	9,015	58,417
Exelixis Inc. (2)	15,612	115,997
Genitope Corp. (2)	4,911	63,057
Geron Corp. (1)(2)	11,373	88,027
GTx Inc. (2)	1,572	15,626
Human Genome Sciences Inc. (2)	26,766	309,950
ICOS Corp. (2)	13,090	277,115
Illumina Inc. (2)	7,436	89,753
Immunogen Inc. (2)	8,543	49,464
Incyte Corp. (1)(2)	16,954	121,221
Integra LifeSciences Holdings Corp. (1)(2)	4,200	122,640
InterMune Inc. (2)	6,089	79,401
Keryx Biopharmaceuticals Inc. (1)(2)	4,902	64,706
Lexicon Genetics Inc. (2)	13,560	66,986
LifeCell Corp. (2)	6,080	96,125
Martek Biosciences Corp. (2)	6,453	244,891
Maxygen Inc. (2)	5,179	35,528
Momenta Pharmaceuticals Inc. (2)	1,650	32,620
Myogen Inc. (1)(2)	4,721	33,000
Myriad Genetics Inc. (1)(2)	6,594	103,196
Nanogen Inc. (1)(2)	11,343	43,557
Nektar Therapeutics (2)	17,465	294,111
Orchid Cellmark Inc. (2)	5,062	54,720
Regeneron Pharmaceuticals Inc. (2)	8,282	69,486
Savient Pharmaceuticals Inc. (2)	12,578	55,469
Seattle Genetics Inc. (2)	6,728	36,062
Serologicals Corp. (2)	7,178	152,532
StemCells Inc. (2)	12,886	54,250
SuperGen Inc. (2)	11,834	58,460
Telik Inc. (2)	10,665	173,413
Tercica Inc. (2)	2,209	19,196
Transkaryotic Therapies Inc. (1)(2)	6,160	225,333
Vertex Pharmaceuticals Inc. (1)(2)	19,496	328,313
ViroLogic Inc. (2)	25,043	62,107

		5,185,626

BUILDING MATERIALS—0.96%

Aaon Inc. (2)	1,688	30,030
Apogee Enterprises Inc.	5,536	85,088
Comfort Systems USA Inc. (2)	7,873	51,804
Drew Industries Inc. (1)(2)	1,766	80,176
Eagle Materials Inc. (1)	3,787	350,638
ElkCorp	4,211	120,224
Genlyte Group Inc. (The) (2)	5,044	245,845
Interline Brands Inc. (2)	2,502	49,540
Lennox International Inc.	10,064	213,055
LSI Industries Inc.	3,890	54,227
NCI Building Systems Inc. (2)	4,216	138,285
Simpson Manufacturing Co. Inc. (1)	7,359	224,817
Texas Industries Inc.	4,630	260,345
Trex Co. Inc. (1)(2)	2,272	58,390
Universal Forest Products Inc.	3,210	133,054
York International Corp.	8,502	323,076

		2,418,594

CHEMICALS—1.56%

American Vanguard Corp. (1)	2,185	45,688
Arch Chemicals Inc.	4,972	124,101

Balchem Corp.	1,597	47,990
Cabot Microelectronics Corp. (1)(2)	5,075	147,124
Ferro Corp.	8,940	177,548
Fuller (H.B.) Co.	6,307	214,816
Georgia Gulf Corp.	6,958	216,046
Grace (W.R.) & Co. (2)	13,576	105,757
Great Lakes Chemical Corp.	10,586	333,141
Hercules Inc. (2)	22,991	325,323
Kronos Worldwide Inc.	710	21,435
MacDermid Inc.	6,134	191,135
Minerals Technologies Inc.	4,146	255,394
NewMarket Corp. (2)	3,493	51,661
NL Industries Inc.	1,843	28,364
Octel Corp.	2,480	44,640
Olin Corp.	14,508	264,626
OM Group Inc. (2)	5,767	142,387
Pioneer Companies Inc. (2)	2,314	50,885
PolyOne Corp. (2)	18,748	124,112
Schulman (A.) Inc.	6,260	111,991
Sensient Technologies Corp. (1)	9,694	199,793
Spartech Corp.	6,521	116,074
Stepan Co.	1,151	25,437
Symyx Technologies Inc. (2)	6,686	187,074
Terra Industries Inc. (1)(2)	18,979	129,247
UAP Holding Corp.	6,821	113,229
Wellman Inc.	6,432	65,542
Westlake Chemical Corp.	2,749	67,350

		3,927,910

COAL—0.14%

Alpha Natural Resources Inc. (2)	6,045	144,355
Foundation Coal Holdings Inc.	4,822	125,083
James River Coal Co. (2)	2,696	93,416

		362,854

COMMERCIAL SERVICES—4.80%

Aaron Rents Inc.	7,958	198,075
ABM Industries Inc.	7,977	155,551
Administaff Inc. (1)	4,499	106,896
Advance America Cash Advance Centers Inc.	14,101	225,616
Advisory Board Co. (The) (1)(2)	4,028	196,325
Albany Molecular Research Inc. (2)	4,951	69,314
Alderwoods Group Inc. (2)	8,000	114,960
AMN Healthcare Services Inc. (2)	3,095	46,518
Arbitron Inc.	6,673	286,272
Bankrate Inc. (2)	1,983	39,938
Banta Corp.	5,112	231,880
BearingPoint Inc. (2)	37,622	275,769
Bowne & Co. Inc.	7,365	106,498
Bright Horizons Family Solutions Inc. (2)	5,606	228,276
CDI Corp. (1)	2,888	63,305
Central Parking Corp.	4,189	57,599
Century Business Services Inc. (2)	12,236	49,556
Cenveo Inc. (2)	10,071	76,137
Chemed Corp.	5,312	217,155
Clark Inc.	3,990	57,177
Coinstar Inc. (1)(2)	5,106	115,855
Consolidated Graphics Inc. (2)	2,495	101,721
Corinthian Colleges Inc. (2)	18,678	238,518
Corrections Corp. of America (2)	8,140	319,495
CorVel Corp. (2)	1,270	31,902
CoStar Group Inc. (1)(2)	3,440	149,984
CRA International Inc. (1)(2)	2,308	124,286
Cross Country Healthcare Inc. (2)	6,526	110,942
DeVry Inc. (1)(2)	11,900	236,810

DiamondCluster International Inc. Class A (2)	6,059	68,467
Dollar Thrifty Automotive Group Inc. (2)	5,548	210,713
Educate Inc. (2)	3,631	51,379
Electro Rent Corp. (2)	3,606	52,431
Euronet Worldwide Inc. (1)(2)	6,350	184,594
Exponent Inc. (2)	1,563	44,671
First Advantage Corp. Class A (2)	601	14,009
Forrester Research Inc. (2)	2,813	50,156
FTI Consulting Inc. (2)	8,717	182,185
Gartner Inc. Class A (1)(2)	12,451	132,230
Geo Group Inc. (The) (2)	2,360	59,118
Gevity HR Inc.	5,645	113,069
Healthcare Services Group Inc. (1)	5,394	108,312
Heidrick & Struggles International Inc. (2)	3,945	102,886
Hooper Holmes Inc.	13,139	54,527
Hudson Highland Group Inc. (2)	4,572	71,277
Huron Consulting Group Inc. (2)	1,336	31,463
iPayment Holdings Inc. (2)	2,505	91,483
Jackson Hewitt Tax Service Inc.	7,692	181,839
Kelly Services Inc. Class A	3,710	106,254
Kforce Inc. (2)	6,526	55,210
Korn/Ferry International (2)	6,888	122,262
Labor Ready Inc. (2)	8,912	207,739
Landauer Inc.	1,980	102,782
Learning Tree International Inc. (1)(2)	1,775	21,335
LECG Corp. (2)	2,929	62,271
Magellan Health Services Inc. (2)	5,512	194,629
MAXIMUS Inc.	4,060	143,277
McGrath RentCorp	4,140	98,118
Midas Inc. (1)(2)	3,884	89,332
MoneyGram International Inc. (1)	17,600	336,512
Monro Muffler Brake Inc. (2)	2,090	61,676
Morningstar Inc. (2)	1,705	47,996
MPS Group Inc. (2)	21,125	198,997
Navigant Consulting Inc. (2)	9,964	175,964
NCO Group Inc. (2)	6,545	141,568
Neurogen Corp. (2)	4,676	31,890
Odyssey Marine Exploration Inc. (2)	7,616	37,928
PAREXEL International Corp. (2)	5,567	110,505
PHH Corp. (2)	10,701	275,230
PRA International (2)	2,337	62,585
Pre-Paid Legal Services Inc. (1)	2,867	128,012
PRG-Schultz International Inc. (2)	8,307	23,426
Providence Service Corp. (The) (2)	1,899	47,152
Quanta Services Inc. (2)	23,773	209,202
Rent-Way Inc. (1)(2)	5,313	52,280
Resources Connection Inc. (1)(2)	9,723	225,865
Rollins Inc.	5,995	120,140
Senomyx Inc. (2)	4,360	71,984
SFBC International Inc. (2)	3,745	144,669
Sotheby’s Holdings Inc. Class A (2)	9,387	128,602
Source Interlink Companies Inc. (2)	6,766	83,695
SOURCECORP Inc. (2)	3,544	70,242
Spherion Corp. (2)	12,793	84,434
StarTek Inc.	2,579	42,347
Stewart Enterprises Inc. Class A	21,654	141,617
Strayer Education Inc.	3,084	266,026
TeleTech Holdings Inc. (2)	7,505	61,166
TNS Inc. (2)	2,605	60,879
United Rentals Inc. (1)(2)	13,680	276,473
Universal Technical Institute Inc. (2)	4,334	143,889
Valassis Communications Inc. (2)	10,610	393,100
Vertrue Inc. (2)	1,536	59,843
Viad Corp.	4,450	126,113
Volt Information Sciences Inc. (2)	1,869	44,351

Watson Wyatt & Co. Holdings (1)	6,949	178,103
Wright Express Corp. (2)	8,199	151,436

		12,056,245

COMPUTERS—2.72%

Advanced Digital Information Corp. (2)	12,886	97,934
Agilysys Inc.	5,791	90,919
Ansoft Corp. (2)	1,492	36,047
Anteon International Corp. (2)	5,587	254,879
Blue Coat Systems Inc. (2)	2,266	67,708
Bottomline Technologies Inc. (2)	2,531	37,889
Brocade Communications Systems Inc. (2)	54,820	212,702
Catapult Communications Corp. (2)	1,952	33,301
CIBER Inc. (2)	10,743	85,729
COMSYS IT Partners Inc. (2)	2,545	43,418
Covansys Corp. (2)	6,236	80,133
CyberGuard Corp. (2)	4,292	25,516
CyberSource Corp. (2)	5,429	39,686
Dot Hill Systems Corp. (2)	8,861	46,432
Echelon Corp. (2)	5,844	40,207
Electronics For Imaging Inc. (2)	11,337	238,530
Equinix Inc. (2)	3,140	136,088
FactSet Research Systems Inc. (1)	6,954	249,231
Gateway Inc. (2)	52,295	172,573
Henry (Jack) & Associates Inc.	14,718	269,487
Hutchinson Technology Inc. (1)(2)	5,434	209,263
iGATE Corp. (2)	6,126	21,931
Imation Corp.	7,339	284,680
Integral Systems Inc.	1,983	44,875
Intergraph Corp. (2)	7,136	245,907
InterVoice-Brite Inc. (2)	7,577	65,390
Kanbay International Inc. (2)	5,055	116,821
Komag Inc. (2)	5,913	167,752
Kronos Inc. (2)	6,563	265,080
Lexar Media Inc. (2)	16,245	79,763
Magma Design Automation Inc. (2)	7,069	59,097
Manhattan Associates Inc. (2)	6,305	121,119
Maxtor Corp. (2)	51,881	269,781
McDATA Corp. Class A (2)	24,333	97,332
Mentor Graphics Corp. (2)	15,926	163,241
Mercury Computer Systems Inc. (2)	4,370	119,607
Merge Technologies Inc. (1)(2)	2,454	46,012
MICROS Systems Inc. (2)	7,792	348,692
Mobility Electronics Inc. (2)	5,404	49,447
MTS Systems Corp.	4,457	149,666
Ness Technologies Inc. (2)	3,805	40,409
NetScout Systems Inc. (2)	4,807	31,678
PalmOne Inc. (2)	8,876	264,239
PAR Technology Corp. (2)	804	25,728
Perot Systems Corp. Class A (2)	16,663	236,948
Phoenix Technologies Ltd. (2)	4,885	38,005
Quantum Corp. (1)(2)	37,040	110,009
Radiant Systems Inc. (2)	4,614	52,600
RadiSys Corp. (1)(2)	4,229	68,298
Rimage Corp. (2)	1,881	39,934
SI International Inc. (1)(2)	1,977	59,231
Silicon Storage Technology Inc. (2)	17,900	72,137
Stratasys Inc. (2)	2,099	68,595
Sykes Enterprises Inc. (2)	5,269	49,950
Synaptics Inc. (2)	4,731	101,054
Syntel Inc.	1,605	25,728
TALX Corp.	4,089	118,213
3D Systems Corp. (2)	2,472	59,476
Tyler Technologies Inc. (1)(2)	7,590	57,380
Ultimate Software Group Inc. (1)(2)	4,533	74,341

Vasco Data Security International Inc. (2)	4,901	47,540

		6,825,358

COSMETICS & PERSONAL CARE—0.16%

Chattem Inc. (1)(2)	3,643	150,820
Elizabeth Arden Inc. (2)	5,173	120,996
Inter Parfums Inc. (1)	867	16,811
Parlux Fragrances Inc. (1)(2)	1,274	35,252
Revlon Inc. Class A (2)	29,111	89,371

		413,250

DISTRIBUTION & WHOLESALE—1.00%

Aviall Inc. (2)	6,845	216,234
Beacon Roofing Supply Inc. (2)	3,290	86,527
Bell Microproducts Inc. (2)	5,897	55,432
BlueLinx Holdings Inc.	1,935	20,472
Brightpoint Inc. (2)	3,952	87,695
Building Materials Holdings Corp.	2,846	197,199
Central European Distribution Corp. (1)(2)	2,811	104,935
Handleman Co. (1)	4,965	81,972
Hughes Supply Inc.	13,510	379,631
Huttig Building Products Inc. (2)	2,741	29,904
LKQ Corp. (2)	3,002	81,504
NuCo2 Inc. (1)(2)	2,161	55,473
Owens & Minor Inc.	8,062	260,806
ScanSource Inc. (2)	2,601	111,687
United Stationers Inc. (2)	7,050	346,155
Watsco Inc.	4,699	200,177
WESCO International Inc. (2)	6,577	206,386

		2,522,189

DIVERSIFIED FINANCIAL SERVICES—1.80%

Accredited Home Lenders Holding Co. (1)(2)	3,605	158,620
Advanta Corp. Class B	4,026	113,372
Archipelago Holdings Inc. (1)(2)	6,006	234,174
Asset Acceptance Capital Corp. (2)	1,799	46,612
Asta Funding Inc.	2,147	59,644
BKF Capital Group Inc.	1,798	68,162
Calamos Asset Management Inc. Class A	4,851	132,141
Capital Southwest Corp.	532	47,704
Capital Trust Inc. Class A	2,733	91,310
CharterMac (1)	8,293	182,114
Cohen & Steers Inc.	1,834	37,799
Collegiate Funding Services LLC (2)	2,950	43,011
CompuCredit Corp. (2)	4,281	146,753
Credit Acceptance Corp. (2)	2,062	30,703
Delta Financial Corp.	2,147	20,418
Doral Financial Corp.	17,640	291,766
Encore Capital Group Inc. (2)	3,048	51,816
eSpeed Inc. (2)	4,901	43,668
Federal Agricultural Mortgage Corp. (1)	2,147	47,341
Financial Federal Corp.	3,788	146,368
First Cash Inc. (2)	2,607	55,712
Gabelli Asset Management Inc. Class A	1,825	80,647
GFI Group Inc. (2)	1,139	40,548
Greenhill & Co. Inc.	2,418	97,953
Greg Manning Auctions Inc. (1)(2)	1,309	15,643
Harris & Harris Group Inc. (1)(2)	3,495	41,625
International Securities Exchange Inc. (2)	2,184	54,840
Investment Technology Group Inc. (2)	9,071	190,672
Knight Capital Group Inc. Class A (2)	23,708	180,655
LaBranche & Co. Inc. (2)	10,780	67,914
Lo-Jack Corp. (2)	3,414	59,950
MarketAxess Holdings Inc. (2)	4,696	53,065
Marlin Business Services Corp. (2)	1,229	24,703

Metris Companies Inc. (2)	11,850	171,351
Nasdaq Stock Market Inc. (The) (2)	9,124	172,079
National Financial Partners Corp.	7,195	281,612
Online Resources Corp. (2)	4,318	48,837
optionsXpress Holdings Inc.	4,077	61,970
Piper Jaffray Companies Inc. (2)	4,410	134,196
Portfolio Recovery Associates Inc. (1)(2)	3,183	133,750
Sanders Morris Harris Group Inc. (1)	2,475	42,570
Stifel Financial Corp. (2)	1,788	43,198
SWS Group Inc.	3,665	62,965
Waddell & Reed Financial Inc. Class A	15,426	285,381
World Acceptance Corp. (2)	3,888	116,834

		4,512,166

ELECTRIC—1.52%

ALLETE Inc.	5,063	252,644
Aquila Inc. (2)	48,625	175,536
Avista Corp.	10,333	192,090
Black Hills Corp.	7,032	259,129
Calpine Corp. (1)(2)	110,461	375,567
Central Vermont Public Service Corp.	3,145	58,182
CH Energy Group Inc. (1)	3,447	167,628
Cleco Corp.	10,266	221,438
Duquesne Light Holdings Inc. (1)	15,119	282,423
El Paso Electric Co. (2)	9,521	194,704
Empire District Electric Co. (The)	6,566	157,321
IDACORP Inc. (1)	8,610	263,724
MGE Energy Inc.	4,021	146,284
NorthWestern Corp.	7,157	225,589
Otter Tail Corp.	5,966	163,051
Sierra Pacific Resources Corp. (1)(2)	23,865	297,119
UIL Holdings Corp. (1)	2,944	158,417
UniSource Energy Corp.	7,198	221,338

		3,812,184

ELECTRICAL COMPONENTS & EQUIPMENT—0.68%

Advanced Energy Industries Inc. (1)(2)	5,074	39,882
Artesyn Technologies Inc. (2)	7,609	66,198
Belden CDT Inc. (1)	9,883	209,520
C&D Technologies Inc.	5,124	47,090
Color Kinetics Inc. (2)	2,647	28,164
Encore Wire Corp. (2)	3,295	38,189
Energy Conversion Devices Inc. (1)(2)	4,718	105,589
EnerSys (2)	9,411	128,272
General Cable Corp. (1)(2)	8,189	121,443
GrafTech International Ltd. (2)	20,027	86,116
Intermagnetics General Corp. (2)	5,928	182,345
Littelfuse Inc. (1)(2)	4,649	129,475
Medis Technologies Ltd. (1)(2)	2,994	49,700
Powell Industries Inc. (2)	1,335	25,191
Power-One Inc. (2)	15,181	95,792
Superior Essex Inc. (2)	3,549	62,853
Universal Display Corp. (1)(2)	4,731	48,635
Valence Technology Inc. (1)(2)	26,436	74,021
Vicor Corp.	3,808	51,789
Wilson Greatbatch Technologies Inc. (1)(2)	4,656	111,278

		1,701,542

ELECTRONICS—2.22%

ADE Corp. (1)(2)	1,984	55,651
American Science & Engineering Inc. (2)	1,681	74,569
American Superconductor Corp. (2)	6,450	59,017
Analogic Corp.	2,761	138,934
Badger Meter Inc.	1,115	46,049
Bei Technologies Inc.	2,507	66,887

Bel Fuse Inc. Class B	2,277	69,585
Benchmark Electronics Inc. (2)	8,425	256,288
Brady Corp. Class A	8,410	260,710
Checkpoint Systems Inc. (2)	7,998	141,565
Cogent Inc. (2)	4,549	129,874
Coherent Inc. (2)	6,303	226,971
CTS Corp.	7,233	88,894
Cubic Corp. (1)	3,065	54,373
Cymer Inc. (1)(2)	7,572	199,522
Daktronics Inc.	3,026	60,550
Dionex Corp. (1)(2)	4,088	178,278
Electro Scientific Industries Inc. (2)	6,253	111,804
Evergreen Solar Inc. (2)	8,070	51,890
Excel Technology Inc. (2)	2,546	61,868
Fargo Electronics (2)	2,567	51,314
FEI Co. (1)(2)	5,046	115,099
Identix Inc. (1)(2)	18,125	91,169
II-VI Inc. (2)	4,798	88,235
International DisplayWorks Inc. (2)	6,550	52,400
Intevac Inc. (2)	4,432	46,403
Ionatron Inc. (1)(2)	4,995	42,907
Itron Inc. (2)	4,758	212,587
Keithley Instruments Inc.	2,871	44,242
KEMET Corp. (2)	17,496	110,225
LaBarge Inc. (2)	2,082	37,788
Measurements Specialties Inc. (1)(2)	2,400	55,704
Methode Electronics Inc.	7,267	86,259
Metrologic Instruments Inc. (1)(2)	2,303	28,880
MIPS Technologies Inc. Class A (2)	8,620	62,064
Molecular Devices Corp. (2)	3,464	74,926
Multi-Fineline Electronix Inc. (2)	1,634	30,066
OSI Systems Inc. (1)(2)	3,165	49,975
Park Electrochemical Corp.	3,976	100,195
Paxar Corp. (2)	7,154	126,983
Photon Dynamics Inc. (1)(2)	3,524	72,630
Plexus Corp. (1)(2)	9,133	129,963
PLX Technology Inc. (1)(2)	4,811	48,880
Rofin-Sinar Technologies Inc. (2)	3,067	100,598
Rogers Corp. (1)(2)	3,591	145,615
Sonic Solutions Inc. (1)(2)	4,933	91,754
Spatialight Inc. (1)(2)	8,398	47,617
Sypris Solutions Inc.	1,749	21,635
Taser International Inc. (1)(2)	12,592	126,424
Technitrol Inc.	8,688	122,761
TTM Technologies Inc. (2)	8,460	64,381
Ultralife Batteries Inc. (1)(2)	3,061	49,435
Varian Inc. (1)(2)	7,335	277,190
Viisage Technology Inc. (1)(2)	6,522	29,219
Watts Water Technologies Inc. Class A	5,142	172,206
Woodward Governor Co.	1,985	166,800
X-Rite Inc.	4,166	47,951
Zoltek Companies Inc. (2)	2,205	24,762

		5,580,521

ENERGY-ALTERNATE SOURCES—0.27%

FuelCell Energy Inc. (1)(2)	9,710	99,139
Headwaters Inc. (1)(2)	8,461	290,889
KFx Inc. (1)(2)	12,126	173,281
Plug Power Inc. (1)(2)	9,483	64,959
Quantum Fuel Systems Technologies Worldwide Inc. (2)	9,260	46,300

		674,568

ENERGY & RELATED—0.05%

Edge Petroleum Corp. (2)	3,471	54,217
Syntroleum Corp. (2)	7,926	81,321

		135,538

ENGINEERING & CONSTRUCTION—0.66%

Dycom Industries Inc. (2)	9,992	197,942
EMCOR Group Inc. (2)	3,285	160,636
Granite Construction Inc.	7,043	197,908
Infrasource Services Inc. (2)	2,444	25,466
Insituform Technologies Inc. Class A (1)(2)	5,459	87,508
Perini Corp. (2)	3,918	64,334
Shaw Group Inc. (The) (1)(2)	15,920	342,439
URS Corp. (2)	8,312	310,453
Washington Group International Inc. (1)(2)	5,331	272,521

		1,659,207

ENTERTAINMENT—0.96%

Alliance Gaming Corp. (1)(2)	10,562	148,079
Argosy Gaming Co. (2)	6,063	282,596
Carmike Cinemas Inc.	2,365	72,558
Churchill Downs Inc. (1)	1,561	66,327
Dover Downs Gaming & Entertainment Inc.	2,068	27,422
Dover Motorsports Inc.	5,633	33,798
Gaylord Entertainment Co. (2)	8,214	381,869
Great Wolf Resorts Inc. (2)	5,228	106,860
Isle of Capri Casinos Inc. (2)	2,909	76,216
Macrovision Corp. (2)	10,363	233,582
Magna Entertainment Corp. Class A (1)(2)	7,377	41,606
Mikohn Gaming Corp. (2)	4,708	69,325
Pinnacle Entertainment Inc. (2)	8,348	163,287
Shuffle Master Inc. (1)(2)	7,278	204,002
Six Flags Inc. (2)	20,756	96,515
Speedway Motorsports Inc.	3,207	117,248
Steinway Musical Instruments Inc. (2)	1,637	48,062
Sunterra Corp. (2)	3,995	64,759
Vail Resorts Inc. (2)	6,291	176,777

		2,410,888

ENVIRONMENTAL CONTROL—0.57%

Aleris International Inc. (2)	6,331	142,764
American Ecology Corp.	2,546	45,573
Calgon Carbon Corp.	6,752	59,755
Casella Waste Systems Inc. Class A (2)	3,945	47,340
Clean Harbors Inc. (2)	3,135	67,967
Darling International Inc. (2)	13,725	51,469
Duratek Inc. (2)	2,882	66,805
Layne Christensen Co. (2)	1,926	38,260
Metal Management Inc.	4,494	86,959
Mine Safety Appliances Co. (1)	5,918	273,412
Tetra Tech Inc. (1)(2)	11,551	156,285
Waste Connections Inc. (2)	9,560	356,492
Waste Services Inc. (2)	13,072	50,196

		1,443,277

FOOD—1.40%

American Italian Pasta Co. Class A (1)	3,712	78,026
Andersons Inc.	1,396	49,991
Chiquita Brands International Inc.	8,753	240,357
Corn Products International Inc.	15,433	366,688
Flowers Foods Inc.	7,327	259,083
Gold Kist Inc. (2)	10,669	230,237
Great Atlantic & Pacific Tea Co. (1)(2)	4,223	122,720
Hain Celestial Group Inc. (2)	6,023	117,448
Ingles Markets Inc. Class A	2,105	28,986
J&J Snack Foods Corp.	1,321	69,154
Lance Inc.	6,205	106,788
M&F Worldwide Corp. (2)	2,264	30,247

Nash Finch Co.	2,591	95,193
Pathmark Stores Inc. (2)	6,088	53,331
Performance Food Group Co. (1)(2)	9,647	291,436
Provide Commerce Inc. (2)	1,635	35,300
Ralcorp Holdings Inc.	6,085	250,398
Ruddick Corp.	6,990	178,455
Sanderson Farms Inc.	2,151	97,741
Sanfilippo (John B.) & Son Inc. (2)	1,686	38,879
Seaboard Corp.	74	123,136
Spartan Stores Inc. (2)	4,352	63,844
Tootsie Roll Industries Inc.	5,108	149,409
United Natural Foods Inc. (1)(2)	8,442	256,384
Weis Markets Inc.	2,886	111,948
Wild Oats Markets Inc. (1)(2)	5,981	68,482

		3,513,661

FOREST PRODUCTS & PAPER—0.66%

Bowater Inc.	11,312	366,169
Buckeye Technologies Inc. (2)	6,074	48,410
Caraustar Industries Inc. (2)	6,104	64,092
Deltic Timber Corp.	2,230	84,807
Glatfelter Co.	8,796	109,070
Longview Fibre Co.	10,778	221,488
Mercer International Inc. (2)	5,644	41,145
Neenah Paper Inc.	2,917	90,339
Potlatch Corp.	6,147	321,673
Rock-Tenn Co. Class A	6,285	79,505
Schweitzer-Mauduit International Inc.	3,150	98,059
Wausau Paper Corp.	9,226	110,527
Xerium Technologies Inc. (2)	2,592	30,715

		1,665,999

GAS—0.85%

Cascade Natural Gas Corp.	2,369	48,564
EnergySouth Inc.	1,212	33,585
Laclede Group Inc. (The)	4,688	148,891
New Jersey Resources Corp.	5,832	281,394
Nicor Inc.	8,524	350,933
Northwest Natural Gas Co.	5,773	220,760
Peoples Energy Corp. (1)	7,468	324,559
South Jersey Industries Inc.	3,225	197,112
Southwest Gas Corp.	7,724	197,039
WGL Holdings Inc. (1)	9,912	333,440

		2,136,277

HAND & MACHINE TOOLS—0.43%

Baldor Electric Co. (1)	6,997	170,167
Franklin Electric Co. Inc.	4,498	173,848
Kennametal Inc.	7,652	350,844
Lincoln Electric Holdings Inc. (1)	7,434	246,437
Regal-Beloit Corp. (1)	5,134	149,707

		1,091,003

HEALTH CARE—0.40%

Abaxis Inc. (2)	4,121	44,836
ABIOMED Inc. (2)	3,901	33,354
America Service Group Inc. (2)	2,215	35,108
American Dental Partners Inc. (2)	1,589	38,787
CNS Inc.	2,918	66,676
FARO Technologies Inc. (2)	2,272	61,935
Flanders Corp. (2)	2,643	23,787
HealthTronics Inc. (2)	6,972	90,566
I-Flow Corp. (1)(2)	4,102	68,257
LeCroy Corp. (2)	2,459	33,811
MedCath Corp. (1)(2)	1,456	40,462

Palomar Medical Technologies Inc. (2)	3,479	83,218
Psychiatric Solutions Inc. (1)(2)	4,196	204,387
Res-Care Inc. (2)	4,088	55,433
Somanetics Corp. (2)	2,132	47,906
ThermoGenesis Corp. (2)	17,548	76,334

		1,004,857

HEALTH CARE-PRODUCTS—3.16%

Advanced Neuromodulation Systems Inc. (1)(2)	4,271	169,473
Align Technology Inc. (1)(2)	12,639	93,149
American Medical Systems Holdings Inc. (2)	14,207	293,375
Animas Corp. (1)(2)	2,496	50,294
Arrow International Inc.	4,273	136,309
ArthroCare Corp. (1)(2)	4,986	174,211
Aspect Medical Systems Inc. (2)	3,362	99,986
Biosite Inc. (2)	3,464	190,485
Bruker BioSciences Corp. (2)	7,813	31,174
Caliper Life Sciences Inc. (2)	5,617	31,455
Candela Corp. (2)	4,684	48,948
Cantel Medical Corp. (2)	2,309	37,775
Cepheid Inc. (1)(2)	8,630	63,344
CONMED Corp. (2)	6,029	185,512
Cyberonics Inc. (2)	4,358	189,094
Datascope Corp.	2,437	81,274
Diagnostic Products Corp. (1)	4,667	220,889
DJ Orthopedics Inc. (2)	4,437	121,707
Encore Medical Corp. (2)	8,388	46,553
EPIX Pharmaceuticals Inc. (2)	5,025	44,471
FoxHollow Technologies Inc. (1)(2)	2,819	107,883
Haemonetics Corp. (2)	3,897	158,374
Hologic Inc. (1)(2)	4,487	178,358
ICU Medical Inc. (2)	2,832	91,105
Immucor Inc. (2)	9,357	270,885
IntraLase Corp. (2)	2,658	52,150
Intuitive Surgical Inc. (1)(2)	7,174	334,595
Invacare Corp. (1)	6,237	276,673
Inverness Medical Innovations Inc. (1)(2)	3,508	95,768
IRIS International Inc. (2)	3,416	60,805
Kensey Nash Corp. (1)(2)	1,900	57,456
Kyphon Inc. (1)(2)	5,980	208,044
Laserscope (1)(2)	4,096	169,738
LCA-Vision Inc.	4,182	202,660
Lifeline Systems Inc. (2)	2,482	79,722
Luminex Corp. (2)	5,338	52,526
Mentor Corp.	8,813	365,563
Meridian Bioscience Inc.	2,315	43,869
Merit Medical Systems Inc. (1)(2)	5,497	84,709
Neurometrix Inc. (2)	1,174	23,515
NuVasive Inc. (2)	3,122	51,888
Oakley Inc.	4,885	83,192
Occulogix Inc. (2)	2,338	19,616
OraSure Technologies Inc. (2)	9,275	92,657
PolyMedica Corp.	5,688	202,834
PSS World Medical Inc. (1)(2)	13,233	164,751
SonoSite Inc. (2)	3,223	100,042
Stereotaxis Inc. (2)	2,835	22,765
Steris Corp.	14,199	365,908
SurModics Inc. (2)	3,100	134,447
Sybron Dental Specialties Inc. (2)	8,203	308,597
Symmetry Medical Inc. (2)	1,708	40,206
Thoratec Corp. (1)(2)	9,930	152,326
TriPath Imaging Inc. (2)	6,116	52,353
Ventana Medical Systems Inc. (2)	6,396	257,311
Viasys Healthcare Inc. (2)	6,734	152,121
Vital Images Inc. (1)(2)	2,437	43,744

Vital Sign Inc.	1,124	48,692
West Pharmaceutical Services Inc.	6,349	178,089
Wright Medical Group Inc. (1)(2)	5,936	158,491
Young Innovations Inc.	989	36,919
Zoll Medical Corp. (2)	2,133	54,285

		7,945,110

HEALTH CARE-SERVICES—1.67%

Alliance Imaging Inc. (2)	4,642	48,555
Allied Healthcare International Inc. (2)	6,192	43,839
Amedisys Inc. (1)(2)	3,124	114,901
American Healthways Inc. (1)(2)	6,793	287,140
American Retirement Corp. (2)	5,603	81,916
AmSurg Corp. (1)(2)	6,104	169,020
Apria Healthcare Group Inc. (2)	9,942	344,391
Beverly Enterprises Inc. (2)	22,354	284,790
Centene Corp. (2)	8,542	286,840
Genesis HealthCare Corp. (2)	4,052	187,527
Gentiva Health Services Inc. (2)	4,726	84,406
Horizon Health Corp. (2)	2,132	49,867
Kindred Healthcare Inc. (1)(2)	5,803	229,857
LabOne Inc. (2)	3,915	155,856
Matria Healthcare Inc. (2)	3,309	106,649
Molina Healthcare Inc. (1)(2)	2,232	98,788
National Healthcare Corp.	1,573	55,543
OCA Inc. (1)(2)	8,686	16,330
Odyssey Healthcare Inc. (2)	7,498	108,121
Option Care Inc. (1)	4,370	61,617
PainCare Holdings Inc. (2)	8,897	38,524
Pediatrix Medical Group Inc. (2)	4,707	346,153
Radiation Therapy Services Inc. (2)	2,242	59,525
RehabCare Group Inc. (2)	3,594	96,068
Specialty Laboratories Inc. (2)	1,407	11,833
Sunrise Senior Living Inc. (2)	3,548	191,521
Symbion Inc. (2)	3,505	83,594
U.S. Physical Therapy Inc. (2)	2,423	46,473
United Surgical Partners International Inc. (1)(2)	6,061	315,657
VistaCare Inc. Class A (2)	2,371	43,792
Wellcare Health Plans Inc. (2)	3,784	134,370

		4,183,463

HOLDING COMPANIES-DIVERSIFIED—0.17%

Resource America Inc. Class A	3,210	123,681
Walter Industries Inc. (1)	7,420	298,284

		421,965

HOME BUILDERS—0.71%

Brookfield Homes Corp.	3,230	147,288
Champion Enterprises Inc. (2)	15,388	152,957
Coachmen Industries Inc.	3,286	41,174
Comstock Homebuilding Companies Inc. Class A (2)	1,034	25,043
Fleetwood Enterprises Inc. (1)(2)	11,258	114,269
Levitt Corp. Class A	3,293	98,527
M/I Homes Inc.	2,500	135,250
Monaco Coach Corp. (1)	5,398	92,792
Palm Harbor Homes Inc. (1)(2)	3,305	62,233
Skyline Corp.	1,843	73,591
Technical Olympic USA Inc.	2,983	72,427
Thor Industries Inc. (1)	7,224	227,050
WCI Communities Inc. (2)	7,111	227,765
William Lyon Homes Inc. (2)	824	79,936
Winnebago Industries Inc. (1)	6,761	221,423

		1,771,725

HOME FURNISHINGS—0.54%

American Woodmark Corp.	2,270	68,123
Bassett Furniture Industries Inc.	1,941	36,607
DTS Inc. (2)	3,884	69,252
Ethan Allen Interiors Inc. (1)	7,023	235,341
Furniture Brands International Inc.	10,317	222,950
Hooker Furniture Corp.	2,784	48,636
Kimball International Inc. Class B	4,483	59,176
La-Z-Boy Inc. (1)	11,322	164,962
Maytag Corp.	16,300	255,258
Stanley Furniture Co. Inc.	2,516	61,793
TiVo Inc. (1)(2)	11,640	77,755
Universal Electronics Inc. (2)	2,675	44,378

		1,344,231

HOUSEHOLD PRODUCTS & WARES—0.86%

Blyth Inc.	6,145	172,367
Central Garden & Pet Co. (2)	3,904	191,764
CSS Industries Inc.	1,077	36,446
Ennis Inc.	5,186	93,970
Fossil Inc. (2)	9,961	226,115
Harland (John H.) Co. (1)	5,490	208,620
Jarden Corp. (2)	5,965	321,633
Lifetime Hoan Corp.	1,273	24,862
Playtex Products Inc. (1)(2)	8,110	87,264
Russ Berrie & Co. Inc.	2,353	30,142
Standard Register Co. (The)	3,277	51,809
Tupperware Corp. (1)	10,696	249,966
Water Pik Technologies Inc. (2)	2,424	46,177
WD-40 Co.	3,444	96,191
Yankee Candle Co. Inc. (The)	9,697	311,274

		2,148,600

HOUSEWARES—0.05%

Libbey Inc.	3,627	57,343
National Presto Industries Inc.	1,318	58,084

		115,427

INSURANCE—2.17%

Affirmative Insurance Holdings Inc.	1,958	31,034
Alfa Corp.	6,219	91,544
American Equity Investment Life Holding Co. (1)	6,569	78,040
American Physicians Capital Inc. (2)	2,109	78,349
Argonaut Group Inc. (1)(2)	5,580	128,842
Baldwin & Lyons Inc. Class B	1,211	29,185
Bristol West Holdings Inc.	3,563	65,203
Ceres Group Inc. (2)	6,836	41,563
Citizens Inc. (1)(2)	6,283	38,326
CNA Surety Corp. (2)	2,949	43,793
Crawford & Co. Class B	4,776	35,438
Danielson Holding Corp. (2)	10,284	125,156
Delphi Financial Group Inc. Class A	5,525	243,929
Direct General Corp. (1)	3,851	71,667
Donegal Group Inc. Class A	1,777	35,469
EMC Insurance Group Inc.	946	17,104
Enstar Group Inc. (2)	621	42,091
FBL Financial Group Inc. Class A	2,731	75,403
First Acceptance Corp. (2)	3,695	34,955
FPIC Insurance Group Inc. (2)	2,049	60,097
Great American Financial Resources Inc.	1,833	36,312
Harleysville Group Inc.	5,232	109,296
Hilb, Rogal & Hobbs Co. (1)	6,463	222,327
Horace Mann Educators Corp.	8,902	167,536
Infinity Property & Casualty Corp.	4,501	156,995
Kansas City Life Insurance Co.	1,395	67,030
KMG America Corp. (2)	4,199	41,738

LandAmerica Financial Group Inc. (1)	3,814	226,437
Midland Co. (The)	2,093	73,653
National Western Life Insurance Co. Class A (2)	422	81,822
Navigators Group Inc. (The) (2)	1,746	60,359
Odyssey Re Holdings Corp. (1)	2,046	50,495
Ohio Casualty Corp.	12,759	308,513
Phoenix Companies Inc. (1)	19,403	230,896
PMA Capital Corp. Class A (1)(2)	6,163	54,419
Presidential Life Corp.	4,357	74,548
ProAssurance Corp. (2)	5,581	233,063
RLI Corp.	4,938	220,235
Safety Insurance Group Inc.	2,328	78,593
Selective Insurance Group Inc.	5,833	289,025
State Auto Financial Corp.	2,746	85,236
Stewart Information Services Corp.	3,611	151,662
Tower Group Inc.	3,391	53,001
Triad Guaranty Inc. (2)	2,194	110,556
21st Century Insurance Group	6,086	90,316
U.S.I. Holdings Corp. (2)	9,160	117,981
UICI	7,622	226,907
United Fire & Casualty Co.	3,058	135,836
Universal American Financial Corp. (2)	5,056	114,367
Zenith National Insurance Corp.	3,169	215,048

		5,451,390

INTERNET—3.10%

Agile Software Corp. (2)	10,523	66,295
Alloy Inc. (2)	8,071	41,485
Applied Digital Solutions Inc. (2)	12,537	41,247
aQuantive Inc. (1)(2)	11,639	206,243
Ariba Inc. (2)	13,429	77,888
AsiaInfo Holdings Inc. (2)	7,388	40,708
Audible Inc. (2)	4,951	85,999
autobytel.com Inc. (2)	8,631	41,688
Avocent Corp. (2)	10,156	265,478
Blue Nile Inc. (1)(2)	3,004	98,201
Click Commerce Inc. (2)	1,703	39,118
CMGI Inc. (2)	99,056	187,216
CNET Networks Inc. (2)	26,524	311,392
Digital Insight Corp. (2)	7,890	188,729
Digital River Inc. (1)(2)	6,992	221,996
Digitas Inc. (2)	18,274	208,506
DoubleClick Inc. (2)	25,754	216,076
Drugstore.com Inc. (2)	13,990	58,338
E.piphany Inc. (2)	16,306	56,745
EarthLink Inc. (2)	26,132	226,303
eCollege.com Inc. (1)(2)	3,627	43,161
E-LOAN Inc. (2)	11,135	37,191
Entrust Inc. (2)	12,536	60,047
eResearch Technology Inc. (1)(2)	10,355	138,653
GSI Commerce Inc. (2)	6,364	106,597
Harris Interactive Inc. (2)	10,463	50,955
HomeStore Inc. (2)	30,208	61,322
InfoSpace Inc. (1)(2)	6,775	223,101
Intermix Media Inc. (2)	5,543	46,395
Internet Capital Group Inc. (2)	10,321	75,653
Internet Security Systems Inc. (2)	8,021	162,746
Interwoven Inc. (2)	8,361	62,958
Ipass Inc. (2)	10,928	66,224
j2 Global Communications Inc. (2)	4,852	167,103
Keynote Systems Inc. (2)	3,519	41,067
Lionbridge Technologies Inc. (2)	10,492	71,136
MatrixOne Inc. (2)	10,531	52,655
Motive Inc. (2)	4,378	43,474
NetBank Inc. (1)	9,193	85,679

NetFlix Inc. (2)	7,453	122,304
NetRatings Inc. (2)	2,796	38,026
NIC Inc. (2)	6,806	31,444
Nutri/System Inc. (2)	4,594	67,807
1-800 CONTACTS INC. (2)	1,749	33,878
1-800-FLOWERS.COM Inc. (2)	5,115	36,010
Openwave Systems Inc. (1)(2)	14,051	230,436
Opsware Inc. (2)	15,060	77,107
Overstock.com Inc. (1)(2)	2,399	85,404
Phase Forward Inc. (2)	4,407	29,968
Priceline.com Inc. (1)(2)	5,097	118,913
ProQuest Co. (2)	5,292	173,525
RealNetworks Inc. (2)	23,579	117,188
Redback Networks Inc. (2)	8,206	52,354
RightNow Technologies Inc. (2)	2,194	26,372
RSA Security Inc. (2)	14,496	166,414
S1 Corp. (2)	14,144	66,618
Sapient Corp. (2)	16,308	129,322
Secure Computing Corp. (2)	7,462	81,187
SeeBeyond Technology Corp. (2)	11,053	46,202
Sohu.com Inc. (1)(2)	5,050	110,696
SonicWALL Inc. (2)	11,966	64,497
Stamps.com Inc. (2)	3,528	66,150
Stellent Inc. (2)	4,795	35,962
SupportSoft Inc. (2)	8,774	45,537
Terremark Worldwide Inc. (2)	7,158	50,106
TIBCO Software Inc. (2)	44,220	289,199
Travelzoo Inc. (1)(2)	708	23,244
TriZetto Group Inc. (The) (2)	8,672	121,495
United Online Inc.	12,737	138,324
ValueClick Inc. (1)(2)	16,978	209,339
Verity Inc. (2)	7,623	66,854
Vignette Corp. (2)	5,841	65,711
WebEx Communications Inc. (1)(2)	6,784	179,165
webMethods Inc. (2)	10,645	59,612
Websense Inc. (2)	4,865	233,763
WebSideStory Inc. (2)	1,826	26,769

		7,792,670

INVESTMENT COMPANIES—0.24%

Apollo Investment Corp.	12,622	232,623
Ares Capital Corp.	4,624	82,446
Gladstone Capital Corp. (1)	2,211	51,737
MCG Capital Corp. (1)	9,637	164,600
NGP Capital Resources Co.	3,426	51,150
Technology Investment Capital Corp.	1,682	24,894

		607,450

IRON & STEEL—0.64%

AK Steel Holding Corp. (1)(2)	22,459	143,962
Carpenter Technology Corp.	5,020	260,036
Cleveland-Cliffs Inc.	4,493	259,516
Gibraltar Industries Inc.	4,960	91,958
Oregon Steel Mills Inc. (2)	7,283	125,340
Reliance Steel & Aluminum Co.	5,907	218,972
Roanoke Electric Steel Corp.	2,349	38,805
Ryerson Tull Inc. (1)	5,090	72,634
Schnitzer Steel Industries Inc. Class A	4,484	106,271
Steel Dynamics Inc.	8,300	217,875
Steel Technologies Inc. (1)	2,288	38,667
Wheeling-Pittsburgh Corp. (2)	1,927	29,637

		1,603,673

LEISURE TIME—0.48%

Ambassadors Group Inc.	1,686	62,702

Arctic Cat Inc.	2,552	52,393
Callaway Golf Co. (1)	15,481	238,872
Escalade Inc.	1,591	22,004
K2 Inc. (2)	9,723	123,288
Life Time Fitness Inc. (2)	4,789	157,127
Marine Products Corp.	2,692	39,169
Multimedia Games Inc. (1)(2)	5,636	62,052
Nautilus Inc. (1)	6,802	193,857
Navigant International Inc. (1)(2)	3,114	45,745
Pegasus Solutions Inc. (2)	4,909	54,735
WMS Industries Inc. (1)(2)	4,336	146,340

		1,198,284

LODGING—0.42%

Ameristar Casinos Inc. (1)	5,057	131,937
Aztar Corp. (1)(2)	7,136	244,408
La Quinta Corp. (2)	36,763	342,999
Lakes Gaming Inc. (2)	3,201	49,295
Lodgian Inc. (2)	4,929	50,621
Marcus Corp.	4,237	89,909
Monarch Casino & Resort Inc. (2)	1,966	43,331
MTR Gaming Group Inc. (2)	4,861	56,582
Riviera Holdings Corp. (2)	1,773	40,158

		1,049,240

MACHINERY—1.80%

AGCO Corp. (2)	18,457	352,898
Alamo Group Inc.	1,211	22,609
Albany International Corp. Class A	5,835	187,362
Applied Industrial Technologies Inc.	6,085	196,485
Astec Industries Inc. (2)	3,207	74,370
Briggs & Stratton Corp.	10,455	361,952
Bucyrus International Inc. Class A	4,143	157,351
Cascade Corp.	2,477	107,130
Cognex Corp.	8,456	221,463
Flowserve Corp. (2)	11,355	343,602
Gardner Denver Inc. (2)	5,091	178,592
Gehl Corp. (2)	1,386	53,971
Global Power Equipment Group Inc. (2)	7,258	57,701
Gorman-Rupp Co. (The)	1,784	38,195
JLG Industries Inc.	10,458	287,386
Kadant Inc. (2)	2,958	64,869
Lindsay Manufacturing Co. (1)	2,795	65,906
Manitowoc Co. Inc. (The)	6,092	249,894
Middleby Corp. (The) (1)(2)	1,007	53,230
NACCO Industries Inc.	1,036	111,080
Nordson Corp.	5,619	192,619
Presstek Inc. (1)(2)	5,962	67,490
Robbins & Myers Inc.	3,329	71,607
Sauer-Danfoss Inc.	2,239	39,787
Stewart & Stevenson Services Inc.	6,094	138,090
Tecumseh Products Co. Class A	3,662	100,485
Tennant Co.	1,888	66,854
Thomas Industries Inc.	3,251	129,910
TurboChef Technologies Inc. (2)	2,627	47,076
Unova Inc. (1)(2)	10,244	272,798
Wabtec Corp.	9,386	201,611

		4,514,373

MANUFACTURING—1.61%

Actuant Corp. Class A (1)(2)	5,428	260,218
Acuity Brands Inc.	8,916	229,052
Ameron International Corp.	2,223	83,140
Applied Films Corp. (2)	3,245	83,072
Barnes Group Inc.	3,472	114,923

Blount International Inc. (2)	5,994	100,040
Ceradyne Inc. (1)(2)	4,953	119,219
CLARCOR Inc. (1)	10,462	306,014
Crane Co.	10,431	274,335
CUNO Inc. (2)	3,524	251,755
EnPro Industries Inc. (2)	4,340	125,296
ESCO Technologies Inc. (2)	2,605	262,584
Federal Signal Corp.	9,983	155,735
FreightCar America Inc. (2)	1,532	30,380
Griffon Corp. (2)	5,855	129,981
Hexcel Corp. (2)	9,532	161,281
Jacuzzi Brands Inc. (2)	15,590	167,281
Lancaster Colony Corp.	5,319	228,291
Matthews International Corp. Class A	6,568	255,889
Myers Industries Inc.	5,345	66,813
Raven Industries Inc.	3,192	74,757
Smith (A.O.) Corp.	3,629	96,931
Standex International Corp.	2,827	80,315
Sturm Ruger & Co. Inc.	4,384	36,694
Tredegar Corp.	5,799	90,464
Trinity Industries Inc.	8,302	265,913

		4,050,373

MEDIA—1.67%

Charter Communications Inc. Class A (1)(2)	55,372	65,339
Citadel Broadcasting Corp. (2)	8,869	101,550
Courier Corp.	2,001	76,858
Cox Radio Inc. Class A (2)	7,763	122,267
Crown Media Holdings Inc. (2)	2,762	26,046
Cumulus Media Inc. Class A (2)	11,706	137,897
Emmis Communications Corp. (1)(2)	10,521	185,906
Entercom Communications Corp. (2)	7,349	244,648
Entravision Communications Corp. (2)	15,640	121,836
Fisher Communications Inc. (2)	1,296	61,288
4Kids Entertainment Inc. (1)(2)	3,347	66,538
Gemstar-TV Guide International Inc. (2)	50,609	181,686
Gray Television Inc.	9,347	112,725
Hollinger International Inc.	11,713	117,247
Insight Communications Co. Inc. (2)	10,270	113,484
Journal Communications Inc. Class A	5,582	93,778
Journal Register Co. (1)(2)	8,941	156,557
Liberty Corp.	3,540	130,307
Lin TV Corp. Class A (1)(2)	6,365	88,410
LodgeNet Entertainment Corp. (2)	3,121	51,777
Martha Stewart Living Omnimedia Inc. Class A (1)(2)	4,578	133,586
Media General Inc. Class A	4,342	281,188
Mediacom Communications Corp. (1)(2)	12,628	86,754
Nelson (Thomas) Inc.	2,328	50,657
Playboy Enterprises Inc. Class B (2)	4,694	60,740
Primedia Inc. (2)	30,321	122,800
Radio One Inc. Class D (2)	17,183	219,427
Readers Digest Association Inc. (The)	20,330	335,445
Regent Communications Inc. (2)	8,005	46,989
Saga Communications Inc. (1)(2)	3,508	49,112
Salem Communications Corp. Class A (2)	2,459	48,787
Scholastic Corp. (1)(2)	6,738	259,750
Sinclair Broadcast Group Inc. Class A	8,904	80,848
Spanish Broadcasting System Inc. Class A (2)	7,892	78,841
Value Line Inc.	162	6,359
World Wrestling Entertainment Inc.	3,869	44,184
WPT Enterprises Inc. (1)(2)	1,111	21,653

		4,183,264

METAL FABRICATE & HARDWARE—0.68%

Castle (A.M.) & Co. (2)	2,189	33,842

CIRCOR International Inc.	3,721	91,797
Commercial Metals Co.	12,431	296,106
Earle M Jorgensen Co. (2)	3,681	29,632
Kaydon Corp. (1)	6,001	167,128
Lawson Products Inc.	881	34,200
Metals USA Inc. (2)	4,340	82,547
Mueller Industries Inc.	7,528	204,009
NN Inc.	3,390	42,985
NS Group Inc. (2)	4,573	148,668
Quanex Corp.	5,161	273,585
Valmont Industries Inc.	3,475	89,655
Worthington Industries Inc.	14,147	223,523

		1,717,677

METALS-DIVERSIFIED—0.02%

Dynamic Materials Corp.	562	21,744
Sun Hydraulics Corp.	906	32,969

		54,713

MINING—0.53%

AMCOL International Corp.	4,544	85,382
Brush Engineered Materials Inc. (2)	4,281	61,047
Century Aluminum Co. (2)	4,685	95,574
Charles & Colvard Ltd.	2,554	62,691
Coeur d’Alene Mines Corp. (1)(2)	48,775	177,053
Compass Minerals International Inc.	4,050	94,770
Hecla Mining Co. (2)	23,991	109,399
Royal Gold Inc. (1)	3,831	77,080
RTI International Metals Inc. (2)	4,679	146,967
Stillwater Mining Co. (2)	8,499	63,063
Titanium Metals Corp. (1)(2)	1,615	91,716
USEC Inc.	17,691	258,996

		1,323,738

OFFICE & BUSINESS EQUIPMENT—0.24%

CompX International Inc.	818	13,702
General Binding Corp. (2)	1,228	26,918
Global Imaging Systems Inc. (1)(2)	4,786	152,482
IKON Office Solutions Inc.	23,254	221,146
Imagistics International Inc. (2)	3,720	104,160
Navarre Corp. (1)(2)	5,201	41,582
TRM Corp. (2)	2,216	37,273

		597,263

OFFICE FURNISHINGS—0.04%

Interface Inc. Class A (2)	9,305	74,905
Knoll Inc.	2,044	34,973

		109,878

OIL & GAS—2.96%

ATP Oil & Gas Corp. (2)	3,719	87,025
Atwood Oceanics Inc. (2)	2,679	164,919
Berry Petroleum Co. Class A	3,833	202,689
Bill Barrett Corp. (2)	2,732	80,813
Bois d’Arc Energy LLC (2)	2,642	38,970
Brigham Exploration Co. (2)	5,049	46,097
Cabot Oil & Gas Corp.	10,285	356,890
Callon Petroleum Co. (2)	3,105	45,892
Carrizo Oil & Gas Inc. (2)	3,840	65,510
Cheniere Energy Inc. (2)	10,794	335,693
Cimarex Energy Co. (2)	16,637	647,346
Clayton Williams Energy Inc. (2)	1,110	33,289
Comstock Resources Inc. (2)	8,296	209,806
Crosstex Energy Inc.	1,156	55,835
Delta Petroleum Corp. (2)	6,243	88,151

Encore Acquisition Co. (2)	6,687	274,167
Endeavour International Corp. (2)	11,356	41,222
Energy Partners Ltd. (2)	6,803	178,307
Frontier Oil Corp.	11,240	329,894
FX Energy Inc. (1)(2)	7,096	78,269
Gasco Energy Inc. (2)	12,984	48,041
Giant Industries Inc. (2)	2,676	96,336
Goodrich Petroleum Corp. (2)	2,044	42,066
Grey Wolf Inc. (2)	39,257	290,894
Harvest Natural Resources Inc. (2)	7,632	83,418
Holly Corp.	4,966	231,763
Houston Exploration Co. (2)	5,830	309,282
KCS Energy Inc. (2)	10,220	177,521
MarkWest Hydrocarbon Inc.	1,091	25,311
McMoRan Exploration Co. (1)(2)	4,118	80,342
Meridian Resource Corp. (The) (2)	17,723	84,716
Mission Resources Corp. (2)	8,480	68,434
Parallel Petroleum Corp. (2)	6,397	56,613
Parker Drilling Co. (2)	19,621	137,543
Penn Virginia Corp.	3,974	177,519
Petrohawk Energy Corp. (2)	4,794	51,775
Petroleum Development Corp. (2)	3,412	108,672
PetroQuest Energy Inc. (2)	8,363	54,945
Pioneer Drilling Co. (2)	4,082	62,291
Remington Oil & Gas Corp. (2)	4,732	168,932
Spinnaker Exploration Co. (2)	5,430	192,711
St. Mary Land & Exploration Co. (1)	11,932	345,789
Stone Energy Corp. (2)	4,892	239,219
Swift Energy Co. (1)(2)	5,778	206,968
Tipperary Corp. (2)	3,587	22,419
TODCO Class A (2)	9,675	248,357
Toreador Resources Corp. (2)	2,928	71,121
Tri-Valley Corp. (2)	4,630	64,496
W&T Offshore Inc.	2,519	60,632
Warren Resources Inc. (2)	3,746	39,146
Whiting Petroleum Corp. (2)	6,105	221,673

		7,429,729

OIL & GAS SERVICES—1.52%

Cal Dive International Inc. (1)(2)	8,050	421,579
CARBO Ceramics Inc.	2,623	207,112
Dril-Quip Inc. (2)	1,694	49,143
Global Industries Ltd. (2)	17,059	145,002
Gulf Island Fabrication Inc.	1,913	38,030
Hanover Compressor Co. (2)	15,879	182,767
Hornbeck Offshore Services Inc. (2)	2,962	80,241
Hydril Co. LP (2)	3,896	211,748
Input/Output Inc. (1)(2)	14,032	88,121
Lone Star Technologies Inc. (2)	6,125	278,688
Lufkin Industries Inc.	2,882	103,694
Maverick Tube Corp. (2)	8,811	262,568
Newpark Resources Inc. (2)	17,257	129,428
Oceaneering International Inc. (2)	5,278	203,995
Oil States International Inc. (2)	8,370	210,673
RPC Inc.	3,289	55,650
Seacor Holdings Inc. (1)(2)	3,780	243,054
Superior Energy Services Inc. (2)	15,977	284,391
Tetra Technologies Inc. (2)	4,598	146,446
Universal Compression Holdings Inc. (1)(2)	3,705	134,269
Veritas DGC Inc. (2)	6,936	192,405
W-H Energy Services Inc. (2)	5,741	143,123

		3,812,127

PACKAGING & CONTAINERS—0.18%

Chesapeake Corp.	4,281	89,644

Graphic Packaging Corp. (2)	14,160	51,684
Greif Inc. Class A	3,113	190,204
Silgan Holdings Inc.	2,276	128,002

		459,534

PHARMACEUTICALS—3.64%

Abgenix Inc. (2)	18,328	157,254
ACADIA Pharmaceuticals Inc. (2)	3,334	28,006
Adolor Corp. (2)	8,563	79,208
Alkermes Inc. (2)	18,673	246,857
Alpharma Inc. Class A	8,363	121,013
Amylin Pharmaceuticals Inc. (1)(2)	21,431	448,551
Andrx Corp. (2)	15,010	304,853
Antigenics Inc. (1)(2)	5,738	31,043
Array BioPharma Inc. (2)	6,478	40,811
AtheroGenics Inc. (1)(2)	7,759	123,989
AVANIR Pharmaceuticals Class A (2)	22,336	62,541
Bentley Pharmaceuticals Inc. (1)(2)	3,815	41,774
Bioenvision Inc. (2)	8,333	60,664
BioMarin Pharmaceutical Inc. (2)	13,819	103,504
Bio-Reference Laboratories Inc. (1)(2)	2,046	28,398
BioScrip Inc. (2)	7,533	45,198
Bone Care International Inc. (2)	4,149	136,793
Caraco Pharmaceutical Laboratories Ltd. (2)	2,074	17,795
Cell Therapeutics Inc. (1)(2)	13,106	35,517
Connetics Corp. (1)(2)	7,163	126,355
Conor Medsystems Inc. (2)	1,609	24,698
Corixa Corp. (2)	13,562	59,402
Cubist Pharmaceuticals Inc. (2)	10,915	143,751
CV Therapeutics Inc. (1)(2)	7,611	170,639
Cypress Bioscience Inc. (2)	6,601	87,133
Dendreon Corp. (2)	12,155	63,571
Discovery Laboratories Inc. (2)	10,902	79,476
DOV Pharmaceutical Inc. (2)	4,649	86,750
Durect Corp. (1)(2)	7,448	37,910
DUSA Pharmaceuticals Inc. (2)	3,498	32,531
Eyetech Pharmaceuticals Inc. (2)	6,895	87,153
First Horizon Pharmaceutical Corp. (1)(2)	5,679	108,128
HealthExtras Inc. (1)(2)	4,333	86,963
Hi-Tech Pharmacal Co. (2)	1,072	34,154
Idenix Pharmaceuticals Inc. (2)	2,569	55,696
Impax Laboratories Inc. (1)(2)	10,068	158,068
Inspire Pharmaceuticals Inc. (1)(2)	8,639	72,740
Introgen Therapeutics Inc. (2)	3,769	24,272
Isis Pharmaceuticals Inc. (2)	11,802	46,146
ISTA Pharmaceuticals Inc. (2)	2,725	22,672
K-V Pharmaceutical Co. Class A (1)(2)	7,402	123,984
Ligand Pharmaceuticals Inc. Class B (2)	15,145	105,258
Mannatech Inc. (1)	3,279	62,367
MannKind Corp. (2)	3,315	33,316
Medarex Inc. (2)	22,693	189,033
Medicines Co. (The) (1)(2)	10,178	238,063
Medicis Pharmaceutical Corp. Class A	11,074	351,378
MGI Pharma Inc. (2)	14,771	321,417
Nabi Biopharmaceuticals (2)	12,111	184,451
Nastech Pharmaceutical Co. Inc. (2)	3,643	51,840
Nature’s Sunshine Products Inc.	2,285	39,850
NBTY Inc. (2)	11,407	295,898
NeighborCare Inc. (2)	7,623	252,855
NeoPharm Inc. (1)(2)	3,902	38,981
Neurocrine Biosciences Inc. (2)	7,529	316,670
New River Pharmaceuticals Inc. (2)	1,258	37,765
NitroMed Inc. (2)	2,259	43,938
Northfield Laboratories Inc. (2)	4,852	69,432
Noven Pharmaceuticals Inc. (1)(2)	4,841	84,621

NPS Pharmaceuticals Inc. (1)(2)	8,170	92,730
Nuvelo Inc. (2)	8,621	66,640
Onyx Pharmaceuticals Inc. (1)(2)	7,249	173,106
Pain Therapeutics Inc. (2)	5,659	38,198
Par Pharmaceutical Companies Inc. (1)(2)	6,951	221,111
Penwest Pharmaceuticals Co. (2)	4,405	52,067
Perrigo Co.	17,138	238,904
Pharmion Corp. (2)	5,049	117,187
POZEN Inc. (2)	5,499	45,092
Prestige Brands Holdings Inc. (2)	5,721	111,560
Priority Healthcare Corp. Class B (1)(2)	7,184	182,186
Progenics Pharmaceuticals Inc. (1)(2)	3,605	75,200
Renovis Inc. (2)	3,970	60,622
Rigel Pharmaceuticals Inc. (2)	4,055	80,776
Salix Pharmaceuticals Ltd. (1)(2)	7,559	133,492
Star Scientific Inc. (1)(2)	7,498	33,516
Tanox Inc. (2)	4,920	57,662
Trimeris Inc. (1)(2)	3,664	36,567
United Therapeutics Inc. (2)	4,640	223,648
USANA Health Sciences Inc. (2)	2,174	91,960
Vicuron Pharmaceuticals Inc. (2)	12,546	350,033
Zymogenetics Inc. (2)	5,532	97,363

		9,142,714

PIPELINES—0.03%

TransMontaigne Inc. (2)	7,334	77,007

		77,007

REAL ESTATE—0.37%

Agree Realty Corp.	1,360	41,140
Avatar Holdings Inc. (1)(2)	1,448	72,791
Bluegreen Corp. (2)	4,223	73,522
California Coastal Communities Inc. (2)	1,554	53,411
Consolidated-Tomoka Land Co.	1,442	124,012
Hersha Hospitality Trust	3,925	37,445
Jones Lang LaSalle Inc. (2)	7,018	310,406
Tarragon Corp. (1)(2)	2,117	53,454
Trammell Crow Co. (2)	7,099	172,080

		938,261

REAL ESTATE INVESTMENT TRUSTS—6.33%

Aames Investment Corp.	8,130	79,024
Acadia Realty Trust	5,731	106,883
Affordable Residential Communities Inc. (1)	5,715	76,295
Alexander’s Inc. (2)	440	109,450
Alexandria Real Estate Equities Inc.	4,091	300,484
American Campus Communities Inc.	3,594	81,512
American Home Mortgage Investment Corp. (1)	7,209	252,027
AMLI Residential Properties Trust	6,200	193,812
Anthracite Capital Inc.	10,355	122,707
Anworth Mortgage Asset Corp.	9,057	89,121
Arbor Realty Trust Inc.	2,356	67,617
Ashford Hospitality Trust Inc.	6,602	71,302
Bedford Property Investors Inc.	3,738	86,049
Bimini Mortgage Management Inc. Class A	4,414	62,237
BioMed Realty Trust Inc.	8,067	192,398
Boykin Lodging Co. (2)	3,240	43,416
Brandywine Realty Trust (1)	10,922	334,759
Capital Automotive REIT	7,828	298,795
Capital Lease Funding Inc.	4,756	51,603
Cedar Shopping Centers Inc. (1)	4,575	67,481
Colonial Properties Trust	7,734	340,296
Commercial Net Lease Realty Inc.	10,101	206,767
Corporate Office Properties Trust	7,424	218,637
Correctional Properties Trust	2,836	80,259

Cousins Properties Inc. (1)	7,738	228,890
CRIIMI MAE Inc. (2)	2,940	64,239
CRT Properties Inc. (1)	6,721	183,483
DiamondRock Hospitality Co.	4,655	52,602
EastGroup Properties Inc.	5,028	211,729
ECC Capital Corp.	11,452	76,270
Education Realty Trust Inc.	4,829	88,371
Entertainment Properties Trust	5,270	242,420
Equity Inns Inc.	10,397	138,280
Equity Lifestyle Properties Inc. (1)	4,076	162,062
Equity One Inc.	7,146	162,214
Extra Space Storage Inc.	5,856	83,916
FelCor Lodging Trust Inc. (2)	10,496	151,982
Fieldstone Investment Corp.	9,692	139,565
First Industrial Realty Trust Inc.	8,436	336,596
First Potomac Realty Trust	3,102	76,930
Gables Residential Trust	5,927	256,224
Getty Realty Corp.	3,794	105,094
Glenborough Realty Trust Inc.	6,882	141,700
Glimcher Realty Trust (1)	7,318	203,075
GMH Communities Trust	5,683	78,710
Government Properties Trust Inc.	5,621	54,636
Gramercy Capital Corp.	2,835	69,344
Heritage Property Investment Trust Inc.	6,003	210,225
Highland Hospitality Corp.	7,684	80,298
Highwoods Properties Inc.	11,111	330,663
Home Properties Inc.	6,783	291,805
HomeBanc Corp.	10,562	96,009
Impac Mortgage Holdings Inc. (1)	15,268	284,748
Inland Real Estate Corp.	13,817	222,177
Innkeepers USA Trust	8,115	121,238
Investors Real Estate Trust	8,304	80,217
Kilroy Realty Corp. (1)	5,975	283,753
Kite Realty Group Trust	5,494	82,410
LaSalle Hotel Properties	6,442	211,362
Lexington Corporate Properties Trust	9,882	240,231
LTC Properties Inc.	4,087	84,601
Luminent Mortgage Capital Inc.	7,264	78,379
Maguire Properties Inc.	7,686	217,821
Meristar Hospitality Corp. (2)	17,536	150,810
MFA Mortgage Investments Inc.	16,169	120,459
Mid-America Apartment Communities Inc.	4,349	197,532
MortgageIT Holdings Inc.	3,138	57,269
National Health Investors Inc.	4,801	134,764
Nationwide Health Properties Inc.	13,210	311,888
Newcastle Investment Corp.	8,683	261,792
NorthStar Realty Finance Corp.	3,411	35,781
Novastar Financial Inc. (1)	5,314	208,043
Omega Healthcare Investors Inc.	10,057	129,333
Parkway Properties Inc. (1)	3,098	154,931
Pennsylvania Real Estate Investment Trust	7,199	341,953
Post Properties Inc. (1)	8,630	311,629
Prentiss Properties Trust	8,834	321,911
PS Business Parks Inc.	3,602	160,109
RAIT Investment Trust	5,525	165,474
Ramco-Gershenson Properties Trust (1)	4,218	123,503
Redwood Trust Inc.	3,834	197,834
Saul Centers Inc.	2,948	107,160
Saxon Capital Inc.	10,853	185,261
Senior Housing Properties Trust	11,746	222,117
Sizeler Property Investors Inc.	3,189	42,095
Sovran Self Storage Inc.	3,973	180,613
Spirit Finance Corp.	13,044	153,267
Strategic Hotel Capital Inc.	5,746	103,428
Sun Communities Inc.	4,161	154,748

Sunstone Hotel Investors Inc.	5,554	134,740
Tanger Factory Outlet Centers Inc.	6,224	167,612
Taubman Centers Inc.	9,984	340,355
Town & Country Trust (The) (1)	4,799	136,819
Trustreet Properties Inc. (1)	11,317	187,975
Universal Health Realty Income Trust	3,155	120,237
Urstadt Biddle Properties Inc. Class A	4,604	79,741
U-Store-It Trust	5,706	108,699
Washington Real Estate Investment Trust (1)	8,748	272,938
Winston Hotels Inc.	5,007	56,379

		15,896,399

RETAIL—6.54%

AC Moore Arts & Crafts Inc. (1)(2)	2,955	93,408
Aeropostale Inc. (2)	11,380	382,368
AFC Enterprises Inc.	3,941	51,942
America’s Car-Mart Inc. (1)(2)	1,784	40,158
Asbury Automotive Group Inc. (2)	2,665	41,068
Big 5 Sporting Goods Corp.	4,219	119,735
Big Lots Inc. (2)	23,245	307,764
BJ’s Restaurants Inc. (2)	2,939	59,779
Blair Corp.	2,041	80,620
Blockbuster Inc.	38,709	353,026
Bob Evans Farms Inc. (1)	7,845	182,945
Bombay Co. Inc. (The) (1)(2)	7,463	42,539
Brookstone Inc. (2)	4,218	79,636
Brown Shoe Co. Inc.	4,047	158,440
Buckle Inc. (The)	1,694	75,112
Buffalo Wild Wings Inc. (2)	1,398	43,618
Build-A-Bear Workshop Inc. (1)(2)	2,029	47,580
Burlington Coat Factory Warehouse Corp.	4,287	182,798
Cabela’s Inc. Class A (2)	6,220	132,859
Cache Inc. (2)	2,557	42,497
California Pizza Kitchen Inc. (1)(2)	3,919	106,871
Casey’s General Store Inc.	10,366	205,454
Cash America International Inc.	6,137	123,476
Casual Male Retail Group Inc. (1)(2)	5,643	41,250
Cato Corp. Class A	6,245	128,949
CEC Entertainment Inc. (2)	7,606	320,137
Charlotte Russe Holding Inc. (1)(2)	3,067	38,215
Charming Shoppes Inc. (2)	24,681	230,274
Children’s Place Retail Stores Inc. (The) (1)(2)	4,321	201,661
Christopher & Banks Corp. (1)	7,542	137,717
CKE Restaurants Inc. (1)	11,972	166,650
Coldwater Creek Inc. (2)	7,331	182,615
Conn’s Inc. (2)	986	24,127
Cost Plus Inc. (2)	4,966	123,852
CSK Auto Corp. (2)	9,627	160,578
Dave & Buster’s Inc. (2)	2,814	51,890
Deb Shops Inc.	893	25,870
Denny’s Corp. (2)	18,544	92,720
Design Within Reach Inc. (2)	2,393	43,313
Domino’s Pizza Inc.	6,466	143,933
Dress Barn Inc. (2)	4,363	98,735
Electronics Boutique Holdings Corp. (2)	2,491	158,154
Finish Line Inc. (The)	8,643	163,526
Fred’s Inc. (1)	8,240	136,619
GameStop Corp. Class B (2)	9,309	278,339
Genesco Inc. (1)(2)	4,606	170,837
Goody’s Family Clothing Inc.	3,862	28,482
Group 1 Automotive Inc. (2)	4,393	105,608
Guitar Center Inc. (2)	5,295	309,069
Haverty Furniture Companies Inc.	3,853	56,947
Hibbet Sporting Goods Inc. (2)	4,875	184,470
Hot Topic Inc. (1)(2)	9,392	179,575

IHOP Corp.	4,372	189,701
Insight Enterprises Inc. (2)	9,883	199,439
Jack in the Box Inc. (2)	7,437	282,011
Jill (J.) Group Inc. (The) (2)	4,116	56,595
Jo-Ann Stores Inc. (2)	4,689	123,743
Joseph A. Bank Clothiers Inc. (1)(2)	2,750	119,075
Kenneth Cole Productions Inc. Class A	2,291	71,296
Krispy Kreme Doughnuts Inc. (1)(2)	11,206	77,994
Landry’s Restaurants Inc.	4,195	126,228
Linens ‘n Things Inc. (2)	9,200	217,672
Lithia Motors Inc. Class A	3,293	95,003
Lone Star Steakhouse & Saloon Inc.	3,582	108,929
Longs Drug Stores Corp. (1)	6,265	269,708
Luby’s Inc. (2)	4,606	55,042
MarineMax Inc. (2)	2,732	85,375
McCormick & Schmick’s Seafood Restaurants Inc. (2)	1,526	24,096
Movado Group Inc.	3,664	69,176
Movie Gallery Inc.	5,104	134,899
New York & Co. Inc. (2)	2,656	55,935
99 Cents Only Stores (2)	10,278	130,633
Nu Skin Enterprises Inc. Class A (1)	11,426	266,226
O’Charley’s Inc. (2)	4,509	79,629
P.F. Chang’s China Bistro Inc. (1)(2)	5,327	314,186
Pacific Sunwear of California Inc. (2)	15,506	356,483
Pantry Inc. (The) (2)	3,527	136,601
Papa John’s International Inc. (1)(2)	2,312	92,411
Party City Corp. (2)	2,346	28,152
Payless ShoeSource Inc. (2)	13,778	264,538
Pep Boys-Manny, Moe & Jack Inc. (1)	11,627	157,430
PETCO Animal Supplies Inc. (2)	11,813	346,357
Pier 1 Imports Inc.	17,504	248,382
Rare Hospitality International Inc. (2)	7,031	214,235
Red Robin Gourmet Burgers Inc. (1)(2)	2,905	180,052
Regis Corp.	9,179	358,715
Restoration Hardware Inc. (2)	5,448	44,565
Retail Ventures Inc. (1)(2)	3,421	46,662
Ruby Tuesday Inc.	13,160	340,844
Rush Enterprises Inc. Class A (2)	4,212	56,188
Ryan’s Restaurant Group Inc. (2)	8,540	119,645
School Specialty Inc. (2)	4,624	215,016
Select Comfort Corp. (1)(2)	7,680	164,582
Sharper Image Corp. (1)(2)	2,447	31,150
Shoe Carnival Inc. (2)	1,517	33,010
ShopKo Stores Inc. (2)	6,083	147,878
Smart & Final Inc. (2)	2,799	34,288
Sonic Automotive Inc.	5,927	126,008
Sports Authority Inc. (The) (2)	5,269	167,554
Stage Stores Inc. (2)	3,959	172,612
Steak n Shake Co. (The) (2)	5,636	104,942
Stein Mart Inc.	5,303	116,666
Talbots Inc. (The)	4,634	150,466
TBC Corp. (2)	4,590	124,527
Texas Roadhouse Inc. Class A (1)(2)	4,259	148,000
Too Inc. (2)	7,028	164,244
Tractor Supply Co. (1)(2)	6,736	330,738
Trans World Entertainment Corp. (2)	3,980	47,083
Triarc Companies Inc. Class B (1)	7,635	113,456
Tuesday Morning Corp. (1)	5,315	167,529
United Auto Group Inc.	5,404	161,039
West Marine Inc. (1)(2)	2,895	52,284
Wet Seal Inc. Class A (2)	8,605	58,385
Wilsons The Leather Experts Inc. (2)	3,936	26,135
World Fuel Services Corp.	5,828	136,433
Zale Corp. (2)	10,867	344,375
Zumiez Inc. (2)	633	18,452

		16,438,508

SAVINGS & LOANS—1.82%

Anchor BanCorp Wisconsin Inc.	4,216	127,576
Bank Mutual Corp.	15,132	167,360
BankAtlantic Bancorp Inc. Class A	8,607	163,103
BankUnited Financial Corp. Class A	5,765	155,886
Berkshire Hills Bancorp Inc.	1,636	54,512
Beverly Hills Bancorp Inc.	2,621	28,700
BFC Financial Corp. Class A (2)	3,591	30,631
Brookline Bancorp Inc. (1)	11,981	194,811
Charter Financial Corp. (1)	504	17,610
Commercial Capital Bancorp Inc.	8,804	147,115
Commercial Federal Corp.	9,094	306,286
Dime Community Bancshares	5,969	90,729
Fidelity Bankshares Inc.	4,147	109,978
First Defiance Financial Corp.	1,157	30,880
First Financial Holdings Inc. (1)	2,589	77,437
First Niagara Financial Group Inc.	24,141	351,976
First Place Financial Corp.	2,615	52,535
FirstFed Financial Corp. (2)	3,782	225,445
Flagstar Bancorp Inc. (1)	6,494	122,931
Flushing Financial Corp.	3,367	61,953
Franklin Bank Corp. (Texas) (2)	3,685	69,131
Harbor Florida Bancshares Inc. (1)	4,468	167,282
Horizon Financial Corp.	1,734	38,495
ITLA Capital Corp. (2)	1,110	59,829
Kearny Financial Corp. (2)	3,806	44,911
MAF Bancorp Inc.	6,260	266,864
NASB Financial Inc.	1,546	67,792
Northwest Bancorp Inc.	3,412	72,539
OceanFirst Financial Corp.	2,205	49,635
Ocwen Financial Corp. (1)(2)	7,912	53,485
Partners Trust Financial Group Inc.	9,712	103,724
PennFed Financial Services Inc.	2,346	39,600
PFF Bancorp Inc.	4,749	143,847
Provident Financial Services Inc. (1)	15,569	273,547
Provident New York Bancorp	8,070	97,728
Rockville Financial Inc. (2)	457	5,585
Sound Federal Bancorp Inc.	1,771	28,619
Sterling Financial Corp. (Washington) (2)	4,790	179,146
TierOne Corp.	4,419	119,887
United Community Financial Corp.	5,193	56,811
Westfield Financial Inc.	2,003	48,553
WSFS Financial Corp.	1,335	73,038

		4,577,502

SEMICONDUCTORS—3.75%

Actel Corp. (2)	5,237	72,794
AMIS Holdings Inc. (2)	8,950	119,393
Amkor Technology Inc. (2)	20,364	91,638
Applied Micro Circuits Corp. (2)	62,850	160,896
Asyst Technologies Inc. (2)	9,475	42,259
Atmel Corp. (2)	86,321	204,581
ATMI Inc. (2)	7,594	220,302
August Technology Corp. (2)	4,290	49,979
Axcelis Technologies Inc. (2)	20,486	140,534
Brooks Automation Inc. (2)	9,555	141,892
Cirrus Logic Inc. (2)	17,397	92,378
Cohu Inc.	4,398	88,180
Conexant Systems Inc. (2)	96,060	154,657
Credence Systems Corp. (1)(2)	18,741	169,606
Cypress Semiconductor Corp. (2)	27,001	339,943
Diodes Inc. (2)	1,983	61,870
DSP Group Inc. (2)	6,224	148,567

EMCORE Corp. (2)	7,481	30,897
Emulex Corp. (2)	17,026	310,895
Entegris Inc. (2)	12,285	121,622
Exar Corp. (2)	8,467	126,074
Fairchild Semiconductor International Inc. Class A (2)	24,469	360,918
FormFactor Inc. (2)	6,933	183,170
Genesis Microchip Inc. (2)	6,817	125,842
Helix Technology Corp. (1)	6,121	81,287
Integrated Circuit Systems Inc. (2)	14,346	296,101
Integrated Device Technology Inc. (2)	21,429	230,362
Integrated Silicon Solution Inc. (1)(2)	7,457	55,256
IXYS Corp. (2)	5,114	72,517
Kopin Corp. (2)	14,401	73,445
Kulicke & Soffa Industries Inc. (1)(2)	10,528	83,276
Lattice Semiconductor Corp. (2)	23,993	106,529
Leadis Technology Inc. (2)	3,727	30,002
LTX Corp. (2)	13,169	65,318
Mattson Technology Inc. (2)	8,752	62,664
Micrel Inc. (2)	13,895	160,070
Microsemi Corp. (2)	12,653	237,876
Microtune Inc. (2)	10,677	53,545
MKS Instruments Inc. (2)	7,278	122,925
Monolithic Power Systems Inc. (2)	3,525	31,302
Mykrolis Corp. (2)	9,143	129,922
NetLogic Microsystems Inc. (2)	2,106	37,339
OmniVision Technologies Inc. (1)(2)	11,680	158,731
ON Semiconductor Corp. (2)	29,337	134,950
Pericom Semiconductor Corp. (2)	5,309	43,215
Photronics Inc. (2)	6,846	159,786
Pixelworks Inc. (2)	9,553	81,965
PMC-Sierra Inc. (2)	36,979	345,014
PortalPlayer Inc. (1)(2)	3,100	64,542
Power Integrations Inc. (1)(2)	6,124	132,095
Rambus Inc. (2)	20,446	273,567
Rudolph Technologies Inc. (2)	2,918	41,815
Semitool Inc. (2)	3,345	31,911
Semtech Corp. (2)	15,075	250,999
SigmaTel Inc. (2)	7,327	125,731
Silicon Image Inc. (2)	16,273	166,961
Silicon Laboratories Inc. (2)	8,760	229,600
SiRF Technology Holdings Inc. (2)	7,188	127,084
Skyworks Solutions Inc. (2)	32,367	238,545
Standard Microsystems Corp. (2)	4,251	99,388
Supertex Inc. (2)	2,039	36,009
Tessera Technologies Inc. (2)	9,042	302,093
TranSwitch Corp. (2)	21,206	43,472
TriQuint Semiconductor Inc. (2)	28,309	94,269
Ultratech Inc. (1)(2)	4,930	90,219
Varian Semiconductor Equipment Associates Inc. (2)	7,519	278,203
Veeco Instruments Inc. (2)	5,572	90,712
Virage Logic Corp. (2)	2,798	28,819
Vitesse Semiconductor Corp. (2)	44,598	93,210
Volterra Semiconductor Corp. (2)	3,121	46,472
Zoran Corp. (2)	8,848	117,590

		9,415,590

SOFTWARE—2.96%

Acxiom Corp.	17,963	375,067
Advent Software Inc. (2)	6,305	127,739
Allscripts Healthcare Solutions Inc. (1)(2)	6,850	113,779
Altiris Inc. (1)(2)	4,447	65,282
American Reprographics Co. (2)	2,621	42,172
AMICAS Inc. (2)	8,793	39,832
ANSYS Inc. (2)	6,419	227,939
Aspen Technology Inc. (2)	8,420	43,784

Atari Inc. (2)	9,647	26,819
Blackbaud Inc.	1,955	26,393
Blackboard Inc. (2)	3,707	88,671
Borland Software Corp. (2)	16,101	110,453
CCC Information Services Group Inc. (2)	2,637	63,156
Computer Programs & Systems Inc.	1,484	55,309
Concur Technologies Inc. (2)	5,797	61,042
CSG Systems International Inc. (2)	10,717	203,409
Dendrite International Inc. (2)	8,634	119,149
Digi International Inc. (2)	4,548	53,939
Eclipsys Corp. (2)	7,693	108,241
eFunds Corp. (2)	9,897	178,047
Emageon Inc. (2)	2,837	39,746
Epicor Software Corp. (2)	10,814	142,745
EPIQ Systems Inc. (1)(2)	2,560	41,882
FalconStor Software Inc. (1)(2)	6,416	41,896
FileNET Corp. (2)	8,659	217,687
IDX Systems Corp. (2)	5,014	151,122
Infocrossing Inc. (1)(2)	4,111	51,264
Informatica Corp. (2)	17,629	147,907
infoUSA Inc.	6,625	77,513
InPhonic Inc. (1)(2)	3,174	48,816
Inter-Tel Inc.	4,342	80,805
InterVideo Inc. (2)	2,033	29,235
iVillage Inc. (1)(2)	9,689	57,940
JDA Software Group Inc. (2)	5,832	66,368
Jupitermedia Corp. (1)(2)	4,155	71,175
Keane Inc. (2)	10,500	143,850
Lawson Software Inc. (1)(2)	12,284	63,263
Majesco Holdings Inc. (1)(2)	3,196	20,902
ManTech International Corp. Class A (2)	3,737	115,996
MapInfo Corp. (2)	4,141	43,522
Micromuse Inc. (2)	16,366	92,632
MicroStrategy Inc. Class A (1)(2)	3,325	176,358
Midway Games Inc. (1)(2)	9,223	101,084
MRO Software Inc. (2)	4,098	59,872
NDCHealth Corp. (1)	7,957	142,987
NetIQ Corp. (2)	11,896	135,020
Niku Corp. (2)	1,873	38,827
Open Solutions Inc. (1)(2)	3,901	79,229
Packeteer Inc. (2)	7,394	104,255
Parametric Technology Corp. (2)	55,485	353,994
PDF Solutions Inc. (2)	3,699	48,531
Per-Se Technologies Inc. (1)(2)	5,223	109,787
Pinnacle Systems Inc. (2)	14,335	78,843
Progress Software Corp. (2)	7,535	227,180
QAD Inc.	2,454	18,896
Quality Systems Inc.	1,506	71,354
Quest Software Inc. (2)	12,998	177,163
Renaissance Learning Inc.	1,792	36,378
ScanSoft Inc. (1)(2)	17,040	64,411
Schawk Inc.	2,582	64,550
SeaChange International Inc. (2)	4,999	35,093
SERENA Software Inc. (2)	5,637	108,794
SPSS Inc. (2)	3,529	67,792
SS&C Technologies Inc.	3,222	102,073
SSA Global Technologies Inc. (2)	1,665	19,980
SYNNEX Corp. (2)	1,805	31,606
THQ Inc. (1)(2)	7,953	232,784
TradeStation Group Inc. (1)(2)	4,602	39,485
Transaction Systems Architects Inc. Class A (2)	8,216	202,360
Trident Microsystems Inc. (1)(2)	5,165	117,194
Ulticom Inc. (2)	2,478	26,292
VeriFone Holdings Inc. (2)	5,000	81,250
Verint Systems Inc. (2)	2,607	83,841

Wind River Systems Inc. (2)	14,654	229,775
Witness Systems Inc. (2)	5,484	99,973

		7,443,499

STORAGE & WAREHOUSING—0.04%

Mobile Mini Inc. (1)(2)	2,994	103,233

		103,233

TELECOMMUNICATION EQUIPMENT—0.08%

Endwave Corp. (1)(2)	1,377	65,545
Glenayre Technologies Inc. (2)	13,615	51,329
Novatel Wireless Inc. (1)(2)	5,894	73,498

		190,372

TELECOMMUNICATIONS—3.73%

Adaptec Inc. (2)	22,524	87,393
ADTRAN Inc.	13,415	332,558
Aeroflex Inc. (2)	15,209	127,756
Airspan Networks Inc. (2)	3,376	18,737
Alaska Communications Systems Group Inc.	2,479	24,567
Anaren Inc. (2)	3,946	51,890
Anixter International Inc. (2)	6,398	237,814
Applied Signal Technology Inc.	2,249	42,821
Arris Group Inc. (2)	17,944	156,292
Aspect Communications Corp. (2)	8,714	97,858
Atheros Communications Inc. (2)	7,023	56,605
Audiovox Corp. Class A (2)	3,404	52,762
Black Box Corp.	3,670	129,918
Broadwing Corp. (1)(2)	12,986	59,995
C-COR Inc. (1)(2)	9,769	66,918
Centennial Communications Corp. (2)	4,528	62,849
CIENA Corp. (2)	117,148	244,839
Cincinnati Bell Inc. (2)	50,285	216,226
Commonwealth Telephone Enterprises Inc.	4,562	191,193
CommScope Inc. (2)	11,065	192,642
Comtech Telecommunications Corp. (1)(2)	4,632	151,142
CT Communications Inc.	3,875	50,569
Ditech Communications Corp. (2)	6,377	41,387
Dobson Communications Corp. Class A (1)(2)	23,092	98,372
Essex Corp. (2)	3,532	80,812
Extreme Networks Inc. (2)	24,764	101,532
FairPoint Communications Inc.	5,457	88,131
Finisar Corp. (1)(2)	37,775	39,664
Foundry Networks Inc. (2)	24,998	215,733
General Communication Inc. Class A (2)	11,382	112,340
GlobeTel Communications Corp. (2)	13,028	36,348
Golden Telecom Inc. (1)	4,453	136,618
Harmonic Inc. (1)(2)	14,854	71,745
Hypercom Corp. (2)	10,941	70,788
IDT Corp. Class B (2)	11,693	153,880
InterDigital Communications Corp. (2)	11,730	205,275
Intrado Inc. (2)	3,829	57,282
Iowa Telecommunications Services Inc.	4,516	84,675
Ixia (2)	6,720	130,637
JAMDAT Mobile Inc. (1)(2)	2,390	66,155
Level 3 Communications Inc. (1)(2)	142,528	289,332
MasTec Inc. (2)	5,781	50,873
MRV Communications Inc. (1)(2)	21,088	45,761
NETGEAR Inc. (2)	6,466	120,268
Newport Corp. (2)	8,918	123,603
North Pittsburgh Systems Inc.	3,085	60,343
Oplink Communications Inc. (2)	21,080	36,047
Plantronics Inc.	10,005	363,782
Polycom Inc. (2)	20,043	298,841
Powerwave Technologies Inc. (1)(2)	20,736	211,922

Premiere Global Services Inc. (2)	14,540	164,157
Price Communications Corp. (2)	9,281	160,561
RCN Corp. (2)	4,567	105,452
RF Micro Devices Inc. (2)	38,420	208,621
SafeNet Inc. (1)(2)	5,057	172,241
SBA Communications Corp. (2)	15,132	204,282
Shenandoah Telecommunications Co.	1,383	54,974
Sonus Networks Inc. (2)	51,006	243,809
SpectraLink Corp.	4,202	44,205
SureWest Communications (1)	3,180	81,567
Sycamore Networks Inc. (2)	35,274	121,695
Symmetricom Inc. (2)	9,346	96,918
Syniverse Holdings Inc. (2)	3,546	49,644
TALK America Holdings Inc. (2)	5,605	56,106
Tekelec (1)(2)	11,507	193,318
Telkonet Inc. (2)	7,151	35,254
Terayon Communication Systems Inc. (2)	15,454	47,753
3Com Corp. (2)	78,171	284,542
Time Warner Telecom Inc. Class A (1)(2)	11,316	66,991
UbiquiTel Inc. (2)	15,608	127,361
US Unwired Inc. (2)	26,705	155,423
USA Mobility Inc. (2)	5,550	162,948
UTStarcom Inc. (1)(2)	20,391	152,729
Valor Communications Group Inc.	5,908	81,530
Viasat Inc. (2)	4,357	88,578
Westell Technologies Inc. Class A (2)	10,964	65,565
Wireless Facilities Inc. (1)(2)	11,496	72,770
Zhone Technologies Inc. (1)(2)	11,588	38,820

		9,383,304

TEXTILES—0.13%

Angelica Corp.	2,048	50,196
Dixie Group Inc. (2)	2,137	37,633
G&K Services Inc. Class A	3,903	147,260
Innovo Group Inc. (2)	5,375	11,503
UniFirst Corp.	2,175	88,175

		334,767

TOYS, GAMES & HOBBIES—0.15%

Jakks Pacific Inc. (1)(2)	5,227	100,411
LeapFrog Enterprises Inc. (1)(2)	6,580	74,354
RC2 Corp. (2)	3,700	139,009
Topps Co. (The)	7,276	72,978

		386,752

TRANSPORTATION—1.37%

ABX Air Inc. (2)	12,011	97,890
Arkansas Best Corp.	4,490	142,827
Covenant Transport Inc. Class A (2)	1,737	22,928
Dynamex Inc. (2)	2,404	40,964
EGL Inc. (2)	8,715	177,089
Florida East Coast Industries Inc. (1)	6,511	281,926
Forward Air Corp.	6,673	188,646
Frozen Food Express Industries Inc. (2)	3,207	36,303
Genesee & Wyoming Inc. Class A (2)	4,683	127,424
GulfMark Offshore Inc. (2)	3,080	84,115
Heartland Express Inc.	9,381	182,273
Hub Group Inc. Class A (2)	4,028	100,901
Kansas City Southern Industries Inc. (1)(2)	16,615	335,291
Kirby Corp. (2)	4,456	200,966
Knight Transportation Inc. (1)	7,864	191,331
Maritrans Inc.	1,792	48,474
Marten Transport Ltd. (2)	2,106	44,205
Offshore Logistics Inc. (2)	4,791	157,336
Old Dominion Freight Line Inc. (2)	3,892	104,422

Overnite Corp.	5,946	255,559
Pacer International Inc. (2)	7,706	167,914
RailAmerica Inc. (2)	7,536	89,678
SCS Transportation Inc. (2)	3,235	57,583
Seabulk International Inc. (2)	918	19,508
SIRVA Inc. (2)	4,596	39,112
U.S. Xpress Enterprises Inc. Class A (2)	2,112	25,154
USA Truck Inc. (2)	1,106	27,374
Werner Enterprises Inc.	10,474	205,709

		3,452,902

TRUCKING & LEASING—0.21%

AMERCO	2,088	111,812
GATX Corp.	10,098	348,381
Greenbrier Companies Inc. (The)	1,407	38,130
Interpool Inc.	1,554	33,225

		531,548

WATER—0.20%

American States Water Co.	3,878	113,897
California Water Service Group (1)	3,904	146,556
Connecticut Water Service Inc.	1,469	36,710
Middlesex Water Co.	2,068	40,161
PICO Holdings Inc. (2)	1,577	46,932
SJW Corp.	1,674	78,695
Southwest Water Co. (1)	3,800	44,954

		507,905

TOTAL COMMON STOCKS (Cost: $209,428,634)		238,778,985

Security	Shares	Value
EXCHANGE-TRADED FUNDS—2.72%

iShares Russell 2000 Index Fund (1)(3)	107,020	6,817,174

TOTAL EXCHANGE-TRADED FUNDS (Cost: $3,800,461)		6,817,174

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—21.70%

COMMERCIAL PAPER (4)—5.28%

Alpine Securitization Corp.
3.29%, 08/08/05	69,995	69,752
Amstel Funding Corp.
2.95%-3.18%, 07/18/05-08/19/05 (5)	470,287	469,337
Amsterdam Funding Corp.
3.14%-3.24%, 07/19/05-07/26/05 (5)	1,073,256	1,071,236
ANZ National Bank Ltd.
2.94%, 08/15/05 (5)	116,658	116,230
Barton Capital Corp.
3.15%-3.29%, 07/14/05-07/28/05	443,873	443,125
Blue Ridge Asset Funding Corp.
3.12%, 07/11/05	233,317	233,115
Bryant Park Funding LLC
3.10%, 07/06/05 (5)	90,093	90,054
Cancara Asset Securitisation LLC
3.15%, 07/13/05 (5)	84,008	83,920
Cantabric Finance LLC
3.08%-3.12%, 07/11/05-07/25/05 (5)	233,317	232,902
Chariot Funding LLC
3.13%-3.29%, 07/12/05-07/28/05 (5)	292,140	291,684
Charta LLC
3.31%, 08/11/05 (5)	349,975	348,656

Chesham Finance LLC
3.12%-3.17%, 07/08/05-07/13/05 (5)	219,318	219,135
Dexia Delaware LLC
3.04%, 07/01/05	309,378	309,378
Edison Asset Securitization LLC
3.12%, 09/06/05 (5)	174,987	173,971
Fairway Finance LLC
3.12%-3.23%, 07/11/05-09/15/05 (5)	386,015	384,402
Falcon Asset Securitization Corp.
3.17%-3.24%, 07/14/05-07/21/05 (5)	618,865	617,797
Ford Credit Floorplan Motown
3.33%, 08/08/05 (5)	46,663	46,500
Gemini Securitization Corp.
3.18%-3.24%, 07/15/05-07/25/05	252,701	252,280
General Electric Capital Corp.
2.74%, 07/07/05	116,658	116,605
Giro Funding Corp.
3.07%-3.30%, 07/01/05-07/29/05	221,651	221,351
Grampian Funding LLC
3.00%-3.13%, 07/05/05-09/09/05 (5)	776,944	773,661
Jupiter Securitization Corp.
3.12%-3.24%, 07/13/05-07/27/05 (5)	705,752	704,710
Liberty Street Funding Corp.
3.05%, 07/01/05 (5)	116,658	116,659
Lockhart Funding LLC
3.15%-3.16%, 07/11/05-07/12/05 (5)	341,431	341,127
Mortgage Interest Networking Trust
3.12%-3.27%, 07/05/05-07/25/05	445,635	445,095
Nordea North America Inc.
2.74%, 07/11/05	116,658	116,570
Park Avenue Receivables Corp.
3.25%, 07/22/05 (5)	464,300	463,420
Park Granada LLC
3.08%-3.09%, 07/01/05 (5)	116,752	116,752
Polonius Inc.
3.15%, 07/11/05 (5)	163,322	163,179
Ranger Funding Co. LLC
3.07%-3.13%, 07/06/05-07/13/05 (5)	758,907	758,410
Santander Central Hispano
2.75%, 07/08/05	291,646	291,490
Scaldis Capital LLC
2.75%-3.29%, 07/08/05-07/29/05 (5)	417,378	416,563
Sydney Capital Corp.
3.11%-3.21%, 07/08/05-08/17/05 (5)	848,573	846,288
Thames Asset Global Securitization No. 1 Inc.
3.12%-3.19%, 07/07/05-07/15/05 (5)	759,677	758,880
Three Pillars Funding Corp.
3.30%, 07/28/05	33,927	33,843
Tulip Funding Corp.
3.02%-3.07%, 07/01/05 (5)	454,967	454,967
UBS Finance Delaware LLC
3.03%, 07/01/05	349,975	349,975
Windmill Funding Corp.
3.17%-3.24%, 07/26/05	202,985	202,534
Yorktown Capital LLC
3.15%, 07/13/05	135,606	135,464

		13,281,017

FLOATING RATE NOTES (4)—8.93%

Allstate Life Global Funding II
3.19%-3.30%, 06/08/06-06/27/06 (5)	433,969	433,971
American Express Bank
3.24%-3.29%, 10/17/05-06/29/06	571,626	571,630
American Express Centurion Bank
3.29%, 06/29/06	93,327	93,327

American Express Credit Corp.
3.19%-3.32%, 08/09/05-10/26/05	664,952	665,032
Australia & New Zealand Banking Group Ltd.
3.28%, 06/23/06 (5)	151,656	151,656
Bank of Nova Scotia
3.06%-3.23%, 09/26/05-01/03/06	151,656	151,635
Beta Finance Inc.
3.13%-3.60%, 09/23/05-06/09/06 (5)	1,199,247	1,199,236
BMW US Capital LLC
3.19%, 07/14/06 (5)	233,317	233,317
Canadian Imperial Bank of Commerce
3.14%-3.26%, 09/13/05-12/14/05	793,276	793,202
CC USA Inc.
3.12%-3.27%, 07/29/05-06/26/06 (5)	872,604	872,550
Commodore CDO Ltd.
3.47%, 12/12/05 (5)	58,329	58,329
Credit Suisse First Boston
3.15%, 05/09/06	233,317	233,317
Danske Bank
3.14%-3.24%, 08/12/05-10/17/05	699,950	699,911
DEPFA Bank PLC
3.42%, 03/15/06	233,317	233,317
Dorada Finance Inc.
3.12%-3.29%, 07/29/05-06/26/06 (5)	564,626	564,646
Fairway Finance LLC
3.21%, 10/20/05	93,327	93,325
Fifth Third Bancorp
3.26%, 04/21/06 (5)	466,633	466,633
Five Finance Inc.
3.27%-3.30%, 02/27/06-06/26/06 (5)	163,322	163,327
General Electric Capital Corp.
3.28%, 07/07/06	104,992	105,106
General Electric Commercial Equipment Financing LLC
3.22%, 11/20/05	33,516	33,516
Greenwich Capital Holdings Inc.
3.09%-3.15%, 09/02/05-02/10/06	268,314	268,315
Hartford Life Global Funding Trust
3.21%, 07/15/06	233,317	233,317
HBOS Treasury Services PLC
3.15%-3.51%, 01/10/06-04/24/06 (5)	699,950	699,951
HSBC Bank USA N.A.
3.57%, 05/04/06	81,661	81,717
K2 USA LLC
3.09%-3.24%, 07/25/05-06/02/06 (5)	1,026,593	1,026,599
Leafs LLC
3.26%, 01/20/06-02/21/06 (5)	244,982	244,982
Links Finance LLC
3.19%-3.58%, 11/16/05-03/15/06 (5)	909,935	910,068
Lothian Mortgages PLC
3.29%, 01/24/06 (5)	349,975	349,975
Marshall & Ilsley Bank
3.36%, 02/20/06	233,317	233,496
Metropolitan Life Global Funding I
3.14%, 07/06/06 (5)	349,975	349,975
National City Bank (Ohio)
3.09%-3.11%, 08/09/05-01/06/06	349,975	349,949
Nationwide Building Society
3.16%-3.51%, 01/13/06-07/07/06 (5)	863,271	863,389
Norddeutsche Landesbank
3.11%, 07/27/05	233,317	233,311
Northern Rock PLC
3.15%-3.28%, 10/25/05-05/03/06 (5)	699,950	699,950
Permanent Financing PLC
3.15%-3.20%, 09/12/05-06/12/06	898,269	898,269
Principal Life Income Funding Trusts

3.21%, 05/10/06	174,987	174,996
Royal Bank of Scotland
3.07%-3.26%, 04/05/06-06/27/06	662,036	661,850
Sedna Finance Inc.
3.19%, 01/10/06-01/17/06 (5)	128,324	128,310
Sigma Finance Inc.
3.10%-3.60%, 08/17/05-03/20/06 (5)	1,332,238	1,332,259
Skandinav Enskilda Bank NY
3.27%, 07/18/06 (5)	233,317	233,317
Societe Generale
3.15%-3.26%, 03/30/06-06/13/06	361,641	361,560
SunTrust Bank
3.17%, 04/28/06	349,975	349,975
Tango Finance Corp.
3.19%-3.28%, 07/25/05-06/21/06 (5)	800,276	800,226
Toronto-Dominion Bank
3.81%, 06/20/06	291,646	291,673
UniCredito Italiano SpA
3.34%, 06/14/06	303,312	303,209
Wachovia Asset Securitization Inc.
3.30%, 07/25/05 (5)	601,762	601,762
Wells Fargo & Co.
3.19%, 07/14/06 (5)	116,658	116,672
WhistleJacket Capital LLC
3.14%-3.24%, 07/15/05-06/22/06 (5)	781,611	781,580
White Pine Finance LLC
3.07%-3.28%, 07/05/05-06/20/06 (5)	783,944	783,917
Winston Funding Ltd.
3.23%, 07/23/05 (5)	166,588	166,588
World Savings Bank
3.13%, 09/09/05	81,661	81,659

		22,429,799

MONEY MARKET FUNDS—2.29%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3)(4)(6)	933,266	933,266
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (3)(6)	4,716,886	4,716,886
BlackRock Temp Cash Money Market Fund 3.04% (4)(6)	33,798	33,798
Short Term Investment Co.-Prime Money Market Portfolio, Institutional Shares 3.13% (4)(6)	81,791	81,791

		5,765,741

REPURCHASE AGREEMENTS (4)—3.25%

Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $3,963,155 and effective yields of 3.40%-3.44%. (7)	$3,962,777	3,962,777
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $3,033,405 and effective yields of 3.43%-3.44%. (7)	3,033,116	3,033,116
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $1,166,693 and an effective yield of 3.40%. (7)	1,166,583	1,166,583

		8,162,476

TIME DEPOSITS (4)—1.54%

American Express Centurion Bank
3.08%, 07/01/05	174,987	174,987
Banco Bilbao Vizcaya Argentaria SA
3.18%, 09/14/05	233,317	233,317
BNP Paribas (New York)
2.78%-3.03%, 07/11/05-08/23/05	326,643	326,644
Credit Suisse First Boston
3.16%, 07/13/05	116,658	116,659

Deutsche Bank AG
3.31%, 07/01/05	9,594	9,594
HBOS Treasury Services PLC
3.39%, 12/14/05	139,990	139,990
Key Bank N.A.
3.34%, 07/01/05	699,950	699,950
Natexis Banques
2.98%, 08/18/05	233,317	233,317
Toronto-Dominion Bank
2.66%-3.18%, 09/14/05-11/09/05	419,970	419,960
UBS AG
2.67%-3.40%, 11/09/05-12/15/05	186,653	186,652
UBS Finance Delaware LLC
3.02%-3.05%, 07/01/05-07/05/05	163,322	163,320
US Bank N.A.
3.12%, 07/08/05	233,317	233,317
Washington Mutual Bank
3.15%-3.28%, 07/28/05-08/09/05	699,950	699,951
Wells Fargo Bank N.A.
3.04%, 07/01/05	233,317	233,317

		3,870,975

U.S. GOVERNMENT AGENCY NOTES (4)—0.14%

Federal National Mortgage Association
2.33%, 07/22/05	349,975	349,500

		349,500

U.S. TREASURY OBLIGATIONS (4)—0.27%

U.S. Treasury Bill
3.04%, 09/22/05 (8)(9)	675,000	670,318

		670,318

TOTAL SHORT-TERM INVESTMENTS (Cost: $54,529,897)		54,529,826

TOTAL INVESTMENTS IN SECURITIES—119.44% (Cost: $267,758,992)		300,125,985

Other Assets, Less Liabilities—(19.44)%+B2458		(48,839,699)

NET ASSETS—100.00%		$251,286,286

(1)	All or a portion of this security represents a security on loan. See Note 4.
(2)	Non-income earning security.
(3)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8)	The rate quoted is the yield to maturity.
(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2005, the open futures contracts held by the Master

Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
Russell Mini Index (09/16/05)	85	$5,466,350	$115,488

			$115,488

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2005

International Index Master Portfolio

Industry/Investment Type	Value	% of Net Assets
Banks	$23,392,903	17.57%
Oil & Gas	11,468,716	8.61
Telecommunications	10,940,307	8.22
Pharmaceuticals	9,647,472	7.25
Insurance	6,067,168	4.56
Food	5,648,196	4.24
Electric	5,330,021	4.00
Auto Manufacturers	3,884,995	2.92
Retail	3,313,908	2.49
Chemicals	3,272,203	2.46
Real Estate	2,829,041	2.12
Mining	2,652,592	1.99
Media	2,580,645	1.94
Diversified Financial Services	2,404,564	1.81
Transportation	2,207,371	1.66
Building Materials	2,103,680	1.58
Manufacturing	2,103,114	1.58
Electronics	1,971,765	1.48
Beverages	1,770,225	1.33
Engineering & Construction	1,739,577	1.31
Exchange-Traded Funds	1,715,825	1.29
Commercial Services	1,578,221	1.18
Electrical Components & Equipment	1,237,600	0.93
Distribution & Wholesale	1,208,401	0.91
Home Furnishings	1,201,616	0.90
Iron & Steel	1,141,130	0.86
Agriculture	1,128,750	0.85
Holding Companies—Diversified	1,028,785	0.77
Auto Parts & Equipment	1,015,907	0.76
Health Care—Products	967,670	0.73
Software	850,058	0.64
Office & Business Equipment	842,843	0.63
Water	826,497	0.62
Semiconductors	809,830	0.61
Gas	790,115	0.59
Machinery	754,363	0.57
Aerospace & Defense	752,149	0.56
Hand & Machine Tools	692,463	0.52
Computers	679,249	0.51
Cosmetics & Personal Care	657,944	0.49
Forest Products & Paper	562,380	0.42
Entertainment	538,777	0.40
Advertising	496,604	0.37
Home Builders	464,345	0.35
Internet	454,183	0.34
Leisure Time	440,124	0.33
Household Products & Wares	382,426	0.29
Apparel	335,287	0.25
Airlines	327,061	0.25
Real Estate Investment Trusts	319,721	0.24
Lodging	279,553	0.21
Textiles	269,980	0.20
Metal Fabricate & Hardware	182,120	0.14
Food Service	173,511	0.13
Toys, Games & Hobbies	170,815	0.13
Packaging & Containers	165,934	0.12
Investment Companies	144,256	0.11
Tobacco	140,273	0.11
Venture Capital	136,313	0.10
Oil & Gas Services	129,739	0.10
Biotechnology	114,101	0.09
Health Care—Services	40,222	0.03
Environmental Control	39,992	0.03
Shipbuilding	36,329	0.03
Housewares	31,658	0.02
Futures Contracts	20,932	0.02
Storage & Warehousing	20,486	0.02
Energy-Alternate Sources	19,190	0.01
Office Furnishings	12,151	0.01
Short-Term and Other Net Assets	1,483,548	1.11

TOTAL	$133,139,890	100.00%

This table is not part of the financial statements.

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

June 30, 2005

Russell 2000 Index Master Portfolio

Sector/Investment Type	Value	% of Net Assets
Financial	$52,237,937	20.79%
Consumer Non-Cyclical	46,764,113	18.61
Consumer Cyclical	33,380,573	13.28
Industrial	31,941,637	12.71
Technology	24,281,710	9.66
Communications	22,327,841	8.89
Energy	12,445,523	4.95
Basic Materials	8,521,320	3.39
Exchange-Traded Funds	6,817,174	2.71
Utilities	6,456,366	2.57
Diversified	421,965	0.17
Futures Contracts	115,488	0.05
Short-Term and Other Net Assets	5,574,639	2.22

TOTAL	$251,286,286	100.00%

This table is not part of the financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

	International Index Master Portfolio		Russell 2000 Index Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$145,600,450		$258,308,380

Affiliated issuers (a)	$3,770,035		$9,450,612

Foreign currencies, at cost	$943,842		$—

Investments in securities, at value (including securities on loan (b)) (Note 1):
Unaffiliated issuers	$157,665,946		$287,658,659
Affiliated issuers (a)	3,999,407		12,467,326
Foreign currencies, at value	931,718	(c)	—
Receivables:
Investment securities sold	804,421		134,180
Dividends and interest	458,009		287,108
Due from broker—variation margin	20,784		—

Total Assets	163,880,285		300,547,273

LIABILITIES
Payables:
Investment securities purchased	1,478,348		88,017
Due to broker—variation margin	—		10,040
Collateral for securities loaned (Note 4)	29,234,936		49,142,622
Investment advisory fees (Note 2)	16,267		16,246
Administration fees (Note 2)	10,844		4,062

Total Liabilities	30,740,395		49,260,987

NET ASSETS	$133,139,890		$251,286,286

(a)	The Master Portfolios' investment adviser is an affiliate of the issuers. See Note 2.
(b)	Securities on loan with market values of $27,830,113 and $47,406,217, respectively. See Note 4.
(c)	Includes $147,255 of foreign currencies held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2005 (Unaudited)

	International Index Master Portfolio	Russell 2000 Index Master Portfolio
NET INVESTMENT INCOME
Dividends (a)	$2,279,734	$1,429,012
Dividends from affiliated issuers (b)	28,262	45,000
Interest	2,409	5,941
Interest from affiliated issuers (b)	9,552	118,988
Securities lending income (c)	38,802	80,079

Total investment income	2,358,759	1,679,020

EXPENSES (Note 2)
Investment advisory fees	92,376	92,861
Administration fees	61,584	23,215

Total expenses	153,960	116,076

Net investment income	2,204,799	1,562,944

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on sale of investments	(97,558)	7,927,493
Net realized gain from sale of investments of affiliated issuers (b)	160,500	—
Net realized gain on futures contracts	83,865	289,351
Net realized loss on foreign currency transactions	(70,990)	—
Net increase from payments by affiliates (Note 2)	—	13,685
Net change in unrealized appreciation (depreciation) of investments	(3,577,686)	(12,135,629)
Net change in unrealized appreciation (depreciation) of futures contracts	(2,017)	32,394
Net change in unrealized appreciation (depreciation) on translation of assets and	(39,058)	—

Net realized and unrealized loss	(3,542,944)	(3,872,706)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,338,145)	$(2,309,762)

(a)	Net of foreign withholding tax of $130,052 and $551, respectively.
(b)	The Master Portfolios' investment adviser is an affiliate of the issuers. See Note 2.
(c)	Includes income earned from issuers of which the Master Portfolios' investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	International Index Master Portfolio		Russell 2000 Index Master Portfolio
	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004	For the six months ended June 30, 2005 (Unaudited)	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,204,799	$2,062,047	$1,562,944	$2,412,137
Net realized gain	75,817	9,781,972	8,230,529	7,467,042
Net change in unrealized appreciation (depreciation)	(3,618,761)	9,674,096	(12,103,235)	24,620,777

Net increase (decrease) in net assets resulting from operations	(1,338,145)	21,518,115	(2,309,762)	34,499,956

Interestholder transactions:
Contributions	26,354,950	48,216,915	29,860,984	72,118,119
Withdrawals	(7,117,952)	(105,653,374)	(14,703,710)	(23,020,912)

Net increase (decrease) in net assets resulting from interestholder transactions	19,236,998	(57,436,459)	15,157,274	49,097,207

Increase (decrease) in net assets	17,898,853	(35,918,344)	12,847,512	83,597,163
NET ASSETS:
Beginning of period	115,241,037	151,159,381	238,438,774	154,841,611

End of period	$133,139,890	$115,241,037	$251,286,286	$238,438,774

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the International Index and Russell 2000 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

The International Index Master Portfolio invests in the securities of foreign issuers which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

Foreign Currency Translation

The accounting records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective date of such transactions.

The Master Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Federal Income Taxes

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of June 30, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
International Index	$154,798,447	$12,813,190	$(5,946,284)	$6,866,906
Russell 2000 Index	267,614,453	46,870,988	(14,359,456)	32,511,532

Futures Contracts

The Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

The International Index Master Portfolio has pledged to brokers foreign currencies with an aggregate U.S. dollar market value of $147,255 as of June 30, 2005 for initial margin requirements.

The Russell 2000 Index Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $675,000 for initial margin requirements.

Repurchase Agreements

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of June 30, 2005, a portion of the cash collateral for securities on loan for each Master Portfolio was invested in repurchase agreements as disclosed in the Master Portfolios’ Schedules of Investments. For further information, see Note 4, below.

Forward Foreign Currency Exchange Contracts

A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The International Index Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements. As of June 30, 2005, the International Index Master Portfolio held no forward foreign currency exchange contracts.

2. Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.15% of the first $1 billion and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio and 0.08% of the average daily net assets of the Russell 2000 Index Master Portfolio as compensation for its investment advisory services.

MIP has entered into an administrative services arrangement with Barclays Global Investors, N.A. (“BGI”) which has agreed to provide general administrative services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, counsel and independent registered accounting firm), to the Master Portfolios. BGI is entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Russell 2000 Index Master Portfolio, and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

Pursuant to an exemptive order issued by the SEC, BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2005, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
International Index	$38,802
Russell 2000 Index	80,079

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the six months ended June 30, 2005, BGIS did not receive any brokerage commissions from the Master Portfolios.

Pursuant to Rule 17a-7 under the 1940 Act, the Russell 2000 Index Master Portfolio executed cross trades for the six months ended June 30, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Because the International Index Master Portfolio seeks to match the total return performance of foreign stock markets by investing in common stocks included in its benchmark index, the Master Portfolio held shares of Barclays PLC. Barclays PLC is an affiliate of BGFA, the Master Portfolios’ investment adviser.

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGFA is an affiliate, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Master Portfolios’ Statements of Operations.

The following table provides information about the investment by each Master Portfolio in shares of issuers of which BGFA is an affiliate, for the six months ended June 30, 2005, including income earned from these affiliated issuers and net realized capital gains (losses) from sales of these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
International Index
Barclays PLC	80	15	1	94	$933,375	$28,262	$(212)
IMMF	856	91,602	91,663	795	795,007	9,552	—
iShares MSCI EAFE Index Fund (a)	33	15	15	33	1,715,825	—	160,712
Russell 2000 Index
IMMF	3,772	1,061,310	1,060,365	4,717	4,716,886	118,988	—
iShares Russell 2000 Index Fund (b)	107	—	—	107	6,817,174	45,000	—

(a)	Shares were adjusted to reflect a 3:1 stock split effective June 9, 2005.
(b)	Shares were adjusted to reflect a 2:1 stock split effective June 9, 2005.

BGFA made a reimbursement to the Russell 2000 Index Master Portfolio of $13,685 to compensate the Master Portfolio for a loss incurred in executing investment transactions.

The Master Portfolios invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the cash collateral for securities on loan, the information reported above for each Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

Certain officers and trustees of MIP are also officers of BGI. As of June 30, 2005, these officers of BGI collectively owned less than 1% of the Master Portfolios’ outstanding beneficial interests.

3. Investment Portfolio Transactions

Investment transactions (excluding short-term investments) for the Master Portfolios for the six months ended June 30, 2005 were as follows:

Master Portfolio	Purchases	Sales
International Index	$25,250,191	$3,503,550
Russell 2000 Index	57,623,492	42,156,187

4. Portfolio Securities Loaned

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2005, the Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of June 30, 2005 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5. Financial Highlights

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002		Year Ended December 31, 2001	Year Ended December 31, 2000
International Index
Ratio of expenses to average net assets (a)	0.25%		0.25%	0.25%	0.25%		0.25%	0.25%
Ratio of net investment income to average net assets (a)	3.58%		2.05%	2.21%	1.92%		1.50%	1.47%
Portfolio turnover rate (b)	3%		39%	18%	20%		7%	45%
Total return	(1.24	)%(c)	20.19%	38.67%	(16.36	)%(d)	(21.35)%	(14.85)%
Russell 2000 Index
Ratio of expenses to average net assets (a)	0.10%		0.10%	0.10%	0.10%		0.10%	0.09	%(e)
Ratio of net investment income to average net assets (a)	1.35%		1.26%	1.26%	1.38%		1.45%	3.30	%(e)
Portfolio turnover rate (b)	19%		20%	48%	28%		46%	0	%(e)
Total return	(1.22	)%(c)(d)	18.44%	46.53%	(20.32)%		2.30%	(4.40	)%(c)(e)

(a)	Annualized for periods of less than one year.
(b)	Portfolio turnover rates include in-kind transactions, if any.
(c)	Not annualized.
(d)	The voluntary reimbursement made by the investment adviser to compensate the Master Portfolio for a loss incurred in executing investment transactions had no material impact on the total return for the period or year indicated.
(e)	Period from December 19, 2000 (commencement of operations) to December 31, 2000.

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

Under Section 15(c) of the 1940 Act, MIP’s Board of Trustees, including a majority of Trustees who are not interested persons of MIP (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Master Portfolio’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 2, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Master Portfolios by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time to the support of those funds and accounts for which they provide investment advisory/management services, including the Master Portfolios. The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board further noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolios. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolios for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolios have met their investment objectives consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Master Portfolios.

Master Portfolios’ Expenses and Performance of the Master Portfolios

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Master Portfolio’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three- and five-year, and “since inception” periods ended December 31, 2004, as applicable, and a comparison of each Master Portfolio’s performance to that of the funds in its Lipper Peer Group for the same periods. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board noted that the Master Portfolios generally performed in line with the funds in their respective Lipper Peer Groups and generally performed in line with their respective benchmarks over relevant periods. The Board noted that the advisory fees for the Master Portfolios were generally lower than the advisory fee rates of the funds in their respective Lipper Peer Groups, and the overall expenses for the Master Portfolios were the lowest of the overall expenses of the funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

Costs of Services Provided to Master Portfolios and Profits Realized by BGFA and its Affiliates

The Board reviewed information about the profitability of the Master Portfolios to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Master Portfolios’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Master Portfolios’ profitability analysis. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

Economies of Scale

In connection with its review of the Master Portfolios’ profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contract for the International Index Master Portfolio provides for a breakpoint in the investment advisory fee rate as a result of increases in the International Index Master Portfolio’s asset levels; however the Board also noted that the International Index Master Portfolio’s asset levels do not currently meet the first breakpoint under its Advisory Contract. The Board also noted that the Advisory Contract for the Russell 2000 Index Master Portfolio does not provide any breakpoints in the investment advisory fee rate as a result of any increases in the asset levels of the Russell 2000 Index Master Portfolio. However, the Board noted that the investment advisory fee rates for each of the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios the opportunity to share in economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to each Master Portfolio, BGFA generally is providing services at a loss, and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor in its consideration of whether to approve continuance of the Advisory Contracts.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board also received and considered information regarding the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that BGFA had provided the Board with information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Master Portfolios. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Master Portfolios in comparison with the nature and extent of services provided to the other funds/accounts, including, among other factors, the level of complexity in managing the Master Portfolios and the other funds/accounts under differing regulatory requirements and the various client guidelines or other requirements, the nature and extent of the support services provided to the Master Portfolios and their interestholders in comparison with the nature and extent of the services provided to the other funds/accounts and their clients, and in relation to the Master Portfolios’ and the other funds’/accounts’ fee structures and asset levels. The Board noted that the investment advisory fee rates under the Master Portfolios’ Advisory Contracts were generally within the ranges of the investment advisory/management fee rates for other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that any differences between the advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the other funds/accounts for which BGFA or BGI provides investment advisory/management services appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the funds/accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolios by BGFA, such as the payment of securities lending revenue to BGI, MIP’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Master Portfolios’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Master Portfolios. The Board further noted that any portfolio transactions on behalf of the Master Portfolios placed through an affiliate of the Master Portfolios or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to continue the Advisory Contracts.

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable to the Registrant.

Item 6.	Schedule of Investments

The Registrant’s full schedules of investments are included as part of the semi-annual reports filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which interestholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The Chief Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Investment Portfolio

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: August 29, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Chief Financial Officer
Date: August 29, 2005